UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock ACWI ex-US Index Fund

BlackRock Bond Index Fund

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

Master Investment Portfolio

Active Stock Master Portfolio

ACWI ex-US Index Master Portfolio

Bond Index Master Portfolio

CoreAlpha Bond Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Government Money Market Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Russell 1000® Index Master Portfolio

S&P 500 Stock Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master

Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock ACWI ex US Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex US Index Master Portfolio of Master Investment Portfolio	$15,721,290
Total Investments (Cost — $8,722,729) — 100.3%	15,721,290
Liabilities in Excess of Other Assets — (0.3)%	(39,335)

Net Assets — 100.0%	$15,681,955

BlackRock ACWI ex US Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex US Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $15,721,290 and 4.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	1

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$129,216,045
Total Investments (Cost — $124,174,170) — 100.0%	129,216,045
Liabilities in Excess of Other Assets — (0.0)%	(58,539)

Net Assets — 100.0%	$129,157,506

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $129,216,045 and 12.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

2	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$44,942,566,765
Total Investments (Cost — $44,942,566,765) – 100.0%	44,942,566,765
Liabilities in Excess of Other Assets — (0.0)%	(3,824,743)

Net Assets — 100.0%	$44,938,742,022

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $44,942,566,765 and 98.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	3

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$15,464,561,074
Total Investments (Cost — $15,464,561,074) — 100.0%	15,464,561,074
Liabilities in Excess of Other Assets — (0.0)%	(1,304,561)

Net Assets — 100.0%	$15,463,256,513

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $15,464,561,074 and 91.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

4	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Government Money Market Master Portfolio of Master Investment Portfolio	$10,181,123
Total Investments (Cost — $10,181,123) — 100.0%	10,181,123
Liabilities in Excess of Other Assets — (0.0)%	(3,496)

Net Assets — 100.0%	$10,177,627

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $10,181,123 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	5

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$1,934,282,974
Total Investments (Cost — $1,934,282,974) — 100.0%	1,934,282,974
Liabilities in Excess of Other Assets — (0.0)%	(8,906)

Net Assets — 100.0%	$1,934,274,068

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,934,282,974 and 62.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

6	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Core Alpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Core Alpha Bond Master Portfolio of Master Investment Portfolio	$119,622,015
Total Investments (Cost — $119,551,523) — 100.0%	119,622,015
Liabilities in Excess of Other Assets — (0.0)%	(53,852)

Net Assets — 100.0%	$119,568,163

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $119,622,015 and 3.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	7

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$461,650,592
Total Investments (Cost — $398,860,467) — 100.1%	461,650,592
Liabilities in Excess of Other Assets — (0.1)%	(290,822)

Net Assets — 100.0%	$461,359,770

LifePath Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $461,650,592 and 29.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

8	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,020,644,960
Total Investments (Cost — $847,581,664) — 100.1%	1,020,644,960
Liabilities in Excess of Other Assets — (0.1)%	(582,715)

Net Assets — 100.0%	$1,020,062,245

LifePath 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,020,644,960 and 36.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	9

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$63,242,638
Total Investments (Cost — $58,627,436) — 100.1%	63,242,638
Liabilities in Excess of Other Assets — (0.1)%	(51,302)

Net Assets — 100.0%	$63,191,336

LifePath 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $63,242,638 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

10	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$963,949,652
Total Investments (Cost — $817,061,759) — 100.1%	963,949,652
Liabilities in Excess of Other Assets — (0.1)%	(539,998)

Net Assets — 100.0%	$963,409,654

LifePath 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $963,949,652 and 36.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	11

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$51,858,533
Total Investments (Cost — $47,545,677) — 100.1%	51,858,533
Liabilities in Excess of Other Assets — (0.1)%	(33,654)

Net Assets — 100.0%	$51,824,879

LifePath 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $51,858,533 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

12	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$815,993,258
Total Investments (Cost — $656,318,420) — 100.1%	815,993,258
Liabilities in Excess of Other Assets — (0.1)%	(445,082)

Net Assets — 100.0%	$815,548,176

LifePath 2040 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $815,993,258 and 40.1%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	13

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$29,445,949
Total Investments (Cost — $26,804,594) — 100.1%	29,445,949
Liabilities in Excess of Other Assets — (0.1)%	(22,421)

Net Assets — 100.0%	$29,423,528

LifePath 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $29,445,949 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

14	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$181,912,023
Total Investments (Cost — $156,988,558) — 100.1%	181,912,023
Liabilities in Excess of Other Assets — (0.1)%	(108,284)

Net Assets — 100.0%	$181,803,739

LifePath 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $181,912,023 and 47.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	15

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$10,832,199
Total Investments (Cost — $9,847,922) — 100.2%	10,832,199
Liabilities in Excess of Other Assets — (0.2)%	(22,383)

Net Assets — 100.0%	$10,809,816

LifePath 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $10,832,199 and 99.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

16	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index Retirement Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$346,338,354
Total Investments (Cost — $318,059,785) — 100.0%	346,338,354
Liabilities in Excess of Other Assets — (0.0)%	(50,127)

Net Assets — 100.0%	$346,288,227

LifePath Index Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $346,338,354 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	17

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2020 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$688,490,849
Total Investments (Cost — $623,493,413) — 100.0%	688,490,849
Liabilities in Excess of Other Assets — (0.0)%	(98,345)

Net Assets — 100.0%	$688,392,504

LifePath Index 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $688,490,849 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

18	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2025 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$341,613,795
Total Investments (Cost — $309,917,645) — 100.0%	341,613,795
Liabilities in Excess of Other Assets — (0.0)%	(93,923)

Net Assets — 100.0%	$341,519,872

LifePath Index 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $341,613,795 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	19

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2030 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$605,746,982
Total Investments (Cost — $539,068,936) — 100.0%	605,746,982
Liabilities in Excess of Other Assets — (0.0)%	(73,814)

Net Assets — 100.0%	$605,673,168

LifePath Index 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $605,746,982 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

20	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2035 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$264,464,845
Total Investments (Cost — $236,920,542) — 100.0%	264,464,845
Liabilities in Excess of Other Assets — (0.0)%	(23,245)

Net Assets — 100.0%	$264,441,600

LifePath Index 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $264,464,845 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	21

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2040 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$381,810,800
Total Investments (Cost — $336,635,305) — 100.0%	381,810,800
Liabilities in Excess of Other Assets — (0.0)%	(35,530)

Net Assets — 100.0%	$381,775,270

LifePath Index 2040 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $381,810,800 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

22	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2045 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$136,702,625
Total Investments (Cost — $122,332,108) — 100.0%	136,702,625
Liabilities in Excess of Other Assets — (0.0)%	(38,967)

Net Assets — 100.0%	$136,663,658

LifePath Index 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $136,702,625 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	23

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2050 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$132,179,131
Total Investments (Cost — $118,021,914) — 100.0%	132,179,131
Other Assets Less Liabilities — 0.0%	2,701

Net Assets — 100.0%	$132,181,832

LifePath Index 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $132,179,131 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

24	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2055 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$31,180,244
Total Investments (Cost — $27,241,559) — 100.0%	31,180,244
Liabilities in Excess of Other Assets — (0.0)%	(6,748)

Net Assets — 100.0%	$31,173,496

LifePath Index 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $31,180,244 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	25

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$80,201,000
Total Investments (Cost — $58,439,418) — 100.4%	80,201,000
Liabilities in Excess of Other Assets — (0.4)%	(281,290)

Net Assets — 100.0%	$79,919,710

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $80,201,000 and 4.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

26	BLACKROCK FUNDS III	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$3,870,366,881
Total Investments (Cost — $2,444,432,792) — 100.3%	3,870,366,881
Liabilities in Excess of Other Assets — (0.3)%	(12,813,418)

Net Assets — 100.0%	$3,857,553,463

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,870,366,881 and 71.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	27

Schedule of Investments March 31, 2014 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.1%
The Boeing Co.	145,298	$18,233,446
Exelis, Inc.	213,696	4,062,361
General Dynamics Corp.	11,599	1,263,363
Honeywell International, Inc.	18,080	1,677,101
Lockheed Martin Corp.	20,300	3,313,772
Northrop Grumman Corp.	167,752	20,697,242
Precision Castparts Corp.	37,698	9,528,546
Raytheon Co.	186,836	18,457,528
Rockwell Collins, Inc.	49,260	3,924,544
Spirit Aerosystems Holdings, Inc., Class A (a)	19,083	537,950
TransDigm Group, Inc.	1,245	230,574
United Technologies Corp.	170,181	19,883,948

		101,810,375
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	96,214	9,369,319
Airlines — 1.2%
Alaska Air Group, Inc.	1,560	145,564
American Airlines Group, Inc. (a)	77,004	2,818,346
Copa Holdings SA, Class A	34,221	4,968,547
Delta Air Lines, Inc.	331,433	11,484,153
Southwest Airlines Co.	36,842	869,840
United Continental Holdings, Inc. (a)	188,726	8,422,841

		28,709,291
Auto Components — 1.3%
BorgWarner, Inc.	104,240	6,407,633
Delphi Automotive PLC	77,193	5,238,317
Johnson Controls, Inc.	207,670	9,826,944
Lear Corp.	99,459	8,326,708
TRW Automotive Holdings Corp. (a)	21,400	1,746,668

		31,546,270
Automobiles — 0.3%
General Motors Co.	183,000	6,298,860
Beverages — 0.9%
The Coca-Cola Co.	255,225	9,866,998
Coca-Cola Enterprises, Inc.	17,684	844,588
Constellation Brands, Inc., Class A (a)	1,511	128,390
Diageo PLC	357,040	11,089,333
Monster Beverage Corp. (a)	4,079	283,286

		22,212,595
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	11,840	1,801,219
Amgen, Inc.	166,074	20,483,567
Biogen Idec, Inc. (a)	41,890	12,812,894
Celgene Corp. (a)	36,595	5,108,662
Gilead Sciences, Inc. (a)	157,569	11,165,340
Common Stocks	Shares	Value
Biotechnology (concluded)
Regeneron Pharmaceuticals, Inc. (a)	17,597	$5,284,027
United Therapeutics Corp. (a)	123,260	11,590,138

		68,245,847
Capital Markets — 1.1%
Affiliated Managers Group, Inc. (a)	9,552	1,910,878
Ameriprise Financial, Inc.	4,420	486,509
The Bank of New York Mellon Corp.	6	212
The Goldman Sachs Group, Inc.	40,664	6,662,796
Morgan Stanley	396,429	12,356,692
Raymond James Financial, Inc.	42,074	2,353,199
State Street Corp.	14,400	1,001,520
Waddell & Reed Financial, Inc., Class A	34,155	2,514,491

		27,286,297
Chemicals — 3.1%
Akzo Nobel NV — ADR (b)	132,100	3,602,367
Ashland, Inc.	25,100	2,496,948
Cabot Corp.	7,700	454,762
Celanese Corp., Series A	47,129	2,616,131
CF Industries Holdings, Inc.	8,780	2,288,419
The Dow Chemical Co.	178,440	8,670,400
E.I. du Pont de Nemours & Co.	180,920	12,139,732
Eastman Chemical Co.	78,742	6,788,348
Huntsman Corp.	6,200	151,404
International Flavors & Fragrances, Inc.	3,758	359,528
LyondellBasell Industries NV, Class A	98,942	8,799,901
Monsanto Co.	61,632	7,011,873
NewMarket Corp. (b)	2,164	845,648
PPG Industries, Inc.	87,786	16,983,079
RPM International, Inc.	1,122	46,944
The Valspar Corp.	30,819	2,222,666
Westlake Chemical Corp.	9,366	619,842

		76,097,992
Commercial Banks — 3.6%
CIT Group, Inc.	46,425	2,275,754
Fifth Third Bancorp	341,000	7,825,950
First Citizens BancShares, Inc., Class A	340	81,855
Regions Financial Corp.	305,100	3,389,661
SunTrust Banks, Inc.	238,520	9,490,711
SVB Financial Group (a)	736	94,782
US Bancorp	276,990	11,871,791
Wells Fargo & Co.	1,111,026	55,262,433

		90,292,937
Communications Equipment — 2.0%
Cisco Systems, Inc.	764,830	17,139,840

28	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Knowles Corp. (a)	65,957	$2,082,262
Motorola Solutions, Inc.	99,140	6,373,711
QUALCOMM, Inc.	263,717	20,796,723
Telefonaktiebolaget LM Ericsson — ADR (b)	283,000	3,772,390
Ubiquiti Networks, Inc. (a)	5,802	263,817

		50,428,743
Computers & Peripherals — 1.9%
Apple, Inc.	51,351	27,562,136
EMC Corp.	422,330	11,576,065
Lexmark International, Inc., Class A	1,077	49,854
NCR Corp. (a)	18,403	672,630
NetApp, Inc.	134,478	4,962,238
Nimble Storage, Inc. (a)	5,453	206,614
Synaptics, Inc. (a)	9,648	579,073
Western Digital Corp.	20,675	1,898,379

		47,506,989
Consumer Finance — 1.9%
American Express Co.	124,210	11,182,626
Capital One Financial Corp.	162,050	12,503,778
Discover Financial Services	402,841	23,441,318

		47,127,722
Containers & Packaging — 0.9%
Avery Dennison Corp.	87,091	4,412,901
Crown Holdings, Inc. (a)	12,500	559,250
Graphic Packaging Holding Co. (a)	13,580	137,973
MeadWestvaco Corp.	150,348	5,659,098
Packaging Corp. of America	159,743	11,241,115

		22,010,337
Distributors — 0.0%
Genuine Parts Co.	10,648	924,779
Diversified Consumer Services — 0.0%
Apollo Education Group, Inc., Class A (a)	2,595	88,853
Diversified Financial Services — 5.4%
Bank of America Corp.	742,490	12,770,828
Citigroup, Inc.	976,473	46,480,115
CME Group, Inc.	41,400	3,064,014
IntercontinentalExchange Group, Inc.	20,451	4,045,821
JPMorgan Chase & Co.	950,196	57,686,399
Leucadia National Corp.	35,220	986,160
Moody’s Corp.	52,806	4,188,572
The NASDAQ OMX Group, Inc.	140,900	5,204,846
Common Stocks	Shares	Value
Diversified Financial Services (concluded)
PHH Corp. (a)	3,057	$78,993

		134,505,748
Diversified Telecommunication Services — 0.7%
BCE, Inc.	30,740	1,326,124
Verizon Communications, Inc.	269,353	12,813,122
Vivendi SA	128,949	3,589,017

		17,728,263
Electric Utilities — 0.7%
American Electric Power Co., Inc.	135,839	6,881,604
Duke Energy Corp.	21,886	1,558,721
Edison International	41,150	2,329,501
FirstEnergy Corp.	10,010	340,640
ITC Holdings Corp.	27,970	1,044,679
NextEra Energy, Inc.	36,480	3,488,218
Northeast Utilities	21,580	981,890

		16,625,253
Electrical Equipment — 1.1%
Eaton Corp. PLC	122,313	9,188,153
Emerson Electric Co.	83,144	5,554,019
Rockwell Automation, Inc.	57,800	7,198,990
Roper Industries, Inc.	24,008	3,205,308
SolarCity Corp. (a)	27,195	1,702,951

		26,849,421
Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc.	20,900	972,477
Corning, Inc.	83,500	1,738,470
Flextronics International Ltd. (a)	244,235	2,256,731
Ingram Micro, Inc., Class A (a)	85,727	2,534,090
TE Connectivity Ltd.	69,340	4,174,962

		11,676,730
Energy Equipment & Services — 2.3%
FMC Technologies, Inc. (a)	117,982	6,169,279
Halliburton Co.	131,482	7,742,975
National Oilwell Varco, Inc.	46,279	3,603,746
Oceaneering International, Inc.	84,590	6,078,637
Schlumberger Ltd.	335,006	32,663,085

		56,257,722
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	8,031	896,902
CVS Caremark Corp.	253,147	18,950,584
The Kroger Co.	199,140	8,692,461
Safeway, Inc.	40,792	1,506,857

		30,046,804
Food Products — 1.6%
Archer-Daniels-Midland Co.	49,238	2,136,437

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	29

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
Bunge Ltd.	31,199	$2,480,633
ConAgra Foods, Inc.	56,100	1,740,783
Flowers Foods, Inc.	4,900	105,105
Kraft Foods Group, Inc.	194,964	10,937,480
Mondelez International, Inc., Class A	337,099	11,646,770
Sanderson Farms, Inc.	994	78,019
Unilever NV — NY Shares	164,140	6,749,437
The WhiteWave Foods Co., Class A (a)	147,703	4,215,444

		40,090,108
Gas Utilities — 0.1%
ONE Gas, Inc. (a)	12,928	464,503
UGI Corp.	58,400	2,663,624

		3,128,127
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	212,050	8,166,046
Baxter International, Inc.	144,489	10,631,501
Becton Dickinson & Co.	60,318	7,062,031
Boston Scientific Corp. (a)	98,267	1,328,570
Hologic, Inc. (a)	68,100	1,464,150
Intuitive Surgical, Inc. (a)	9,788	4,287,046
Medtronic, Inc.	211,281	13,002,233
St. Jude Medical, Inc.	152,550	9,975,244
Zimmer Holdings, Inc.	63,000	5,958,540

		61,875,361
Health Care Providers & Services — 2.2%
Aetna, Inc.	123,440	9,254,297
AmerisourceBergen Corp.	10,091	661,869
Cardinal Health, Inc.	73,866	5,169,143
Catamaran Corp. (a)	65,514	2,932,407
Express Scripts Holding Co. (a)	1,000	75,090
Health Net, Inc. (a)	22,630	769,646
McKesson Corp.	58,590	10,345,236
Quest Diagnostics, Inc. (b)	177,900	10,303,968
Universal Health Services, Inc.	92,067	7,555,939
VCA Antech, Inc. (a)	156,813	5,054,083
WellPoint, Inc.	25,841	2,572,471

		54,694,149
Hotels, Restaurants & Leisure — 2.1%
Bally Technologies, Inc. (a)	23,083	1,529,710
Chipotle Mexican Grill, Inc. (a)	1,236	702,110
Domino’s Pizza, Inc.	72,682	5,594,334
Hyatt Hotels Corp., Class A (a)	50,850	2,736,238
International Game Technology	159,766	2,246,310
Las Vegas Sands Corp.	194,102	15,679,560
Norwegian Cruise Line Holdings Ltd. (a)	2,406	77,642
Six Flags Entertainment Corp.	63,850	2,563,577
Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Starbucks Corp.	162,534	$11,926,745
Starwood Hotels & Resorts Worldwide, Inc.	2	159
Wynn Resorts Ltd.	35,235	7,827,455

		50,883,840
Household Durables — 0.8%
Newell Rubbermaid, Inc.	137,100	4,099,290
Tupperware Brands Corp.	6,200	519,312
Whirlpool Corp.	93,385	13,957,322

		18,575,924
Household Products — 0.6%
Colgate-Palmolive Co.	15,305	992,835
Energizer Holdings, Inc.	50,800	5,117,592
The Procter & Gamble Co.	116,458	9,386,515

		15,496,942
Independent Power Producers & Energy Traders — 0.3%
The AES Corp.	464,700	6,635,916
Industrial Conglomerates — 1.5%
3M Co.	119,000	16,143,540
General Electric Co.	844,103	21,853,827

		37,997,367
Insurance — 3.5%
ACE Ltd.	23,110	2,289,277
Aflac, Inc.	42,992	2,710,216
Allied World Assurance Co. Holdings AG	3,094	319,270
The Allstate Corp.	125,771	7,116,123
American Financial Group, Inc.	1,805	104,167
Aspen Insurance Holdings Ltd.	4,011	159,237
Assurant, Inc.	720	46,771
Berkshire Hathaway, Inc., Class B (a)	40,224	5,026,793
Brown & Brown, Inc.	3,823	117,595
CNA Financial Corp.	88,692	3,788,922
Everest Re Group Ltd.	1,841	281,765
Genworth Financial, Inc., Class A (a)	354,500	6,285,285
Hartford Financial Services Group, Inc.	130,426	4,600,125
Horace Mann Educators Corp.	3,544	102,776
Kemper Corp.	3	117
Lincoln National Corp.	99,762	5,054,941
MetLife, Inc.	148,068	7,817,990
PartnerRe Ltd.	4,712	487,692
Prudential Financial, Inc.	240,147	20,328,444
The Travelers Cos., Inc.	157,261	13,382,911
White Mountains Insurance Group Ltd.	296	177,570

30	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Willis Group Holdings PLC	86,294	$3,808,154
XL Group PLC	99,700	3,115,625

		87,121,766
Internet & Catalog Retail — 1.4%
Amazon.com, Inc. (a)	31,696	10,666,338
Expedia, Inc.	38,415	2,785,088
priceline.com, Inc. (a)	14,061	16,759,165
TripAdvisor, Inc. (a)	59,099	5,353,778

		35,564,369
Internet Software & Services — 4.4%
AOL, Inc. (a)	66,412	2,906,853
eBay, Inc. (a)	97,388	5,379,713
Facebook, Inc. (a)	121,148	7,297,955
Google, Inc., Class A (a)	54,521	60,764,200
LinkedIn Corp. (a)	32,094	5,935,464
Twitter, Inc. (a)(b)	44,610	2,081,949
VeriSign, Inc. (a)(b)	157,647	8,498,750
Yahoo!, Inc. (a)	306,644	11,008,520
Yelp, Inc. (a)	63,901	4,915,904

		108,789,308
IT Services — 3.8%
Alliance Data Systems Corp. (a)	65,288	17,787,716
Amdocs Ltd.	10,434	484,764
Automatic Data Processing, Inc.	33,282	2,571,367
Booz Allen Hamilton Holding Corp.	12,763	280,786
Broadridge Financial Solutions, Inc.	76,967	2,858,554
Cognizant Technology Solutions Corp., Class A (a)	128,140	6,485,165
DST Systems, Inc.	64,810	6,143,340
Genpact Ltd. (a)	56,771	988,951
International Business Machines Corp.	12,430	2,392,651
Mastercard, Inc., Class A	383,967	28,682,335
Science Applications International Corp.	1,002	37,465
Total System Services, Inc.	113,291	3,445,179
Visa, Inc., Class A (b)	90,698	19,578,070
The Western Union Co. (b)	199,280	3,260,221

		94,996,564
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	160,440	8,971,805
Machinery — 1.5%
AGCO Corp.	94,896	5,234,463
CNH Industrial NV (a)(b)	119,281	1,371,731
Cummins, Inc.	40,440	6,025,156
Ingersoll-Rand PLC	85,780	4,910,047
ITT Corp.	14,655	626,648
Common Stocks	Shares	Value
Machinery (concluded)
Parker Hannifin Corp.	51,620	$6,179,430
Stanley Black & Decker, Inc.	16,600	1,348,584
The Toro Co.	27,882	1,761,864
Trinity Industries, Inc.	8,184	589,821
Valmont Industries, Inc. (b)	17,451	2,597,407
WABCO Holdings, Inc. (a)	58,232	6,146,970

		36,792,121
Marine — 0.1%
Matson, Inc.	77,056	1,902,513
Media — 4.8%
CBS Outdoor Americas, Inc. (a)	15,595	456,154
Cinemark Holdings, Inc.	20,501	594,734
Comcast Corp., Class A	591,980	29,610,839
Comcast Corp., Special Class A	290,800	14,179,408
DIRECTV (a)	52,196	3,988,818
The Interpublic Group of Cos., Inc.	70,200	1,203,228
Lamar Advertising Co., Class A (a)	26,536	1,353,071
Liberty Global PLC, Class A (a)	216,997	9,027,075
Lions Gate Entertainment Corp.	108,212	2,892,507
Omnicom Group, Inc.	8,011	581,598
Regal Entertainment Group, Class A (b)	113,622	2,122,459
Time Warner Cable, Inc.	9,004	1,235,169
Time Warner, Inc.	198,260	12,952,326
Twenty-First Century Fox, Inc., Class A	351,513	11,237,871
Viacom, Inc., Class B	150,619	12,801,109
The Walt Disney Co.	190,641	15,264,625

		119,500,991
Metals & Mining — 0.6%
BHP Billiton Ltd.	420,120	14,240,070
Reliance Steel & Aluminum Co.	21,600	1,526,256
Steel Dynamics, Inc.	2,000	35,580

		15,801,906
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	95,663	2,266,257
CMS Energy Corp.	115,276	3,375,281
Dominion Resources, Inc.	56,670	4,023,003
DTE Energy Co.	24,708	1,835,557
PG&E Corp.	7,800	336,960
Sempra Energy	20,110	1,945,844
Wisconsin Energy Corp.	22,520	1,048,306

		14,831,208
Multiline Retail — 0.2%
Dollar General Corp. (a)	49,223	2,730,892
JC Penney Co., Inc. (a)(b)	3	26
Kohl’s Corp. (b)	38,700	2,198,160

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	31

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multiline Retail (concluded)
Macy’s, Inc.	10,300	$610,687

		5,539,765
Office Electronics — 0.3%
Xerox Corp.	551,964	6,237,193
Zebra Technologies Corp., Class A (a)	8,077	560,625

		6,797,818
Oil, Gas & Consumable Fuels — 7.7%
Anadarko Petroleum Corp.	52,192	4,423,794
Apache Corp.	98,400	8,162,280
Chevron Corp.	126,370	15,026,657
Cobalt International Energy, Inc. (a)	105,900	1,940,088
Concho Resources, Inc. (a)	25,512	3,125,220
ConocoPhillips	72,650	5,110,927
Continental Resources, Inc. (a)	3,861	479,806
Devon Energy Corp.	81,049	5,424,610
Exxon Mobil Corp.	110,687	10,811,906
Gulfport Energy Corp. (a)	62,600	4,455,868
Laredo Petroleum, Inc. (a)(b)	127,333	3,292,831
Marathon Oil Corp.	809,235	28,744,027
Marathon Petroleum Corp.	245,220	21,343,949
Noble Energy, Inc.	104,003	7,388,373
Occidental Petroleum Corp.	177,410	16,905,399
PBF Energy, Inc.	71,737	1,850,815
Phillips 66	48,845	3,763,996
Spectra Energy Corp.	118,760	4,386,994
Suncor Energy, Inc.	459,900	16,078,104
Total SA — ADR	308,770	20,255,312
Valero Energy Corp.	126,601	6,722,513

		189,693,469
Paper & Forest Products — 0.3%
International Paper Co.	173,155	7,944,351
Personal Products — 0.2%
The Estee Lauder Cos., Inc., Class A	59,032	3,948,060
Herbalife Ltd. (b)	2,543	145,638
Nu Skin Enterprises, Inc., Class A	12,218	1,012,261

		5,105,959
Pharmaceuticals — 6.9%
AbbVie, Inc.	378,860	19,473,404
Actavis PLC (a)	24,190	4,979,511
Allergan, Inc.	29,442	3,653,752
AstraZeneca PLC — ADR	112,400	7,292,512
Bristol-Myers Squibb Co.	209,498	10,883,421
Eli Lilly & Co.	331,639	19,520,272
Hospira, Inc. (a)	86,600	3,745,450
Johnson & Johnson	312,543	30,701,099
Merck & Co., Inc.	559,023	31,735,736
Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Pfizer, Inc.	823,210	$26,441,505
Teva Pharmaceutical Industries Ltd. — ADR	89,500	4,729,180
Valeant Pharmaceuticals International, Inc. (a)	62,860	8,286,834

		171,442,676
Professional Services — 0.4%
IHS, Inc., Class A (a)	5,011	608,837
Manpowergroup, Inc.	95,574	7,534,098
Verisk Analytics, Inc., Class A (a)	39,947	2,395,222

		10,538,157
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.	2,941	213,399
American Tower Corp.	40,040	3,278,075
Digital Realty Trust, Inc. (b)	10,478	556,172
DuPont Fabros Technology, Inc.	2,450	58,972
Equity Lifestyle Properties, Inc.	59,201	2,406,521
Gaming and Leisure Properties, Inc.	8,118	295,982
Host Hotels & Resorts, Inc.	34,832	705,000
Rayonier, Inc.	87,651	4,024,057
Weyerhaeuser Co.	135,510	3,977,218
WP Carey, Inc.	16,762	1,006,893

		16,522,289
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	29,600	811,928
Jones Lang LaSalle, Inc.	17,700	2,097,450
Realogy Holdings Corp. (a)	4,208	182,838

		3,092,216
Road & Rail — 1.2%
Norfolk Southern Corp.	55,361	5,379,429
Union Pacific Corp.	132,802	24,921,623

		30,301,052
Semiconductors & Semiconductor Equipment — 1.7%
Altera Corp.	66,515	2,410,504
Amkor Technology, Inc. (a)	28,217	193,569
Applied Materials, Inc.	183,250	3,741,965
Intel Corp.	620,350	16,011,233
KLA-Tencor Corp.	20,500	1,417,370
Marvell Technology Group Ltd.	28,668	451,521
Maxim Integrated Products, Inc.	135,855	4,499,517
NXP Semiconductor NV (a)	126,017	7,411,060
Skyworks Solutions, Inc. (a)	58,665	2,201,111

32	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Teradyne, Inc. (a)	145,900	$2,901,951

		41,239,801
Software — 4.0%
Autodesk, Inc. (a)	120,310	5,916,846
Microsoft Corp.	1,517,719	62,211,302
Oracle Corp.	423,850	17,339,703
PTC, Inc. (a)	29,480	1,044,476
Symantec Corp.	285,390	5,699,238
TIBCO Software, Inc. (a)	100,186	2,035,780
VMware, Inc., Class A (a)	54,228	5,857,709

		100,105,054
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	17,918	2,266,627
GNC Holdings, Inc., Class A	44,700	1,967,694
The Home Depot, Inc.	107,650	8,518,344
Lowe’s Cos., Inc.	275,110	13,452,879
Lumber Liquidators Holdings, Inc. (a)	19,020	1,784,076
Murphy USA, Inc. (a)	87,431	3,548,824
Ross Stores, Inc.	99,260	7,102,053
Sears Hometown and Outlet Stores, Inc. (a)	27,401	648,034
TJX Cos., Inc.	188,325	11,421,911
Urban Outfitters, Inc. (a)	66,780	2,435,467

		53,145,909
Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. (a)	7,915	631,063
NIKE, Inc., Class B	238,700	17,630,382
VF Corp.	275,003	17,017,186

		35,278,631
Thrifts & Mortgage Finance — 0.0%
Ocwen Financial Corp. (a)	21,319	835,278
Tobacco — 0.4%
Lorillard, Inc.	60,764	3,286,117
Philip Morris International, Inc.	82,885	6,785,795

		10,071,912
Trading Companies & Distributors — 0.4%
Air Lease Corp.	167,680	6,252,787
MRC Global, Inc. (a)	66,853	1,802,357
United Rentals, Inc. (a)	12,347	1,172,224
Watsco, Inc.	9,695	968,628

		10,195,996
Water Utilities — 0.1%
American Water Works Co., Inc.	55,970	2,541,038
Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.5%
Crown Castle International Corp.	9,310	$686,892
Softbank Corp.	108,300	8,184,038
Telephone & Data Systems, Inc.	99,698	2,613,085
United States Cellular Corp.	15,200	623,352

		12,107,367
Total Common Stocks — 98.9%		2,449,796,170

Preferred Stocks
Machinery — 0.0%
Stanley Black & Decker, Inc., (a)(b)	2,300	248,262
Software — 0.1%
Palantir Technologies, Inc.	402,138	2,465,106
Total Preferred Stocks — 0.1%		2,713,368
Total Long-Term Investments (Cost — $2,071,730,805) — 99.0%		2,452,509,538

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)(e)	57,539,004	57,539,004
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)(e)	16,453,408	16,453,408
Total Short-Term Securities (Cost — $73,992,412) — 3.0%		73,992,412
Total Investments (Cost — $2,145,723,217*) — 102.0%		2,526,501,950
Liabilities in Excess of Other Assets — (2.0)%		(48,757,845)

Net Assets — 100.0%		$2,477,744,105

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	33

Schedule of Investments (continued)	Active Stock Master Portfolio

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,181,230,011

Gross unrealized appreciation	$388,374,307
Gross unrealized depreciation	(43,102,368)

Net unrealized appreciation	$345,271,939

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity[1]	Shares Held at March 31, 2014	Income
BlackRock Cash Funds: Prime, SL Agency Shares	31,618,522	(15,165,114)	16,453,408	$50,411
BlackRock Cash Funds: Institutional, SL Agency Shares	226,864,969	(169,325,965)	57,539,004	$15,688

[1]	Represents net shares sold.

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts
JPY	Japanese Yen
USD	U.S. Dollar

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
118	S&P 500 E-Mini Index	Chicago Mercantile	June 2014	$11,001,140	$168,862

•	Forward foreign currency exchange contracts as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	5,347,445	JPY	546,775,196	Royal Bank of Scotland Group PLC	5/28/14	$48,425

34	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Active Stock Master Portfolio

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,412,941,974	$37,102,458	$2,465,106	$2,452,509,538
Short-Term Securities	73,992,412	—	—	73,992,412

Total	$2,486,934,386	$37,102,458	$2,465,106	$2,526,501,950

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$168,862	—	—	$168,862
Forward foreign currency exchange contracts	—	$48,425	—	48,425

Total	$168,862	$48,425	—	$217,287

[2] Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	35

Schedule of Investments (continued)	Active Stock Master Portfolio

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial future contracts	$559,000	—	—	$559,000
Foreign currency at value	3,493	—	—	3,493
Liabilities:
Collateral on securities loaned at value	—	$(17,150,524)	—	(17,150,524)

Total	$562,493	$(17,150,524)	—	$(16,588,031)

There were no transfers between levels during the period ended March 31, 2014.

36	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.6%
AGL Energy Ltd. (a)	12,504	$176,324
ALS Ltd.	7,944	54,244
Alumina Ltd. (b)	52,824	58,828
Amcor Ltd.	19,996	193,201
AMP Ltd.	50,170	232,217
APA Group	20,164	120,178
Asciano Ltd.	19,715	95,381
ASX Ltd.	4,298	144,020
Aurizon Holdings Ltd.	32,239	153,993
Australia & New Zealand Banking Group Ltd.	54,849	1,687,316
Bank of Queensland Ltd.	8,192	97,878
Bendigo and Adelaide Bank Ltd. (a)	9,584	101,246
BHP Billiton Ltd.	64,022	2,170,041
Boral Ltd.	17,729	93,182
Brambles Ltd.	26,507	228,067
Caltex Australia Ltd.	3,697	75,648
CFS Retail Property Trust	47,881	84,010
Coca-Cola Amatil Ltd.	12,087	123,863
Cochlear Ltd. (a)	1,199	63,465
Commonwealth Bank of Australia	32,098	2,310,717
Computershare Ltd.	11,519	129,545
Crown Resorts Ltd.	5,545	85,760
CSL Ltd.	9,265	598,441
Dexus Property Group	114,718	113,127
Echo Entertainment Group Ltd.	31,138	70,878
Federation Centres Ltd.	30,631	67,144
Flight Centre Ltd.	1,384	67,522
Fortescue Metals Group Ltd.	23,244	113,800
Goodman Group	37,909	166,730
GPT Group	35,613	121,041
Harvey Norman Holdings Ltd. (a)	13,921	42,691
Iluka Resources Ltd.	9,454	87,055
Incitec Pivot Ltd.	38,140	104,888
Insurance Australia Group Ltd.	38,110	197,107
Leighton Holdings Ltd. (a)	3,117	61,101
Lend Lease Group	11,396	125,503
Macquarie Group Ltd.	4,997	269,448
Metcash Ltd. (a)	16,089	39,093
Mirvac Group	76,736	121,265
National Australia Bank Ltd.	46,843	1,544,420
Newcrest Mining Ltd. (b)	11,073	101,322
Orica Ltd.	8,416	171,249
Origin Energy Ltd.	18,925	251,362
Qantas Airways Ltd. (b)	22,815	23,439
QBE Insurance Group Ltd.	21,309	253,235
Ramsay Health Care Ltd.	2,776	124,043
REA Group Ltd.	1,087	49,256
Rio Tinto Ltd.	7,937	468,145
Santos Ltd.	16,179	202,830
Seek Ltd. (a)	7,558	123,573
Sonic Healthcare Ltd.	8,197	131,325
SP AusNet	34,747	42,299
Common Stocks	Shares	Value
Australia (concluded)
Stockland	52,247	$182,000
Suncorp Group Ltd.	22,222	265,940
Sydney Airport	26,785	104,220
Tabcorp Holdings Ltd.	17,884	56,640
Tatts Group Ltd.	31,435	84,645
Telstra Corp. Ltd.	77,749	366,621
Toll Holdings Ltd.	15,031	72,690
Transurban Group	22,446	151,321
Treasury Wine Estates Ltd.	11,904	39,104
Wesfarmers Ltd.	21,489	823,362
Westfield Group	34,919	332,612
Westfield Retail Trust (b)	67,690	187,408
Westpac Banking Corp.	62,065	1,995,554
Woodside Petroleum Ltd.	11,926	431,833
Woolworths Ltd.	23,531	780,333
WorleyParsons Ltd.	4,265	60,066

		20,266,805
Austria — 0.2%
Andritz AG	1,656	102,393
Erste Group Bank AG	3,977	136,051
Immofinanz AG (b)	21,752	101,958
OMV AG	2,073	94,097
Raiffeisen Bank International AG	1,743	58,163
Telekom Austria AG	4,867	48,460
Vienna Insurance Group AG	832	41,113
Voestalpine AG	2,848	125,337

		707,572
Belgium — 0.9%
Ageas	3,549	158,247
Anheuser-Busch InBev NV	16,093	1,694,838
Belgacom SA	1,842	57,715
Colruyt SA	1,874	103,304
Delhaize Group (a)	2,289	167,399
Groupe Bruxelles Lambert SA	1,225	122,378
KBC Groep NV	5,001	307,991
Solvay SA	1,019	160,070
Telenet Group Holding NV	1,113	68,609
UCB SA	1,848	148,257
Umicore SA	2,833	144,465

		3,133,273
Brazil — 2.2%
AES Tiete SA, Preference Shares	3,700	29,417
All — America Latina Logistica SA	7,700	25,689
AMBEV SA	96,800	723,120
Anhanguera Educacional Participacoes SA	10,600	65,403
Banco Bradesco SA — ADR	12,330	182,641
Banco Bradesco SA, Preference Shares	42,290	581,324
Banco do Brasil SA	14,300	143,693

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	37

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil (continued)
Banco do Estado do Rio Grande do Sul, Preference Shares	2,900	$16,769
Banco Santander Brasil SA	13,900	77,004
BB Seguridade Participacoes SA	8,500	94,066
BM&FBovespa SA	29,400	145,769
BR Malls Participacoes SA	3,700	31,929
BR Properties SA	5,100	41,874
Bradespar SA, Preference Shares	5,000	43,367
Braskem SA, Preference A Shares (b)	3,300	25,874
BRF SA	11,100	221,609
CCR SA	12,700	97,503
Centrais Eletricas Brasileiras SA	11,400	33,160
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	7,500	35,963
CETIP SA — Mercados Organizado	5,104	61,860
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	2,500	109,905
Cia Energetica de Minas Gerais, Preference Shares	9,614	64,616
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	4,000	46,981
Cia Paranaense de Energia, Preference ‘B’ Shares	3,400	44,669
Cielo SA	7,980	254,312
Companhia de Saneamento Basico do Estado de Sao Paulo	7,000	65,095
Companhia de Saneamento de Minas Gerais — COPASA	1,900	30,422
Companhia Hering SA	2,800	33,788
Companhia Siderurgica Nacional SA	15,900	68,954
Cosan SA Industria e Comercio	200	3,108
CPFL Energia SA	400	3,279
Cyrela Brazil Realty SA	6,700	40,336
Duratex SA	5,110	26,012
EcoRodovias Infraestrutura e Logistica SA	5,600	33,565
EDP — Energias do Brasil SA	9,300	42,217
Embraer SA	14,700	131,127
Estacio Participacoes SA	6,100	61,457
Fibria Celulose SA (b)	6,700	74,500
Gerdau SA, Preference Shares	18,200	116,467
Hypermarcas SA	7,700	55,688
Itau Unibanco Holding SA, Preference Shares	51,530	769,884
Itausa — Investimentos Itau SA (b)	1,111	4,529
Itausa — Investimentos Itau SA, Preference Shares	47,083	191,943
JBS SA	21,100	72,162
Klabin SA, Preference Shares	66,500	68,288
Kroton Educacional SA	4,100	90,167
Common Stocks	Shares	Value
Brazil (concluded)
Localiza Rent a Car SA	2,940	$43,018
Lojas Americanas SA	4,800	30,124
Lojas Americanas SA, Preference Shares	9,856	72,671
Lojas Renner SA	3,300	93,401
M Dias Branco SA	400	16,113
Marcopolo SA, Preference Shares	5,700	11,430
Metalurgica Gerdau SA, Preference Shares	7,600	58,315
MRV Engenharia e Participacoes SA	4,400	15,688
Natura Cosmeticos SA	3,300	55,441
Odontoprev SA	9,300	36,970
Oi SA, Preference Shares	13,897	19,109
Petroleo Brasileiro SA	56,400	371,857
Petroleo Brasileiro SA, Preference Shares	81,700	568,191
Porto Seguro SA	2,100	29,478
Qualicorp SA (b)	4,200	42,481
Raia Drogasil SA	4,700	40,662
Souza Cruz SA	4,000	36,316
Sul America SA	1,638	10,937
Suzano Papel e Celulose SA, Preference ‘A’ Shares	4,100	15,142
Telefonica Brasil SA, Preference Shares	5,300	112,190
Tim Participacoes SA	14,140	73,847
Totvs SA	3,300	51,776
Tractebel Energia SA	4,600	71,159
Transmissora Alianca de Energia Eletrica SA	3,300	27,997
Ultrapar Participacoes SA	5,000	121,000
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares (b)	9,600	43,283
Vale SA	24,600	340,649
Vale SA, Preference A Shares	39,400	492,283
WEG SA	4,200	58,678

		8,141,711
Canada — 7.1%
Agnico Eagle Mines Ltd.	2,291	69,362
Agrium, Inc.	2,464	240,115
Alimentation Couche Tard, Inc., Class B	2,292	185,371
AltaGas Ltd.	2,792	114,408
ARC Resources Ltd.	7,203	198,400
Atco Ltd. Class I	1,525	73,263
Athabasca Oil Corp. (b)	7,527	54,197
Bank of Montreal	12,530	838,280
Bank of Nova Scotia	24,304	1,407,675
Barrick Gold Corp.	24,794	441,380
Baytex Energy Corp. (a)	1,573	64,770

38	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (continued)
BCE, Inc.	4,698	$202,369
Bell Aliant, Inc. (a)	1,961	47,965
BlackBerry Ltd. (a)(b)	11,729	94,957
Bombardier, Inc., Class B	30,594	113,742
Brookfield Asset Management Inc., Class A	9,932	404,557
CAE, Inc.	5,726	75,363
Cameco Corp.	8,982	205,639
Canadian Imperial Bank of Commerce	7,427	639,911
Canadian National Railway Co.	16,991	954,601
Canadian Natural Resources Ltd.	22,224	851,769
Canadian Oil Sands Ltd.	11,380	238,718
Canadian Pacific Railway Ltd.	3,195	478,744
Canadian Tire Corp. Ltd., Class A	1,126	106,163
Canadian Utilities Ltd., Class A	2,455	91,338
Catamaran Corp. (b)	3,256	145,673
Cenovus Energy, Inc.	16,065	464,584
CGI Group, Inc., Class A (b)	4,717	145,628
CI Financial Corp.	3,439	108,474
Crescent Point Energy Corp.	6,808	248,487
Dollarama, Inc.	858	65,365
Eldorado Gold Corp.	18,626	103,618
Empire Co. Ltd., Class A	1,275	78,045
Enbridge, Inc.	16,005	726,921
Encana Corp.	15,754	336,456
Enerplus Corp.	4,790	95,757
Fairfax Financial Holdings Ltd.	328	142,415
Finning International, Inc.	3,927	111,185
First Capital Realty, Inc.	2,654	42,133
First Quantum Minerals Ltd.	12,659	233,942
Fortis, Inc.	5,108	145,639
Franco-Nevada Corp.	2,107	96,821
George Weston Ltd.	1,191	88,708
Gildan Activewear, Inc.	1,548	78,009
Goldcorp, Inc.	16,172	394,535
Great-West Lifeco, Inc.	5,606	154,514
H&R Real Estate Investment Trust	2,945	60,898
Husky Energy, Inc.	6,835	205,019
IGM Financial, Inc.	1,977	93,244
Imperial Oil Ltd.	5,047	235,024
Industrial Alliance Insurance & Financial Services, Inc.	2,346	96,471
Intact Financial Corp.	1,999	124,406
Inter Pipeline Ltd.	6,940	183,246
Keyera Corp.	973	61,689
Kinross Gold Corp.	25,843	106,832
Loblaw Cos. Ltd. (a)	1,960	83,152
Magna International, Inc.	4,011	385,607
Manulife Financial Corp.	37,970	732,266
MEG Energy Corp. (b)	3,405	115,071
Methanex Corp.	1,335	85,426
Metro, Inc.	1,189	69,802
Common Stocks	Shares	Value
Canada (concluded)
National Bank of Canada	5,492	$220,077
New Gold, Inc. (b)	12,456	61,632
Onex Corp.	1,288	71,513
Open Text Corp.	1,561	74,583
Pembina Pipeline Corp.	5,188	197,008
Pengrowth Energy Corp.	11,890	71,953
Penn West Petroleum Ltd.	11,374	95,066
Peyto Exploration & Development Corp.	3,329	113,587
Potash Corp. of Saskatchewan, Inc.	17,693	640,021
Power Corp. of Canada	7,775	212,538
Power Financial Corp.	3,726	115,370
RioCan Real Estate Investment Trust	3,112	74,964
Rogers Communications, Inc., Class B	6,817	282,485
Royal Bank of Canada	28,789	1,898,173
Saputo, Inc.	1,762	88,761
Shaw Communications, Inc., Class B	8,689	207,499
Shoppers Drug Mart Corp.	3,285	180,757
Silver Wheaton Corp.	7,615	172,758
SNC-Lavalin Group, Inc.	2,790	121,998
Sun Life Financial, Inc.	12,102	419,054
Suncor Energy, Inc.	30,239	1,056,108
Talisman Energy, Inc.	23,923	238,473
Teck Resources Ltd., Class B	12,683	273,737
TELUS Corp.	3,742	134,143
Thomson Reuters Corp.	7,057	241,234
Tim Hortons, Inc.	2,233	123,497
The Toronto-Dominion Bank	36,898	1,729,917
Tourmaline Oil Corp. (b)	3,101	146,593
TransAlta Corp.	5,518	64,090
TransCanada Corp.	13,871	630,500
Turquoise Hill Resources Ltd. (a)(b)	21,310	71,322
Valeant Pharmaceuticals International, Inc. (b)	5,940	781,469
Vermilion Energy, Inc.	1,333	83,260
Yamana Gold, Inc.	16,621	145,537

		25,877,796
Chile — 0.3%
AES Gener SA	87,214	47,684
Aguas Andinas SA, Class A	76,400	47,362
Banco de Chile	173,563	21,839
Banco de Credito e Inversiones	711	40,879
Banco Santander Chile SA	813,523	47,621
CAP SA	2,694	43,610
Cencosud SA	24,684	81,703
Colbun SA	166,420	41,012
Companhia Cervecerias Unidas SA	4,404	49,417
CorpBanca	2,375,874	27,941

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	39

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chile (concluded)
E.CL SA	19,454	$26,157
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	33,364
Empresa Nacional de Electricidad SA	39,773	57,489
Empresa Nacional de Telecomunicaciones SA	2,032	24,837
Empresas CMPC SA	34,222	78,451
Empresas COPEC SA	7,756	101,340
Enersis SA	308,219	95,792
Latam Airlines Group SA	7,853	118,851
SACI Falabella	12,517	110,152
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	2,692	85,305
Vina Concha y Toro SA	9,054	18,655

		1,199,461
China — 3.0%
AAC Technologies Holdings, Inc. (a)	16,500	85,653
Agile Property Holdings Ltd.	32,000	26,293
Agricultural Bank of China Ltd., Class H	339,000	148,194
Air China Ltd., Class H	62,000	36,713
Aluminum Corp. of China Ltd., Class H (a)(b)	64,000	22,049
Anhui Conch Cement Co. Ltd., Class H (a)	21,000	90,327
Anta Sports Products Ltd.	13,000	21,701
AviChina Industry & Technology Co. Ltd., Class H	28,000	15,631
Bank of China Ltd., Class H	1,454,000	645,973
Bank of Communications Co. Ltd., Class H	145,700	95,460
BBMG Corp., Class H	39,500	30,805
Beijing Capital International Airport Co. Ltd., Class H	28,000	19,273
Beijing Enterprises Holdings Ltd.	12,500	112,129
Biostime International Holdings Ltd.	5,000	34,354
Brilliance China Automotive Holdings Ltd.	60,000	91,786
Byd Co. Ltd., Class H (a)(b)	13,000	80,648
China BlueChemical Ltd., Class H	24,000	12,380
China Cinda Asset Management Co. Ltd. (a)(b)	93,000	52,944
China Citic Bank Corp. Ltd., Class H	179,000	103,394
China Coal Energy Co. Ltd., Class H (a)	107,000	60,480
China Communications Construction Co. Ltd., Class H	90,000	62,945
China Communications Services Corp. Ltd., Class H	44,000	20,387
Common Stocks	Shares	Value
China (continued)
China Construction Bank Corp., Class H	1,362,000	$956,044
China COSCO Holdings Co. Ltd., Class H (b)	33,500	13,894
China International Marine Containers Group Co. Ltd., Class H	12,000	27,895
China Life Insurance Co. Ltd., Class H	154,000	435,455
China Longyuan Power Group Corp., Class H	22,000	22,169
China Merchants Bank Co. Ltd., Class H	102,078	185,688
China Minsheng Banking Corp. Ltd., Class H	128,500	129,168
China National Building Material Co. Ltd., Class H	20,000	20,115
China Oilfield Services Ltd., Class H	38,000	89,596
China Pacific Insurance Group Co. Ltd., Class H	58,600	209,800
China Petroleum & Chemical Corp., Class H	500,400	447,589
China Railway Construction Corp. Ltd., Class H	41,000	34,763
China Railway Group Ltd., Class H (a)	90,000	42,054
China Shenhua Energy Co. Ltd., Class H	66,000	191,104
China Shipping Container Lines Co. Ltd., Class H (b)	122,000	27,781
China Telecom Corp. Ltd., Class H	340,000	156,898
China Vanke Co. Ltd., Class B	30,600	51,012
Chongqing Changan Automobile Co. Ltd.	21,400	35,536
Chongqing Rural Commercial Bank, Class H	79,000	34,730
CITIC Securities Co. Ltd., Class H	19,500	40,784
CNOOC Ltd.	334,000	505,683
Country Garden Holdings Co. Ltd.	16,129	6,732
CSR Corp. Ltd., Class H	29,000	24,435
Datang International Power Generation Co. Ltd., Class H	106,000	38,703
Dongfeng Motor Group Co. Ltd., Class H	66,000	93,616
Evergrande Real Estate Group Ltd. (a)	171,000	80,919
Fosun International Ltd.	39,500	49,757
GCL-Poly Energy Holdings Ltd. (a)(b)	115,000	41,602
Golden Eagle Retail Group Ltd.	22,000	30,423
Great Wall Motor Co. Ltd., Class H (a)	23,500	118,390
Greentown China Holdings Ltd.	21,000	22,714

40	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	52,000	$54,820
Guangzhou R&F Properties Co. Ltd., Class H	13,200	19,109
Haitian International Holdings Ltd.	8,000	16,055
Haitong Securities Co. Ltd., Class H	28,000	37,265
Hengan International Group Co. Ltd.	11,000	114,197
Huaneng Power International, Inc., Class H	66,000	63,348
Industrial & Commercial Bank of China Ltd., Class H	1,404,000	865,537
Inner Mongolia Yitai Coal Co., Class B	25,300	30,512
Intime Retail Group Co. Ltd.	37,000	39,831
Jiangsu Expressway Co. Ltd., Class H	26,000	29,641
Jiangxi Copper Co. Ltd., Class H	36,000	60,662
Lenovo Group Ltd.	90,000	99,551
Longfor Properties Co. Ltd.	30,000	41,442
New China Life Insurance Co. Ltd., Class H (b)	20,900	63,303
People’s Insurance Co. Group of China Ltd., Class H	123,000	50,867
PetroChina Co. Ltd., Class H	410,000	445,355
PICC Property & Casualty Co. Ltd., Class H	74,800	102,668
Ping An Insurance Group Co. of China Ltd., Class H	35,500	295,036
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	44,000	50,251
Shanghai Electric Group Co. Ltd., Class H	104,000	36,974
Shanghai Industrial Holdings Ltd.	15,000	50,095
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	43,438
Shenzhou International Group Holdings Ltd.	12,000	38,150
Shui On Land Ltd.	76,666	21,392
Sihuan Pharmaceutical Holdings Group Ltd.	11,000	13,289
Sino-Ocean Land Holdings Ltd.	55,000	30,137
Sinopec Engineering Group Co. Ltd.	13,500	14,641
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	31,774
Sinopharm Group Co. Ltd., Class H	24,400	67,068
SOHO China Ltd.	30,500	25,094
Tencent Holdings Ltd.	19,700	1,375,063
Tingyi Cayman Islands Holding Corp.	36,000	103,415
Tsingtao Brewery Co. Ltd., Class H	10,000	73,354
Common Stocks	Shares	Value
China (concluded)
Uni-President China Holdings Ltd.	38,000	$31,952
Want Want China Holdings Ltd.	102,000	152,604
Weichai Power Co. Ltd., Class H	12,200	46,322
Wumart Stores, Inc., Class H	18,000	17,616
Yantai Changyu Pioneer Wine Co. Ltd., Class B	8,800	21,435
Yanzhou Coal Mining Co. Ltd., Class H (a)	36,000	27,162
Zhejiang Expressway Co. Ltd., Class H	28,000	25,509
Zhongsheng Group Holdings Ltd. (a)	17,500	24,155
Zhuzhou CSR Times Electric Co. Ltd., Class H	17,000	57,397
Zijin Mining Group Co. Ltd., Class H (a)	138,000	29,292
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (a)	45,400	31,698
ZTE Corp., Class H (b)	12,000	23,372

		10,926,416
Colombia — 0.3%
Almacenes Exito SA	3,923	59,046
Banco Davivienda SA, Preference Shares	3,212	41,503
Bancolombia SA	13,134	181,265
Cementos Argos SA	7,200	36,804
Corporación Financiera Colombiana SA	2,787	52,915
Ecopetrol SA	79,087	161,628
Grupo Argos SA	6,618	69,404
Grupo Argos SA, Preference Shares	2,637	27,548
Grupo Aval Acciones y Valores	56,581	37,445
Grupo de Inversiones Suramericana SA	6,592	122,016
Grupo de Inversiones Suramericana SA, Preference Shares	803	14,986
Interconexion Electrica SA	6,953	30,993
Isagen SA ESP	27,340	44,782
Pacific Rubiales Energy Corp.	7,072	127,366

		1,007,701
Czech Republic — 0.1%
CEZ AS	3,592	103,093
Komercni Banka AS	352	84,112
Telefonica O2 Czech Republic	2,506	37,603

		224,808
Denmark — 0.9%
A.P. Moeller - Maersk A/S, Class A	8	92,067
A.P. Moeller-Maersk A/S, Class B	28	335,125

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	41

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Carlsberg A/S, Class B	1,736	$172,572
Coloplast A/S, Class B	1,814	146,664
Danske Bank A/S	12,256	341,021
DSV A/S	3,700	119,307
Novo Nordisk A/S, Class B	39,827	1,813,412
Novozymes A/S, Class B	3,706	162,912
TDC A/S	18,268	168,881
Tryg A/S	559	55,295
William Demant Holding A/S (b)	641	54,779

		3,462,035
Egypt — 0.0%
Commercial International Bank	13,819	70,747
Orascom Telecom Holding SAE (b)	69,057	43,907
Talaat Moustafa Group (b)	21,412	23,510
Telecom Egypt	12,924	31,391

		169,555
Finland — 0.6%
Elisa OYJ	1,509	43,408
Fortum OYJ	8,769	199,330
Kone OYJ, Class B (a)	6,568	275,780
Metso OYJ (a)	1,730	56,649
Neste Oil OYJ (a)	2,399	48,914
Nokia OYJ (b)	78,293	576,034
Nokian Renkaat OYJ (a)	1,334	53,973
Orion OYJ, Class B (a)	1,849	55,821
Pohjola Bank PLC, Class A (a)	1,578	35,130
Sampo OYJ, Class A	9,457	490,910
Stora Enso OYJ, Class R	11,684	125,046
UPM-Kymmene OYJ	10,077	172,406
Wartsila OYJ	3,382	183,833

		2,317,234
France — 7.3%
Accor SA	2,422	123,951
Aeroports de Paris	298	37,142
Air Liquide SA	6,376	863,438
Airbus Group NV	11,012	788,690
Alcatel-Lucent (b)	50,876	200,363
Alstom SA	3,327	90,796
ArcelorMittal	17,334	279,755
Arkema	1,361	153,964
AtoS	1,288	116,395
AXA SA	36,532	949,055
BNP Paribas SA	19,979	1,540,363
Bouygues SA	3,020	125,842
Bureau Veritas SA	3,405	104,435
Cap Gemini SA	2,454	185,784
Carrefour SA	12,716	491,910
Casino Guichard-Perrachon SA	835	99,279
CGG (b)	3,003	48,127
Christian Dior SA	1,103	211,849
Common Stocks	Shares	Value
France (continued)
Cie Generale des Etablissements Michelin	3,809	$476,181
CNP Assurances	2,017	42,720
Compagnie de Saint-Gobain	8,625	520,727
Credit Agricole SA (b)	19,755	311,343
Danone SA	11,629	821,557
Dassault Systemes SA	1,184	138,546
Edenred	4,531	142,135
EDF SA	4,799	189,755
Essilor International SA	4,025	406,196
Eurazeo	580	52,091
Eutelsat Communications SA	2,312	78,459
Fonciere Des Regions	673	62,326
GDF Suez	27,315	747,201
Gecina SA	595	79,080
Groupe Eurotunnel SA, Registered Shares	9,462	120,784
ICADE	419	41,425
Iliad SA	456	131,484
Imerys SA	704	62,593
JCDecaux SA	1,720	75,277
Kering	1,404	286,268
Klepierre	2,526	113,002
L’Oreal SA	4,957	817,808
Lafarge SA	3,622	282,697
Lagardere S.C.A.	1,551	61,560
Legrand SA	4,997	310,414
LVMH Moet Hennessy Louis Vuitton SA	5,170	936,867
Natixis	15,829	116,251
Orange SA	37,563	554,871
Pernod Ricard SA	4,326	503,439
Publicis Groupe SA	3,547	320,227
Remy Cointreau SA	675	54,145
Renault SA	3,756	364,835
Rexel SA	4,000	104,949
Safran SA	5,442	377,019
Sanofi	23,766	2,483,525
Schneider Electric SA	11,163	989,335
SCOR SE	3,445	120,662
SES SA	5,019	187,257
Societe BIC SA	705	92,606
Societe Generale SA	14,677	903,451
Sodexo	1,766	185,097
Suez Environnement Co.	4,269	86,718
Technip SA	1,768	182,254
Thales SA	1,342	88,988
Total SA	42,470	2,795,567
Unibail-Rodamco SE	2,041	529,697
Valeo SA	1,307	184,069
Vallourec SA	1,428	77,469
Veolia Environnement SA	5,193	102,915
Vinci SA	9,907	735,389

42	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Vivendi SA	24,918	$693,539
Wendel SA	453	70,422
Zodiac Aerospace	2,686	94,899

		26,719,229
Germany — 6.7%
Adidas AG	3,771	407,755
Allianz SE, Registered Shares	9,159	1,548,042
Axel Springer AG	1,018	65,144
BASF SE	18,330	2,039,629
Bayer AG, Registered Shares	16,476	2,231,239
Bayerische Motoren Werke AG	6,773	855,877
Bayerische Motoren Werke AG, Preference Shares	1,166	110,168
Beiersdorf AG	1,610	157,029
Brenntag AG	1,167	216,730
Celesio AG	1,037	35,447
Commerzbank AG (b)	16,978	312,295
Continental AG	2,036	488,268
Daimler AG, Registered Shares	19,257	1,821,689
Deutsche Bank AG, Registered Shares	19,861	890,141
Deutsche Boerse AG	3,336	265,591
Deutsche Lufthansa AG, Registered Shares (b)	3,143	82,408
Deutsche Post AG, Registered Shares	17,537	651,981
Deutsche Telekom AG, Registered Shares	57,951	940,288
Deutsche Wohnen AG	6,334	135,856
E.ON SE	33,452	653,320
Fraport AG Frankfurt Airport Services Worldwide	748	55,893
Fresenius Medical Care AG & Co. KGaA	3,724	260,556
Fresenius SE & Co. KGaA	2,234	350,668
Fuchs Petrolub SE, Preference Shares	776	77,963
GEA Group AG	4,156	189,876
Hannover Rueck SE	786	70,308
HeidelbergCement AG	2,333	199,965
Henkel AG & Co. KGaA	2,464	247,800
Henkel AG & Co. KGaA, Preference Shares	3,677	395,800
Hochtief AG	830	75,470
Hugo Boss AG	777	103,457
Infineon Technologies AG	18,177	216,855
K+S AG, Registered Shares	3,556	116,772
Kabel Deutschland Holding AG	534	73,353
Lanxess AG	1,770	133,603
Linde AG	3,629	726,621
MAN SE	411	52,390
Merck KGaA	1,228	206,803
Common Stocks	Shares	Value
Germany (concluded)
Metro AG	2,716	$110,789
Muenchener Rueckversicherungs AG, Registered Shares	3,492	763,062
Osram Licht AG (b)	1,813	117,558
Porsche Automobil Holding SE, Preference Shares	2,647	272,131
ProSiebenSat.1 Media AG, Registered Shares	4,872	223,475
RWE AG	8,696	352,880
SAP AG	18,504	1,500,963
Siemens AG, Registered Shares	15,807	2,131,773
Sky Deutschland AG (b)	10,644	91,849
Suedzucker AG	2,213	63,115
Telefonica Deutschland Holding AG	7,080	56,503
ThyssenKrupp AG (b)	7,515	201,618
United Internet AG, Registered Shares	2,326	109,105
Volkswagen AG	435	110,361
Volkswagen AG, Preference Shares	2,974	771,145

		24,339,377
Greece — 0.1%
Alpha Bank AE (b)	23,457	23,017
Folli Follie SA (b)	440	16,245
Hellenic Petroleum SA	2,918	29,191
Hellenic Telecommunications Organization SA (b)	5,639	93,077
JUMBO SA (b)	1,999	35,801
National Bank of Greece SA (b)	10,416	56,991
OPAP SA	5,547	89,064
Piraeus Bank SA (b)	21,700	59,467
Public Power Corp. SA	2,220	36,689
Titan Cement Co. SA (b)	990	34,629

		474,171
Hong Kong — 2.8%
AIA Group Ltd.	243,600	1,158,597
ASM Pacific Technology Ltd.	6,300	61,200
Bank of East Asia Ltd.	26,000	101,809
Beijing Enterprises Water Group Ltd.	52,000	36,455
Belle International Holdings Ltd.	55,000	54,985
BOC Hong Kong Holdings Ltd.	69,000	197,024
Cathay Pacific Airways Ltd.	32,000	59,769
Cheung Kong Holdings Ltd.	29,000	482,203
Cheung Kong Infrastructure Holdings Ltd.	11,000	70,349
China Agri-Industries Holdings Ltd.	43,100	16,853
China Everbright International Ltd.	67,000	91,993
China Everbright Ltd.	30,000	38,409
China Gas Holdings Ltd.	40,000	62,571
China Mengniu Dairy Co. Ltd.	20,000	100,374

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	43

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (continued)
China Merchants Holdings International Co. Ltd.	24,000	$82,748
China Mobile Ltd.	114,500	1,051,274
China Overseas Grand Oceans Group Ltd.	28,000	18,447
China Overseas Land & Investment Ltd.	66,000	171,486
China Resources Cement Holdings Ltd.	26,000	20,541
China Resources Enterprise Ltd.	26,000	73,505
China Resources Gas Group Ltd.	24,000	76,507
China Resources Land Ltd.	24,000	52,806
China Resources Power Holdings Co. Ltd.	24,000	62,693
China State Construction International Holdings Ltd.	44,000	74,685
China Taiping Insurance Holdings Co. Ltd. (b)	23,200	41,634
China Unicom Hong Kong Ltd.	66,000	87,087
CITIC Pacific Ltd. (a)	29,000	51,446
CLP Holdings Ltd.	32,000	241,496
COSCO Pacific Ltd.	36,000	46,078
CSPC Pharmaceutical Group Ltd.	38,000	33,662
ENN Energy Holdings Ltd.	16,000	111,622
Far East Horizon Ltd.	21,000	15,464
First Pacific Co. Ltd.	62,000	61,797
Franshion Properties China Ltd.	130,000	43,482
Galaxy Entertainment Group Ltd. (b)	43,000	375,311
Geely Automobile Holdings Ltd.	10,000	3,943
GOME Electrical Appliances Holding Ltd.	266,000	45,015
Guangdong Investment Ltd.	56,000	53,543
Haier Electronics Group Co. Ltd.	16,000	43,428
Hanergy Solar Group Ltd. (a)(b)	186,000	29,255
Hang Lung Properties Ltd.	37,000	106,746
Hang Seng Bank Ltd.	15,300	244,080
Henderson Land Development Co. Ltd.	15,000	87,778
HKT Trust/HKT Ltd.	55,000	58,170
Hong Kong & China Gas Co. Ltd.	109,860	240,018
Hong Kong Exchanges & Clearing Ltd.	20,800	315,889
Hopewell Holdings Ltd.	14,500	49,894
Hutchison Whampoa Ltd.	44,000	583,960
Hysan Development Co. Ltd.	13,000	56,728
Kerry Properties Ltd.	16,500	55,026
Kingboard Chemical Holdings Ltd.	18,200	35,588
Kunlun Energy Co. Ltd.	50,000	83,782
Lee & Man Paper Manufacturing Ltd.	34,000	21,179
Li & Fung Ltd.	108,000	160,043
The Link REIT	40,000	197,244
MGM China Holdings Ltd.	13,600	48,049
Common Stocks	Shares	Value
Hong Kong (concluded)
MTR Corp.	25,500	$94,489
New World China Land Ltd.	36,000	30,401
New World Development Co. Ltd.	47,000	47,412
Nine Dragons Paper Holdings Ltd.	29,000	22,665
NWS Holdings Ltd.	35,186	59,381
PCCW Ltd.	84,000	42,127
Poly Property Group Co. Ltd.	74,000	32,789
Power Assets Holdings Ltd.	26,000	225,669
Sands China Ltd.	50,800	380,997
Shangri-La Asia Ltd.	32,000	52,471
Shimao Property Holdings Ltd.	27,500	60,539
Shougang Fushan Resources Group Ltd.	102,000	31,073
Sino Biopharmaceutical Ltd.	80,000	68,289
Sino Land Co. Ltd.	66,800	98,458
SJM Holdings Ltd.	34,000	95,786
Sun Art Retail Group Ltd.	47,500	59,708
Sun Hung Kai Properties Ltd.	33,000	405,220
Swire Pacific Ltd., Class A	11,000	128,481
Swire Properties Ltd.	25,400	72,503
Wharf Holdings Ltd.	25,000	160,342
Wheelock & Co. Ltd.	22,000	86,221
Wynn Macau Ltd.	27,200	113,211
Yingde Gases	16,500	15,741
Yue Yuen Industrial Holdings Ltd.	19,000	61,913
Yuexiu Property Co. Ltd.	80,000	16,540

		10,308,146
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	997	56,111
OTP Bank PLC	4,840	92,736
Richter Gedeon Nyrt	3,173	55,348

		204,195
Indonesia — 0.6%
Adaro Energy Tbk PT	469,000	40,804
Astra Agro Lestari Tbk PT	11,500	26,421
Astra International Tbk PT	362,600	237,178
Bank Central Asia Tbk PT	227,500	213,667
Bank Danamon Indonesia Tbk PT	55,800	21,457
Bank Mandiri Persero Tbk PT	162,700	137,034
Bank Negara Indonesia Persero Tbk PT	147,300	64,903
Bank Rakyat Indonesia Persero Tbk PT	187,100	159,068
Bumi Serpong Damai PT	111,800	16,257
Charoen Pokphand Indonesia Tbk PT	189,500	67,138
Global Mediacom Tbk PT	137,600	28,645
Gudang Garam Tbk PT	9,800	42,898
Indo Tambangraya Megah Tbk PT	15,500	33,421
Indocement Tunggal Prakarsa Tbk PT	20,500	42,446

44	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Indonesia (concluded)
Indofood CBP Sukses Makmur Tbk PT	18,900	$16,860
Indofood Sukses Makmur Tbk PT	92,700	59,980
Jasa Marga Persero Tbk PT	71,000	37,738
Kalbe Farma Tbk PT	457,700	59,371
Lippo Karawaci Tbk PT	416,900	40,028
Matahari Department Store Tbk PT (b)	29,500	36,266
Media Nusantara Citra Tbk PT	60,162	14,062
Perusahaan Gas Negara Persero Tbk PT	251,200	114,003
Semen Indonesia Persero Tbk PT	65,500	92,074
Surya Citra Media Tbk PT	84,000	23,760
Tambang Batubara Bukit Asam Persero Tbk PT	29,500	24,363
Telekomunikasi Indonesia Persero Tbk PT	1,005,300	196,507
Tower Bersama Infrastructure Tbk PT (b)	38,000	20,147
Unilever Indonesia Tbk PT	35,200	91,334
United Tractors Tbk PT	33,700	61,914
XL Axiata Tbk PT	82,000	31,875

		2,051,619
Ireland — 0.6%
Bank of Ireland (b)	455,112	193,810
CRH PLC	15,617	436,985
Experian PLC	20,249	365,408
James Hardie Industries SE	10,841	144,815
Kerry Group PLC, Class A	3,375	257,632
Shire PLC	12,226	605,251

		2,003,901
Israel — 0.4%
Bank Hapoalim BM	21,975	125,456
Bank Leumi Le-Israel BM (b)	27,194	106,139
Bezeq The Israeli Telecommunication Corp. Ltd.	38,878	69,304
Delek Group Ltd.	69	27,562
Israel Chemicals Ltd. (a)	6,662	58,282
The Israel Corp. Ltd. (b)	40	22,339
Mizrahi Tefahot Bank Ltd.	2,669	36,508
NICE Systems Ltd.	1,406	62,697
Teva Pharmaceutical Industries Ltd.	16,952	893,381

		1,401,668
Italy — 1.8%
Assicurazioni Generali SpA	24,491	545,894
Atlantia SpA	6,579	169,045
Banca Monte dei Paschi di Siena SpA (a)(b)	118,499	43,354
Enel Green Power SpA (a)	22,589	63,440
Common Stocks	Shares	Value
Italy (concluded)
Enel SpA	135,380	$765,733
ENI SpA	51,309	1,286,644
Exor SpA	1,126	50,534
Fiat SpA (b)	15,247	177,754
Finmeccanica SpA (a)(b)	8,568	84,614
Intesa Sanpaolo SpA	239,024	811,054
Luxottica Group SpA	3,117	180,103
Mediobanca SpA (b)	12,402	141,959
Pirelli & C SpA	5,532	87,022
Prysmian SpA	4,243	105,589
Saipem SpA	4,039	98,652
Snam SpA	33,793	197,943
Telecom Italia SpA	177,067	209,283
Telecom Italia SpA, Non-Convertible Savings Shares	139,244	130,667
Tenaris SA	8,848	195,516
Terna - Rete Elettrica Nazionale SpA	22,854	122,309
UniCredit SpA	89,094	814,411
Unione di Banche Italiane ScpA	14,594	137,692
UnipolSai SpA (b)	18,299	70,158

		6,489,370
Japan — 14.0%
ABC-Mart, Inc.	900	39,044
Acom Co. Ltd. (a)(b)	5,700	18,212
Advantest Corp.	3,600	38,927
Aeon Co. Ltd.	9,100	102,424
AEON Financial Service Co. Ltd.	1,700	38,355
Aeon Mall Co. Ltd.	2,190	56,107
Air Water, Inc.	4,000	55,205
Aisin Seiki Co. Ltd.	3,900	140,777
Ajinomoto Co., Inc.	10,000	143,121
Alfresa Holdings Corp.	1,000	65,210
Amada Co. Ltd.	8,000	56,284
ANA Holdings, Inc. (a)	26,000	56,146
Aozora Bank Ltd.	21,000	59,791
Asahi Glass Co. Ltd.	14,000	81,003
Asahi Group Holdings Ltd.	6,600	185,036
Asahi Kasei Corp.	22,000	149,173
Asics Corp.	3,400	66,839
Astellas Pharma, Inc.	49,500	587,692
The Bank of Kyoto Ltd.	8,000	65,938
The Bank of Yokohama Ltd.	26,000	129,692
Benesse Holdings, Inc.	1,900	72,672
Bridgestone Corp.	12,700	450,097
Brother Industries Ltd.	4,700	65,716
Calbee, Inc.	1,300	30,631
Canon, Inc.	23,100	716,927
Casio Computer Co. Ltd.	4,200	49,661
Central Japan Railway Co.	2,800	327,070
The Chiba Bank Ltd.	18,000	110,794

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	45

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Chiyoda Corp.	4,000	$51,612
Chubu Electric Power Co., Inc. (b)	11,400	134,127
Chugai Pharmaceutical Co. Ltd.	3,100	79,181
The Chugoku Bank Ltd.	4,000	53,306
The Chugoku Electric Power Co., Inc.	7,000	97,404
Citizen Holdings Co. Ltd.	4,900	36,837
Coca-Cola West Co. Ltd.	800	13,974
Credit Saison Co. Ltd.	3,800	75,572
Dai Nippon Printing Co. Ltd.	12,000	114,756
The Dai-ichi Life Insurance Co. Ltd.	15,300	222,570
Daicel Corp.	7,000	57,391
Daido Steel Co. Ltd.	9,000	45,006
Daihatsu Motor Co. Ltd.	3,900	68,864
Daiichi Sankyo Co. Ltd.	11,100	187,040
Daikin Industries Ltd.	4,300	241,142
Dainippon Sumitomo Pharma Co. Ltd.	3,900	61,910
Daito Trust Construction Co. Ltd.	1,600	148,205
Daiwa House Industry Co. Ltd.	10,000	169,782
Daiwa Securities Group, Inc.	29,000	251,959
Dena Co. Ltd. (a)	2,700	48,772
Denso Corp.	9,800	469,972
Dentsu, Inc.	3,300	124,964
Don Quijote Co. Ltd.	1,000	51,629
East Japan Railway Co.	6,600	486,140
Eisai Co. Ltd.	4,100	159,375
Electric Power Development Co. Ltd.	2,500	70,313
FamilyMart Co. Ltd.	1,400	61,566
FANUC Corp.	3,800	671,809
Fast Retailing Co. Ltd.	1,000	361,690
Fuji Electric Co. Ltd.	13,000	58,119
Fuji Heavy Industries Ltd.	11,400	308,711
FUJIFILM Holdings Corp.	7,800	209,367
Fujitsu Ltd.	33,000	199,469
Fukuoka Financial Group, Inc.	20,000	82,152
Gree, Inc. (a)	2,300	25,426
GungHo Online Entertainment, Inc. (a)	8,800	47,836
The Gunma Bank Ltd.	8,000	43,512
The Hachijuni Bank Ltd.	10,000	56,828
Hakuhodo DY Holdings, Inc.	5,800	40,395
Hamamatsu Photonics KK	1,800	81,203
Hankyu Hanshin Holdings, Inc.	25,000	136,003
Hino Motors Ltd.	5,300	78,494
Hirose Electric Co. Ltd.	700	96,238
The Hiroshima Bank Ltd.	12,000	50,103
Hisamitsu Pharmaceutical Co., Inc. (a)	1,100	49,641
Hitachi Chemical Co. Ltd.	1,600	21,764
Hitachi Construction Machinery Co. Ltd.	1,800	34,588
Common Stocks	Shares	Value
Japan (continued)
Hitachi High-Technologies Corp.	1,600	$37,272
Hitachi Ltd.	98,000	725,402
Hitachi Metals Ltd.	4,000	56,978
Hokkaido Electric Power Co., Inc. (b)	5,100	42,986
Hokuhoku Financial Group, Inc.	29,000	55,604
Hokuriku Electric Power Co.	4,500	58,348
Honda Motor Co. Ltd.	32,900	1,157,641
Hoya Corp.	7,800	243,992
Hulic Co. Ltd.	6,000	82,361
Ibiden Co. Ltd.	2,300	45,379
Idemitsu Kosan Co. Ltd.	2,400	49,370
IHI Corp.	28,000	117,811
Iida Group Holdings Co. Ltd.	2,500	34,617
Inpex Corp.	14,800	192,182
Isetan Mitsukoshi Holdings Ltd.	4,800	59,212
Isuzu Motors Ltd.	18,000	103,352
ITOCHU Corp.	27,200	318,252
Itochu Techno-Solutions Corp.	300	12,670
The Iyo Bank Ltd.	7,400	70,637
J. Front Retailing Co. Ltd.	10,000	68,819
Japan Airlines Co. Ltd.	1,400	68,900
Japan Exchange Group, Inc.	5,300	129,552
Japan Petroleum Exploration Co.	500	16,648
Japan Prime Realty Investment Corp.	20	64,779
Japan Real Estate Investment Corp.	26	130,836
Japan Retail Fund Investment Corp.	57	112,333
The Japan Steel Works Ltd.	6,000	26,944
Japan Tobacco, Inc.	22,200	696,800
JFE Holdings, Inc.	7,800	146,567
JGC Corp.	4,000	138,958
The Joyo Bank Ltd.	14,000	69,781
JSR Corp.	3,900	72,153
JTEKT Corp.	4,500	66,802
JX Holdings, Inc.	36,600	176,450
Kajima Corp.	17,000	59,482
Kakaku.com, Inc.	3,900	63,405
Kamigumi Co. Ltd.	4,000	38,864
Kaneka Corp.	7,000	42,359
The Kansai Electric Power Co., Inc. (b)	13,000	133,256
Kansai Paint Co. Ltd. (a)	5,000	71,183
Kao Corp.	9,200	325,808
Kawasaki Heavy Industries Ltd.	30,000	110,526
KDDI Corp.	10,900	632,908
Keikyu Corp.	10,000	84,325
Keio Corp.	13,000	90,510
Keisei Electric Railway Co. Ltd.	7,000	60,677
Keyence Corp.	820	337,813
Kikkoman Corp.	4,000	75,511

46	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Kinden Corp.	2,000	$19,351
Kintetsu Corp.	39,000	138,679
Kirin Holdings Co. Ltd.	15,000	207,591
Kobe Steel Ltd.	60,000	79,623
Koito Manufacturing Co. Ltd.	1,000	16,958
Komatsu Ltd.	17,300	362,687
Konami Corp.	1,900	43,839
Konica Minolta Holdings, Inc.	11,500	107,590
Kubota Corp.	20,000	265,811
Kuraray Co. Ltd.	8,100	92,673
Kurita Water Industries Ltd.	2,800	60,792
Kyocera Corp.	5,600	252,379
Kyowa Hakko Kirin Co. Ltd.	5,000	53,277
Kyushu Electric Power Co., Inc. (b)	8,000	97,812
Lawson, Inc.	1,400	99,063
LIXIL Group Corp.	4,600	126,935
M3, Inc.	3,000	49,199
Mabuchi Motor Co. Ltd.	500	32,782
Makita Corp.	2,400	132,129
Marubeni Corp.	28,000	187,968
Marui Group Co. Ltd.	6,500	55,770
Maruichi Steel Tube Ltd.	1,400	36,231
Mazda Motor Corp.	48,000	213,245
McDonald’s Holdings Co. Japan Ltd. (a)	1,500	40,326
Medipal Holdings Corp.	3,000	45,938
Meiji Holdings Co. Ltd.	1,400	88,249
Miraca Holdings, Inc.	1,400	61,329
Mitsubishi Chemical Holdings Corp. (a)	29,800	123,757
Mitsubishi Corp.	27,500	510,120
Mitsubishi Electric Corp.	37,000	416,501
Mitsubishi Estate Co. Ltd.	24,000	569,895
Mitsubishi Gas Chemical Co., Inc.	7,000	39,462
Mitsubishi Heavy Industries Ltd.	59,000	341,396
Mitsubishi Logistics Corp.	2,000	27,787
Mitsubishi Materials Corp.	29,000	82,186
Mitsubishi Motors Corp.	10,700	111,750
Mitsubishi Tanabe Pharma Corp.	4,500	62,969
Mitsubishi UFJ Financial Group, Inc.	255,700	1,408,084
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,500	56,454
Mitsui & Co. Ltd.	33,100	467,821
Mitsui Chemicals, Inc.	16,000	39,172
Mitsui Fudosan Co. Ltd.	16,000	488,131
Mitsui OSK Lines Ltd.	14,000	54,456
Mizuho Financial Group, Inc.	468,700	928,894
MS&AD Insurance Group Holdings, Inc.	8,600	196,864
Murata Manufacturing Co. Ltd.	4,100	387,536
Nabtesco Corp.	3,000	69,246
Namco Bandai Holdings, Inc.	4,200	99,623
Common Stocks	Shares	Value
Japan (continued)
NEC Corp.	58,000	$178,155
Nexon Co. Ltd.	1,500	12,597
NGK Insulators Ltd.	6,000	125,170
NGK Spark Plug Co. Ltd.	3,000	67,416
NHK Spring Co. Ltd.	3,200	29,759
Nidec Corp.	3,800	233,006
Nikon Corp.	7,500	120,827
Nintendo Co. Ltd.	2,000	239,079
Nippon Building Fund, Inc.	31	162,217
Nippon Electric Glass Co. Ltd.	9,000	46,367
Nippon Express Co. Ltd.	18,000	88,032
Nippon Meat Packers, Inc.	3,000	44,657
Nippon Paint Co. Ltd.	4,000	60,566
Nippon Prologis REIT, Inc.	40	80,743
Nippon Steel & Sumitomo Metal	142,475	388,782
Nippon Telegraph & Telephone Corp.	7,100	385,825
Nippon Yusen KK	34,000	98,747
The Nishi-Nippon City Bank Ltd.	11,000	24,725
Nissan Motor Co. Ltd.	49,100	437,644
Nisshin Seifun Group, Inc.	5,200	57,117
Nissin Foods Holdings Co. Ltd.	1,500	67,693
Nitori Holdings Co. Ltd.	1,400	60,755
Nitto Denko Corp.	2,900	139,066
NKSJ Holdings, Inc.	5,200	133,507
NOK Corp.	2,000	32,547
Nomura Holdings, Inc.	70,900	454,815
Nomura Real Estate Holdings, Inc.	2,500	47,868
Nomura Research Institute Ltd.	1,900	59,938
NSK Ltd.	9,000	92,317
NTT Data Corp.	1,800	69,852
NTT DoCoMo, Inc.	29,400	463,270
NTT Urban Development Corp.	2,400	22,589
Obayashi Corp.	14,000	78,918
Odakyu Electric Railway Co. Ltd.	13,000	111,901
Oji Holdings Corp.	16,000	71,566
Olympus Corp. (b)	4,100	130,916
Omron Corp.	3,800	157,232
Ono Pharmaceutical Co. Ltd.	1,400	121,705
Oracle Corp. Japan	700	31,741
Oriental Land Co. Ltd.	800	121,617
ORIX Corp.	24,200	341,074
Osaka Gas Co. Ltd.	28,000	105,826
Otsuka Corp.	400	52,173
Otsuka Holdings Co. Ltd.	6,300	188,466
Panasonic Corp.	44,600	507,239
Park24 Co. Ltd.	2,400	45,603
Rakuten, Inc.	12,900	172,313
Resona Holdings, Inc.	35,800	173,005
Ricoh Co. Ltd.	15,300	177,370
Rinnai Corp.	900	79,166
Rohm Co. Ltd.	1,400	62,513
Sankyo Co. Ltd.	1,400	58,921

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	47

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Sanrio Co. Ltd. (a)	800	$27,004
Santen Pharmaceutical Co. Ltd.	1,700	75,220
SBI Holdings, Inc.	4,950	59,654
Secom Co. Ltd.	3,600	206,947
Sega Sammy Holdings, Inc.	4,600	103,264
Seiko Epson Corp.	3,000	93,740
Sekisui Chemical Co. Ltd.	10,000	103,862
Sekisui House Ltd.	12,200	150,890
Seven & I Holdings Co. Ltd.	15,300	582,998
Seven Bank Ltd.	10,300	40,421
Sharp Corp. (b)	23,000	70,044
Shikoku Electric Power Co., Inc. (b)	3,700	50,168
Shimadzu Corp.	6,000	53,308
Shimamura Co. Ltd.	600	51,920
Shimano, Inc.	1,800	181,056
Shimizu Corp.	11,000	56,969
Shin-Etsu Chemical Co. Ltd.	7,900	450,347
Shinsei Bank Ltd.	33,000	64,787
Shionogi & Co. Ltd.	6,600	122,014
Shiseido Co. Ltd.	5,100	89,856
The Shizuoka Bank Ltd.	14,000	136,432
Showa Denko KK (a)	39,000	55,210
Showa Shell Sekiyu KK	4,400	39,288
SMC Corp.	900	237,360
Softbank Corp.	18,900	1,428,239
Sojitz Corp.	22,200	37,846
Sony Corp. (a)	19,600	373,325
Sony Financial Holdings, Inc.	4,700	76,854
Stanley Electric Co. Ltd.	2,900	64,358
Sumco Corp.	1,000	7,748
Sumitomo Chemical Co. Ltd.	33,000	121,668
Sumitomo Corp.	19,300	245,410
Sumitomo Electric Industries Ltd.	12,700	189,596
Sumitomo Heavy Industries Ltd.	12,000	48,807
Sumitomo Metal Mining Co. Ltd.	8,000	100,271
Sumitomo Mitsui Financial Group, Inc.	25,500	1,093,030
Sumitomo Mitsui Trust Holdings, Inc.	57,000	257,899
Sumitomo Realty & Development Co. Ltd.	7,000	273,971
Sumitomo Rubber Industries Ltd.	4,300	54,695
Suntory Beverage & Food Ltd.	1,800	62,016
Suruga Bank Ltd.	3,000	52,847
Suzuken Co. Ltd.	1,700	65,762
Suzuki Motor Corp.	6,200	161,650
Sysmex Corp.	3,000	95,647
T&D Holdings, Inc.	13,100	155,911
Taiheiyo Cement Corp.	17,000	61,223
Taisei Corp.	15,000	66,941
Taisho Pharmaceutical Holdings Co. Ltd.	800	64,431
Taiyo Nippon Sanso Corp.	4,000	31,463

Common Stocks	Shares	Value
Japan (concluded)
Takashimaya Co. Ltd.	7,000	$65,520
Takeda Pharmaceutical Co. Ltd.	15,800	747,848
TDK Corp.	2,600	108,425
Teijin Ltd.	23,000	56,988
Terumo Corp.	6,600	143,757
THK Co. Ltd.	2,200	49,318
Tobu Railway Co. Ltd.	25,000	120,711
Toho Co. Ltd.	1,900	38,081
Toho Gas Co. Ltd. (a)	10,000	54,335
Tohoku Electric Power Co., Inc.	11,300	116,208
Tokio Marine Holdings, Inc.	12,800	383,877
The Tokyo Electric Power Co., Inc. (a)(b)	30,800	123,921
Tokyo Electron Ltd.	2,800	174,022
Tokyo Gas Co. Ltd.	40,000	202,826
Tokyo Tatemono Co. Ltd.	9,000	77,115
Tokyu Corp.	24,000	146,663
Tokyu Fudosan Holdings Corp.	13,000	96,940
TonenGeneral Sekiyu KK	7,000	61,764
Toppan Printing Co. Ltd.	11,000	78,648
Toray Industries, Inc.	24,000	158,355
Toshiba Corp.	77,000	326,370
Toto Ltd.	6,000	83,171
Toyo Seikan Kaisha Ltd.	3,500	56,800
Toyo Suisan Kaisha Ltd.	1,000	33,414
Toyoda Gosei Co. Ltd.	1,100	21,059
Toyota Boshoku Corp.	2,400	24,269
Toyota Industries Corp.	2,500	120,153
Toyota Motor Corp.	54,700	3,084,741
Toyota Tsusho Corp.	4,500	114,138
Trend Micro, Inc.	2,000	61,793
Tsumura & Co.	1,100	26,432
Ube Industries Ltd.	29,000	53,416
Unicharm Corp.	1,600	85,371
United Urban Investment Corp.	49	72,102
USS Co. Ltd.	5,900	82,883
West Japan Railway Co.	2,400	97,959
Yahoo! Japan Corp.	26,500	129,822
Yakult Honsha Co. Ltd.	2,200	110,435
Yamada Denki Co. Ltd. (a)	17,400	57,994
Yamaguchi Financial Group, Inc.	4,000	36,064
Yamaha Corp.	2,700	34,727
Yamaha Motor Co. Ltd.	6,700	106,891
Yamato Holdings Co. Ltd.	7,900	170,018
Yamato Kogyo Co. Ltd.	1,300	40,757
Yamazaki Baking Co. Ltd.	1,000	11,824
Yaskawa Electric Corp.	5,000	69,078
Yokogawa Electric Corp.	4,800	77,600
The Yokohama Rubber Co. Ltd.	4,000	37,619

		51,064,108
Luxembourg — 0.0%
RTL Group SA	449	51,137

48	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia — 0.8%
AirAsia Bhd	44,500	$34,784
Alliance Financial Group Bhd	26,000	35,131
AMMB Holdings Bhd	43,000	94,610
Astro Malaysia Holdings Bhd	29,600	29,039
Axiata Group Bhd	39,300	80,336
Berjaya Sports Toto Bhd	14,208	17,269
British American Tobacco Malaysia Bhd	3,100	56,124
Bumi Armada Bhd (b)	22,800	27,316
CIMB Group Holdings Bhd	84,800	185,918
Dialog Group BHD	20,900	23,000
DiGi.Com Bhd	54,300	89,702
Felda Global Ventures Holdings Bhd	26,500	37,739
Gamuda Bhd	39,600	57,157
Genting Bhd	31,900	97,841
Genting Malaysia Bhd	64,500	82,990
Genting Plantations Bhd	10,000	33,073
Hong Leong Bank Bhd	14,040	60,839
Hong Leong Financial Group Bhd	7,000	33,644
IHH Healthcare Bhd (b)	60,700	71,569
IJM Corp. Bhd	29,100	54,796
IOI Corp. Bhd	61,400	90,200
IOI Properties Group Sdn Bhd (b)	19,949	16,250
Kuala Lumpur Kepong Bhd	9,800	72,688
Lafarge Malayan Cement Bhd	5,300	14,672
Malayan Banking Bhd	90,200	267,728
Malaysia Airports Holdings Bhd	11,300	27,683
Maxis Bhd	27,400	58,422
MISC Bhd (b)	27,400	57,959
MMC Corp. Bhd	32,500	28,061
Parkson Holdings Bhd	24,900	22,880
Petronas Chemicals Group Bhd	43,000	91,070
Petronas Dagangan Bhd	6,100	57,390
Petronas Gas Bhd	9,700	70,749
PPB Group Bhd	12,600	64,236
Public Bank Bhd	20,100	118,181
RHB Capital Bhd	12,900	33,289
Sapurakencana Petroleum Bhd (b)	76,800	106,072
Sime Darby Bhd	48,100	137,227
Telekom Malaysia Bhd	20,200	36,439
Tenaga Nasional Bhd	51,900	190,073
UEM Land Holdings Bhd	54,900	37,062
UMW Holdings Bhd	10,900	36,701
YTL Corp. Bhd	113,160	53,048
YTL Power International Bhd (b)	42,000	20,203

		2,911,160
Mexico — 1.0%
Alfa SAB de CV, Series A	41,500	104,962
America Movil SAB de CV, Series L	723,700	717,298
Arca Continental SAB de CV	1,072	6,403
Cemex SAB de CV (b)	208,000	262,878
Common Stocks	Shares	Value
Mexico (concluded)
Coca-Cola Femsa SAB de CV, Series L	10,300	$108,384
Compartamos SAB de C.V.	30,300	55,376
Controladora Comercial Mexicana SAB de CV	6,300	26,188
El Puerto de Liverpool SAB de CV, Series C1	4,400	48,167
Fibra Uno Administracion SA de CV	21,700	70,192
Fomento Economico Mexicano SAB de CV	37,200	346,512
Genomma Lab Internacional SAB de CV, Series B, Series B (b)	21,500	55,284
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,700	39,116
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,600	44,155
Grupo Bimbo SAB de CV, Series A	27,900	75,309
Grupo Carso SAB de CV, Series A1	14,900	78,395
Grupo Comercial Chedraui SA de CV	10,900	31,901
Grupo Financiero Banorte SAB de CV, Series O	46,400	312,153
Grupo Financiero Inbursa SAB de CV, Series O	35,700	91,879
Grupo Financiero Santander Mexico SAB de CV, Series B	45,300	110,999
Grupo Mexico SAB de CV, Series B	66,823	211,031
Grupo Televisa SAB CPO	48,300	322,123
Industrias CH SAB de CV, Series B (b)	2,600	14,444
Industrias Penoles SAB de CV	2,850	74,484
Kimberly-Clark de Mexico SAB de CV, Class A	36,900	98,811
Mexichem SAB de CV	24,530	86,805
Minera Frisco SAB de CV, Series A1 (b)	22,100	42,895
OHL Mexico SAB de CV (b)	11,700	30,353
Promotora y Operadora de Infraestructura SAB de CV (b)	5,300	71,481
Wal-Mart de Mexico SAB de CV, Series V	94,100	223,294

		3,761,272
Netherlands — 3.3%
Aegon NV	31,620	291,255
Akzo Nobel NV	4,460	363,759
ASML Holding NV	7,388	687,700
CNH Industrial NV (b)	16,930	194,845
Corio NV	1,731	79,074
Delta Lloyd NV	4,531	125,608
Fugro NV CVA	1,660	101,996
Gemalto NV (a)	1,247	145,343
Heineken Holding NV	1,417	91,496

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	49

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Heineken NV	4,220	$293,659
ING Groep NV CVA (b)	77,809	1,106,575
Koninklijke Ahold NV	21,039	422,587
Koninklijke Boskalis Westminster NV	1,542	84,870
Koninklijke DSM NV	2,505	171,812
Koninklijke KPN NV (b)	58,257	205,652
Koninklijke Philips Electronics NV	19,010	668,755
Koninklijke Vopak NV	1,664	92,880
OCI NV (b)	2,152	97,642
QIAGEN NV (b)	4,893	102,779
Randstad Holding NV	1,825	106,815
Reed Elsevier NV	11,968	258,946
Royal Dutch Shell PLC, Class A	76,656	2,800,840
Royal Dutch Shell PLC, Class B	49,521	1,933,320
TNT Express NV	9,963	97,747
Unilever NV CVA	32,808	1,349,543
Wolters Kluwer NV	6,740	190,009
Ziggo NV	3,371	149,704

		12,215,211
New Zealand — 0.1%
Auckland International Airport Ltd.	26,187	86,638
Contact Energy Ltd.	8,655	39,976
Fletcher Building Ltd.	15,613	129,158
Ryman Healthcare Ltd.	7,854	59,714
Telecom Corp. of New Zealand Ltd.	43,878	93,040

		408,526
Norway — 0.6%
Aker Solutions ASA	3,715	57,819
DnB NOR ASA	20,494	356,111
Gjensidige Forsikring ASA	2,813	57,115
Norsk Hydro ASA	23,242	115,723
Orkla ASA	16,035	136,700
Seadrill Ltd.	6,376	224,480
Statoil ASA	23,120	652,324
Subsea 7 SA	3,813	70,875
Telenor ASA	14,246	315,304
Yara International ASA	2,786	123,402

		2,109,853
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	4,924	61,895
Credicorp Ltd.	1,063	146,609
Southern Copper Corp.	2,748	79,994

		288,498
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	42,010	52,531
Aboitiz Power Corp.	66,600	55,283
Alliance Global Group, Inc.	35,800	22,806
Common Stocks	Shares	Value
Philippines (concluded)
Ayala Corp.	5,080	$65,608
Ayala Land, Inc.	120,800	80,853
Bank of the Philippine Islands	15,031	28,819
BDO Unibank, Inc.	42,304	80,350
DMCI Holdings, Inc.	29,000	45,273
Energy Development Corp.	253,900	32,099
Globe Telecom, Inc.	845	31,390
International Container Terminal Services, Inc.	9,550	23,024
JG Summit Holdings, Inc.	21,093	23,290
Jollibee Foods Corp.	12,070	46,082
Metro Pacific Investments Corp.	167,000	17,661
Metropolitan Bank & Trust Co.	11,063	19,105
Philippine Long Distance Telephone Co.	260	15,828
SM Investments Corp.	525	8,262
SM Prime Holdings, Inc.	177,450	57,974
Universal Robina Corp.	25,140	79,775

		786,013
Poland — 0.4%
Alior Bank SA (b)	761	22,093
Bank Handlowy w Warszawie SA	502	18,896
Bank Millennium SA (b)	13,346	39,557
Bank Pekao SA	2,406	156,620
Bank Zachodni WBK SA	615	84,020
BRE Bank SA	323	57,624
Cyfrowy Polsat SA (b)	2,551	18,015
Enea SA	3,084	16,278
Eurocash SA	1,745	23,065
Grupa Azoty SA	535	10,704
Grupa Lotos SA (b)	1,964	24,694
Jastrzebska Spolka Weglowa SA	1,221	18,519
Kernel Holding SA (b)	1,689	16,336
KGHM Polska Miedz SA	2,096	75,583
PGE SA	13,695	85,564
Polski Koncern Naftowy Orlen SA	7,807	111,646
Polskie Gornictwo Naftowe i Gazownictwo SA	43,796	64,331
Powszechna Kasa Oszczednosci Bank Polski SA	18,424	259,095
Powszechny Zaklad Ubezpieczen SA	1,038	147,502
Synthos SA	15,178	24,512
Tauron Polska Energia SA	20,989	36,390
Telekomunikacja Polska SA	11,397	39,010

		1,350,054
Portugal — 0.1%
Banco Espirito Santo SA, Registered Shares (b)	34,823	65,212
EDP — Energias de Portugal SA	39,785	184,707
Galp Energia SGPS SA	5,387	92,989

50	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Portugal (concluded)
Jeronimo Martins SGPS SA	3,171	$53,212
Portugal Telecom SGPS SA, Registered Shares	16,586	70,595

		466,715
Republic of Korea — 3.2%
Amorepacific Corp.	77	91,146
Amorepacific Group	50	24,073
BS Financial Group, Inc.	3,010	42,705
Celltrion, Inc. (b)	1,155	47,743
Cheil Industries, Inc.	935	63,123
Cheil Worldwide, Inc. (b)	1,700	38,350
CJ CheilJedang Corp.	189	51,066
CJ Corp.	314	40,220
Coway Co. Ltd.	1,206	84,523
Daelim Industrial Co. Ltd.	494	40,297
Daewoo Engineering & Construction Co. Ltd. (b)	1,010	7,559
Daewoo International Corp.	1,160	42,300
Daewoo Securities Co. Ltd. (b)	5,560	42,973
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,900	57,370
DGB Financial Group, Inc.	3,550	51,466
Dongbu Insurance Co. Ltd.	1,160	60,196
Doosan Corp.	275	35,808
Doosan Heavy Industries & Construction Co. Ltd.	776	25,728
Doosan Infracore Co. Ltd. (b)	3,880	50,139
E-Mart Co. Ltd.	520	119,395
GS Engineering & Construction Corp. (b)	1,141	38,928
GS Holdings	1,216	55,189
Halla Visteon Climate Control Corp.	750	34,356
Hana Financial Group, Inc.	4,431	162,431
Hankook Tire Co. Ltd.	1,750	99,579
Hanwha Chem Corp.	1,740	31,728
Hanwha Corp.	750	22,666
Hanwha Life Insurance Co. Ltd.	7,120	46,746
Hite Jinro Co. Ltd.	200	4,424
Hyosung Corp.	399	28,865
Hyundai Department Store Co. Ltd.	314	41,954
Hyundai Development Co-Engineering & Construction	1,040	29,414
Hyundai Engineering & Construction Co. Ltd.	1,666	87,896
Hyundai Glovis Co. Ltd.	260	59,125
Hyundai Heavy Industries Co. Ltd.	639	127,114
Hyundai Merchant Marine Co. Ltd. (b)	2,004	19,391
Hyundai Mipo Dockyard	278	40,656
Hyundai Mobis	1,405	416,862
Hyundai Motor Co.	3,043	719,521
Common Stocks	Shares	Value
Republic of Korea (continued)
Hyundai Motor Co., Preference Shares	468	$59,860
Hyundai Motor Co., Second Preference Shares	872	124,692
Hyundai Securities Co. Ltd. (b)	5,100	31,056
Hyundai Steel Co.	821	53,253
Hyundai Wia Corp.	430	69,310
Industrial Bank of Korea	4,130	52,524
Kangwon Land, Inc.	2,290	66,803
KB Financial Group, Inc.	6,557	230,066
KCC Corp.	96	49,281
Kia Motors Corp.	4,966	277,510
Korea Aerospace Industries Ltd.	530	16,935
Korea Electric Power Corp.	4,690	160,985
Korea Gas Corp. (b)	753	44,156
Korea Investment Holdings Co. Ltd.	920	31,896
Korea Zinc Co. Ltd.	205	64,095
Korean Air Lines Co. Ltd. (b)	436	15,863
KT Corp.	1,200	33,404
KT&G Corp.	1,687	127,060
Kumho Petro chemical Co. Ltd.	423	35,037
LG Chem Ltd.	766	183,298
LG Chem Ltd., Preference Shares	179	24,999
LG Corp.	2,220	121,007
LG Display Co. Ltd. (b)	4,850	121,950
LG Electronics, Inc.	2,223	135,894
LG Household & Health Care Ltd.	210	90,786
LG Innotek Co. Ltd. (b)	123	11,935
LG Uplus Corp.	5,020	49,312
Lotte Chemical Corp.	351	62,289
Lotte Confectionery Co. Ltd.	24	41,103
Lotte Shopping Co. Ltd.	242	76,227
LS Corp.	426	30,603
LS Industrial Systems Co. Ltd.	411	25,992
Mirae Asset Securities Co. Ltd.	940	36,669
NAVER Corp.	551	402,600
NCSoft Corp.	285	58,507
NHN Corp. (b)	202	18,275
OCI Co. Ltd. (b)	336	56,210
Orion Corp.	77	59,373
POSCO	1,157	323,023
S-1 Corp.	442	37,019
S-Oil Corp.	1,187	68,875
Samsung C&T Corp.	2,696	156,747
Samsung Card Co. Ltd.	1,210	39,419
Samsung Electro-Mechanics Co. Ltd.	1,375	89,846
Samsung Electronics Co. Ltd.	2,190	2,768,538
Samsung Electronics Co. Ltd., Preference Shares	418	416,402
Samsung Engineering Co. Ltd. (b)	569	38,396

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	51

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Republic of Korea (concluded)
Samsung Fire & Marine Insurance Co. Ltd.	536	$120,734
Samsung Heavy Industries Co. Ltd.	1,930	58,020
Samsung Life Insurance Co. Ltd.	803	75,897
Samsung SDI Co. Ltd.	497	75,471
Samsung Securities Co. Ltd.	1,280	47,085
Samsung Techwin Co. Ltd.	911	49,695
Shinhan Financial Group Co. Ltd.	7,776	344,059
Shinsegae Co. Ltd.	221	48,021
SK C&C Co. Ltd.	551	77,576
SK Holdings Co. Ltd.	599	108,788
SK Hynix, Inc. (b)	10,560	358,310
SK Innovation Co. Ltd.	866	99,625
SK Networks Co. Ltd. (b)	1,290	11,485
SK Telecom Co. Ltd.	17	3,450
Woori Finance Holdings Co. Ltd. (b)	8,270	94,379
Woori Investment & Securities Co. Ltd.	2,300	19,147
Yuhan Corp.	122	20,851

		11,784,698
Russia — 1.1%
AK Transneft OAO, Preference Shares	32	69,395
Federal Grid Co. Unified Energy System JSC (b)	10,130,000	22,262
Federal Hydrogenerating Co. JSC	2,534,000	40,438
Gazprom OAO	232,160	896,624
Lukoil OAO	10,100	565,094
Magnit OJSC — GDR	5,563	304,612
MegaFon OAO — GDR	2,296	64,719
MMC Norilsk Nickel	894	150,440
Mobile Telesystems — ADR	8,048	140,760
NovaTek OAO — GDR	2,164	238,418
Rosneft Oil Co.	21,260	141,765
Rostelecom OJSC	18,170	42,617
Sberbank of Russia	195,780	467,230
Sberbank of Russia, Preference Shares	25,500	48,782
Severstal OAO	5,710	43,326
Sistema JSFC — GDR	2,940	66,238
Surgutneftegas OAO	110,500	81,563
Surgutneftegas OAO, Preference Shares	172,800	124,261
Tatneft OAO	27,700	157,710
Uralkali OJSC	25,900	123,985
VTB Bank OJSC	67,030,000	75,472

		3,865,711
Common Stocks	Shares	Value
Singapore — 1.0%
Ascendas Real Estate Investment Trust	42,000	$75,600
CapitaCommercial Trust	10,000	11,839
CapitaLand Ltd.	43,000	99,038
CapitaMall Trust	51,000	76,736
CapitaMalls Asia Ltd.	2,000	2,851
City Developments Ltd.	11,000	88,526
ComfortDelGro Corp. Ltd.	40,000	63,272
DBS Group Holdings Ltd.	35,684	459,754
Genting Singapore PLC	91,000	96,779
Global Logistic Properties Ltd.	53,000	111,853
Golden Agri-Resources Ltd.	62,000	28,365
Hutchison Port Holdings Trust	107,000	69,569
Jardine Cycle & Carriage Ltd.	1,000	36,092
Keppel Corp. Ltd.	29,000	251,594
Keppel Land Ltd.	13,000	34,800
Noble Group Ltd.	56,000	52,942
Olam International Ltd. (a)	9,000	15,937
Oversea-Chinese Banking Corp. Ltd.	59,000	446,053
SembCorp Industries Ltd.	22,000	96,233
SembCorp Marine Ltd. (a)	21,000	67,708
Singapore Airlines Ltd.	11,000	91,648
Singapore Exchange Ltd.	22,000	121,576
Singapore Press Holdings Ltd. (a)	38,876	129,914
Singapore Technologies Engineering Ltd.	27,000	82,146
Singapore Telecommunications Ltd.	168,000	488,328
StarHub Ltd.	12,000	40,148
United Overseas Bank Ltd.	25,000	431,236
UOL Group Ltd.	12,000	59,844
Wilmar International Ltd.	35,000	96,442
Yangzijiang Shipbuilding Holdings Ltd.	44,000	37,859

		3,764,682
South Africa — 1.6%
African Bank Investments Ltd. (a)	20,398	20,828
African Rainbow Minerals Ltd.	2,500	49,453
Anglo American Platinum Ltd. (b)	832	37,333
AngloGold Ashanti Ltd.	7,735	132,490
Aspen Pharmacare Holdings Ltd.	5,365	143,180
Assore Ltd.	1,116	43,250
Barclays Africa Group Ltd.	4,120	58,349
Barloworld Ltd.	5,200	54,458
Bidvest Group Ltd.	6,365	168,174
Discovery Holdings Ltd.	7,054	56,509
Exxaro Resources Ltd. (a)	3,809	50,598
FirstRand Ltd.	50,341	172,605
The Foschini Group Ltd. (a)	3,762	38,222
Gold Fields Ltd.	19,450	73,586
Growthpoint Properties Ltd.	40,155	92,970

52	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Harmony Gold Mining Co. Ltd. (b)	6,631	$20,243
Impala Platinum Holdings Ltd.	11,813	134,213
Imperial Holdings Ltd.	3,661	65,478
Investec Ltd.	7,549	60,743
Kumba Iron Ore Ltd. (a)	562	20,138
Liberty Holdings Ltd.	1,922	22,675
Life Healthcare Group Holdings Ltd.	20,533	75,023
Massmart Holdings Ltd.	1,527	19,898
Mediclinic International Ltd.	7,259	51,538
MMI Holdings Ltd.	20,454	47,841
Mr. Price Group Ltd.	4,883	72,983
MTN Group Ltd.	33,480	685,234
Nampak Ltd.	15,329	52,390
Naspers Ltd., Class N	7,872	867,439
Nedbank Group Ltd.	2,290	48,676
Netcare Ltd.	21,846	48,476
Northam Platinum Ltd. (b)	6,973	25,778
Pick n Pay Stores Ltd. (a)	7,638	37,410
PPC Ltd.	16,592	46,019
Redefine Properties Ltd.	77,451	70,250
Remgro Ltd.	10,933	212,661
Reunert Ltd.	2,623	16,068
RMB Holdings Ltd.	17,898	81,458
RMI Holdings	15,066	41,130
Sanlam Ltd.	28,305	154,615
Sappi Ltd. (b)	10,017	35,206
Sasol Ltd.	10,796	603,773
Shoprite Holdings Ltd.	9,012	135,993
The Spar Group Ltd.	4,305	49,659
Standard Bank Group Ltd.	21,025	276,998
Steinhoff International Holdings Ltd.	32,665	157,985
Tiger Brands Ltd.	3,612	93,324
Truworths International Ltd.	9,001	65,944
Vodacom Group Ltd. (a)	4,573	56,433
Woolworths Holdings Ltd.	18,572	129,245

		5,774,942
Spain — 2.5%
Abertis Infraestructuras SA	6,737	153,975
ACS Actividades de Construccion y Servicios SA	2,512	98,768
Amadeus IT Holding SA, Class A	7,353	305,554
Banco Bilbao Vizcaya Argentaria SA	116,367	1,399,221
Banco de Sabadell SA	60,619	187,408
Banco Popular Espanol SA	29,635	224,086
Banco Santander SA	231,186	2,206,937
Bankia SA (b)	76,514	161,697
Common Stocks	Shares	Value
Spain (concluded)
CaixaBank SA	29,976	$192,957
Cemex Latam Holdings SA (b)	2,717	22,624
Distribuidora Internacional de Alimentacion SA	12,566	114,913
Enagas SA	4,695	142,823
Ferrovial SA	6,246	135,399
Gas Natural SDG SA	6,280	176,678
Grifols SA	2,643	144,843
Iberdrola SA	99,436	695,799
Inditex SA	4,510	676,632
International Consolidated Airlines Group SA (b)	18,617	129,910
Mapfre SA	12,666	53,444
Red Electrica Corp. SA	1,684	136,935
Repsol SA	17,636	450,413
Telefonica SA	82,594	1,308,845
Zardoya Otis SA (a)	4,143	70,612

		9,190,473
Sweden — 2.3%
Alfa Laval AB	4,839	131,081
Assa Abloy AB, Class B	5,867	312,515
Atlas Copco AB, Class A	13,939	402,401
Atlas Copco AB, Class B	8,091	221,623
Boliden AB	5,919	90,138
Electrolux AB, Class B	5,086	111,361
Elekta AB, B Shares	7,721	102,786
Getinge AB, Class B	4,473	126,288
Hennes & Mauritz AB, Class B	19,439	829,078
Hexagon AB, Class B	3,581	121,749
Husqvarna AB, Class B	9,926	69,305
Industrivarden AB, Class C	2,903	56,280
Investment AB Kinnevik, Class B	5,093	188,140
Investor AB, Class B	7,927	287,136
Lundin Petroleum AB (b)	5,638	116,061
Millicom International Cellular SA	948	96,556
Nordea Bank AB	62,129	881,337
Sandvik AB	18,345	259,474
Scania AB, Class B	6,350	186,886
Securitas AB, Class B	8,025	92,940
Skandinaviska Enskilda Banken AB, Class A	27,572	378,764
Skanska AB, Class B	8,563	201,859
SKF AB, Class B	6,364	162,950
Svenska Cellulosa AB, B Shares	10,364	305,232
Svenska Handelsbanken AB, Class A	9,199	462,264
Swedbank AB, Class A	17,112	459,384
Swedish Match AB	4,356	142,601
Tele2 AB, Class B	7,128	88,498
Telefonaktiebolaget LM Ericsson, Class B	62,343	831,490
TeliaSonera AB	41,922	316,611

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	53

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Volvo AB, Class B	31,996	$508,619

		8,541,407
Switzerland — 7.0%
ABB Ltd., Registered Shares (b)	44,301	1,144,338
Actelion Ltd., Registered Shares (b)	1,636	155,041
Adecco SA, Registered Shares (b)	2,168	180,434
Aryzta AG (b)	1,943	171,810
Baloise Holding AG, Registered Shares	981	123,489
Barry Callebaut AG, Registered Shares (b)	54	72,825
Cie Financiere Richemont SA, Registered Shares	10,456	998,947
Coca-Cola HBC AG (b)	2,749	68,536
Credit Suisse Group AG, Registered Shares (b)	30,151	975,930
EMS-Chemie Holding AG, Registered Shares	217	82,007
Geberit AG, Registered Shares	632	207,093
Givaudan SA, Registered Shares (b)	158	244,387
Glencore Xstrata PLC (b)	214,948	1,108,761
Holcim Ltd., Registered Shares (b)	4,045	335,247
Julius Baer Group Ltd. (b)	5,023	223,075
Kuehne & Nagel International AG, Registered Shares	801	112,095
Lindt & Spruengli AG (b)	18	89,221
Lindt & Spruengli AG, Registered Shares (b)	2	117,754
Lonza Group AG, Registered Shares (b)	1,125	114,788
Nestle SA, Registered Shares	63,689	4,793,845
Novartis AG, Registered Shares	45,528	3,865,688
Pargesa Holding SA, Bearer Shares	734	63,570
Partners Group Holding AG	433	121,624
Roche Holding AG	13,891	4,177,908
Schindler Holding AG, Participation Certificates	1,051	154,941
Schindler Holding AG, Registered Shares	173	25,410
SGS SA, Registered Shares	93	229,363
Sika AG	49	200,437
Sonova Holding AG, Registered Shares (b)	1,124	164,438
STMicroelectronics NV (b)	8,690	80,529
Sulzer AG, Registered Shares	486	66,878
The Swatch Group AG	624	391,456
The Swatch Group AG, Registered Shares	539	62,505
Swiss Life Holding AG, Registered Shares (b)	733	180,257
Common Stocks	Shares	Value
Switzerland (concluded)
Swiss Prime Site AG, Registered Shares (b)	645	$54,849
Swiss Re AG (b)	6,520	605,148
Swisscom AG, Registered Shares	399	245,135
Syngenta AG, Registered Shares	1,732	657,510
Transocean Ltd.	6,195	255,419
UBS AG, Registered Shares (b)	73,298	1,516,780
Wolseley PLC	5,621	320,269
Zurich Insurance Group AG (b)	2,917	895,854

		25,655,591
Taiwan — 2.4%
Acer, Inc. (b)	64,000	37,801
Advanced Semiconductor Engineering, Inc.	152,097	168,792
Advantech Co. Ltd.	8,000	51,967
Asia Cement Corp.	56,111	70,118
Asia Pacific Telecom Co. Ltd.	33,000	15,520
Asustek Computer, Inc.	14,220	140,904
AU Optronics Corp. (b)	171,000	60,541
Catcher Technology Co. Ltd.	16,000	116,174
Cathay Financial Holding Co. Ltd.	130,415	190,632
Chailease Holding Co. Ltd.	20,800	50,165
Chang Hwa Commercial Bank	120,757	71,663
Cheng Shin Rubber Industry Co. Ltd.	36,436	104,174
Cheng Uei Precision Industry Co. Ltd.	3,079	6,535
Chicony Electronics Co. Ltd.	15,468	40,185
China Airlines Ltd. (b)	103,687	34,278
China Development Financial Holding Corp.	281,765	80,761
China Life Insurance Co. Ltd.	53,307	49,077
China Motor Corp.	17,000	15,203
China Petrochemical Development Corp.	53,612	22,213
China Steel Corp.	184,940	155,925
Chunghwa Telecom Co. Ltd. (b)	63,000	193,860
Clevo Co.	6,805	13,484
Compal Electronics, Inc.	81,000	57,472
CTBC Financial Holding Co. Ltd.	292,672	183,351
CTCI Corp.	21,000	31,529
Delta Electronics, Inc.	31,000	191,990
E.Sun Financial Holding Co. Ltd.	103,542	62,480
Eclat Textile Co. Ltd.	4,000	46,377
Epistar Corp. (b)	18,000	43,357
Eva Airways Corp. (b)	59,000	29,719
Evergreen Marine Corp. Taiwan Ltd. (b)	22,000	12,879
Far Eastern Department Stores Ltd.	33,894	29,916
Far Eastern New Century Corp.	83,245	88,603

54	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd. (b)	34,000	$71,971
Farglory Land Development Co. Ltd.	9,597	16,371
Feng Hsin Iron & Steel Co.	17,000	28,614
First Financial Holding Co. Ltd.	137,551	81,857
Formosa Chemicals & Fibre Corp.	49,360	119,541
Formosa International Hotels Corp.	1,210	14,364
Formosa Petrochemical Corp.	17,000	43,347
Formosa Plastics Corp.	71,040	178,105
Formosa Taffeta Co. Ltd.	31,000	34,677
Foxconn Technology Co. Ltd.	17,297	40,875
Fubon Financial Holding Co. Ltd.	104,952	142,693
Giant Manufacturing Co. Ltd.	5,000	34,078
Hermes Microvision, Inc.	1,000	40,148
Highwealth Construction Corp.	2,000	4,725
Hiwin Technologies Corp.	5,394	52,388
Hon Hai Precision Industry Co. Ltd.	206,800	587,259
Hotai Motor Co. Ltd.	5,000	60,473
HTC Corp.	7,050	35,486
Hua Nan Financial Holdings Co. Ltd.	149,712	84,915
Innolux Corp. (b)	29,401	10,121
Inventec Co. Ltd.	51,470	50,806
Kinsus Interconnect Technology Corp.	3,000	11,147
Largan Precision Co. Ltd.	2,000	95,066
LCY Chemical Corp.	22,497	26,264
Lite-On Technology Corp.	41,619	62,222
MediaTek, Inc.	26,255	388,618
Mega Financial Holding Co. Ltd.	228,110	177,027
Merida Industry Co. Ltd.	3,000	19,949
Nan Kang Rubber Tire Co. Ltd. (b)	14,819	18,039
Nan Ya Plastics Corp.	84,790	180,042
Novatek Microelectronics Corp.	14,000	64,350
Pegatron Corp.	39,000	58,182
Phison Electronics Corp.	5,000	32,250
Pou Chen Corp.	42,000	59,436
Powertech Technology, Inc. (b)	8,100	12,271
President Chain Store Corp. (b)	12,000	84,662
Quanta Computer, Inc.	37,000	99,758
Radiant Opto-Electronics Corp.	7,729	31,297
Realtek Semiconductor Corp.	6,240	18,846
Ruentex Development Co. Ltd. (b)	20,109	36,862
Ruentex Industries Ltd.	17,521	41,958
ScinoPharm Taiwan Ltd.	4,440	11,895
Shin Kong Financial Holding Co. Ltd.	133,126	42,136
Siliconware Precision Industries Co.	64,000	85,042
Simplo Technology Co. Ltd.	3,600	17,173
SinoPac Financial Holdings Co. Ltd.	131,490	63,425
Common Stocks	Shares	Value
Taiwan (concluded)
Standard Foods Corp.	5,306	$14,490
Synnex Technology International Corp.	30,000	48,352
Taishin Financial Holding Co. Ltd.	173,866	78,906
Taiwan Business Bank (b)	114,043	33,722
Taiwan Cement Corp.	72,000	111,362
Taiwan Cooperative Financial Holding Co. Ltd.	145,038	77,727
Taiwan Fertilizer Co. Ltd.	12,000	25,185
Taiwan Glass Industry Corp.	30,720	29,680
Taiwan Mobile Co. Ltd.	23,800	74,739
Taiwan Semiconductor Manufacturing Co. Ltd.	474,000	1,864,973
Teco Electric and Machinery Co. Ltd.	39,000	43,645
TPK Holding Co. Ltd.	3,887	23,121
Transcend Information, Inc.	6,000	19,534
TSRC Corp.	20,200	30,225
U-Ming Marine Transport Corp.	3,000	5,081
Uni-President Enterprises Corp.	94,440	164,527
United Microelectronics Corp.	153,000	64,948
Vanguard International Semiconductor Corp.	11,000	16,447
Walsin Lihwa Corp. (b)	50,000	15,951
Wan Hai Lines Ltd.	31,000	14,987
Wistron Corp.	48,386	39,869
WPG Holdings Ltd.	28,270	34,172
Yang Ming Marine Transport Corp. (b)	61,000	25,696
Yuanta Financial Holding Co. Ltd.	94,733	47,879
Yulon Motor Co. Ltd.	14,000	23,171
Zhen Ding Technology Holding Ltd.	1,710	4,401

		8,871,166
Thailand — 0.5%
Advanced Info Service PCL — NVDR	10,900	76,125
Airports of Thailand PCL — NVDR	10,100	60,562
Bangkok Bank PCL — NVDR (a)	11,600	63,950
Bangkok Bank PCL, Foreign Registered Shares	12,800	70,949
Bangkok Dusit Medical Services PCL — NVDR (a)	10,800	44,369
Banpu PCL — NVDR	15,900	13,721
BEC World PCL — NVDR	34,200	57,566
BTS Group Holdings PCL	152,700	39,622
Central Pattana PCL — NVDR	45,600	66,402
Charoen Pokphand Foods PCL — NVDR	46,200	39,977
CP ALL PCL — NVDR	52,700	70,749
Glow Energy PCL — NVDR	17,900	42,070
Home Product Center PCL (a)	60,400	18,177
Indorama Ventures PCL — NVDR	39,200	27,759
IRPC PCL — NVDR	287,500	30,529

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	55

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thailand (concluded)
Kasikornbank PCL - NVDR	14,800	$81,445
Kasikornbank PCL, Foreign Registered Shares	25,300	144,813
Krung Thai Bank PCL - NVDR	121,875	70,461
Minor International PCL	31,800	24,387
PTT Exploration & Production PCL - NVDR	15,622	75,634
PTT Global Chemical PCL - NVDR	36,768	81,977
PTT PCL - NVDR	10,300	94,938
The Siam Cement PCL - NVDR	4,500	58,128
The Siam Cement PCL, Foreign Registered Shares	5,900	75,908
Siam Commercial Bank PCL - NVDR (a)	24,600	119,742
Thai Oil PCL - NVDR	17,800	29,137
TMB Bank PCL	271,500	20,640
True Corp. PCL - NVDR (b)	170,000	36,290

		1,636,027
Turkey — 0.3%
Akbank TAS	25,912	82,355
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,871	65,340
Arcelik AS (a)	8,048	44,959
BIM Birlesik Magazalar AS	3,781	85,168
Coca-Cola Icecek AS	823	19,800
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	57,596	67,814
Enka Insaat ve Sanayi AS	12,574	37,539
Eregli Demir ve Celik Fabrikalari TAS	44,859	57,863
Ford Otomotiv Sanayi	2,700	27,538
Haci Omer Sabanci Holding AS	10,829	42,030
KOC Holding AS	10,226	43,109
Koza Altin Isletmeleri AS	2,236	19,318
TAV Havalimanlari Holding AS	5,354	43,088
Tofas Turk Otomobil Fabrikasi A/S	4,704	26,718
Tupras Turkiye Petrol Rafinerileri AS	3,539	74,866
Turk Telekomunikasyon AS	10,009	27,784
Turkcell Iletisim Hizmetleri AS (b)	11,488	64,351
Turkiye Garanti Bankasi AS	34,385	117,531
Turkiye Halk Bankasi	8,577	53,124
Turkiye Is Bankasi, Class C	14,269	31,681
Turkiye Sise ve Cam Fabrikalari A/S	18,931	20,526
Ulker Biskuvi Sanayi	3,956	27,813
Yapi ve Kredi Bankasi (a)	27,788	52,734

		1,133,049
United Kingdom — 13.0%
3i Group PLC	15,982	106,137
Aberdeen Asset Management PLC	14,289	93,130
Common Stocks	Shares	Value
United Kingdom (continued)
Admiral Group PLC	4,070	$96,911
Aggreko PLC	4,363	109,302
AMEC PLC	4,467	83,661
Anglo American PLC	27,818	710,881
Antofagasta PLC	5,153	71,893
ARM Holdings PLC	29,642	500,602
ASOS PLC (b)	1,230	106,322
Associated British Foods PLC	7,536	349,687
AstraZeneca PLC	25,155	1,630,722
Aviva PLC	60,879	485,734
Babcock International Group PLC	6,687	150,166
BAE Systems PLC	64,618	448,901
Barclays PLC	309,130	1,202,974
BG Group PLC	68,748	1,283,477
BHP Billiton PLC	42,567	1,314,412
BP PLC	370,064	2,973,483
British American Tobacco PLC	37,680	2,102,007
British Land Co. PLC	15,614	170,369
British Sky Broadcasting Group PLC	21,852	332,611
BT Group PLC	160,630	1,021,563
Bunzl PLC	6,297	167,896
Burberry Group PLC	7,698	178,973
The Capita Group PLC	12,020	219,785
Capital Shopping Centres Group PLC	6,446	30,331
Carnival PLC	3,381	129,170
Centrica PLC	105,243	578,989
Cobham PLC	14,070	70,242
Compass Group PLC	37,542	573,221
Croda International PLC	2,056	87,435
Diageo PLC	50,350	1,563,825
Direct Line Insurance Group PLC	23,386	92,596
easyJet PLC	2,586	74,009
Fresnillo PLC	1,065	15,013
G4S PLC	22,872	92,285
GKN PLC	27,638	180,083
GlaxoSmithKline PLC	96,627	2,576,591
Hammerson PLC	10,125	93,603
Hargreaves Lansdown PLC	3,466	84,315
HSBC Holdings PLC	371,036	3,756,893
ICAP PLC	13,188	83,117
IMI PLC	3,874	94,269
Imperial Tobacco Group PLC	19,824	801,635
Inmarsat PLC	5,861	71,052
InterContinental Hotels Group PLC	5,099	164,137
Intertek Group PLC	3,016	154,846
Investec PLC	6,891	55,785
ITV PLC	72,673	232,192
J. Sainsbury PLC	18,582	97,991
Johnson Matthey PLC	3,519	192,133
Kingfisher PLC	44,538	313,137
Land Securities Group PLC	13,561	231,121

56	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Legal & General Group PLC	121,462	$414,686
Lloyds Banking Group PLC (b)	1,007,619	1,260,551
London Stock Exchange Group PLC	2,732	89,803
Marks & Spencer Group PLC	29,098	219,047
Meggitt PLC	11,150	89,422
Melrose Industries PLC	13,798	68,380
National Grid PLC	75,729	1,040,637
Next PLC	3,176	349,521
Old Mutual PLC	90,041	302,272
Pearson PLC	13,967	247,965
Persimmon PLC (b)	4,577	102,808
Petrofac Ltd.	4,723	113,227
Prudential PLC	51,792	1,096,667
Randgold Resources Ltd.	1,243	93,304
Reckitt Benckiser Group PLC	13,138	1,072,126
Reed Elsevier PLC	25,174	384,696
Resolution Ltd.	21,114	105,193
Rexam PLC	11,079	90,029
Rio Tinto PLC	25,574	1,426,204
Rolls-Royce Holdings PLC (b)	38,838	695,252
Royal Bank of Scotland Group PLC (b)	42,196	218,921
Royal Mail PLC (b)	14,759	138,730
RSA Insurance Group PLC	49,913	74,517
SABMiller PLC	19,584	979,244
The Sage Group PLC	20,704	144,407
Schroders PLC	1,528	66,268
Segro PLC	8,048	44,588
Serco Group PLC	12,012	84,309
Severn Trent PLC	4,477	136,066
Smith & Nephew PLC	16,984	257,951
Smiths Group PLC	6,654	141,382
SSE PLC	20,074	491,694
Standard Chartered PLC	49,299	1,030,873
Standard Life PLC	44,929	283,063
Tate & Lyle PLC	5,926	66,001
Tesco PLC	165,749	817,494
Travis Perkins PLC	4,191	131,965
Tui Travel PLC	6,481	47,359
Tullow Oil PLC	15,028	187,804
Unilever PLC	26,011	1,112,480
United Utilities Group PLC	13,212	173,793
Vodafone Group PLC (b)	527,990	1,941,589
The Weir Group PLC	4,202	177,724
Whitbread PLC	3,512	243,773
William Hill PLC	18,531	105,431
WM Morrison Supermarkets PLC	33,431	118,872
WPP PLC	28,129	581,205

		47,460,908
Total Common Stocks — 97.1%		354,517,244
Investment Companies — 1.3%	Shares	Value
India — 1.3%
iShares India 50 ETF (c)	190,698	$4,904,753
Total Investment Companies — 1.3%		4,904,753

Rights (b)
Chile — 0.0%
AES Gener SA	3,623	296
Hong Kong — 0.0%
New World Development Co. Ltd.	30,666	6,326
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA, (Expires 04/14/14)	131,768	30,860
United Kingdom — 0.0%
Intu Properties PLC, (Expires 04/17/14)	4,139	6,555
RSA Insurance Group PLC, (Expires 04/09/14)	30,429	16,994

		23,549
Total Rights — 0.0%		61,031
Total Long-Term Investments (Cost — $306,387,526) — 98.4%		359,483,028

Short-Term Securities
United Kingdom
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)(e)	3,650,502	3,650,502
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)(e)	4,511,842	4,511,842
Total Short-Term Securities (Cost — $8,162,344) — 2.2%		8,162,344
Total Investments (Cost — $314,549,870*) — 100.6%		367,645,372
Liabilities in Excess of Other Assets — (0.6)%		(2,330,951)

Net Assets — 100.0%		$365,314,421

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$319,716,015

Gross unrealized appreciation	$62,887,964
Gross unrealized depreciation	(14,958,607)

Net unrealized appreciation	$47,929,357

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	57

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

Notes to Schedule of investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,568,359	—		(10,917,857)[1]	3,650,502	$3,650,502	$2,397	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,067,150	2,444,692	[1]	—	4,511,842	$4,511,842	$26,954	—
iShares India 50 ETF	314,133	—		(123,435)	190,698	$4,904,753	—	$107,148

[1]	Represents net share activity.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
Liffe	London International Financial Futures and Options Exchange
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust

58	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
60	E-Mini MSCI EAFE Index	NYSE Liffe U.S.	June 2014	$5,685,000	$52,166
36	MSCI Emerging Markets Mini Index	NYSE Liffe U.S.	June 2014	$1,774,980	79,383
Total					$131,549

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$39,093	$20,227,712	—	$20,266,805
Austria	—	707,572	—	707,572
Belgium	68,609	3,064,664	—	3,133,273
Brazil	8,137,182	4,529	—	8,141,711
Canada	25,877,796	—	—	25,877,796
Chile	1,199,461	—	—	1,199,461
China	149,317	10,777,099	—	10,926,416

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	59

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments (concluded):
Long-Term Investments (concluded):
Common Stocks (concluded):
Colombia	$1,007,701	—	—	$1,007,701
Czech Republic	37,603	$187,205	—	224,808
Denmark	168,881	3,293,154	—	3,462,035
Egypt	67,417	102,138	—	169,555
Finland	248,244	2,068,990	—	2,317,234
France	323,151	26,396,078	—	26,719,229
Germany	73,353	24,266,024	—	24,339,377
Greece	86,675	387,496	—	474,171
Hong Kong	182,536	10,125,610	—	10,308,146
Hungary	—	204,195	—	204,195
Indonesia	—	2,051,619	—	2,051,619
Ireland	257,632	1,746,269	—	2,003,901
Israel	—	1,401,668	—	1,401,668
Italy	—	6,489,370	—	6,489,370
Japan	—	51,064,108	—	51,064,108
Luxembourg	—	51,137	—	51,137
Malaysia	265,983	2,645,177	—	2,911,160
Mexico	3,761,272	—	—	3,761,272
Netherlands	520,229	11,694,982	—	12,215,211
New Zealand	—	408,526	—	408,526
Norway	70,875	2,038,978	—	2,109,853
Peru	288,498	—	—	288,498
Philippines	—	786,013	—	786,013
Poland	49,714	1,300,340	—	1,350,054
Portugal	—	466,715	—	466,715
Republic of Korea	199,383	11,585,315	—	11,784,698
Russia	140,760	3,724,951	—	3,865,711
Singapore	—	3,764,682	—	3,764,682
South Africa	20,828	5,754,114	—	5,774,942
Spain	22,624	9,167,849	—	9,190,473
Sweden	—	8,541,407	—	8,541,407
Switzerland	206,975	25,448,616	—	25,655,591
Taiwan	—	8,871,166	—	8,871,166
Thailand	—	1,636,027	—	1,636,027
Turkey	—	1,133,049	—	1,133,049
United Kingdom	833,326	46,627,582	—	47,460,908
Investment Companies:
India	4,904,753		—	4,904,753
Rights:
Chile	—	296	—	296
Hong Kong	—	6,326	—	6,326
Spain	30,860	—	—	30,860
United Kingdom	23,549	—	—	23,549
Short-TermSecurities	8,162,344	—	—	8,162,344

Total	$57,426,624	$310,218,748	—	$367,645,372

60	BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$131,549	—	—	$131,549

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carry amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$384,000	—	—	$384,000
Foreign currency at value	2,222,084	—	—	2,222,084
Liabilities:
Bank overdraft	—	$(1,021)	—	(1,021)
Collateral on securities loaned at value	—	(4,703,005)	—	(4,703,005)

Total	$2,606,084	$(4,704,026)	—	$(2,097,942)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK ACWI EX-US INDEX FUND	MARCH 31, 2014	61

Schedule of Investments March 31, 2014 (Unaudited)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.4%
Ally Auto Receivables Trust, Series 2012-4, Class A8, 0.80%, 10/16/17	$500	$501,104
Chase Issuance Trust:
Series 2014-A1, Class A, 1.15%, 1/15/19	1,000	999,990
Series 2012-A8, Class A8, 0.54%, 10/16/17	250	249,972
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	100	108,951
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	192,731
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	732,603
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	1,000	1,030,190

Total Asset-Backed Securities — 0.4%		3,815,541

Corporate Bonds
Aerospace & Defense — 0.3%
The Boeing Co., 6.13%, 2/15/33	100	125,567
Crane Co., 4.45%, 12/15/23	125	128,650
Eaton Corp.:
2.75%, 11/02/22	250	236,658
4.00%, 11/02/32	200	193,464
General Dynamics Corp., 3.88%, 7/15/21	50	52,839
Honeywell International, Inc., 5.30%, 3/01/18	100	113,640
L-3 Communications Corp.:
3.95%, 11/15/16	250	266,120
4.95%, 2/15/21	250	267,761
Lockheed Martin Corp.:
3.35%, 9/15/21	250	254,888
4.07%, 12/15/42	100	93,777
Northrop Grumman Corp.:
1.75%, 6/01/18	250	245,924
4.75%, 6/01/43	125	125,661
Precision Castparts Corp.:
1.25%, 1/15/18	75	73,737
2.50%, 1/15/23	150	139,772
Raytheon Co., 4.70%, 12/15/41	100	104,670
Textron, Inc., 3.65%, 3/01/21	350	351,371
United Technologies Corp.:
1.80%, 6/01/17	250	254,178
3.10%, 6/01/22	100	99,823
5.70%, 4/15/40	50	59,699
Corporate Bonds	Par (000)	Value
Aerospace & Defense (concluded)
United Technologies Corp. (concluded):
4.50%, 6/01/42	$450	$458,222

		3,646,421
Agriculture, Fishing & Ranching — 0.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	150	155,887
Air Freight & Logistics — 0.0%
FedEx Corp.:
4.00%, 1/15/24	250	254,155
3.88%, 8/01/42	50	43,321
United Parcel Service, Inc.:
5.13%, 4/01/19	50	56,675
6.20%, 1/15/38	100	126,094

		480,245
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/23 (a)	194	208,151
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	49	49,867
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 11/07/21	93	100,432
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27	200	206,126

		564,576
Auto Components — 0.1%
Delphi Corp.:
5.00%, 2/15/23	250	265,000
4.15%, 3/15/24	250	249,698

		514,698
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	100	148,517
Ford Motor Co.:
7.45%, 7/16/31	150	192,468
4.75%, 1/15/43	350	338,459
Toyota Motor Credit Corp., 2.10%, 1/17/19	250	249,075

		928,519
Beverages — 0.6%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	128,795

62	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Beverages (concluded)
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/16	$250	$250,619
1.25%, 1/17/18	750	738,163
3.70%, 2/01/24	250	252,573
4.00%, 1/17/43	150	139,879
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19	250	309,685
2.50%, 7/15/22	200	188,838
8.20%, 1/15/39	150	227,666
3.75%, 7/15/42	50	44,574
Beam, Inc., 1.88%, 5/15/17	100	100,138
The Coca-Cola Co.:
1.80%, 9/01/16	50	51,191
1.15%, 4/01/18	250	245,078
4.88%, 3/15/19	150	169,309
2.45%, 11/01/20	350	344,724
Coca-Cola Femsa SAB de C.V., 2.38%, 11/26/18	250	249,750
Diageo Capital PLC:
1.50%, 5/11/17	200	201,342
5.75%, 10/23/17	100	114,590
3.88%, 4/29/43	125	114,174
Diageo Investment Corp., 2.88%, 5/11/22	100	97,036
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	24,709
2.70%, 11/15/22	100	93,209
Molson Coors Brewing Co., 3.50%, 5/01/22	75	74,819
PepsiCo, Inc.:
0.70%, 2/26/16	500	499,247
1.25%, 8/13/17	500	498,706
2.25%, 1/07/19	250	251,088
2.75%, 3/05/22	250	242,616
2.75%, 3/01/23	300	284,348
3.60%, 3/01/24	250	250,316
4.88%, 11/01/40	100	105,679

		6,292,861
Biotechnology — 0.2%
Amgen, Inc.:
2.13%, 5/15/17	300	305,881
3.45%, 10/01/20	100	102,628
4.10%, 6/15/21	500	528,978
5.15%, 11/15/41	550	566,619
Celgene Corp.:
3.25%, 8/15/22	150	146,186
5.25%, 8/15/43	145	155,065
Gilead Sciences, Inc.:
3.05%, 12/01/16	150	157,730
3.70%, 4/01/24	500	500,209
Corporate Bonds	Par (000)	Value
Biotechnology (concluded)
Gilead Sciences, Inc. (concluded):
5.65%, 12/01/41	$50	$57,274

		2,520,570
Building Products — 0.0%
Owens Corning, 4.20%, 12/15/22	150	148,758
Capital Markets — 1.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	150	154,749
The Charles Schwab Corp.:
2.20%, 7/25/18	75	75,509
4.45%, 7/22/20	100	109,158
FMS Wertmanagement AoR, 1.13%, 10/14/16	250	251,598
Franklin Resources, Inc., 2.80%, 9/15/22	150	143,924
The Goldman Sachs Group, Inc.:
3.30%, 5/03/15	500	513,508
3.70%, 8/01/15	400	414,800
3.63%, 2/07/16	400	418,912
5.95%, 1/18/18	300	339,746
2.38%, 1/22/18	250	251,661
2.90%, 7/19/18	500	509,897
7.50%, 2/15/19	150	181,468
5.75%, 1/24/22	350	396,872
3.63%, 1/22/23	150	147,556
4.00%, 3/03/24	425	423,116
6.13%, 2/15/33	400	463,305
6.75%, 10/01/37	650	744,587
Invesco Finance PLC, 4.00%, 1/30/24	250	254,970
Lazard Group LLC, 4.25%, 11/14/20	150	155,406
Legg Mason, Inc., 5.63%, 1/15/44	325	333,499
Morgan Stanley:
1.75%, 2/25/16	750	759,676
5.75%, 10/18/16	225	249,712
4.75%, 3/22/17	350	381,965
6.63%, 4/01/18	500	582,880
5.63%, 9/23/19	250	284,356
5.50%, 7/28/21	100	112,987
4.88%, 11/01/22	500	525,392
3.75%, 2/25/23	450	447,147
4.10%, 5/22/23	250	247,466
5.00%, 11/24/25	250	257,230
7.25%, 4/01/32	50	65,181
6.38%, 7/24/42	50	60,994
Murray Street Investment Trust I, 4.65%, 3/09/17 (b)	200	216,027
Nomura Holdings, Inc.:
2.00%, 9/13/16	250	253,108
2.75%, 3/19/19	250	248,489

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	63

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
Raymond James Financial, Inc., 4.25%, 4/15/16	$100	$105,963
State Street Corp.:
2.88%, 3/07/16	100	104,098
3.10%, 5/15/23	250	237,648

		11,424,560
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	50	47,226
3.50%, 6/01/23	250	242,830
Airgas, Inc., 2.38%, 2/15/20	250	238,635
CF Industries, Inc.:
6.88%, 5/01/18	200	233,113
3.45%, 6/01/23	250	240,938
5.15%, 3/15/34	250	257,050
Cytec Industries, Inc., 3.50%, 4/01/23	250	236,744
The Dow Chemical Co.:
8.55%, 5/15/19	100	128,045
4.25%, 11/15/20	300	317,329
4.13%, 11/15/21	50	52,364
3.00%, 11/15/22	250	237,638
5.25%, 11/15/41	100	104,506
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	378,368
2.80%, 2/15/23	250	236,306
Eastman Chemical Co., 3.60%, 8/15/22	200	198,503
Ecolab, Inc., 4.35%, 12/08/21	150	161,400
LYB International Finance BV:
4.00%, 7/15/23	200	203,969
5.25%, 7/15/43	75	78,980
LyondellBasell Industries NV, 6.00%, 11/15/21	250	292,838
Methanex Corp., 3.25%, 12/15/19	250	249,585
The Mosaic Co.:
3.75%, 11/15/21	50	50,248
5.45%, 11/15/33	250	270,287
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/01/17	250	262,976
3.63%, 3/15/24	250	247,943
Praxair, Inc., 1.25%, 11/07/18	250	240,615
The Sherwin-Williams Co., 1.35%, 12/15/17	200	196,940

		5,405,376
Commercial Banks — 2.7%
Abbey National Treasury Services PLC:
4.00%, 4/27/16	150	158,990
1.38%, 3/13/17	250	250,332
Corporate Bonds	Par (000)	Value
Commercial Banks (continued)
Asian Development Bank:
1.75%, 9/11/18	$500	$502,425
1.88%, 4/12/19	500	500,030
Bancolombia SA, 5.95%, 6/03/21	100	106,750
Bank of Montreal, 2.50%, 1/11/17	150	155,346
The Bank of New York Mellon Corp.:
0.70%, 10/23/15	350	350,820
2.30%, 7/28/16	50	51,673
1.35%, 3/06/18	250	245,740
3.55%, 9/23/21	50	51,796
Bank of Nova Scotia:
2.90%, 3/29/16	100	104,135
1.38%, 7/15/16	250	252,506
1.10%, 12/13/16	500	502,121
1.38%, 12/18/17	100	98,983
2.05%, 10/30/18	250	249,115
Barclays Bank PLC:
5.00%, 9/22/16	175	191,626
5.13%, 1/08/20	200	223,889
BB&T Corp.:
2.05%, 6/19/18	500	500,164
5.25%, 11/01/19	100	112,615
BBVA US Senior SAU, 4.66%, 10/09/15	250	262,550
BNP Paribas SA:
2.38%, 9/14/17	250	256,058
2.40%, 12/12/18	500	499,958
5.00%, 1/15/21	100	110,994
3.25%, 3/03/23	250	242,732
BPCE SA, 2.50%, 12/10/18	250	251,191
Branch Banking & Trust Co., 2.30%, 10/15/18	250	251,780
Commonwealth Bank of Australia, New York:
1.25%, 9/18/15	200	202,089
2.25%, 3/13/19	250	248,821
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/18	250	247,991
2.25%, 1/14/19	250	249,304
4.63%, 12/01/23	500	514,527
5.25%, 5/24/41	25	26,990
Credit Suisse, New York, 5.40%, 1/14/20	150	167,018
Discover Bank/Greenwood Delaware:
2.00%, 2/21/18	600	597,290
7.00%, 4/15/20	500	589,918
Export-Import Bank of Korea:
4.00%, 1/11/17	400	431,011
1.75%, 2/27/18	500	494,188

64	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (continued)
Fifth Third Bancorp:
3.63%, 1/25/16	$50	$52,460
0.90%, 2/26/16	500	500,628
1.45%, 2/28/18	200	196,618
3.50%, 3/15/22	100	100,381
4.30%, 1/16/24	250	253,454
HSBC Bank USA NA, 4.88%, 8/24/20	500	542,884
HSBC Holdings PLC:
4.88%, 1/14/22	150	164,208
4.00%, 3/30/22	600	623,115
4.25%, 3/14/24	500	500,615
6.50%, 5/02/36	200	235,473
6.80%, 6/01/38	250	307,184
Intesa Sanpaolo SpA:
3.13%, 1/15/16	250	255,952
3.88%, 1/16/18	200	206,999
5.25%, 1/12/24	250	256,823
KeyCorp:
2.30%, 12/13/18	340	338,767
5.10%, 3/24/21	100	111,620
KFW:
0.50%, 4/19/16	1,000	999,600
2.00%, 6/01/16	500	515,275
2.13%, 1/17/23	200	188,318
The Korea Development Bank:
3.25%, 3/09/16	100	104,101
1.50%, 1/22/18	200	195,695
3.00%, 3/17/19	350	358,081
Landwirtschaftliche Rentenbank, 3.13%, 7/15/15	200	207,032
Lloyds Bank PLC, 2.30%, 11/27/18	500	499,505
Lloyds TSB Bank PLC, 4.20%, 3/28/17	50	54,036
Manufacturers & Traders Trust Co., 1.45%, 3/07/18	250	244,630
Oesterreichische Kontrollbank AG:
2.00%, 6/03/16	100	102,921
1.63%, 3/12/19	500	493,508
PNC Bank NA, 2.95%, 1/30/23 (c)	250	237,356
PNC Funding Corp. (c):
5.63%, 2/01/17	150	166,057
3.30%, 3/08/22	150	150,987
Rabobank Nederland:
3.38%, 1/19/17	300	318,055
3.88%, 2/08/22	150	155,344
Regions Financial Corp., 2.00%, 5/15/18	250	245,026
Royal Bank of Canada:
0.85%, 3/08/16	250	250,574
1.45%, 9/09/16	250	252,999
1.20%, 1/23/17	500	500,027
Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Royal Bank of Canada (concluded):
2.20%, 7/27/18	$250	$251,626
Santander Holdings USA, Inc., 3.45%, 8/27/18	250	258,655
Sumitomo Mitsui Banking Corp.:
1.80%, 7/18/17	250	251,364
2.45%, 1/10/19	250	252,295
3.95%, 1/10/24	250	256,222
SunTrust Banks, Inc.:
3.50%, 1/20/17	50	52,787
2.35%, 11/01/18	250	250,089
Svenska Handelsbanken AB, 1.63%, 3/21/18	250	246,521
The Toronto-Dominion Bank:
2.38%, 10/19/16	50	51,838
1.40%, 4/30/18	250	245,685
Union Bank NA, 2.63%, 9/26/18	250	254,732
US Bancorp:
1.65%, 5/15/17	250	253,051
1.95%, 11/15/18	225	224,193
4.13%, 5/24/21	50	53,742
3.70%, 1/30/24	500	506,762
Wachovia Bank NA/Wells Fargo & Co., 5.63%, 10/15/16	250	277,388
Wells Fargo & Co.:
1.25%, 7/20/16	250	252,098
2.63%, 12/15/16	100	104,208
2.10%, 5/08/17	150	153,590
5.63%, 12/11/17	250	285,158
1.50%, 1/16/18	250	247,614
2.15%, 1/15/19	250	249,415
3.00%, 1/22/21	250	250,172
3.50%, 3/08/22	500	510,270
3.45%, 2/13/23	450	436,764
4.13%, 8/15/23	250	252,911
4.48%, 1/16/24	250	258,289
5.38%, 11/02/43	150	158,009
5.61%, 1/15/44	56	60,614
Westpac Banking Corp.:
3.00%, 8/04/15	250	258,107
1.60%, 1/12/18	250	248,167
2.25%, 1/17/19	350	348,394
4.88%, 11/19/19	50	55,554

		28,956,058
Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc., 4.63%, 3/15/24	350	347,528
Republic Services, Inc.:
5.25%, 11/15/21	50	55,895
3.55%, 6/01/22	250	250,442

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	65

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies (concluded)
Vanderbilt University, 5.25%, 4/01/19	$100	$113,180
Waste Management, Inc.:
4.60%, 3/01/21	100	108,459
2.90%, 9/15/22	200	190,940

		1,066,444
Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.13%, 3/01/19	500	497,763
2.90%, 3/04/21	125	124,933
5.50%, 1/15/40	350	398,633
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	148,089
3.50%, 3/01/23	250	238,992

		1,408,410
Computer Services Software & Systems — 0.0%
Perrigo Co. PLC., 2.30%, 11/08/18 (a)	250	247,286
Computers & Peripherals — 0.2%
Apple, Inc.:
1.00%, 5/03/18	500	484,675
3.85%, 5/04/43	250	221,700
EMC Corp.:
1.88%, 6/01/18	250	249,833
2.65%, 6/01/20	250	248,847
Hewlett-Packard Co.:
3.30%, 12/09/16	150	157,762
2.75%, 1/14/19	500	503,307
4.65%, 12/09/21	100	105,788
6.00%, 9/15/41	150	164,261
NetApp, Inc., 2.00%, 12/15/17	350	353,635

		2,489,808
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	151,024
2.88%, 5/08/22	100	97,247
URS Corp., 3.85%, 4/01/17	100	103,494

		351,765
Consumer Finance — 0.2%
American Express Co.:
1.55%, 5/22/18	250	245,441
2.65%, 12/02/22	230	218,503
4.05%, 12/03/42	67	61,500
Capital One Bank USA NA, 2.25%, 2/13/19	250	248,155
Capital One Financial Corp.:
1.00%, 11/06/15	200	200,283
3.50%, 6/15/23	110	107,836
Corporate Bonds	Par (000)	Value
Consumer Finance (concluded)
Caterpillar Financial Services Corp.:
1.10%, 5/29/15	$250	$251,697
0.70%, 2/26/16	700	699,999
HSBC Finance Corp., 6.68%, 1/15/21	161	187,877
MasterCard, Inc., 3.38%, 4/01/24	250	249,592

		2,470,883
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	258,779
Diversified Financial Services — 3.1%
Air Lease Corp.:
3.38%, 1/15/19	250	253,438
3.88%, 4/01/21	175	175,000
American Express Credit Corp.:
1.75%, 6/12/15	500	506,935
2.75%, 9/15/15	250	257,601
2.38%, 3/24/17	100	103,576
2.13%, 3/18/19	400	398,382
American Honda Finance Corp., 2.13%, 10/10/18	500	502,008
Bank of America Corp.:
4.50%, 4/01/15	50	51,874
7.75%, 8/15/15	250	271,731
3.63%, 3/17/16	150	157,337
6.05%, 5/16/16	500	546,503
3.75%, 7/12/16	350	370,127
3.88%, 3/22/17	300	319,995
2.00%, 1/11/18	1,050	1,048,033
2.60%, 1/15/19	1,250	1,254,931
5.63%, 7/01/20	150	170,692
5.00%, 5/13/21	100	110,265
5.70%, 1/24/22	100	114,733
3.30%, 1/11/23	250	241,022
4.13%, 1/22/24	500	505,634
5.88%, 2/07/42	100	115,628
4.88%, 4/01/44	75	75,341
Boeing Capital Corp., 4.70%, 10/27/19	250	278,942
Capital One Bank USA NA, 3.38%, 2/15/23	350	340,569
Citigroup, Inc.:
1.25%, 1/15/16	250	250,880
3.95%, 6/15/16	150	158,937
1.70%, 7/25/16	250	252,839
4.45%, 1/10/17	400	432,011
1.35%, 3/10/17	250	248,792
2.50%, 9/26/18	350	351,900
8.50%, 5/22/19	250	318,520
4.05%, 7/30/22	250	250,965
3.38%, 3/01/23	500	483,522

66	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (concluded):
3.50%, 5/15/23	$250	$235,863
3.88%, 10/25/23	250	248,231
6.63%, 6/15/32	100	115,009
6.13%, 8/25/36	250	273,506
6.88%, 3/05/38	100	128,714
8.13%, 7/15/39	75	108,473
5.88%, 1/30/42	150	172,173
Deutsche Bank AG, London:
3.25%, 1/11/16	300	312,472
1.40%, 2/13/17	500	500,013
2.50%, 2/13/19	250	250,777
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	250	265,945
2.75%, 5/15/15	500	510,195
1.70%, 5/09/16	750	758,374
4.25%, 2/03/17	250	268,428
2.38%, 1/16/18	250	252,108
2.38%, 3/12/19	500	496,152
4.38%, 8/06/23	220	226,985
General Electric Capital Corp.:
2.25%, 11/09/15	100	102,656
1.00%, 1/08/16	1,000	1,007,181
1.50%, 7/12/16	250	253,312
2.90%, 1/09/17	100	104,643
5.63%, 5/01/18	300	342,864
2.30%, 1/14/19	750	756,726
6.00%, 8/07/19	100	117,396
4.38%, 9/16/20	50	54,307
4.63%, 1/07/21	250	275,256
4.65%, 10/17/21	200	219,647
3.10%, 1/09/23	500	489,275
6.75%, 3/15/32	250	321,433
5.88%, 1/14/38	750	884,179
6.38%, 11/15/67 (d)	250	275,000
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18	250	252,662
Jefferies Group LLC:
8.50%, 7/15/19	125	153,619
5.13%, 1/20/23	150	157,652
John Deere Capital Corp.:
0.88%, 4/17/15	250	251,406
0.75%, 1/22/16	250	251,030
1.95%, 12/13/18	500	497,733
2.25%, 4/17/19	100	100,087
2.80%, 3/04/21	250	247,907
3.90%, 7/12/21	50	52,838
JPMorgan Chase & Co.:
5.25%, 5/01/15	250	261,581
1.10%, 10/15/15	250	251,026
3.15%, 7/05/16	300	313,935
1.35%, 2/15/17	500	499,594
2.00%, 8/15/17	250	253,437
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co. (concluded):
1.80%, 1/25/18	$250	$249,422
1.63%, 5/15/18	500	491,035
2.35%, 1/28/19	500	501,319
4.50%, 1/24/22	300	323,425
3.25%, 9/23/22	200	197,018
3.20%, 1/25/23	150	145,451
3.38%, 5/01/23	250	236,655
3.88%, 2/01/24	250	252,243
6.40%, 5/15/38	100	123,931
5.50%, 10/15/40	125	139,337
5.60%, 7/15/41	50	56,657
5.40%, 1/06/42	250	275,882
5.63%, 8/16/43	250	268,814
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	284,779
Leucadia National Corp., 5.50%, 10/18/23	150	156,275
Merrill Lynch & Co., Inc.:
6.88%, 4/25/18	400	471,724
6.11%, 1/29/37	100	111,838
7.75%, 5/14/38	200	263,724
Moody’s Corp., 4.50%, 9/01/22	50	51,676
National Rural Utilities Cooperative Finance Corp.:
3.05%, 3/01/16	50	52,275
3.40%, 11/15/23	350	347,028
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,051,140
ORIX Corp., 3.75%, 3/09/17	100	105,315
Royal Bank of Scotland Group PLC:
2.55%, 9/18/15	200	204,242
1.88%, 3/31/17	175	175,132
6.40%, 10/21/19	250	288,163
The Royal Bank of Scotland PLC, 4.38%, 3/16/16	250	265,773
Toyota Motor Credit Corp.:
0.80%, 5/17/16	500	501,885
1.38%, 1/10/18	200	197,769
UBS AG/Stamford CT:
7.00%, 10/15/15	150	163,102
5.75%, 4/25/18	300	342,138

		33,085,630
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
0.80%, 12/01/15	500	500,328
0.90%, 2/12/16	500	499,906
1.70%, 6/01/17	500	504,327
2.30%, 3/11/19	500	497,415
6.30%, 1/15/38	200	227,546
5.35%, 9/01/40	213	217,672

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	67

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (concluded):
5.55%, 8/15/41	$200	$209,962
4.30%, 12/15/42	151	133,798
4.35%, 6/15/45	759	669,874
British Telecommunications PLC:
2.00%, 6/22/15	250	253,838
1.63%, 6/28/16	500	506,556
2.35%, 2/14/19	250	248,840
9.63%, 12/15/30	50	77,291
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	325	325,019
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	577,267
Embarq Corp.:
7.08%, 6/01/16	250	278,536
8.00%, 6/01/36	100	104,339
Orange SA:
2.75%, 9/14/16	200	207,306
2.75%, 2/06/19	500	506,308
4.13%, 9/14/21	150	155,455
5.38%, 1/13/42	225	231,201
Qwest Corp.:
6.50%, 6/01/17	150	169,691
6.75%, 12/01/21	50	55,830
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	102,147
Telefonica Emisiones SAU:
3.99%, 2/16/16	350	367,009
3.19%, 4/27/18	250	256,048
5.46%, 2/16/21	50	54,967
4.57%, 4/27/23	200	204,249
7.05%, 6/20/36	75	90,777
Telefonica Europe BV, 8.25%, 9/15/30	50	64,782
Verizon Communications, Inc.:
3.00%, 4/01/16	250	260,709
2.50%, 9/15/16	250	258,868
1.10%, 11/01/17	250	245,508
3.65%, 9/14/18	500	532,266
2.55%, 6/17/19	500	502,887
3.50%, 11/01/21	400	402,794
5.15%, 9/15/23	500	547,159
4.15%, 3/15/24	250	253,987
7.75%, 12/01/30	100	132,243
6.40%, 9/15/33	500	593,623
5.05%, 3/15/34	250	256,469
6.40%, 2/15/38	200	234,838
6.00%, 4/01/41	250	283,344
3.85%, 11/01/42	250	209,311
Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc. (concluded):
6.55%, 9/15/43	$1,000	$1,216,935

		14,229,225
Electric Utilities — 1.1%
Alabama Power Co., 5.50%, 10/15/17	100	113,165
Ameren Illinois Co., 2.70%, 9/01/22	100	96,953
American Electric Power Co., Inc.:
1.65%, 12/15/17	200	198,724
Series F, 2.95%, 12/15/22	500	476,817
CenterPoint Energy Houston Electric LLC:
3.55%, 8/01/42	100	87,690
4.50%, 4/01/44	250	256,407
Commonwealth Edison Co.:
2.15%, 1/15/19	500	497,702
5.90%, 3/15/36	50	60,678
The Connecticut Light & Power Co., 2.50%, 1/15/23	150	140,753
DTE Electric Co., 4.00%, 4/01/43	150	142,677
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	124,219
Duke Energy Corp.:
1.63%, 8/15/17	250	250,539
3.95%, 10/15/23	250	256,306
Duke Energy Indiana, Inc.:
4.20%, 3/15/42	150	146,235
4.90%, 7/15/43	250	268,038
Duke Energy Progress, Inc.:
4.10%, 5/15/42	150	143,802
4.38%, 3/30/44	100	100,309
Entergy Corp.:
3.63%, 9/15/15	50	51,752
4.70%, 1/15/17	150	159,027
Entergy Louisiana LLC, 4.05%, 9/01/23	250	261,257
Florida Power & Light Co.:
2.75%, 6/01/23	250	241,424
5.95%, 2/01/38	50	60,644
4.05%, 6/01/42	150	143,761
Georgia Power Co.:
0.63%, 11/15/15	250	249,859
4.30%, 3/15/42	200	193,174
Great Plains Energy, Inc., 5.29%, 6/15/22 (b)	150	166,364
Indiana Michigan Power Co., 6.05%, 3/15/37	175	202,383
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	51,382

68	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36	$250	$299,051
5.15%, 11/15/43 (a)	250	266,373
Nevada Power Co., 5.45%, 5/15/41	50	57,774
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,000	967,256
Nisource Finance Corp.:
5.95%, 6/15/41	50	55,561
5.25%, 2/15/43	75	76,604
Northeast Utilities, 1.45%, 5/01/18	250	242,614
Northern States Power Co., 3.40%, 8/15/42	200	171,063
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	124,281
5.30%, 6/01/42	75	83,415
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	483,544
6.05%, 3/01/34	250	295,260
4.75%, 2/15/44	250	252,949
PacifiCorp:
2.95%, 2/01/22	100	98,726
2.95%, 6/01/23	300	288,882
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	245,938
3.40%, 6/01/23	250	241,856
Progress Energy, Inc.:
4.40%, 1/15/21	100	107,107
7.75%, 3/01/31	50	68,325
Public Service Co. of Colorado:
3.95%, 3/15/43	200	189,227
4.30%, 3/15/44	75	74,922
Public Service Electric & Gas Co.:
3.50%, 8/15/20	50	52,201
2.38%, 5/15/23	250	230,900
3.95%, 5/01/42	50	47,114
3.65%, 9/01/42	50	44,803
Southern California Edison Co.:
5.00%, 1/15/16	100	107,736
5.50%, 3/15/40	50	57,980
4.05%, 3/15/42	150	142,618
The Toledo Edison Co., 6.15%, 5/15/37	100	116,315
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	394,930
4.00%, 1/15/43	250	235,073
4.45%, 2/15/44	150	151,080

		11,413,519
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	348,709
Corporate Bonds	Par (000)	Value
Electrical Equipment (concluded)
Emerson Electric Co.:
5.00%, 4/15/19	$100	$112,098
2.63%, 2/15/23	350	334,448
Pentair Finance SA:
1.88%, 9/15/17	250	249,137
3.15%, 9/15/22	300	285,296
Roper Industries, Inc., 3.13%, 11/15/22	150	141,617

		1,471,305
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	758,245
Corning, Inc.:
3.70%, 11/15/23	250	253,277
4.75%, 3/15/42	50	51,124
Jabil Circuit, Inc., 4.70%, 9/15/22	250	247,188
Tyco Electronics Group SA:
6.55%, 10/01/17	50	57,819
3.50%, 2/03/22	100	99,155

		1,466,808
Energy Equipment & Services — 0.2%
Baker Hughes, Inc., 5.13%, 9/15/40	100	110,330
Ensco PLC:
3.25%, 3/15/16	100	104,274
4.70%, 3/15/21	100	107,444
FMC Technologies, Inc., 3.45%, 10/01/22	100	95,554
Halliburton Co.:
6.15%, 9/15/19	100	118,311
4.50%, 11/15/41	50	49,950
4.75%, 8/01/43	250	258,541
National Oilwell Varco, Inc., 3.95%, 12/01/42	150	139,612
Noble Holding International Ltd.:
2.50%, 3/15/17	150	152,618
5.25%, 3/15/42	50	48,951
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/01/42	250	234,450
Transocean, Inc.:
5.05%, 12/15/16	250	271,921
2.50%, 10/15/17	250	251,611
6.50%, 11/15/20	250	280,732
3.80%, 10/15/22	100	95,601
6.80%, 3/15/38	50	53,938

		2,373,838
Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 1.13%, 12/15/17	150	147,935

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	69

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (concluded)
CVS Caremark Corp.:
2.75%, 12/01/22	$400	$377,328
4.00%, 12/05/23	500	510,862
6.13%, 9/15/39	50	60,291
The Kroger Co.:
6.15%, 1/15/20	100	116,539
3.30%, 1/15/21	500	499,540
3.40%, 4/15/22	100	98,928
5.15%, 8/01/43	125	128,690
Safeway, Inc.:
6.35%, 8/15/17	250	285,854
3.95%, 8/15/20	250	253,061
4.75%, 12/01/21	100	102,221
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	800	812,298
3.63%, 7/08/20	150	157,841
6.20%, 4/15/38	250	314,342
5.63%, 4/15/41	500	593,073
4.00%, 4/11/43	150	139,612
4.75%, 10/02/43	250	262,735
Walgreen Co.:
1.80%, 9/15/17	200	201,344
3.10%, 9/15/22	200	192,140

		5,254,634
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	75	75,343
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	193,173
4.65%, 1/25/43	250	240,912
Delhaize Group SA, 4.13%, 4/10/19	150	155,459
General Mills, Inc., 3.15%, 12/15/21	150	150,749
Ingredion, Inc., 3.20%, 11/01/15	50	51,574
The JM Smucker Co., 3.50%, 10/15/21	50	51,116
Kellogg Co., 1.88%, 11/17/16	200	203,942
Kraft Foods Group, Inc.:
1.63%, 6/04/15	250	252,805
5.38%, 2/10/20	52	59,296
5.00%, 6/04/42	200	209,431
Mondelez International, Inc.:
4.13%, 2/09/16	150	158,541
2.25%, 2/01/19	250	247,714
5.38%, 2/10/20	48	54,264
4.00%, 2/01/24	250	253,686
6.50%, 2/09/40	350	440,233
Tyson Foods, Inc., 4.50%, 6/15/22	150	156,471
Unilever Capital Corp.:
2.20%, 3/06/19	200	199,984
Corporate Bonds	Par (000)	Value
Food Products (concluded)
Unilever Capital Corp. (concluded):
4.25%, 2/10/21	$200	$218,166

		3,372,859
Gas Utilities — 0.0%
AGL Capital Corp., 3.50%, 9/15/21	50	50,912
Atmos Energy Corp., 4.15%, 1/15/43	100	95,999
National Fuel Gas Co., 3.75%, 3/01/23	300	292,780

		439,691
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.85%, 6/15/18	250	248,578
3.20%, 6/15/23	250	243,859
Boston Scientific Corp.:
6.00%, 1/15/20	100	114,776
4.13%, 10/01/23	100	101,391
CareFusion Corp., 3.30%, 3/01/23	200	187,804
Covidien International Finance SA:
1.35%, 5/29/15	250	252,011
2.95%, 6/15/23	250	236,902
6.55%, 10/15/37	25	32,279
Medtronic, Inc.:
1.38%, 4/01/18	300	294,975
4.13%, 3/15/21	50	53,361
3.63%, 3/15/24	400	401,641
4.00%, 4/01/43	150	139,156
St. Jude Medical, Inc., 3.25%, 4/15/23	150	145,480
Stryker Corp., 1.30%, 4/01/18	200	195,772

		2,647,985
Health Care Providers & Services — 0.6%
Aetna, Inc.:
1.50%, 11/15/17	250	249,483
2.75%, 11/15/22	250	234,826
6.75%, 12/15/37	50	64,246
4.75%, 3/15/44	25	25,373
Cardinal Health, Inc.:
1.70%, 3/15/18	750	743,424
3.20%, 6/15/22	50	48,922
4.60%, 3/15/43	50	49,165
Cigna Corp.:
2.75%, 11/15/16	100	104,191
4.00%, 2/15/22	25	25,924
5.38%, 2/15/42	50	54,951
Express Scripts Holding Co.:
3.50%, 11/15/16	100	105,880
2.65%, 2/15/17	350	361,959
4.75%, 11/15/21	300	326,034

70	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
Humana, Inc., 3.15%, 12/01/22	$250	$237,839
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	98,529
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	99,326
4.00%, 11/01/23	100	99,726
McKesson Corp.:
3.25%, 3/01/16	250	260,475
2.28%, 3/15/19	500	495,882
2.85%, 3/15/23	150	141,077
Medco Health Solutions, Inc., 2.75%, 9/15/15	50	51,271
Quest Diagnostics, Inc.:
3.20%, 4/01/16	50	52,086
4.70%, 4/01/21	100	106,275
UnitedHealth Group, Inc.:
1.63%, 3/15/19	550	534,951
2.88%, 3/15/23	250	237,074
5.95%, 2/15/41	100	119,714
3.95%, 10/15/42	150	135,785
WellPoint, Inc.:
5.25%, 1/15/16	150	161,154
1.88%, 1/15/18	450	446,630
3.13%, 5/15/22	200	191,393
3.30%, 1/15/23	100	95,898
4.63%, 5/15/42	50	48,236
5.10%, 1/15/44	150	155,719

		6,163,418
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.:
1.20%, 2/05/16	250	251,501
3.95%, 10/15/20	250	254,883
Darden Restaurants, Inc., 3.35%, 11/01/22	100	90,068
Hyatt Hotels Corp., 3.38%, 7/15/23	190	179,806
Marriott International, Inc.:
3.00%, 3/01/19	100	101,827
3.25%, 9/15/22	100	96,305
McDonald’s Corp.:
0.75%, 5/29/15	250	250,950
1.88%, 5/29/19	100	98,753
3.50%, 7/15/20	50	52,498
3.70%, 2/15/42	100	89,468
Starbucks Corp., 3.85%, 10/01/23	250	255,589
Starwood Hotels & Resorts Worldwide, Inc., 3.13%, 2/15/23	250	235,148
Wyndham Worldwide Corp.:
2.50%, 3/01/18	500	502,519
Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Wyndham Worldwide Corp. (concluded):
4.25%, 3/01/22	$50	$50,573
Yum! Brands, Inc.:
5.30%, 9/15/19	100	110,786
5.35%, 11/01/43	100	104,448

		2,725,122
Household Durables — 0.0%
MDC Holdings, Inc., 6.00%, 1/15/43	100	88,000
Mohawk Industries, Inc., 3.85%, 2/01/23	125	122,812
Whirlpool Corp., 5.15%, 3/01/43	200	204,984

		415,796
Household Products — 0.1%
The Clorox Co., 3.05%, 9/15/22	50	48,031
Energizer Holdings, Inc., 4.70%, 5/19/21	50	52,389
Kimberly-Clark Corp.:
3.63%, 8/01/20	50	52,430
5.30%, 3/01/41	250	285,014
The Procter & Gamble Co.:
1.80%, 11/15/15	100	102,090
2.30%, 2/06/22	250	239,128

		779,082
Independent Power Producers & Energy Traders — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	507,089
6.25%, 10/01/39	150	165,631
5.60%, 6/15/42	50	52,133
PPL Energy Supply LLC, 4.60%, 12/15/21 (e)	150	151,304
Southern Power Co., 5.25%, 7/15/43	250	269,390

		1,145,547
Industrial Conglomerates — 0.2%
General Electric Co.:
0.85%, 10/09/15	750	753,393
5.25%, 12/06/17	250	283,308
2.70%, 10/09/22	150	145,381
4.50%, 3/11/44	250	253,878
Koninklijke Philips Electronics N.V., 3.75%, 3/15/22	250	257,730

		1,693,690
Insurance — 1.0%
ACE INA Holdings, Inc.:
2.60%, 11/23/15	300	308,972
4.15%, 3/13/43	150	142,338

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	71

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (continued)
Aflac, Inc.:
2.65%, 2/15/17	$250	$260,335
3.63%, 6/15/23	250	251,952
Alleghany Corp., 4.95%, 6/27/22	50	53,940
The Allstate Corp.:
3.15%, 6/15/23	250	245,587
4.50%, 6/15/43	150	150,817
American International Group, Inc.:
4.88%, 9/15/16	150	163,650
3.80%, 3/22/17	350	374,465
5.85%, 1/16/18	500	571,380
8.25%, 8/15/18	100	124,999
3.38%, 8/15/20	250	255,223
4.88%, 6/01/22	250	273,755
4.13%, 2/15/24	250	255,293
8.18%, 5/15/68 (d)	175	229,906
Aon Corp., 3.13%, 5/27/16	50	51,971
Aon PLC, 4.45%, 5/24/43	200	190,391
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	131,630
Assurant, Inc., 2.50%, 3/15/18	250	248,401
AXA SA, 8.60%, 12/15/30	50	64,500
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500	506,804
4.40%, 5/15/42	100	97,691
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	100	102,334
1.55%, 2/09/18	500	497,740
CNA Financial Corp.:
5.75%, 8/15/21	100	115,165
3.95%, 5/15/24	250	251,142
Genworth Holdings, Inc.:
8.63%, 12/15/16	250	295,633
7.70%, 6/15/20	50	60,920
4.90%, 8/15/23	100	104,861
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100	120,672
ING US, Inc., 2.90%, 2/15/18	750	768,463
Lincoln National Corp.:
4.85%, 6/24/21	50	54,727
4.20%, 3/15/22	100	104,789
4.00%, 9/01/23	200	203,382
Loews Corp., 2.63%, 5/15/23	250	229,278
Markel Corp., 3.63%, 3/30/23	250	243,081
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	50	54,659
MetLife, Inc.:
5.00%, 6/15/15	100	105,277
4.75%, 2/08/21	200	222,501
4.13%, 8/13/42	300	281,786
6.40%, 12/15/66	100	105,500
Principal Financial Group, Inc., 4.63%, 9/15/42	50	48,907
Corporate Bonds	Par (000)	Value
Insurance (concluded)
The Progressive Corp., 3.75%, 8/23/21	$50	$52,453
Prudential Financial, Inc.:
3.00%, 5/12/16	150	156,306
5.38%, 6/21/20	350	396,563
8.88%, 6/15/38 (d)	100	122,500
5.63%, 6/15/43 (d)	100	102,000
5.10%, 8/15/43	250	262,295
5.20%, 3/15/44 (d)	100	99,250
The Travelers Cos., Inc., 4.60%, 8/01/43	100	102,338
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	125,564
Willis Group Holdings PLC, 4.13%, 3/15/16	200	210,011
WR Berkley Corp., 4.63%, 3/15/22	200	210,044
XLIT Ltd., 5.75%, 10/01/21	100	115,258

		10,879,399
Internet & Catalog Retail — 0.0%
Amazon.com, Inc., 1.20%, 11/29/17	250	247,527
Internet Software & Services — 0.1%
Baidu, Inc., 3.25%, 8/06/18	205	209,319
eBay, Inc.:
3.25%, 10/15/20	50	51,168
2.60%, 7/15/22	50	47,465
Google, Inc.:
3.63%, 5/19/21	25	26,449
3.38%, 2/25/24	250	250,425

		584,826
IT Services — 0.3%
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	250	243,995
3.50%, 4/15/23	25	23,760
Fiserv, Inc., 6.80%, 11/20/17	50	57,643
International Business Machines Corp.:
0.75%, 5/11/15	200	200,948
2.00%, 1/05/16	150	153,847
1.25%, 2/08/18	500	494,019
1.95%, 2/12/19	250	248,028
1.88%, 5/15/19	250	246,188
2.90%, 11/01/21	100	99,834
3.63%, 2/12/24	275	277,279
4.00%, 6/20/42	100	92,560
Total System Services, Inc., 2.38%, 6/01/18	250	246,512
The Western Union Co.:
2.88%, 12/10/17	250	255,236

72	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
IT Services (concluded)
The Western Union Co. (concluded):
6.20%, 11/17/36	$25	$25,010

		2,664,859
Leisure Equipment & Products — 0.0%
Mattel, Inc., 1.70%, 3/15/18	200	196,971
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	197,695
Life Technologies Corp., 6.00%, 3/01/20	100	115,075
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/16	50	51,245
2.40%, 2/01/19	500	497,909
3.15%, 1/15/23	250	240,955

		1,102,879
Machinery — 0.2%
Caterpillar, Inc.:
5.70%, 8/15/16	100	110,443
3.90%, 5/27/21	50	53,159
5.20%, 5/27/41	100	109,971
Danaher Corp., 3.90%, 6/23/21	50	52,895
Deere & Co., 3.90%, 6/09/42	50	46,394
Flowserve Corp., 3.50%, 9/15/22	100	97,252
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	246,511
4.88%, 9/15/41	50	52,861
3.90%, 9/01/42	75	68,314
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19 (a)	500	498,513
Ingersoll-Rand Global Holding Co., Ltd., 6.88%, 8/15/18	50	58,764
Joy Global, Inc., 5.13%, 10/15/21	50	52,879
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	143,331
Trinity Acquisition PLC, 6.13%, 8/15/43	150	158,447

		1,749,734
Media — 1.2%
21st Century Fox America, Inc., 4.00%, 10/01/23	500	508,931
CBS Corp.:
3.38%, 3/01/22	250	244,896
7.88%, 7/30/30	75	98,301
4.85%, 7/01/42	75	72,247
Cintas Corp. No 2, 4.30%, 6/01/21	25	26,706
Comcast Corp.:
5.15%, 3/01/20	350	396,317
Corporate Bonds	Par (000)	Value
Media (continued)
Comcast Corp. (concluded):
3.60%, 3/01/24	$250	$251,354
4.25%, 1/15/33	650	637,095
6.45%, 3/15/37	200	246,042
4.65%, 7/15/42	150	149,614
COX Communications, Inc., 5.50%, 10/01/15	100	106,627
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	100	103,919
3.50%, 3/01/16	250	261,314
2.40%, 3/15/17	250	255,457
1.75%, 1/15/18	750	738,300
3.80%, 3/15/22	250	247,385
4.45%, 4/01/24	250	250,705
5.15%, 3/15/42	150	141,809
Discovery Communications LLC:
4.38%, 6/15/21	50	52,877
3.25%, 4/01/23	50	48,090
4.95%, 5/15/42	50	49,206
4.88%, 4/01/43	150	146,114
NBCUniversal Media LLC:
3.65%, 4/30/15	250	258,130
4.38%, 4/01/21	100	108,523
2.88%, 1/15/23	250	241,496
5.95%, 4/01/41	250	295,113
News America, Inc.:
4.50%, 2/15/21	100	108,503
3.00%, 9/15/22	650	624,348
6.20%, 12/15/34	100	116,551
6.15%, 2/15/41	150	176,426
Omnicom Group, Inc., 3.63%, 5/01/22	125	124,137
TCI Communications, Inc., 8.75%, 8/01/15	50	55,395
Thomson Reuters Corp.:
0.88%, 5/23/16	250	249,076
6.50%, 7/15/18	250	290,573
4.30%, 11/23/23	250	256,052
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	373,787
5.00%, 2/01/20	500	546,051
4.13%, 2/15/21	100	104,688
4.00%, 9/01/21	500	518,685
6.55%, 5/01/37	150	174,215
6.75%, 6/15/39	50	59,261
4.50%, 9/15/42	225	206,545
Time Warner, Inc.:
4.88%, 3/15/20	250	275,631
3.40%, 6/15/22	250	248,674
7.70%, 5/01/32	250	335,262
6.25%, 3/29/41	150	175,722
5.35%, 12/15/43	250	266,426

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	73

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
Viacom, Inc.:
2.50%, 9/01/18	$500	$505,605
3.13%, 6/15/22	150	144,515
3.25%, 3/15/23	200	192,832
3.88%, 4/01/24	250	249,386
4.38%, 3/15/43	70	62,208
5.85%, 9/01/43	100	109,884
The Walt Disney Co.:
3.75%, 6/01/21	50	52,847
2.35%, 12/01/22	300	280,308
WPP Finance 2010, 4.75%, 11/21/21	100	107,443

		12,927,604
Metals & Mining — 0.8%
Alcoa, Inc.:
5.55%, 2/01/17	200	218,675
6.75%, 7/15/18	500	570,243
5.90%, 2/01/27	100	102,027
Allegheny Technologies, Inc., 5.88%, 8/15/23	150	156,894
Barrick Gold Corp.:
3.85%, 4/01/22	350	334,312
4.10%, 5/01/23	500	474,317
Barrick North America Finance LLC, 5.70%, 5/30/41	50	48,413
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	100	101,436
2.05%, 9/30/18	175	175,438
2.88%, 2/24/22	250	245,149
5.00%, 9/30/43	350	370,364
Carpenter Technology Corp., 4.45%, 3/01/23	250	250,815
Cliffs Natural Resources, Inc. (e):
3.95%, 1/15/18	200	201,028
4.88%, 4/01/21	50	48,702
Freeport-McMoRan Copper & Gold, Inc.:
2.15%, 3/01/17	100	101,475
3.10%, 3/15/20	200	194,564
3.55%, 3/01/22	50	47,751
5.45%, 3/15/43	100	98,337
Goldcorp, Inc., 2.13%, 3/15/18	150	148,278
Kinross Gold Corp., 5.95%, 3/15/24 (a)	200	200,365
Newmont Mining Corp.:
3.50%, 3/15/22	700	635,045
4.88%, 3/15/42	50	40,485
Nucor Corp., 5.20%, 8/01/43	250	253,506
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	25,028
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	51,620
Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Rio Tinto Finance USA Ltd. (concluded):
4.13%, 5/20/21	$150	$158,051
Rio Tinto Finance USA PLC:
1.63%, 8/21/17	250	250,468
2.25%, 12/14/18	1,000	999,918
2.88%, 8/21/22	100	95,180
4.75%, 3/22/42	100	99,599
Southern Copper Corp., 6.75%, 4/16/40	100	101,774
Teck Resources Ltd.:
3.00%, 3/01/19	450	449,962
4.75%, 1/15/22	300	307,347
3.75%, 2/01/23	100	93,993
5.20%, 3/01/42	50	45,261
Vale Overseas Ltd.:
4.38%, 1/11/22	250	248,207
6.88%, 11/21/36	200	213,095
Vale SA, 5.63%, 9/11/42	250	233,853

		8,390,975
Multi-Utilities — 0.2%
CMS Energy Corp., 4.70%, 3/31/43	200	199,181
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	120,040
3.95%, 3/01/43	150	136,364
4.45%, 3/15/44	250	247,698
Series 12-A, 4.20%, 3/15/42	150	143,430
Dominion Resources, Inc.:
1.40%, 9/15/17	250	246,431
4.90%, 8/01/41	50	51,014
ONE Gas, Inc., 4.66%, 2/01/44 (a)	250	259,535
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	257,155
4.30%, 4/01/42	100	99,902
SCANA Corp., 4.13%, 2/01/22	100	100,799
Sempra Energy:
2.30%, 4/01/17	250	255,621
4.05%, 12/01/23	250	255,523

		2,372,693
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	245,630
Kohl’s Corp., 4.00%, 11/01/21	50	50,974
Nordstrom, Inc., 4.00%, 10/15/21	100	105,333
Target Corp.:
2.90%, 1/15/22	150	146,872

74	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Multiline Retail (concluded)
Target Corp. (concluded):
4.00%, 7/01/42	$350	$322,891

		871,700
Office Electronics — 0.0%
Xerox Corp., 5.63%, 12/15/19	100	113,310
Oil, Gas & Consumable Fuels — 3.0%
Alberta Energy Co., Ltd., 7.38%, 11/01/31	50	61,466
Anadarko Petroleum Corp.:
6.38%, 9/15/17	750	858,611
6.45%, 9/15/36	100	118,279
Apache Corp.:
3.25%, 4/15/22	145	146,252
6.00%, 1/15/37	100	118,115
4.75%, 4/15/43	250	251,320
4.25%, 1/15/44	100	93,794
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	176,046
BP Capital Markets PLC:
3.20%, 3/11/16	100	104,826
1.85%, 5/05/17	250	253,899
1.38%, 5/10/18	250	244,730
2.24%, 9/26/18	300	302,293
2.24%, 5/10/19	500	497,025
4.74%, 3/11/21	50	55,470
3.25%, 5/06/22	100	99,158
3.99%, 9/26/23	250	257,356
Buckeye Partners LP, 4.15%, 7/01/23	250	249,333
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	100	100,904
3.80%, 4/15/24	250	251,250
6.25%, 3/15/38	50	59,803
Cenovus Energy, Inc.:
5.70%, 10/15/19	150	171,892
3.00%, 8/15/22	100	95,665
Chevron Corp., 2.43%, 6/24/20	550	546,071
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	300	271,418
ConocoPhillips, 6.50%, 2/01/39	400	525,642
ConocoPhillips Co., 1.05%, 12/15/17	250	247,043
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	133,297
Continental Resources, Inc.:
5.00%, 9/15/22	250	262,500
4.50%, 4/15/23	300	310,702
DCP Midstream Operating LP:
3.88%, 3/15/23	225	219,844
5.60%, 4/01/44	50	52,190
Devon Energy Corp.:
1.88%, 5/15/17	250	251,814
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. (concluded):
2.25%, 12/15/18	$500	$497,305
4.00%, 7/15/21	150	156,787
4.75%, 5/15/42	200	198,271
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	250	243,832
Ecopetrol SA:
7.63%, 7/23/19	100	119,875
5.88%, 9/18/23	350	382,375
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	200	211,779
Enbridge Energy Partners LP, 4.20%, 9/15/21	100	103,529
Encana Corp., 3.90%, 11/15/21	200	205,243
Energy Transfer Partners LP:
9.70%, 3/15/19	44	56,852
5.20%, 2/01/22	250	269,877
3.60%, 2/01/23	150	143,472
4.90%, 2/01/24	250	260,188
5.95%, 10/01/43	150	161,416
Enterprise Products Operating LLC:
3.35%, 3/15/23	250	243,859
3.90%, 2/15/24	125	125,653
5.95%, 2/01/41	150	171,737
4.45%, 2/15/43	75	70,405
4.85%, 3/15/44	200	199,491
5.10%, 2/15/45	250	258,403
EOG Resources, Inc.:
2.50%, 2/01/16	50	51,530
5.63%, 6/01/19	150	173,255
2.45%, 4/01/20	375	373,513
EQT Corp., 4.88%, 11/15/21	50	52,865
Exxon Mobil Corp.:
1.82%, 3/15/19	500	496,419
3.18%, 3/15/24	250	249,187
Hess Corp.:
8.13%, 2/15/19	200	250,390
5.60%, 2/15/41	300	329,446
Husky Energy, Inc.:
3.95%, 4/15/22	150	153,903
4.00%, 4/15/24	100	101,698
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	244,648
3.50%, 3/01/21	375	373,520
3.95%, 9/01/22	225	223,809
4.15%, 2/01/24	250	248,505
6.50%, 2/01/37	100	113,100
5.00%, 8/15/42	75	71,123
5.00%, 3/01/43	200	190,426
Marathon Oil Corp.:
5.90%, 3/15/18	100	114,202
2.80%, 11/01/22	150	140,422

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	75

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.:
3.50%, 3/01/16	$250	$261,897
5.13%, 3/01/21	150	166,777
Murphy Oil Corp., 4.00%, 6/01/22	100	99,073
Nabors Industries, Inc.:
5.00%, 9/15/20	50	53,369
4.63%, 9/15/21	250	258,276
Nexen, Inc., 6.40%, 5/15/37	100	115,050
Noble Energy, Inc.:
4.15%, 12/15/21	150	158,033
5.25%, 11/15/43	250	260,935
Occidental Petroleum Corp., 4.10%, 2/01/21	50	53,837
ONEOK Partners LP:
2.00%, 10/01/17	250	251,104
6.13%, 2/01/41	50	56,129
Pemex Project Funding Master Trust, 5.75%, 3/01/18	350	388,062
Petrobras Global Finance BV:
3.25%, 3/17/17	500	501,552
3.00%, 1/15/19	500	472,529
6.25%, 3/17/24	250	257,565
5.63%, 5/20/43	200	169,110
7.25%, 3/17/44	125	128,316
Petrobras International Finance Co.:
3.50%, 2/06/17	500	505,401
5.75%, 1/20/20	400	417,530
5.38%, 1/27/21	500	505,660
Petroleos Mexicanos:
3.50%, 7/18/18	350	363,125
4.88%, 1/24/22	400	418,000
3.50%, 1/30/23	400	376,400
6.50%, 6/02/41	300	328,500
5.50%, 6/27/44	200	193,000
6.38%, 1/23/45 (a)	250	269,687
Phillips 66, 5.88%, 5/01/42	100	115,693
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	153,166
Plains All American Pipeline LP / PAA Finance Corp.:
2.85%, 1/31/23	250	232,426
5.15%, 6/01/42	50	52,065
Plains Exploration & Production Co.:
6.13%, 6/15/19	250	275,937
6.50%, 11/15/20	250	275,312
Rowan Cos., Inc.:
4.75%, 1/15/24	50	50,594
5.40%, 12/01/42	100	95,427
Shell International Finance BV:
3.10%, 6/28/15	150	154,949
0.63%, 12/04/15	1,050	1,050,728
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (concluded):
4.38%, 3/25/20	$100	$109,759
6.38%, 12/15/38	50	64,456
5.50%, 3/25/40	50	58,498
4.55%, 8/12/43	200	206,719
Southwestern Energy Co., 4.10%, 3/15/22	100	102,771
Spectra Energy Capital LLC, 3.30%, 3/15/23	500	454,310
Spectra Energy Partners LP, 4.75%, 3/15/24	250	263,427
Statoil ASA:
1.95%, 11/08/18	250	250,201
2.65%, 1/15/24	500	467,630
3.70%, 3/01/24	250	254,689
5.10%, 8/17/40	100	110,256
Suncor Energy, Inc.:
6.10%, 6/01/18	200	231,006
6.50%, 6/15/38	250	308,932
Sunoco Logistics Partners Operations LP, 4.95%, 1/15/43	250	236,920
Talisman Energy, Inc.:
3.75%, 2/01/21	300	298,302
5.50%, 5/15/42	50	49,530
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	100	116,611
Total Capital Canada Ltd., 2.75%, 7/15/23	150	141,894
Total Capital International SA:
0.75%, 1/25/16	400	401,150
1.50%, 2/17/17	100	101,501
2.13%, 1/10/19	350	350,684
TransCanada PipeLines Ltd.:
3.75%, 10/16/23	350	352,670
4.63%, 3/01/34	250	255,526
6.20%, 10/15/37	200	243,213
5.00%, 10/16/43	150	157,488
Valero Energy Corp.:
6.13%, 2/01/20	150	174,176
6.63%, 6/15/37	100	120,349
Weatherford International Ltd.:
6.00%, 3/15/18	150	168,956
9.63%, 3/01/19	250	324,546
5.13%, 9/15/20	50	54,409
5.95%, 4/15/42	100	107,744
The Williams Cos., Inc.:
7.88%, 9/01/21	31	36,832
3.70%, 1/15/23	100	90,748
Williams Partners LP:
4.00%, 11/15/21	250	254,192

76	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP (concluded):
4.30%, 3/04/24	$250	$251,109

		32,076,736
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	50,240
Georgia-Pacific LLC, 8.88%, 5/15/31	25	36,400
International Paper Co.:
7.95%, 6/15/18	475	580,948
7.50%, 8/15/21	100	125,812
Westvaco Corp., 8.20%, 1/15/30	100	124,868

		918,268
Personal Products — 0.1%
Avon Products, Inc., 4.60%, 3/15/20	250	254,138
Colgate-Palmolive Co., 3.25%, 3/15/24	250	246,966

		501,104
Pharmaceuticals — 0.9%
AbbVie, Inc.:
1.75%, 11/06/17	300	300,948
2.00%, 11/06/18	150	148,751
2.90%, 11/06/22	300	288,804
4.40%, 11/06/42	50	48,914
Actavis, Inc. (FKA Watson Pharmaceuticals, Inc.), 3.25%, 10/01/22	150	143,801
Allergan, Inc., 1.35%, 3/15/18	250	244,496
AstraZeneca PLC:
5.90%, 9/15/17	100	114,962
1.95%, 9/18/19	500	488,513
6.45%, 9/15/37	100	125,600
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	245,344
2.00%, 8/01/22	250	227,280
4.50%, 3/01/44	200	201,098
Eli Lilly & Co.:
1.95%, 3/15/19	250	247,991
5.50%, 3/15/27	50	58,493
4.65%, 6/15/44	200	205,961
GlaxoSmithKline Capital PLC:
0.75%, 5/08/15	150	150,640
2.85%, 5/08/22	150	146,442
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	250	250,048
5.65%, 5/15/18	100	114,730
2.80%, 3/18/23	250	239,725
6.38%, 5/15/38	50	63,655
Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Johnson & Johnson:
2.15%, 5/15/16	$100	$103,191
4.38%, 12/05/33	250	262,249
4.50%, 9/01/40	100	103,521
Merck & Co., Inc.:
1.30%, 5/18/18	500	488,899
3.88%, 1/15/21	250	266,739
5.95%, 12/01/28	100	120,544
4.15%, 5/18/43	250	239,544
Mylan, Inc.:
1.80%, 6/24/16	250	253,502
4.20%, 11/29/23	250	250,878
Novartis Capital Corp.:
4.40%, 4/24/20	100	109,843
3.40%, 5/06/24	650	649,213
Pfizer, Inc.:
1.50%, 6/15/18	500	492,925
7.20%, 3/15/39	200	277,586
4.30%, 6/15/43	250	246,869
Quest Diagnostics, Inc., 4.25%, 4/01/24	250	248,494
Sanofi, 1.25%, 4/10/18	250	244,582
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/16	200	206,652
2.95%, 12/18/22	150	139,407
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	250	266,875
Zoetis, Inc.:
1.15%, 2/01/16	150	150,596
4.70%, 2/01/43	150	148,447

		9,326,752
Real Estate — 0.3%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (a)	250	250,074
AvalonBay Communities, Inc., 2.95%, 9/15/22	100	95,058
Boston Properties LP:
3.70%, 11/15/18	200	212,156
3.13%, 9/01/23	250	234,583
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	245,505
Duke Realty LP, 3.63%, 4/15/23	250	237,576
Host Hotels & Resorts LP, 5.25%, 3/15/22	250	272,019
Liberty Property LP, 4.40%, 2/15/24	250	254,230
Simon Property Group LP:
5.25%, 12/01/16	50	55,030
2.80%, 1/30/17	100	104,230

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	77

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate (concluded)
Simon Property Group LP (concluded):
2.15%, 9/15/17	$250	$255,463
3.38%, 3/15/22	100	101,089
2.75%, 2/01/23	250	237,059
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	243,344
4.25%, 3/01/22	100	103,814

		2,901,230
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.40%, 2/15/19	250	256,184
5.05%, 9/01/20	25	26,908
4.70%, 3/15/22	100	104,486
3.50%, 1/31/23	150	141,846
DDR Corp., 4.63%, 7/15/22	100	104,786
ERP Operating LP, 4.75%, 7/15/20	100	109,523
HCP, Inc.:
6.00%, 1/30/17	100	112,491
3.15%, 8/01/22	100	95,639
4.25%, 11/15/23	250	255,541
Health Care REIT, Inc.:
4.13%, 4/01/19	200	211,896
5.25%, 1/15/22	50	55,075
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	142,747
Hospitality Properties Trust, 5.00%, 8/15/22	200	207,972
Mid-America Apartments LP, 4.30%, 10/15/23	200	201,768
ProLogis LP, 6.63%, 5/15/18	133	154,754
Realty Income Corp., 4.65%, 8/01/23	250	261,599
Weyerhaeuser Co., 7.38%, 3/15/32	350	449,870

		2,893,085
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	250	235,955
3.75%, 4/01/24	50	50,144
5.40%, 6/01/41	50	55,122
4.40%, 3/15/42	150	142,230
4.45%, 3/15/43	200	190,728
4.90%, 4/01/44	250	257,684
Canadian National Railway Co.:
1.45%, 12/15/16	50	50,557
3.50%, 11/15/42	100	85,924
Canadian Pacific Railway Ltd., 5.75%, 1/15/42	25	28,978
Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
CSX Corp.:
3.70%, 10/30/20	$100	$103,473
3.70%, 11/01/23	300	297,023
4.75%, 5/30/42	100	101,760
Norfolk Southern Corp.:
7.70%, 5/15/17	150	177,813
3.00%, 4/01/22	250	243,489
3.85%, 1/15/24	250	253,889
3.95%, 10/01/42	100	90,382
Union Pacific Corp.:
4.16%, 7/15/22	100	105,724
2.75%, 4/15/23	200	187,218
4.30%, 6/15/42	50	48,130

		2,706,223
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	50	56,633
Intel Corp.:
1.35%, 12/15/17	300	297,968
2.70%, 12/15/22	200	190,919
4.80%, 10/01/41	50	51,662
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	94,797
Seagate HDD Cayman (a):
3.75%, 11/15/18	125	128,750
4.75%, 6/01/23	250	246,875
Xilinx, Inc., 3.00%, 3/15/21	75	74,374

		1,141,978
Software — 0.2%
Autodesk, Inc., 1.95%, 12/15/17	75	75,216
CA, Inc., 4.50%, 8/15/23	170	176,119
Microsoft Corp.:
1.63%, 12/06/18	250	248,139
3.00%, 10/01/20	50	51,485
5.30%, 2/08/41	100	113,132
3.75%, 5/01/43	150	134,404
Oracle Corp.:
1.20%, 10/15/17	750	744,105
5.75%, 4/15/18	150	172,688
3.88%, 7/15/20	100	106,618
3.63%, 7/15/23	250	253,155
5.38%, 7/15/40	150	169,697
Symantec Corp., 2.75%, 6/15/17	150	154,166

		2,398,924
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	256,084
AutoZone, Inc.:
3.70%, 4/15/22	50	50,154
3.13%, 7/15/23	250	234,567

78	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
The Home Depot, Inc.:
4.40%, 4/01/21	$150	$164,905
3.75%, 2/15/24	350	357,540
5.88%, 12/16/36	100	120,450
4.20%, 4/01/43	250	241,612
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	202,580
4.63%, 4/15/20	100	110,040
3.12%, 4/15/22	100	99,616
4.65%, 4/15/42	250	252,482
5.00%, 9/15/43	150	159,144
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	11	12,236
3.88%, 1/15/22	300	309,310
4.38%, 9/01/23	200	207,036
QVC, Inc., 5.13%, 7/02/22	250	259,351
Staples, Inc., 2.75%, 1/12/18	150	151,677

		3,188,784
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	102,912
Tobacco — 0.3%
Altria Group, Inc.:
9.70%, 11/10/18	187	245,459
9.25%, 8/06/19	45	59,379
2.85%, 8/09/22	250	234,601
4.00%, 1/31/24	500	500,947
10.20%, 2/06/39	33	54,154
4.50%, 5/02/43	150	137,787
5.38%, 1/31/44	70	73,178
Lorillard Tobacco Co.:
6.88%, 5/01/20	250	292,373
3.75%, 5/20/23	250	235,640
Philip Morris International, Inc.:
1.13%, 8/21/17	250	247,744
1.88%, 1/15/19	250	246,753
4.13%, 5/17/21	50	54,000
2.63%, 3/06/23	250	233,638
4.50%, 3/20/42	50	48,939
3.88%, 8/21/42	100	87,764
4.13%, 3/04/43	200	183,805
Reynolds American, Inc.:
4.75%, 11/01/42	150	140,302
6.15%, 9/15/43	150	169,236

		3,245,699
Trading Companies & Distributors — 0.0%
GATX Corp., 2.38%, 7/30/18	150	149,652
Transportation Infrastructure — 0.1%
Ryder System, Inc.:
2.50%, 3/01/17	150	153,304
Corporate Bonds	Par (000)	Value
Transportation Infrastructure (concluded)
Ryder System, Inc. (concluded):
2.35%, 2/26/19	$500	$494,247

		647,551
Water Utilities — 0.0%
United Utilities PLC, 5.38%, 2/01/19	50	53,941
Wireless Telecommunication Services — 0.3%
America Movil SAB de C.V.:
2.38%, 9/08/16	500	514,500
5.00%, 3/30/20	700	766,943
4.38%, 7/16/42	100	88,434
Rogers Communications, Inc.:
3.00%, 3/15/23	150	140,918
5.00%, 3/15/44	250	251,695
Vodafone Group PLC:
1.63%, 3/20/17	250	252,655
1.50%, 2/19/18	500	491,605
7.88%, 2/15/30	100	133,790
4.38%, 2/19/43	200	180,261

		2,820,801
Total Corporate Bonds — 24.9%		265,186,170

Foreign Agency Obligations
Brazilian Government International Bond:
8.00%, 1/15/18	111	124,028
5.88%, 1/15/19	250	281,250
4.88%, 1/22/21	650	690,950
2.63%, 1/05/23	750	663,750
4.25%, 1/07/25	500	483,750
5.63%, 1/07/41	300	303,900
Canada Government International Bond, 1.63%, 2/27/19	500	496,699
Colombia Government International Bond:
4.38%, 7/12/21	250	260,000
2.63%, 3/15/23	250	225,000
4.00%, 2/26/24	250	247,500
7.38%, 9/18/37	100	128,000
5.63%, 2/26/44	200	208,800
Council Of Europe Development Bank, 1.00%, 3/07/18	250	245,258
European Bank for Reconstruction & Development, 1.00%, 2/16/17	250	250,343
European Investment Bank:
1.00%, 7/15/15	500	504,490
0.63%, 4/15/16	1,250	1,252,625
2.50%, 5/16/16	100	104,044

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	79

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
European Investment Bank (concluded):
5.13%, 9/13/16	$225	$248,688
1.25%, 10/14/16	100	101,102
1.75%, 3/15/17	500	511,140
0.88%, 4/18/17	1,000	995,852
1.63%, 6/15/17	500	507,610
1.00%, 3/15/18	250	245,373
1.00%, 6/15/18	250	243,973
1.88%, 3/15/19	500	498,050
Hydro-Quebec, 2.00%, 6/30/16	350	359,626
Inter-American Development Bank:
1.38%, 10/18/16	250	253,537
0.88%, 3/15/18	1,000	975,899
International Bank for Reconstruction & Development:
2.38%, 5/26/15	500	512,305
0.50%, 4/15/16	750	749,866
1.00%, 9/15/16	75	75,531
Series GDIF, 0.50%, 5/16/16	1,000	998,959
International Finance Corp., 0.50%, 5/15/15	500	500,110
Israel Government International Bond:
3.15%, 6/30/23	250	242,125
4.50%, 1/30/43	200	185,280
Italian Republic:
6.88%, 9/27/23	100	121,270
5.38%, 6/15/33	250	275,732
Japan Bank for International Cooperation, 2.13%, 2/07/19	200	201,116
KFW:
1.25%, 10/26/15	250	253,350
2.63%, 2/16/16	100	104,009
1.25%, 2/15/17	750	756,166
0.75%, 3/17/17	1,000	993,340
Kreditanstalt für Wiederaufbau, 2.75%, 10/01/20	500	509,080
Mexico Government International Bond:
5.63%, 1/15/17	500	556,250
5.95%, 3/19/19	350	406,875
8.13%, 12/30/19	100	134,000
5.13%, 1/15/20	100	111,250
3.63%, 3/15/22	500	500,500
4.00%, 10/02/23	350	353,500
6.75%, 9/27/34	150	183,000
4.75%, 3/08/44	450	427,500
5.55%, 1/21/45	525	557,812
Nordic Investment Bank, 0.50%, 4/14/16	500	499,670
Panama Government International Bond:
5.20%, 1/30/20	350	387,450
6.70%, 1/26/36	100	117,500
Foreign Agency Obligations	Par (000)	Value
Peruvian Government International Bond, 8.75%, 11/21/33	$191	$278,860
Philippine Government International Bond:
4.00%, 1/15/21	500	525,625
4.20%, 1/21/24	500	516,250
7.75%, 1/14/31	500	683,750
Poland Government International Bond:
3.88%, 7/16/15	100	104,000
6.38%, 7/15/19	250	293,312
3.00%, 3/17/23	200	187,000
4.00%, 1/22/24	250	251,313
Province of British Columbia Canada, 2.85%, 6/15/15	150	154,599
Province of Nova Scotia Canada, 2.38%, 7/21/15	200	204,830
Province of Ontario Canada:
2.30%, 5/10/16	100	103,456
1.20%, 2/14/18	750	739,380
2.00%, 9/27/18	500	503,155
4.40%, 4/14/20	200	220,899
Province of Quebec Canada:
5.00%, 3/01/16	350	379,550
2.63%, 2/13/23	250	236,670
Republic of Korea, 3.88%, 9/11/23	250	262,188
South Africa Government International Bond:
4.67%, 1/17/24	200	198,000
5.88%, 9/16/25	350	376,250
Svensk Exportkredit AB, 2.13%, 7/13/16	200	206,096
Turkey Government International Bond:
7.50%, 11/07/19	500	572,750
3.25%, 3/23/23	750	655,875
5.75%, 3/22/24	450	465,525
6.88%, 3/17/36	250	271,000
6.00%, 1/14/41	500	491,250
Uruguay Government International Bond:
8.00%, 11/18/22	150	190,125
4.50%, 8/14/24	250	256,250

Total Foreign Agency Obligations — 3.0%		31,452,741

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	205,152

80	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Bay Area Toll Authority, RB, Build America Bonds Series S-1:
6.92%, 4/01/40	$100	$131,473
San Francisco Toll Bridge, 7.04%, 4/01/50	100	135,759
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	100	119,212
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	46,985
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	133,617
City of New York New York, GO, 5.97%, 3/01/36	100	118,922
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	117,022
City Public Service Board of San Antonio, RB, 4.43%, 2/01/42	100	101,460
Commonwealth of Massachusetts, GO, 5.46%, 12/01/39	100	115,632
Commonwealth of Pennsylvania, GO, 4.65%, 2/15/26	100	107,859
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	100	106,659
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	160	175,342
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	122,207
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	99,630
Illinois State Toll Highway Authority, RB, 5.85%, 12/01/34	100	117,006
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	97,376
Los Angeles Community College District, GO, 6.75%, 8/01/49	50	68,234
Los Angeles County Metropolitan Transportation Authority, RB, 5.74%, 6/01/39	100	116,639
Los Angeles Department of Water & Power, RB:
5.72%, 7/01/39	100	117,275
Municipal Bonds	Par (000)	Value
Los Angeles Department of Water & Power, RB (concluded):
6.60%, 7/01/50	$90	$121,174
Los Angeles Unified School District, GO, 6.76%, 7/01/34	150	195,748
Massachusetts School Building Authority, RB, 5.72%, 8/15/39	100	116,525
Metropolitan Transportation Authority, RB:
5.87%, 11/15/39	100	117,443
Build America Bonds, Series C-1, 6.69%, 11/15/40	50	64,002
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.72%, 12/01/38	150	170,287
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	125	142,500
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	256,776
New Jersey State Turnpike Authority, RB, Build America Bonds, Series F, 7.41%, 1/01/40	200	280,768
New York City Water & Sewer System, RB, 5.95%, 6/15/42	115	140,045
New York State Dormitory Authority, RB, 5.43%, 3/15/39	135	151,014
North Texas Tollway Authority, RB, 6.72%, 1/01/49	50	66,131
Ohio State University, RB, 4.91%, 6/01/40	100	108,754
Ohio State Water Development Authority, RB, 4.88%, 12/01/34	100	107,870
Port Authority of New York & New Jersey, RB, 5.86%, 12/01/24	100	119,270
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	120	112,096
San Diego County Water Authority, RB, 6.14%, 5/01/49	100	125,923
Santa Clara Valley Transportation Authority, RB, 5.88%, 4/01/32	100	116,448
State of California, GO:
7.50%, 4/01/34	145	196,118
7.35%, 11/01/39	100	135,141
Build America Bonds, Various Purpose, 7.55%, 4/01/39	675	941,085
Build America Bonds, Various Purpose, 7.60%, 11/01/40	200	281,666
State of Connecticut, GO, 5.09%, 10/01/30	150	156,714

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	81

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
State of Illinois, GO:
5.67%, 3/01/18	$200	$216,310
Pension, 5.10%, 6/01/33	1,000	987,350
State of Oregon, GO, 5.76%, 6/01/23	100	115,564
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	100	119,567
State of Washington, GO, Series D, 5.48%, 8/01/39	100	115,564
Texas Transportation Commission, RB, 5.18%, 4/01/30	100	115,106
University of California, RB, Series H, 6.55%, 5/15/48	50	62,591
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31	150	161,367
University of Virginia, RB, 6.20%, 9/01/39	140	181,910
Virginia Commonwealth Transportation Board, RB, 5.35%, 5/15/35	75	82,453

Total Municipal Bonds — 0.8%		8,734,741

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.7%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-2, Class A4, 1.00%, 4/10/49 (d)	1,500	1,656,745
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A4, 5.20%, 12/11/38	1,350	1,473,166
Series 2007-PW16, Class AM, 5.72%, 6/11/40 (d)	700	780,388
Series 2007-T26, Class A4, 5.47%, 1/12/45 (d)	1,300	1,436,388
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	600	656,647
Commercial Mortgage Trust (d):
Series 2006-C7, Class AM, 5.79%, 6/10/46	750	807,222
Series 2013-CR9, Class A4, 4.24%, 7/10/45	700	740,683
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C4, Class A3, 5.47%, 9/15/39	929	1,006,815
Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A, 4.97%, 7/10/45 (d)	$1,000	$1,044,253
Greenwich Capital Commercial Funding Corp., Class A4:
Series 2007-GG11, 5.74%, 12/10/49	350	389,835
Series 2007-GG9, 5.44%, 3/10/39	1,200	1,314,647
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	238,690
GS Mortgage Securities Trust (d):
Series 2006-GG6, Class AM, 5.61%, 4/10/38	500	536,939
Series 2007-GG10, Class A4, 5.82%, 8/10/45	273	303,135
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	900	982,593
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	689,575
Series 2013-C16, Class A2, 3.07%, 12/15/46	850	879,953
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class A3, 5.17%, 12/12/49	512	551,234
Series 2007-9, Class AM, 5.86%, 9/12/49 (d)	675	754,910
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (d)	1,500	1,658,046
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/46 (d)	200	210,458
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	500	484,951

Total Non-Agency Mortgage-Backed Securities — 1.7%		18,597,273

US Government Sponsored Agency Securities
Agency Obligations — 3.8%
Fannie Mae:
0.38%, 12/21/15	4,000	4,002,332
0.50%, 7/02/15 — 3/30/16	5,000	5,009,119
0.88%, 12/20/17 — 5/21/18	4,328	4,236,664
1.13%, 4/27/17	2,310	2,321,585
1.63%, 10/26/15	350	357,167
2.38%, 7/28/15	600	616,981

82	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (concluded)
Fannie Mae (concluded):
6.63%, 11/15/30	$149	$204,739
7.25%, 5/15/30	550	792,906
Federal Home Loan Bank:
0.63%, 12/28/16	5,000	4,972,995
5.50%, 7/15/36	100	122,132
Federal Home Loan Mortgage Corp., 0.85%, 11/28/16	800	798,334
Financing Corp., 8.60%, 9/26/19	200	261,726
Freddie Mac:
0.50%, 5/13/16	5,000	4,999,300
0.88%, 3/07/18	1,500	1,469,223
1.25%, 10/02/19	2,200	2,107,178
1.75%, 9/10/15 — 5/30/19	1,920	1,948,158
2.00%, 8/25/16	750	774,350
2.38%, 1/13/22	2,630	2,576,051
4.88%, 6/13/18	250	284,453
6.25%, 7/15/32	550	734,126
6.75%, 3/15/31	500	696,097
Tennessee Valley Authority:
3.50%, 12/15/42	140	119,739
6.25%, 12/15/17	400	469,406

		39,874,761
Mortgage-Backed Securities — 29.7%
Fannie Mae Mortgage-Backed Securities:
0.75%, 11/25/16	1,700	1,693,440
1.93%, 4/01/43 (d)	509	513,927
1.95%, 5/01/43 (d)	1,241	1,257,893
2.09%, 6/01/43 (d)	996	996,557
2.49%, 8/01/42 (d)	373	380,227
2.50%, 9/01/28 — 4/01/44 (f)	13,239	13,118,474
2.79%, 8/01/41 (d)	143	149,618
3.00%, 1/01/27 — 4/01/44 (f)	39,548	38,755,538
3.16%, 11/01/40 (d)	68	71,516
3.50%, 2/01/26 — 4/01/44 (f)	32,737	33,287,324
4.00%, 10/01/25 — 4/01/44 (f)	29,192	30,426,551
4.50%, 5/01/24 — 4/01/44 (f)	21,449	22,870,794
5.00%, 1/01/19 — 4/01/44 (f)	19,652	21,385,203
5.50%, 6/01/25 — 4/01/44 (f)	8,543	9,395,381
6.00%, 3/01/34 — 4/01/44 (f)	10,341	11,531,013
6.50%, 7/01/32	279	315,141
7.00%, 2/01/32	65	72,425
Freddie Mac Mortgage-Backed Securities:
1.80%, 6/01/43 (d)	251	252,250
2.50%, 4/01/29 (f)	6,000	5,997,188
3.00%, 3/01/27 — 4/01/44 (f)	15,883	15,653,388
3.26%, 8/01/41 (d)	88	92,573
3.50%, 4/01/29 — 4/01/44 (f)	14,985	15,203,593
3.62%, 9/01/40 (d)	103	109,610
US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
4.00%, 5/01/19 — 4/01/44 (f)	$13,284	$13,832,988
4.50%, 4/01/18 — 4/01/44 (f)	10,364	11,053,493
5.00%, 10/01/18 — 4/01/44 (f)	2,540	2,757,525
5.50%, 6/01/35 — 4/01/44 (f)	2,976	3,277,411
6.50%, 6/01/31	107	120,041
8.00%, 12/01/24	255	284,958
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 — 4/01/44 (f)	9,178	9,024,385
3.50%, 9/20/42 — 4/01/44 (f)	18,986	19,386,727
4.00%, 3/15/41 — 4/01/44 (f)	11,059	11,617,712
4.50%, 7/15/39 — 4/01/44 (f)	10,751	11,596,251
5.00%, 11/15/39 — 4/01/44 (f)	6,536	7,142,316
5.50%, 12/15/32 — 7/20/40	998	1,104,811
6.00%, 3/15/35 — 10/20/38	642	729,588
6.50%, 9/15/36	289	338,141
7.50%, 12/15/23	262	295,660

		316,091,631
Total US Government Sponsored Agency Securities — 33.5%		355,966,392

US Treasury Obligations
US Treasury Bonds:
8.75%, 5/15/17	2,100	2,602,030
8.75%, 5/15/20	500	694,727
8.75%, 8/15/20	400	559,625
6.25%, 8/15/23	50	65,266
7.63%, 2/15/25	375	547,383
6.50%, 11/15/26	400	550,875
6.13%, 11/15/27	2,080	2,800,849
6.25%, 5/15/30	6,600	9,159,559
5.38%, 2/15/31	1,000	1,279,219
4.50%, 2/15/36	2,466	2,894,467
5.00%, 5/15/37	3,800	4,772,564
4.38%, 2/15/38	2,500	2,881,640
4.50%, 5/15/38	1,000	1,174,062
3.50%, 2/15/39	5,300	5,316,562
4.25%, 5/15/39	275	311,309
4.38%, 11/15/39	300	346,313
4.63%, 2/15/40	730	875,201
4.38%, 5/15/40	250	288,711
3.88%, 8/15/40	360	383,738
4.25%, 11/15/40	1,428	1,617,656
4.75%, 2/15/41	200	244,688
4.38%, 5/15/41	610	705,122
3.75%, 8/15/41	1,550	1,614,906

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	83

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bonds (concluded):
3.13%, 11/15/41	$400	$370,750
3.13%, 2/15/42	3,850	3,563,656
3.00%, 5/15/42	480	432,750
2.75%, 8/15/42	750	640,313
2.75%, 11/15/42	4,200	3,578,530
3.13%, 2/15/43	3,050	2,806,952
2.88%, 5/15/43	250	218,203
3.63%, 8/15/43	2,500	2,530,470
3.75%, 11/15/43	2,700	2,795,342
3.63%, 2/15/44	1,500	1,517,276
US Treasury Notes:
0.25%, 5/15/15	17,250	17,268,871
1.88%, 6/30/15	1,000	1,021,133
1.75%, 7/31/15	750	765,615
0.25%, 8/15/15	2,000	2,001,640
0.25%, 9/15/15	1,500	1,500,587
0.25%, 9/30/15	2,000	2,000,782
1.25%, 9/30/15	6,400	6,497,248
4.50%, 11/15/15	6,500	6,942,559
0.38%, 1/15/16	1,800	1,800,914
0.38%, 1/31/16	6,000	6,001,872
2.00%, 1/31/16	5,400	5,561,158
4.50%, 2/15/16	1,200	1,292,626
0.25%, 2/29/16	3,000	2,992,032
2.13%, 2/29/16	8,100	8,367,365
0.38%, 3/15/16	2,500	2,498,242
0.25%, 4/15/16	1,000	995,859
2.00%, 4/30/16	1,679	1,731,993
2.63%, 4/30/16	5,000	5,223,440
5.13%, 5/15/16	8,000	8,782,496
1.75%, 5/31/16	8,000	8,212,496
0.50%, 6/15/16	7,000	6,995,625
1.50%, 6/30/16	500	510,469
1.50%, 7/31/16	10,050	10,262,779
0.63%, 8/15/16	5,500	5,501,716
0.63%, 10/15/16	7,000	6,988,513
4.63%, 11/15/16	250	275,391
2.75%, 11/30/16	5,135	5,405,789
0.63%, 12/15/16	4,000	3,984,688
0.88%, 12/31/16	9,750	9,772,854
3.25%, 12/31/16	4,500	4,800,586
0.88%, 1/31/17	7,600	7,609,500
0.63%, 2/15/17 (e)	7,700	7,651,274
4.63%, 2/15/17	650	719,672
0.88%, 2/28/17	2,950	2,950,230
1.00%, 3/31/17	5,000	5,013,689
0.63%, 5/31/17	13,500	13,343,913
2.50%, 6/30/17	2,290	2,396,627
0.50%, 7/31/17	900	882,773
4.75%, 8/15/17	1,300	1,457,625
1.88%, 8/31/17	370	379,365
1.88%, 9/30/17	8,300	8,502,312
2.63%, 1/31/18	2,000	2,099,376
US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded):
0.75%, 2/28/18	$4,500	$4,396,288
2.75%, 2/28/18	1,300	1,370,383
0.63%, 4/30/18	1,500	1,453,008
4.00%, 8/15/18	500	553,360
1.38%, 9/30/18	2,400	2,378,438
1.25%, 10/31/18	700	688,843
1.75%, 10/31/18	250	251,641
1.38%, 12/31/18	1,030	1,016,804
1.50%, 12/31/18	4,815	4,778,887
1.25%, 1/31/19	6,400	6,270,003
1.25%, 4/30/19	2,800	2,728,905
1.13%, 5/31/19	1,880	1,816,550
0.88%, 7/31/19	1,500	1,424,180
1.00%, 8/31/19	2,300	2,194,343
1.25%, 10/31/19	600	578,531
3.38%, 11/15/19	1,100	1,186,195
1.00%, 11/30/19	8,895	8,430,094
1.13%, 12/31/19	4,750	4,525,857
1.38%, 1/31/20	11,000	10,611,568
3.63%, 2/15/20	500	545,625
1.25%, 2/29/20	6,200	5,924,391
1.13%, 3/31/20	1,500	1,420,313
1.13%, 4/30/20	2,700	2,551,289
1.38%, 5/31/20	4,400	4,214,373
2.00%, 7/31/20	3,500	3,472,381
2.63%, 8/15/20	750	771,269
2.13%, 8/31/20	4,000	3,988,752
1.75%, 10/31/20	500	485,469
2.00%, 11/30/20	8,300	8,175,500
2.38%, 12/31/20	1,500	1,511,718
2.13%, 1/31/21	1,500	1,485,351
3.63%, 2/15/21	2,310	2,512,846
2.00%, 2/28/21	4,000	3,925,016
2.13%, 8/15/21	450	442,230
2.00%, 11/15/21	2,050	1,989,140
1.75%, 5/15/22	900	849,235
1.63%, 11/15/22	1,000	925,391
2.00%, 2/15/23	1,100	1,046,118
1.75%, 5/15/23	1,000	926,406
2.75%, 11/15/23	2,500	2,511,327

Total US Treasury Obligations — 34.4%		365,432,426

84	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Preferred Securities — 0.0%	Par (000)	Value
Capital Trusts — 0.0%
The Chubb Corp., 6.00%, 5/11/37	$50	$61,064
UBS Preferred Funding Trust V (d)(g)	150	160,125
Total Preferred Securities — 0.0%		221,189
Total Long-Term Investments (Cost — $1,052,987,979) — 98.7%		1,049,406,473

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(h)(i)	237,750,507	237,750,507
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(h)(i)	545,032	545,032

Total Short-Term Securities (Cost — $238,295,539) — 22.4%		238,295,539
Total Investments Before TBA Sale Commitments (Cost — $1,291,283,518*) — 121.1%		1,287,702,012
TBA Sale Commitments (f)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.50%, 4/01/29	$2,500	$(2,619,922)
5.00%, 4/01/29 — 04/01/44	2,000	(2,148,320)
5.50%, 4/01/29	1,000	(1,061,563)
6.00%, 4/01/44	1,000	(1,114,922)

Total TBA Sale Commitments (Proceeds — $6,944,727) — (0.6) %		(6,944,727)
Total Investments, Net of TBA Sale Commitments — 120.5%		1,280,757,285
Liabilities in Excess of Other Assets — (20.5)%		(217,806,679)

Net Assets — 100.0%		$1,062,950,606

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,291,303,128

Gross unrealized appreciation	$8,382,410
Gross unrealized depreciation	(11,983,526)

Net unrealized depreciation	$(3,601,116)

Notes to Schedule of investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2013	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at March 31, 2014	Value at March 31, 2014	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	33,770,973	203,979,534	[1]	—	237,750,507	$237,750,507	$77,686
BlackRock Cash Funds: Prime, SL Agency Shares	357,052,651	—		(356,507,619)[2]	545,032	$545,032	$29,698
PNC Bank NA, 2.95%, 1/30/23	250	—		—	250	$237,356	$1,844
PNC Funding Corp., 5.63%, 2/01/17	150	—		—	150	$166,057	$1,238
PNC Funding Corp., 3.30%, 3/08/22	150	—		—	150	$150,987	$2,109

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	85

Schedule of Investments (continued)	Bond Index Master Portfolio

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security, or a portion of security, is on loan.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation/Depreciation
Barclay’s Capital, Inc.	$15,914,656	$(84,027)
BNP Paribas S.A.	$5,339,617	$(21,164)
Citigroup Global Markets, Inc.	$3,150,595	$(1,561)
Credit Suisse Securities (USA) LLC	$37,927,250	$(95,238)
Deutsche Bank Securities, Inc.	$31,462,186	$29,242
Goldman Sachs & Co.	$9,885,773	$(13,270)
J.P. Morgan Securities LLC	$24,592,902	$54,395
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,440,516	$(4,898)
Morgan Stanley & Co. LLC	$16,044,297	$22,555
Nomura Securities International, Inc.	$27,675,821	$65,965
RBS Securities, Inc.	$8,917,839	$(1,048)
Wells Fargo Securities, LLC	$21,184,672	$33,290

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	All or a portion of security was purchased with the cash collateral from loaned securities.

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

ARC	Auction Rate Certificates
COP	Certificates of Participation
EDA	Economic Development Authority
FKA	Formerly Known As
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust

86	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Bond Index Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,815,541	—	$3,815,541
Corporate Bonds	—	265,186,170	—	265,186,170
Foreign Agency Obligations	—	31,452,741	—	31,452,741
Municipal Bonds	—	8,734,741	—	8,734,741
Non-Agency Mortgage-Backed Securities	—	18,597,273	—	18,597,273
US Government Sponsored Agency Securities	—	355,966,392	—	355,966,392
US Treasury Obligations	—	365,432,426	—	365,432,426
Preferred Securities	—	221,189	—	221,189
Short-Term Securities:
Money Market Funds	$238,295,539	—	—	238,295,539
Liabilities:
Investments:
TBA Sale Commitments	—	(6,944,727)	—	(6,944,727)

Total	$238,295,539	$1,042,461,746	—	$1,280,757,285

[1]	See above Schedule of Investments for values in each sector and industry.

BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014	87

Schedule of Investments (concluded)	Bond Index Master Portfolio

The carry amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$760	—	—	$760
Liabilities:
Collateral on securities loaned at value	—	$(568,125)	—	(568,125)

Total	$760	$(568,125)	—	$(567,365)

There were no transfers between levels during the period ended March 31, 2014.

88	BOND INDEX MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Access Group, Inc., Class A2 (a):
Series 2005-1, 0.34%, 3/23/20	USD	1,762	$1,758,897
Series 2005-A, 0.46%, 4/27/26		1,811	1,801,676
Series 2007-1, 0.27%, 4/25/17		3,693	3,676,991
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.51%, 8/25/35		1,875	1,776,433
Series 2005-HE2, Class M3, 0.87%, 4/25/35		2,866	2,852,261
Series 2005-HE4, Class M2, 0.67%, 7/25/35		3,400	3,371,287
American Credit Acceptance Receivables Trust, Series 2014-1, Class A, 1.14%, 3/12/18 (b)		2,634	2,634,745
American Express Credit Account Master Trust, Class C (b):
Series 2005-2, 0.65%, 10/16/17 (a)		700	699,255
Series 2012-2, 1.29%, 3/15/18		3,230	3,235,924
AmeriCredit Automobile Receivables Trust:
Series 2010-1, Class C, 5.19%, 8/17/15		823	826,937
Series 2010-1, Class D, 6.65%, 7/17/17		1,500	1,511,211
Series 2010-4, Class D, 4.20%, 11/08/16		2,600	2,691,187
Series 2011-1, Class C, 2.85%, 8/08/16		2,820	2,857,390
Series 2011-2, Class D, 4.00%, 5/08/17		1,700	1,756,787
Series 2011-3, Class C, 2.86%, 1/09/17		1,900	1,930,341
Series 2012-5, Class B, 1.12%, 11/08/17		3,040	3,051,367
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, Series 2005-R6, Class A2, 0.35%, 8/25/35 (a)		198	196,242
Bank One Issuance Trust, Series 2004-C2, Class C2, 0.96%, 2/15/17 (a)		2,635	2,637,411
Bear Stearns Asset-Backed Securities I Trust (a):
Series 2004-BO1, Class 2A1, 0.47%, 10/25/34		572	571,540
Series 2006-HE1, Class 1A3, 0.48%, 12/25/35		3,565	3,508,566

Asset-Backed Securities		Par (000)	Value
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.40%, 11/25/37 (a)	USD	486	$481,303
Carfinance Capital Auto Trust, Class A (b):
Series 2013-1A, 1.65%, 7/17/17		2,024	2,031,536
Series 2013-2A, 1.75%, 11/15/17		2,625	2,631,899
Series 2014-1A, 1.46%, 12/17/18		4,300	4,270,708
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30		23	23,206
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.40%, 10/25/37 (a)(b)		6,569	6,547,145
Citigroup Mortgage Loan Trust, Series 2007-WFH2, Class A2, 0.30%, 3/25/37 (a)		215	215,177
Countrywide Asset-Backed Certificates (a):
Series 2005-4, Class MV1, 0.61%, 10/25/35		628	627,728
Series 2005-8, Class M1, 0.62%, 12/25/35		3,075	3,026,885
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)		1,165	1,213,558
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 0.42%, 10/25/36 (a)(b)		2,055	2,013,750
DT Auto Owner Trust, Series 2012-2A (b):
Class C, 2.72%, 4/17/17		2,300	2,313,448
Class D, 4.35%, 3/15/19		3,400	3,484,983
Exeter Automobile Receivables Trust (b):
Series 2013-1A, Class A, 1.29%, 10/16/17		2,680	2,684,014
Series 2013-1A, Class B, 2.41%, 5/15/18		2,300	2,320,084
Series 2014-1A, Class A, 1.29%, 5/15/18		13,780	13,797,752
First Franklin Mortgage Loan Trust (a):
Series 2004-FF10, Class A3, 0.69%, 9/25/34		43	43,414
Series 2005-FF2, Class M2, 0.81%, 3/25/35		1,080	1,078,537
Series 2005-FF4, Class M1, 0.58%, 5/25/35		3,194	3,179,960

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	89

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
First Franklin Mortgage Loan Trust (a) (concluded):
Series 2005-FF10, Class A4, 0.47%, 11/25/35	USD	1,171	$1,113,355
First Investors Auto Owner Trust, Class A2 (b):
Series 2013-1A, 0.90%, 10/15/18		2,424	2,426,705
Series 2013-3A, 0.89%, 9/15/17		1,800	1,802,124
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2012-T2, Class A2, 1.99%, 10/15/45		1,115	1,122,805
Series 2012-T2, Class B2, 2.48%, 10/15/45		100	100,940
Series 2012-T2, Class C2, 3.96%, 10/15/45		3,726	3,806,854
Series 2012-T2, Class D2, 4.94%, 10/15/45		870	890,706
Series 2013-T1, Class A2, 1.50%, 1/16/46		11,220	11,197,560
Series 2013-T1, Class D2, 3.23%, 1/16/46		1,810	1,824,480
Series 2013-T2, Class A2, 1.15%, 5/16/44		8,200	8,172,120
Series 2013-T2, Class C2, 1.84%, 5/16/44		1,000	997,800
Series 2013-T2, Class D2, 2.39%, 5/16/44		1,350	1,345,545
Series 2013-T4, Class C, 1.78%, 8/15/44		1,150	1,150,000
Series 2013-T6, Class A, 1.29%, 9/15/44		3,000	3,004,500
Series 2013-T6, Class C, 1.73%, 9/15/44		900	899,730
Series 2014-T1, Class A, 1.24%, 1/17/45		1,200	1,200,720
Series 2014-T1, Class B, 1.54%, 1/17/45		2,100	2,100,630
Series 2014-T1, Class C, 1.79%, 1/17/45		2,000	2,000,600
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)		4,500	4,027,851
Iowa Student Loan Liquidity Corp., Series 2005-1, Class A2, 0.33%, 3/25/22 (a)		8,023	6,406,963
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M3, 0.87%, 9/25/35 (a)		314	309,758

Asset-Backed Securities		Par (000)	Value
JPMorgan Mortgage Acquisition Corp. (a):
Series 2005-OPT2, Class A1B, 0.44%, 12/25/35	USD	1,330	$1,290,450
Series 2007-CH1, Class AV4, 0.28%, 11/25/36		1,237	1,224,847
KeyCorp Student Loan Trust, Class 2A3 (a):
Series 2005-A, 0.46%, 9/28/26		1,107	1,107,304
Series 2006-A, 0.42%, 6/27/29		9,446	9,324,449
MASTR Asset-Backed Securities Trust, Series 2006-FRE1, Class A3, 0.33%, 12/25/35 (a)		682	679,648
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE3, Class M2, 0.93%, 7/25/35 (a)		809	805,219
The National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.49%, 6/25/27		2,900	2,825,339
Series 2005-2, Class A3, 0.34%, 2/25/28		4,163	4,087,079
Series 2005-3, Class A3, 0.39%, 7/25/28		7,109	7,007,508
Series 2005-3, Class A4, 0.43%, 4/25/29		2,258	2,150,311
Series 2006-1, Class A3, 0.34%, 5/25/26		935	922,086
Series 2006-2, Class A2, 0.30%, 7/25/26		9,022	8,880,708
Series 2007-4, Class A2A3, 3.70%, 12/26/25		1,950	1,939,893
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 1.00%, 2/15/45 (b)		1,650	1,646,106
Nationstar Mortgage Advance Receivables Trust, Series 2013-T2A, Class A2, 1.68%, 6/20/46 (b)		4,770	4,747,629
New Residential Advance Receivables Trust, Series 2014-T1 (b):
Class A1, 1.27%, 3/15/45		3,700	3,700,252
Class B1, 1.67%, 3/15/45		1,300	1,300,057
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class A3, 0.29%, 3/25/36 (a)		826	823,286
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)		4,000	4,000,000

90	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (a):
Series 2004-MHQ1, Class M1, 1.20%, 12/25/34	USD	144	$143,787
Series 2004-WWF1, Class M2, 1.17%, 12/25/34		1,787	1,783,522
Series 2005-WCW3, Class A2C, 0.53%, 8/25/35		4,050	3,963,570
RAMP Trust (a):
Series 2005-RS6, Class M1, 0.65%, 6/25/35		3,582	3,524,228
Series 2005-RZ4, Class A2, 0.41%, 11/25/35		225	224,243
RASC Trust, Series 2005-AHL3, Class A2, 0.39%, 11/25/35 (a)		3,215	3,121,025
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (b)		8,688	8,725,216
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		993	1,005,318
Series 2010-3, Class C, 3.06%, 11/15/17		4,130	4,204,681
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		4,459	4,481,143
Series 2011-1, Class C, 3.11%, 5/16/16		5,000	5,068,260
Series 2011-1, Class D, 4.01%, 2/15/17		14,720	15,242,619
Series 2011-3, Class B, 2.50%, 12/15/15		386	386,883
Series 2011-3, Class D, 4.23%, 5/15/17		3,900	4,086,833
Series 2011-4, Class C, 3.82%, 8/15/17		3,490	3,579,731
Series 2011-4, Class D, 4.74%, 9/15/17		1,220	1,289,485
Series 2011-S2A, Class C, 2.86%, 6/15/17 (b)		7	6,793
Series 2012-1, Class C, 3.78%, 11/15/17		300	308,911
Series 2012-2, Class B, 2.09%, 8/15/16		3,400	3,423,066
Series 2012-2, Class D, 3.87%, 2/15/18		2,000	2,090,140
Series 2012-3, Class D, 3.64%, 5/15/18		12,400	12,969,234
Series 2012-4, Class B, 1.83%, 3/15/17		2,800	2,831,262
Series 2013-1, Class C, 1.76%, 1/15/19		2,821	2,832,766

Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust (concluded):
Series 2013-2, Class B, 1.33%, 3/15/18	USD	3,005	$3,017,227
Series 2013-3 Class C, 1.81%, 4/15/19		2,590	2,598,721
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		2,300	2,323,925
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		4,100	4,213,746
Series 2014-1, Class B, 1.59%, 10/15/18		4,320	4,325,219
Series 2014-1, Class C, 2.36%, 4/15/20		3,020	3,046,023
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 0.67%, 9/15/20		10,908	10,762,151
Series 2003-B, Class A2, 0.63%, 3/15/22		2,995	2,930,644
Series 2004-A, Class A2, 0.43%, 3/16/20		5,725	5,697,748
Series 2004-B, Class A2, 0.43%, 6/15/21		9,246	9,158,464
Series 2005-A, Class A2, 0.37%, 12/15/20		2,279	2,273,630
Series 2005-B, Class A2, 0.41%, 3/15/23		6,886	6,795,277
Series 2006-B, Class A4, 0.41%, 3/15/24		687	677,311
Series 2006-C, Class A3, 0.36%, 6/15/21		1,572	1,571,017
SLM Private Education Loan Trust (a)(b):
Series 2009-CT, Class 1A, 2.35%, 4/15/39		335	335,209
Series 2010-A, Class 1A, 3.20%, 5/16/44		4,231	4,390,468
Series 2011-A, Class A1, 1.16%, 10/15/24		11,062	11,114,805
Series 2011-B, Class A1, 1.01%, 12/16/24		1,431	1,435,345
Series 2011-C, Class A1, 1.56%, 12/15/23		1,567	1,578,523
Series 2012-A, Class A1, 1.56%, 8/15/25		2,622	2,656,480
Series 2012-B, Class A1, 1.26%, 12/15/21		5,770	5,795,485
Series 2012-C, Class A1, 1.26%, 8/15/23		2,997	3,015,124
Series 2012-D, Class A1, 1.21%, 6/15/23		2,194	2,208,441
Series 2012-E, Class A1, 0.91%, 10/16/23		12,907	12,930,763

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	91

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
SLM Private Education Loan Trust (a)(b) (concluded):
Series 2013-A, Class A1, 0.76%, 8/15/22	USD	6,876	$6,889,339
Series 2013-B, Class A1, 0.81%, 7/15/22		9,999	10,018,769
Series 2013-C, Class A1, 1.01%, 2/15/22		5,262	5,290,283
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.41%, 12/25/35 (a)		4,353	4,209,656
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.36%, 6/25/37 (a)(b)		4,553	4,432,519
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.85%, 12/10/18 (a)(b)		9,690	9,720,233
Vericrest Opportunity Loan Trust XIX LLC, Series 2013-NPL5, Class A1, 3.63%, 4/25/55 (b)		2,406	2,414,700
Vericrest Opportunity Loan Trust XXI LLC, Series 2013-NPL7, Class A1, 3.63%, 11/25/53 (b)		3,229	3,245,699
Total Asset-Backed Securities — 13.2%			446,061,112
Corporate Bonds
Aerospace & Defense — 0.9%
Crane Co.:
2.75%, 12/15/18		688	690,052
4.45%, 12/15/23		1,550	1,595,260
Eaton Corp., 0.95%, 11/02/15		3,000	3,010,347
L-3 Communications Corp.:
3.95%, 11/15/16		1,250	1,330,601
4.75%, 7/15/20		2,400	2,515,102
4.95%, 2/15/21		7,468	7,998,572
Lockheed Martin Corp.:
3.35%, 9/15/21		8,439	8,604,008
4.85%, 9/15/41		2,000	2,101,198
4.07%, 12/15/42		1,592	1,492,925
Raytheon Co., 4.70%, 12/15/41		2,100	2,198,078

			31,536,143
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40		400	430,521
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		4,400	4,534,772

Corporate Bonds		Par (000)	Value
Auto Components — 0.3%
Delphi Corp.:
5.00%, 2/15/23	USD	850	$901,000
4.15%, 3/15/24		3,200	3,196,138
Lear Corp.:
4.75%, 1/15/23 (b)		1,000	975,000
5.38%, 3/15/24		3,775	3,841,062

			8,913,200
Beverages — 0.6%
Bottling Group LLC, 5.13%, 1/15/19		1,100	1,240,941
Diageo Capital PLC, 0.63%, 4/29/16		2,800	2,787,081
Diageo Finance BV, 3.25%, 1/15/15		2,000	2,044,944
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		1,250	1,295,698
PepsiCo, Inc.:
7.90%, 11/01/18		2,000	2,510,544
2.75%, 3/01/23		3,400	3,222,612
3.60%, 3/01/24		4,000	4,005,060
4.88%, 11/01/40		1,000	1,056,792
3.60%, 8/13/42		2,000	1,734,500

			19,898,172
Biotechnology — 0.8%
Amgen, Inc., 2.30%, 6/15/16		3,240	3,332,833
Biogen Idec, Inc., 6.88%, 3/01/18		5,328	6,271,434
Celgene Corp.:
2.30%, 8/15/18		4,700	4,703,534
3.95%, 10/15/20		3,900	4,075,508
3.25%, 8/15/22		1,900	1,851,683
Gilead Sciences, Inc.:
3.05%, 12/01/16		1,400	1,472,142
2.05%, 4/01/19		5,000	4,954,915

			26,662,049
Capital Markets — 2.6%
The Bank of New York Mellon Corp., 0.70%, 3/04/16		4,600	4,592,120
The Bear Stearns Cos. LLC:
5.70%, 11/15/14		800	825,669
6.40%, 10/02/17		2,500	2,885,437
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18		3,700	4,190,202
6.15%, 4/01/18		1,500	1,714,788
2.90%, 7/19/18		4,700	4,793,032
2.63%, 1/31/19		2,700	2,693,083
7.50%, 2/15/19		1,200	1,451,746
6.00%, 6/15/20		3,500	4,019,081

92	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc. (concluded):
5.75%, 1/24/22	USD	1,400	$1,587,487
3.63%, 1/22/23		11,500	11,312,619
6.75%, 10/01/37		5,350	6,128,527
6.25%, 2/01/41		3,050	3,621,707
Morgan Stanley:
2.88%, 7/28/14		3,400	3,424,408
1.75%, 2/25/16		3,000	3,038,706
6.25%, 8/28/17		1,500	1,716,718
2.50%, 1/24/19		3,800	3,789,417
5.63%, 9/23/19		10,000	11,374,230
3.75%, 2/25/23		7,500	7,452,457
4.10%, 5/22/23		2,900	2,870,603
6.38%, 7/24/42		2,700	3,293,652

			86,775,689

Chemicals — 0.9%
CF Industries, Inc.:
5.15%, 3/15/34		1,100	1,131,022
5.38%, 3/15/44		2,025	2,111,200
Ecolab, Inc., 1.00%, 8/09/15		2,900	2,908,932
LYB International Finance BV:
4.00%, 7/15/23		4,150	4,232,348
4.88%, 3/15/44		2,200	2,196,029
LyondellBasell Industries NV:
5.00%, 4/15/19		5,300	5,901,333
6.00%, 11/15/21		7,300	8,550,870
RPM International, Inc., 6.13%, 10/15/19		2,453	2,770,193

			29,801,927

Commercial Banks — 2.0%
ANZ New Zealand International Ltd., 1.13%, 3/24/16 (b)		2,500	2,508,048
Bank of Nova Scotia:
0.95%, 3/15/16		4,200	4,225,183
1.10%, 12/13/16		5,000	5,021,210
Discover Bank, 4.20%, 8/08/23		290	297,334
Export-Import Bank of Korea:
4.00%, 1/29/21		1,446	1,520,476
4.00%, 1/14/24		2,500	2,587,065
Fifth Third Bancorp:
0.90%, 2/26/16		2,900	2,903,642
2.30%, 3/01/19		3,800	3,773,468
HSBC Bank USA NA, 5.88%, 11/01/34		1,700	1,926,126
HSBC Holdings PLC:
6.50%, 9/15/37		1,700	2,011,345
5.25%, 3/14/44		525	530,857
Royal Bank of Canada:
0.85%, 3/08/16		4,600	4,610,552
1.13%, 7/21/17		19,650	19,697,612
Corporate Bonds		Par (000)	Value
Commercial Banks (concluded)
U.S. Bancorp, 2.20%, 11/15/16	USD	4,000	$4,128,784
Wachovia Bank NA, 6.00%, 11/15/17		5,400	6,221,534
Wells Fargo & Co., 3.00%, 1/22/21		4,700	4,703,234

			66,666,470
Commercial Services & Supplies — 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42		1,600	1,463,987
GATX Corp., 2.50%, 7/30/19		1,500	1,482,167
RR Donnelley & Sons Co., 6.00%, 4/01/24		1,600	1,612,000

			4,558,154
Communications Equipment — 0.2%
Cisco Systems, Inc., 2.13%, 3/01/19		5,000	4,977,630
Computer Services Software & Systems — 0.0%
Perrigo Co. PLC., 2.30%, 11/08/18 (b)		550	544,029
Computers & Peripherals — 0.5%
Apple, Inc.:
2.40%, 5/03/23		4,400	4,080,023
3.85%, 5/04/43		3,000	2,660,400
EMC Corp., 2.65%, 6/01/20		4,500	4,479,242
Hewlett-Packard Co.:
4.75%, 6/02/14		2,900	2,920,239
2.75%, 1/14/19		4,000	4,026,452

			18,166,356
Consumer Finance — 0.2%
Capital One Bank USA NA, 2.15%, 11/21/18		2,150	2,132,929
Caterpillar Financial Services Corp., 0.70%, 2/26/16		3,600	3,599,993
MasterCard, Inc., 2.00%, 4/01/19		1,955	1,946,556

			7,679,478
Containers & Packaging — 0.1%
Packaging Corp. of America, 4.50%, 11/01/23		2,000	2,070,232
Rock-Tenn Co., 4.90%, 3/01/22		1,900	2,031,622

			4,101,854
Diversified Financial Services — 4.9%
American Express Credit Corp.:
2.75%, 9/15/15		2,600	2,679,045
2.38%, 3/24/17		3,000	3,107,277
2.13%, 3/18/19		5,000	4,979,770
American Honda Finance Corp., 1.13%, 10/07/16		4,635	4,664,289

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	93

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Associates Corp. of North America, 6.95%, 11/01/18	USD	964	$1,147,454
Bank of America Corp.:
5.49%, 3/15/19		1,500	1,666,115
5.63%, 7/01/20		4,500	5,120,766
5.70%, 1/24/22		8,000	9,178,600
3.30%, 1/11/23		11,200	10,797,797
4.13%, 1/22/24		5,000	5,056,345
5.88%, 2/07/42		2,150	2,486,002
4.88%, 4/01/44		4,575	4,595,816
BNP Paribas SA:
1.38%, 3/17/17		5,000	4,995,110
2.40%, 12/12/18		4,000	3,999,664
Citigroup, Inc.:
6.38%, 8/12/14		712	726,949
4.45%, 1/10/17		4,200	4,536,113
2.50%, 9/26/18		3,000	3,016,287
8.50%, 5/22/19		1,600	2,038,528
5.38%, 8/09/20		5,000	5,625,885
3.50%, 5/15/23		2,700	2,547,315
6.13%, 8/25/36		800	875,218
8.13%, 7/15/39		3,300	4,772,810
5.88%, 1/30/42		350	401,737
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		2,900	2,969,237
1.70%, 5/09/16		2,800	2,831,265
General Electric Capital Corp.:
2.25%, 11/09/15		2,000	2,053,110
2.30%, 1/14/19		4,000	4,035,872
4.38%, 9/16/20		4,000	4,344,520
4.63%, 1/07/21		1,600	1,761,635
6.75%, 3/15/32		500	642,866
6.88%, 1/10/39		2,800	3,687,435
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b):
4.88%, 3/15/19		1,525	1,551,688
6.00%, 8/01/20		1,725	1,828,500
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18		3,000	3,031,941
Jefferies Group LLC, 5.13%, 1/20/23		940	987,955
JPMorgan Chase & Co.:
1.13%, 2/26/16		4,500	4,517,298
2.00%, 8/15/17		4,100	4,156,367
4.25%, 10/15/20		6,000	6,415,632
3.25%, 9/23/22		2,600	2,561,237
3.20%, 1/25/23		10,900	10,569,403
3.38%, 5/01/23		1,800	1,703,914
5.60%, 7/15/41		1,000	1,133,139
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	911,294
Leucadia National Corp., 5.50%, 10/18/23		8,075	8,412,818
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Merrill Lynch & Co., Inc.:
6.88%, 4/25/18	USD	3,550	$4,186,550
6.11%, 1/29/37		1,300	1,453,889

			164,762,457
Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
2.40%, 8/15/16		1,250	1,287,850
2.38%, 11/27/18		5,565	5,592,652
3.00%, 2/15/22		2,400	2,330,220
5.35%, 9/01/40		1,231	1,258,001
5.55%, 8/15/41		5,000	5,249,055
British Telecommunications PLC, 1.25%, 2/14/17		1,550	1,545,503
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		4,250	4,134,277
Verizon Communications, Inc.:
3.65%, 9/14/18		4,500	4,790,394
4.50%, 9/15/20		4,500	4,887,194
5.05%, 3/15/34		3,200	3,282,797
6.90%, 4/15/38		900	1,114,826
7.35%, 4/01/39		1,700	2,206,321
4.75%, 11/01/41		2,100	2,026,063
6.55%, 9/15/43		4,675	5,689,171

			45,394,324
Electric Utilities — 1.6%
Commonwealth Edison Co.:
4.70%, 4/15/15		1,000	1,039,850
4.70%, 1/15/44		2,101	2,199,161
Series 100, 5.88%, 2/01/33		3,500	4,152,981
Duke Energy Corp.:
2.15%, 11/15/16		2,100	2,156,706
5.05%, 9/15/19		2,000	2,230,082
Duke Energy Florida, Inc., 3.85%, 11/15/42		2,500	2,275,050
MidAmerican Energy Holdings Co., 5.75%, 4/01/18		6,550	7,455,629
Mississippi Power Co., 4.25%, 3/15/42		1,700	1,567,703
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19		3,500	3,485,622
Nisource Finance Corp., 4.80%, 2/15/44		1,125	1,077,444
Northern States Power Co., 5.25%, 7/15/35		2,500	2,826,547
Pacific Gas & Electric Co.:
5.63%, 11/30/17		1,500	1,702,851
3.25%, 9/15/21		2,900	2,889,624
3.75%, 8/15/42		3,000	2,608,380

94	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
PacifiCorp:
5.50%, 1/15/19	USD	1,300	$1,490,442
6.25%, 10/15/37		1,000	1,263,276
Progress Energy, Inc.:
4.88%, 12/01/19		3,100	3,439,366
4.40%, 1/15/21		3,700	3,962,966
3.15%, 4/01/22		950	933,209
The Southern Co., 4.15%, 5/15/14		900	903,950
Tampa Electric Co., 2.60%, 9/15/22		2,000	1,886,934
Xcel Energy, Inc., 0.75%, 5/09/16		3,200	3,191,354

			54,739,127

Electrical Equipment — 0.1%
Roper Industries, Inc., 2.05%, 10/01/18		3,500	3,442,005

Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17		2,900	3,353,490

Food & Staples Retailing — 0.6%
CVS Caremark Corp.:
6.13%, 8/15/16		2,300	2,556,057
2.25%, 12/05/18		3,125	3,127,487
The Kroger Co., 3.30%, 1/15/21		5,000	4,995,400
Wal-Mart Stores, Inc.:
1.13%, 4/11/18		2,000	1,960,716
5.63%, 4/01/40		3,500	4,138,204
5.63%, 4/15/41		3,800	4,507,351

			21,285,215

Food Products — 0.5%
The Hershey Co., 4.13%, 12/01/20		1,550	1,680,685
Kellogg Co.:
4.45%, 5/30/16		100	107,213
3.25%, 5/21/18		1,550	1,618,845
Mead Johnson Nutrition Co., 4.90%, 11/01/19		4,500	4,916,327
Mondelez International, Inc.:
4.13%, 2/09/16		2,000	2,113,876
2.25%, 2/01/19		4,000	3,963,420
Unilever Capital Corp., 2.20%, 3/06/19		3,400	3,399,735

			17,800,101

Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42		1,800	1,661,708
Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc., 1.85%, 6/15/18	USD	1,650	$1,640,618
Boston Scientific Corp., 2.65%, 10/01/18		2,000	2,015,096
Covidien International Finance SA:
4.20%, 6/15/20		5,045	5,378,671
3.20%, 6/15/22		6,600	6,494,684
2.95%, 6/15/23		4,400	4,169,471
St. Jude Medical, Inc., 3.25%, 4/15/23		2,600	2,521,651

			22,220,191

Health Care Providers & Services — 1.5%
Aetna, Inc., 2.75%, 11/15/22		3,500	3,287,557
AmerisourceBergen Corp.:
5.88%, 9/15/15		2,000	2,143,608
4.88%, 11/15/19		900	1,007,256
3.50%, 11/15/21		6,250	6,399,294
Cardinal Health, Inc., 1.70%, 3/15/18		2,200	2,180,710
CHS/Community Health Systems, Inc., 5.13%, 8/01/21 (b)		5,075	5,201,875
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		3,550	3,731,937
Express Scripts Holding Co., 3.13%, 5/15/16		3,000	3,125,445
HCA, Inc., 3.75%, 3/15/19		3,370	3,382,638
Humana, Inc., 6.45%, 6/01/16		4,100	4,554,022
McKesson Corp.:
1.40%, 3/15/18		4,500	4,387,617
2.85%, 3/15/23		2,700	2,539,393
UnitedHealth Group, Inc.:
4.70%, 2/15/21		3,100	3,419,802
4.25%, 3/15/43		2,600	2,476,708
WellPoint, Inc., 5.25%, 1/15/16		2,890	3,104,906

			50,942,768

Hotels, Restaurants & Leisure — 0.4%
Brinker International, Inc., 2.60%, 5/15/18		1,200	1,187,414
McDonald’s Corp.:
6.30%, 10/15/37		1,000	1,258,593
4.88%, 7/15/40		1,600	1,708,246
Starbucks Corp., 0.88%, 12/05/16		2,450	2,440,007
Wyndham Worldwide Corp.:
4.25%, 3/01/22		1,550	1,567,771
3.90%, 3/01/23		1,550	1,518,575
Yum! Brands, Inc.:
4.25%, 9/15/15		2,000	2,096,294

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	95

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Yum! Brands, Inc. (concluded):
5.30%, 9/15/19	USD	2,241	$2,482,708
6.88%, 11/15/37		542	655,693

			14,915,301
Household Durables — 0.0%
Tupperware Brands Corp., 4.75%, 6/01/21		700	733,819
Household Products — 0.1%
Kimberly-Clark Corp., 2.40%, 3/01/22		1,250	1,195,434
Whirlpool Corp., 1.35%, 3/01/17		2,525	2,519,329

			3,714,763
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20		3,200	3,494,950
Exelon Generation Co. LLC, 5.75%, 10/01/41		500	524,470
PSEG Power LLC:
2.45%, 11/15/18		400	400,142
4.15%, 9/15/21		1,150	1,193,705
Southern Power Co., 5.15%, 9/15/41		1,000	1,052,106

			6,665,373
Industrial Conglomerates — 0.1%
General Electric Co.:
4.13%, 10/09/42		1,200	1,153,072
4.50%, 3/11/44		1,650	1,675,596

			2,828,668
Insurance — 1.1%
Aflac, Inc.:
8.50%, 5/15/19		1,500	1,927,888
3.63%, 6/15/23		4,000	4,031,236
American International Group, Inc.:
6.40%, 12/15/20		1,200	1,429,730
8.18%, 5/15/58 (a)		500	656,875
Berkshire Hathaway, Inc.:
1.90%, 1/31/17		2,400	2,456,025
3.00%, 2/11/23		3,500	3,437,182
Fidelity National Financial, Inc., 5.50%, 9/01/22		1,225	1,304,259
Genworth Holdings, Inc., 4.80%, 2/15/24		3,195	3,323,659
Markel Corp.:
5.35%, 6/01/21		1,300	1,427,413
3.63%, 3/30/23		1,300	1,264,019
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15		192	205,297
Corporate Bonds		Par (000)	Value
Insurance (concluded)
Marsh & McLennan Cos., Inc. (concluded):
4.80%, 7/15/21	USD	1,600	$1,749,074
Protective Life Corp., 8.45%, 10/15/39		800	1,106,898
Prudential Financial, Inc., 4.75%, 9/17/15		3,900	4,120,128
Willis Group Holdings PLC:
4.13%, 3/15/16		2,600	2,730,143
5.75%, 3/15/21		2,700	2,988,584
XLIT Ltd., 5.75%, 10/01/21		1,400	1,613,609

			35,772,019
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 1.20%, 11/29/17		2,600	2,574,281
Internet Software & Services — 0.3%
Baidu, Inc., 3.25%, 8/06/18		7,000	7,147,476
eBay, Inc., 2.60%, 7/15/22		850	806,900
VeriSign, Inc., 4.63%, 5/01/23		1,325	1,272,000

			9,226,376
IT Services — 0.5%
Fiserv, Inc., 3.50%, 10/01/22		4,000	3,906,636
International Business Machines Corp.:
2.00%, 1/05/16		8,600	8,820,582
7.63%, 10/15/18		2,050	2,544,187

			15,271,405
Leisure Equipment & Products — 0.1%
Mattel, Inc., 2.50%, 11/01/16		750	774,090
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,654	3,745,350

			4,519,440
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14		1,600	1,627,454
3.20%, 3/01/16		2,800	2,919,014
2.40%, 2/01/19		325	323,641
5.30%, 2/01/44		2,000	2,155,328

			7,025,437
Machinery — 0.3%
Danaher Corp., 2.30%, 6/23/16		450	465,037
Dover Corp., 4.30%, 3/01/21		2,400	2,570,774
Illinois Tool Works, Inc., 1.95%, 3/01/19		4,000	3,944,180

96	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Machinery (concluded)
Ingersoll-Rand Global Holding Co. Ltd. (b):
2.88%, 1/15/19	USD	400	$398,811
5.75%, 6/15/43		1,500	1,657,841
Trinity Acquisition PLC, 6.13%, 8/15/43		1,100	1,161,944

			10,198,587
Media — 1.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		800	820,000
5.63%, 2/15/24		800	820,000
Comcast Corp.:
5.70%, 5/15/18		2,450	2,813,622
3.13%, 7/15/22		2,550	2,520,652
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/15		3,600	3,698,705
4.45%, 4/01/24		2,600	2,607,335
5.15%, 3/15/42		4,500	4,254,259
DISH DBS Corp.:
7.88%, 9/01/19		2,700	3,192,750
6.75%, 6/01/21		1,200	1,344,000
NBCUniversal Enterprise, Inc. (b):
1.97%, 4/15/19		2,700	2,640,543
Scripps Networks Interactive, Inc., 2.70%, 12/15/16		2,300	2,387,000
Thomson Reuters Corp.:
0.88%, 5/23/16		1,600	1,594,088
1.30%, 2/23/17		350	348,235
Viacom, Inc.:
4.38%, 9/15/14		1,300	1,322,255
2.50%, 9/01/18		4,300	4,348,203
2.20%, 4/01/19		5,000	4,957,430
4.38%, 3/15/43		1,400	1,244,156
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		1,225	1,264,812

			42,178,045
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		2,000	2,002,266
Xstrata Canada Corp., 6.20%, 6/15/35		600	621,103
Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Xstrata Finance Canada Ltd., 6.00%, 11/15/41 (b)	USD	650	$656,557

			3,279,926
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc., Series 12-A, 4.20%, 3/15/42		2,400	2,294,885
Dominion Resources, Inc.:
6.40%, 6/15/18		4,050	4,719,558
4.45%, 3/15/21		2,100	2,261,788
4.05%, 9/15/42		1,700	1,521,169
SCANA Corp., 4.13%, 2/01/22		500	503,995

			11,301,395
Multiline Retail — 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21		1,200	1,264,000
5.00%, 1/15/44 (b)		791	827,649

			2,091,649
Oil, Gas & Consumable Fuels — 3.1%
BP Capital Markets PLC:
3.13%, 10/01/15		700	726,363
3.20%, 3/11/16		1,500	1,572,383
2.24%, 5/10/19		6,400	6,361,920
3.56%, 11/01/21		1,900	1,952,968
Buckeye Partners LP:
2.65%, 11/15/18		4,900	4,861,682
4.88%, 2/01/21		550	579,337
4.15%, 7/01/23		3,100	3,091,729
Canadian Natural Resources Ltd., 3.80%, 4/15/24		1,675	1,683,373
Chevron Corp.:
2.43%, 6/24/20		4,950	4,914,637
2.36%, 12/05/22		4,200	3,946,908
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18		875	853,529
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16		500	558,370
DCP Midstream Operating LP:
3.25%, 10/01/15		2,000	2,062,654
2.70%, 4/01/19		2,900	2,893,017
Encana Corp., 6.50%, 5/15/19		400	468,385
Energy Transfer Equity LP, 7.50%, 10/15/20		5,998	6,860,212
Energy Transfer Partners LP:
9.70%, 3/15/19		842	1,087,936
9.00%, 4/15/19		373	468,062
4.15%, 10/01/20		3,950	4,076,258
Enterprise Products Operating LLC:
3.20%, 2/01/16		3,000	3,121,995

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	97

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Enterprise Products Operating LLC (concluded):
5.20%, 9/01/20	USD	500	$558,101
5.75%, 3/01/35		1,500	1,672,704
5.95%, 2/01/41		900	1,030,421
Husky Energy, Inc.:
3.95%, 4/15/22		5,300	5,437,890
4.00%, 4/15/24		1,625	1,652,586
6.80%, 9/15/37		1,000	1,270,333
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		850	846,646
3.95%, 9/01/22		4,400	4,376,715
Marathon Oil Corp., 0.90%, 11/01/15		1,300	1,302,439
Petrobras International Finance Co.:
5.38%, 1/27/21		3,100	3,135,095
6.75%, 1/27/41		500	484,542
Petroleos Mexicanos:
5.50%, 1/21/21		1,100	1,201,750
4.88%, 1/24/22		1,300	1,358,500
6.50%, 6/02/41		4,800	5,256,000
6.38%, 1/23/45 (b)		3,900	4,207,125
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/01/19		600	766,834
Statoil ASA, 1.95%, 11/08/18		2,840	2,842,278
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23		4,400	4,183,018
6.10%, 2/15/42		900	985,193
4.95%, 1/15/43		900	852,913
TransCanada PipeLines Ltd.:
6.50%, 8/15/18		2,850	3,361,190
3.80%, 10/01/20		4,200	4,411,743
Williams Partners LP, 3.80%, 2/15/15		800	821,605

			104,157,339
Paper & Forest Products — 0.1%
International Paper Co., 9.38%, 5/15/19		1,600	2,089,120
Pharmaceuticals — 1.3%
AbbVie, Inc., 1.20%, 11/06/15		1,300	1,311,094
Allergan, Inc., 1.35%, 3/15/18		2,950	2,885,053
AstraZeneca PLC:
6.45%, 9/15/37		2,500	3,139,988
4.00%, 9/18/42		3,400	3,144,898
Eli Lilly & Co.:
5.55%, 3/15/37		1,700	1,960,156
4.65%, 6/15/44		3,700	3,810,282
Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	USD	4,500	$4,393,260
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16		2,500	2,500,483
5.65%, 5/15/18		1,200	1,376,762
6.38%, 5/15/38		500	636,547
Johnson & Johnson, 4.38%, 12/05/33		4,000	4,195,992
Novartis Capital Corp., 3.40%, 5/06/24		4,600	4,594,429
Pfizer, Inc., 6.20%, 3/15/19		1,500	1,775,940
Sanofi, 1.25%, 4/10/18		2,900	2,837,145
Sanofi-Aventis SA, 2.63%, 3/29/16		2,400	2,493,996
Zoetis, Inc., 1.15%, 2/01/16		3,000	3,011,922

			44,067,947
Professional Services — 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15		600	614,772
Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.:
4.63%, 4/01/15		4,000	4,143,932
4.50%, 1/15/18		2,100	2,264,718
3.40%, 2/15/19		1,768	1,811,733
5.05%, 9/01/20		1,300	1,399,194
4.70%, 3/15/22		2,900	3,030,109
Corrections Corp. of America:
4.13%, 4/01/20		2,900	2,863,750
4.63%, 5/01/23		2,425	2,340,125
Host Hotels & Resorts LP, 3.75%, 10/15/23		525	508,421
Simon Property Group LP:
5.65%, 2/01/20		1,000	1,159,015
4.75%, 3/15/42		1,900	1,969,494

			21,490,491
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		2,000	1,887,640
5.40%, 6/01/41		2,700	2,976,575
Canadian Pacific Railway Co., 7.13%, 10/15/31		1,000	1,272,650
Norfolk Southern Corp., 5.75%, 1/15/16		2,425	2,623,544
Union Pacific Corp.:
2.25%, 2/15/19		1,100	1,099,891
6.13%, 2/15/20		1,300	1,500,248

			11,360,548
Semiconductors & Semiconductor Equipment — 0.9%
Altera Corp., 2.50%, 11/15/18		7,900	7,913,067

98	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Intel Corp.:
3.30%, 10/01/21	USD	2,100	$2,148,470
2.70%, 12/15/22		3,000	2,863,791
4.80%, 10/01/41		2,650	2,738,083
Maxim Integrated Products, Inc.:
2.50%, 11/15/18		1,220	1,216,209
3.38%, 3/15/23		2,000	1,895,940
Seagate HDD Cayman (b):
3.75%, 11/15/18		7,500	7,725,000
4.75%, 6/01/23		3,100	3,061,250
Xilinx, Inc., 2.13%, 3/15/19		1,400	1,383,315

			30,945,125
Software — 0.2%
Microsoft Corp., 2.13%, 11/15/22		2,700	2,499,436
Oracle Corp.:
5.25%, 1/15/16		1,500	1,623,804
5.75%, 4/15/18		550	633,188
3.63%, 7/15/23		950	961,988
5.38%, 7/15/40		800	905,053

			6,623,469
Specialty Retail — 1.3%
Advance Auto Parts, Inc., 4.50%, 1/15/22		3,100	3,215,367
AutoZone, Inc., 1.30%, 1/13/17		3,850	3,841,734
The Gap, Inc., 5.95%, 4/12/21		5,635	6,344,565
The Home Depot, Inc.:
5.88%, 12/16/36		2,500	3,011,253
5.40%, 9/15/40		2,000	2,261,224
5.95%, 4/01/41		3,300	4,004,530
L Brands, Inc.:
6.90%, 7/15/17		2,167	2,478,506
8.50%, 6/15/19		4,000	4,840,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21		5,300	5,633,555
QVC, Inc., 4.38%, 3/15/23		4,275	4,212,876
The Sherwin-Williams Co., 3.13%, 12/15/14		3,300	3,358,565

			43,202,175
Tobacco — 1.2%
Altria Group, Inc.:
4.13%, 9/11/15		2,600	2,724,569
5.38%, 1/31/44		7,600	7,944,994
Lorillard Tobacco Co., 3.50%, 8/04/16		650	684,947
Philip Morris International, Inc.:
5.65%, 5/16/18		4,300	4,930,130
1.88%, 1/15/19		3,550	3,503,900
2.90%, 11/15/21		7,700	7,598,968
6.38%, 5/16/38		2,500	3,085,225
4.88%, 11/15/43		1,000	1,031,671
Corporate Bonds		Par (000)	Value
Tobacco (concluded)
Reynolds American, Inc.:
1.05%, 10/30/15	USD	2,000	$1,998,438
3.25%, 11/01/22		2,300	2,163,842
4.85%, 9/15/23		2,900	3,037,791
4.75%, 11/01/42		1,700	1,590,085
6.15%, 9/15/43		1,000	1,128,243

			41,422,803
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 5.63%, 2/27/17		950	1,066,583
Total Corporate Bonds — 35.0%			1,180,184,686

Foreign Agency Obligations
Brazilian Government International Bond, 5.63%, 1/07/41		1,500	1,519,500
Kreditanstalt für Wiederaufbau, 2.75%, 10/01/20		7,900	8,043,464
Mexico Government International Bond:
3.50%, 1/21/21		2,915	2,951,438
6.75%, 9/27/34		2,400	2,928,000
6.05%, 1/11/40		1,300	1,478,750
Total Foreign Agency Obligations — 0.5%			16,921,152

Municipal Bonds
Bay Area Toll Authority, RB, San Francisco Toll Bridge:
Build America Bonds, Series S-1, 7.04%, 4/01/50		800	1,086,072
Series F-2, 6.26%, 4/01/49		425	549,504
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.39%, 6/27/22 (a)		748	746,083
Chicago Transit Authority, RB, Series B, 6.90%, 12/01/40		450	536,454
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37		875	822,229
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50		900	1,202,553

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	99

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds		Par (000)	Value
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	USD	150	$174,989
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45		1,320	1,749,581
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38		450	526,599
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42		1,000	1,227,080
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40		150	179,258
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41		450	595,314
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48		600	744,096
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 1.30%, 7/01/16		1,725	1,742,957
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40		1,200	1,366,020
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41		700	951,118
Series F, 7.41%, 1/01/40		700	982,688
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40		800	922,296
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62		700	653,891
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		1,150	1,603,330

Municipal Bonds		Par (000)	Value
State of California, GO, Build America Bonds, Various Purpose (concluded):
7.63%, 3/01/40	USD	1,150	$1,604,928
7.60%, 11/01/40		250	352,082
State of Illinois, GO:
Build America Bonds, 7.35%, 7/01/35		650	756,658
Pension, 5.10%, 6/01/33		1,000	987,350
State of Mississippi, GO, Refunding Build America Bonds, Series F, 5.25%, 11/01/34		600	667,920
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40		675	770,094
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34		400	488,304
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39		1,000	1,195,670
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31		1,000	1,075,780
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41		300	370,764
Total Municipal Bonds — 0.8%			26,631,662

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 8A11, 0.38%, 7/25/35 (a)		468	465,070
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21		273	283,957
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)		1,660	1,724,708
Connecticut Avenue Securities Series, Series 2014-C01, Class M1, 1.75%, 1/25/24 (a)		4,614	4,663,159
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35		450	466,976
CSMC Trust (a)(b):
Series 2009-13R, Class 5A1, 0.67%, 1/26/35		6,727	6,661,049
Series 2010-20R, Class 7A6, 3.50%, 3/27/37		4,822	4,859,527

100	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Collateralized Mortgage Obligations (concluded)
CSMC Trust (a)(b) (concluded):
Series 2011-4R, Class 4A6, 4.00%, 8/27/37	USD	1,884		$1,934,653
Series 2013-8R, Class 7A1, 0.32%, 4/27/37		1,619		1,537,753
Series 2013-8R, Class 8A1, 0.39%, 5/27/37		6,063		5,814,439
GreenPoint Mortgage Funding Trust, Class A1A (a):
Series 2006-AR4, 0.25%, 9/25/46		—	(d)	9
Series 2006-AR5, 0.23%, 10/25/46		—	(d)	29
HSI Asset Securitization Corp. Trust, Series 2005-NC2, Class 2A4, 0.93%, 8/25/35 (a)		110		109,620
MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.25%, 11/25/35		29		29,127
National RMBS Trust, Series 2006-3, Class A1, 0.31%, 10/20/37 (a)(b)		3,014		3,012,074
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.30%, 10/25/36 (a)(b)		5,825		5,697,578
Puma Finance Property Ltd., Series G5, Class A1, 0.37%, 2/21/38 (a)(b)		826		815,269
RALI Trust:
Series 2004-QS4, Class A7, 4.00%, 3/25/34		81		84,164
Series 2004-QS5, Class A5, 4.75%, 4/25/34		812		838,796
Series 2004-QS9, Class A1, 5.00%, 6/25/19		322		322,697
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.40%, 8/26/35 (a)(b)		2,175		2,197,819
Structured Agency Credit Risk Debt Notes, Class M1 (a):
Series 2013-DN1, 3.55%, 7/25/23		3,766		3,925,648
Series 2013-DN2, 1.60%, 11/25/23		9,071		9,122,133
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 1A8, 5.75%, 4/25/36		68		68,273

				54,634,527

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Commercial Mortgage-Backed Securities — 8.3%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47	USD	1,520		$1,628,121
Series 2006-6, Class A4, 5.36%, 10/10/45		3,580		3,806,399
Series 2007-4, Class A4, 5.95%, 2/10/51 (a)		3,027		3,365,746
Series 2007-5, Class A4, 5.49%, 2/10/51		3,440		3,743,835
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.35%, 9/10/47 (a)		2,790		2,944,825
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		2,710		2,879,299
Series 2005-PWR8, Class A4, 4.67%, 6/11/41		4,876		5,044,641
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		500		524,242
CD Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)		2,211		2,478,845
Citigroup Commercial Mortgage Trust, Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (a)(b)		640		692,553
Commercial Mortgage Trust:
Series 2005-GG3, Class A4, 4.80%, 8/10/42 (a)		2,496		2,537,748
Series 2006-C7, Class AM, 5.97%, 6/10/46 (a)		3,150		3,390,332
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)		3,244		3,643,549
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,980		2,130,017
Series 2013-CR7, Class A4, 3.21%, 3/10/46		1,700		1,659,193
Series 2013-CR9, Class A4, 4.24%, 7/10/45 (a)		600		634,871
Series 2013-CR12, Class A3, 3.77%, 10/10/46		990		1,000,733
Series 2013-CR12, Class A4, 4.05%, 10/10/46		1,600		1,652,722
Series 2013-LC6, Class AM, 3.28%, 1/10/46		1,290		1,252,025
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class A3, 5.79%, 6/15/38 (a)		9,981		10,815,442

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	101

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust (concluded):
Series 2006-C3, Class AM, 5.79%, 6/15/38 (a)	USD	2,368	$2,571,944
Series 2006-C5, Class A3, 5.31%, 12/15/39		4,485	4,858,802
Series 2007-C1, Class A3, 5.38%, 2/15/40		2,528	2,724,317
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)		2,250	2,459,097
Series 2007-C2, Class AM, 5.55%, 1/15/49 (a)		950	1,024,533
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, 5.10%, 8/15/38 (a)		4,154	4,347,838
DBRR Trust, Class A (b):
Series 2012-EZ1, 0.95%, 9/25/45		1,301	1,303,283
Series 2013-EZ2, 0.85%, 2/25/45 (a)		5,795	5,765,234
GE Capital Commercial Mortgage Corp. (a):
Series 2005-C2, Class A4, 4.98%, 5/10/43		5,686	5,871,835
Series 2005-C3, Class AJ, 5.07%, 7/10/45		700	731,189
Series 2006-C1, Class A4, 5.46%, 3/10/44		5,986	6,365,163
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		773	773,087
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, 5.24%, 11/10/45 (a)		5,343	5,594,663
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, 8/10/38 (a)		887	888,967
GS Mortgage Securities Trust:
Series 2006-GG6, Class AM, 5.62%, 4/10/38 (a)		4,100	4,402,900
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45		930	961,493
Series 2013-GC14, Class A5, 4.24%, 8/10/46		1,620	1,706,626
Series 2013-GC16, Class A3, 4.24%, 11/10/46		1,580	1,665,405
Series 2013-GC16, Class A4, 4.27%, 11/10/46		2,160	2,279,033
GSMS Trust, Series 2009-RR1, Class GGA, 5.99%, 7/12/38 (a)(b)		1,803	1,921,125
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)	USD	1,400	$1,461,943
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)		760	797,200
Series 2013-C15, Class B, 4.93%, 11/15/45		1,730	1,829,617
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CB8, Class A4, 4.40%, 1/12/39		62	62,308
Series 2004-CB9, Class A4, 5.89%, 6/12/41 (a)		3,636	3,660,350
Series 2005-CB11, Class A4, 5.34%, 8/12/37 (a)		3,569	3,678,620
Series 2005-CB13, Class AM, 5.46%, 1/12/43 (a)		2,060	2,179,791
Series 2005-LDP1, Class C, 5.42%, 3/15/46 (a)		2,300	2,354,278
Series 2005-LDP3, Class AJ, 5.17%, 8/15/42 (a)		7,383	7,666,109
Series 2005-LDP5, Class AM, 5.45%, 12/15/44 (a)		5,070	5,423,643
Series 2006-CB14, Class AM, 5.62%, 12/12/44 (a)		6,526	6,972,006
Series 2006-CB16, Class A4, 5.55%, 5/12/45		856	924,719
Series 2006-LDP8, Class AM, 5.44%, 5/15/45		7,004	7,645,692
Series 2011-C5, Class A3, 4.17%, 8/15/46		1,100	1,166,973
Series 2012-CBX, Class AS, 4.27%, 6/15/45		1,110	1,163,259
LB Commercial Mortgage Trust, Series 2007-C3 (a):
Class A4, 5.87%, 7/15/44		2,059	2,299,563
Class AM, 5.87%, 7/15/44		2,450	2,736,336
LB-UBS Commercial Mortgage Trust:
Series 2004-C6, Class C, 5.11%, 8/15/36 (a)		600	609,526
Series 2005-C3, Class AM, 4.79%, 7/15/40		6,770	7,045,627
Series 2006-C1, Class AM, 5.22%, 2/15/31 (a)		740	791,424
Series 2006-C4, Class AM, 5.85%, 6/15/38 (a)		3,376	3,686,373
Series 2006-C7, Class A2, 5.30%, 11/15/38		3,097	3,205,450

102	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (concluded):
Series 2006-C7, Class AM, 5.38%, 11/15/38	USD	1,000	$1,087,666
Series 2007-C1, Class A4, 5.42%, 2/15/40		4,320	4,741,321
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)		1,800	1,912,649
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		2,993	3,382,015
ML-CFC Commercial Mortgage Trust, Class A4 (a):
Series 2006-1, 5.65%, 2/12/39		2,751	2,924,927
Series 2006-2, 6.07%, 6/12/46		3,500	3,803,551
Monty Parent Issuer 1 LLC, Series 2013-LTR1, Class B, 4.25%, 10/20/15		3,363	3,367,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.08%, 7/15/46 (a)		1,560	1,629,525
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class A5, 4.70%, 7/15/56		1,903	1,933,901
Series 2005-IQ10, Class AJ, 5.35%, 9/15/42 (a)		1,200	1,253,554
Series 2006-HQ8, Class A4, 5.60%, 3/12/44 (a)		4,475	4,750,618
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)		1,355	1,435,446
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		2,961	3,256,887
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		6,280	6,984,798
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)		3,650	4,023,121
Series 2007-T27, Class A4, 5.83%, 6/11/42 (a)		5,450	6,099,329
Series 2007-T27, Class AM, 5.83%, 6/11/42 (a)		2,080	2,330,838
Series 2012-C4, Class A4, 3.24%, 3/15/45		2,220	2,217,156
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46		1,880	1,834,077
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Class A6, 4.70%, 5/15/44		1,988	2,056,770
Series 2005-C19, Class B, 4.89%, 5/15/44		3,186	3,278,024
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust (concluded):
Series 2005-C20, Class A7, 5.12%, 7/15/42 (a)	USD	3,160	$3,301,543
Series 2005-C20, Class AJ, 5.16%, 7/15/42 (a)		4,110	4,316,010
Series 2005-C20, Class AMFX, 5.18%, 7/15/42 (a)		3,630	3,815,232
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)		174	184,413
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)		4,884	5,252,711
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)		2,430	2,638,633
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,720	4,126,473
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class A3, 2.88%, 12/15/45		1,870	1,792,685
Series 2012-C10, Class AS, 3.24%, 12/15/45		1,520	1,467,546
Series 2012-C8, Class AS, 3.66%, 8/15/45		2,160	2,167,057
Series 2013-C15, Class A4, 4.15%, 8/15/46 (a)		1,580	1,650,800
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)		1,880	1,955,431

			278,374,521

Total Non-Agency Mortgage-Backed Securities — 9.9%			333,009,048

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.6%
Fannie Mae:
0.00%, 6/01/17—5/15/30 (c)		24,600	19,638,960
2.32%, 8/01/33 (a)		1,774	1,883,714
Federal Farm Credit Banks:
1.69%, 4/09/20		8,000	7,694,680
2.00%, 4/04/22		2,977	2,795,885
Federal Home Loan Bank:
2.88%, 9/11/20		3,805	3,925,044
3.38%, 6/12/20—12/08/23		7,800	8,178,218
4.00%, 9/01/28		1,625	1,627,399
FICO STRIPS, Series 12, 0.00%, 12/06/16 (c)		3,000	2,913,510
Sallie Mae, Inc., 0.00%, 10/03/22 (c)		5,700	4,254,018

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	103

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations (concluded)
Tennessee Valley Authority:
3.50%, 12/15/42	USD	250	$213,820
5.88%, 4/01/36		1,125	1,375,903

			54,501,151
Collateralized Mortgage Obligations — 0.3%
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.37%, 6/25/37		3,187	3,176,808
Series 2010-35, Class EF, 0.70%, 4/25/40		2,352	2,367,165
Series 2010-89, Class CF, 0.60%, 2/25/38		2,257	2,264,731
Freddie Mac REMICS (a):
Series 3667, Class FW, 0.71%, 2/15/38		1,386	1,396,428
Series 3807, Class FN, 0.66%, 2/15/41		1,377	1,384,806

			10,589,938
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series K037, Class A2, 3.49%, 1/25/24		2,580	2,630,356
Mortgage-Backed Securities — 42.5%
Fannie Mae Mortgage-Backed Securities:
1.93%, 4/01/43 (a)		848	856,544
1.95%, 5/01/43 (a)		1,241	1,257,893
2.09%, 6/01/43 (a)		1,448	1,449,537
2.21%, 1/01/36 (a)		940	1,001,472
2.32%, 1/01/35 (a)		1,163	1,230,011
2.34%, 5/01/33 (a)		2,260	2,384,162
2.44%, 2/01/42 (a)		31	32,132
2.50%, 9/01/28 — 4/01/44 (e)		38,465	38,140,769
2.75%, 1/01/42 (a)		743	767,404
2.80%, 8/01/41 (a)		2,051	2,148,336
3.00%, 1/01/27 — 4/01/44 (e)		232,048	225,904,010
3.31%, 9/01/41 (a)		1,098	1,150,285
3.34%, 4/01/40 (a)		240	253,582
3.50%, 2/01/26 — 4/01/44 (e)		73,708	75,094,159
4.00%, 8/01/25 — 4/01/44 (e)		126,020	131,268,513
4.50%, 10/01/24 — 4/01/44 (e)		275,161	293,527,642
5.00%, 1/01/18 — 4/01/44 (e)		56,723	61,878,662
5.50%, 9/01/19 — 4/01/44 (e)		22,242	24,606,397
6.00%, 11/01/22 — 8/01/38		21,348	23,955,960
6.50%, 12/01/30 — 12/01/32		9,110	10,312,821
Freddie Mac Mortgage-Backed Securities:
1.80%, 6/01/43 (a)		418	420,417
U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
2.21%, 10/01/33 (a)	USD	1,116	$1,184,883
2.48%, 5/01/43 (a)		1,016	1,011,927
2.49%, 4/01/38 (a)		1,278	1,348,384
2.50%, 4/01/29 — 4/01/43 (e)		22,959	22,875,304
2.51%, 11/01/36 — 8/01/43 (a)		1,474	1,546,630
2.61%, 1/01/42 (a)		21	22,361
3.00%, 3/01/27 — 6/01/43 (e)		66,206	65,529,269
3.25%, 8/01/41 (a)		1,227	1,296,024
3.33%, 7/01/41 (a)		820	861,708
3.40%, 2/01/40 (a)		1,514	1,596,392
3.50%, 12/01/25 — 4/01/44 (e)		53,999	54,690,567
4.00%, 3/01/26 — 4/01/44 (e)		44,088	45,901,064
4.50%, 8/01/20 — 1/01/42 (e)		42,934	45,815,099
5.00%, 10/01/20 — 4/01/44 (e)		21,346	23,147,755
5.50%, 5/01/34 — 8/01/38		8,604	9,465,270
6.00%, 12/01/28 — 1/01/38		7,201	8,056,565
6.50%, 5/01/21 — 7/01/32		2,687	3,064,610
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 — 4/01/44 (e)		34,810	34,229,273
3.50%, 1/15/41 — 4/01/44 (e)		60,543	61,865,348
4.00%, 9/15/40 — 4/01/44 (e)		44,672	46,973,482
4.50%, 3/15/39 — 9/20/43		55,556	59,949,155
5.00%, 9/15/39 — 5/20/41		27,871	30,736,031
5.50%, 6/15/34 — 7/20/40		9,504	10,585,145
6.00%, 9/20/38 — 10/20/38		3,266	3,699,785

			1,433,092,739
Total U.S. Government Sponsored Agency Securities — 44.5%			1,500,814,184

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27		24,068	33,025,821
6.25%, 5/15/30		26,586	36,896,092
5.00%, 5/15/37		21,563	27,081,791
4.50%, 8/15/39		24,000	28,230,000
4.38%, 5/15/40		11,922	13,768,050
3.88%, 8/15/40		15,149	16,147,895
3.63%, 8/15/43		43,630	44,161,763
U.S. Treasury Inflation Indexed Bond, 0.63%, 1/15/24		62,555	44,938,734
U.S. Treasury Notes:
0.75%, 1/15/17		24,146	24,110,167

104	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes (concluded):
0.88%, 4/30/17	USD	48,051	$47,942,116
1.00%, 8/31/19		143,993	137,378,250
1.13%, 3/31/20		42,437	40,182,534
Total U.S. Treasury Obligations — 14.7%			493,863,213

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(f)		1,264	1,150,240
Diversified Financial Services — 0.1%
JPMorgan Chase & Co., Series Q, 5.15% (a)(f)		1,825	1,710,938
Insurance — 0.1%
The Chubb Corp.
6.00%, 5/11/37		800	977,020
6.38%, 3/29/67(a)		2,550	2,830,500

			3,807,520
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(f)		2,200	2,222,000
Total Capital Trusts — 0.3%			8,890,698

Preferred Stocks — 0.1%		Shares
Diversified Telecommunication Services — 0.1%
Qwest Corp., 7.38%		196,000	5,125,400
Total Preferred Securities — 0.4%			14,016,098
Total Long-Term Investments (Cost — $3,988,852,864) — 119.0%			4,011,501,155

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (g)(h)		16,745,229	16,745,229
Total Short-Term Securities (Cost — $16,745,229) — 0.5%			16,745,229
			Value
Options Purchased (Cost — $214,444) — 0.0%			$2,544
Total Investments Before TBA Sale Commitments and Options Written (Cost — $4,005,812,537*) — 119.5%			4,028,248,928

TBA Sale Commitments (e)		Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/44	USD	37,900	(36,591,266)
3.50%, 4/01/29 - 4/01/44		24,700	(25,101,656)
4.00%, 4/01/44		85,300	(88,658,687)
4.50%, 4/01/44		25,400	(27,094,656)
5.00%, 4/01/29 - 04/01/44		106,200	(115,705,422)
6.00%, 04/01/44		13,000	(14,490,938)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/29		9,000	(9,236,250)
4.50%, 4/01/29 - 4/01/44		5,400	(5,747,469)
5.00%, 4/01/29		1,500	(1,599,375)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 04/01/44		14,000	(15,091,562)
5.00%, 04/01/44		8,000	(8,737,500)
Total TBA Sales Commitments (Proceeds — $348,528,285) — (10.3)%			(348,054,781)
Options Written (Premiums Received — $162,031) — (0.0)%			(2,544)
Total Investments, Net of TBA Sale Commitments and Options Written — 109.2%			3,680,191,603
Liabilities in Excess of Other Assets — (9.2)%			(310,288,625)

Net Assets — 100.0%			$3,369,902,978
* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$4,006,075,917

Gross unrealized appreciation			$60,743,506
Gross unrealized depreciation			(38,570,495)

Net unrealized appreciation			$22,173,011

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	105

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Amount is less than $500.

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$29,888,609	$(87,259)
BNP Paribas Securities Corp.	$(18,025,000)	$33,260
Citigroup Global Markets, Inc.	$26,234,422	$36,177
Credit Suisse Securities (USA) LLC	$58,201,203	$(225,010)
Deutsche Bank Securities Inc.	$105,714,491	$146,345
Goldman Sachs & Co.	$42,355,375	$(28,818)
J.P. Morgan Securities LLC	$4,740,578	$272,145
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(6,258,469)	$(8,910)
Morgan Stanley & Co. LLC	$9,815,094	$(128,320)
Nomura Securities International, Inc.	$18,321,703	$28,653
RBC Capital Markets LLC	$2,816,625	$11,375
RBS Securities Inc.	$26,771,930	$62,166
Wells Fargo Securities LLC	$87,426,836	$273,971
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	538,812,448	(522,067,219)	16,745,229	$64,175
BlackRock Cash Funds: Prime, SL Agency Shares	68,186,051	(68,186,051)	—	$25,188

(h)	Represents the current yield as of report date.

106	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
COP	Certificates of Participation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
NYSE	New York Stock Exchange
NZD	New Zealand Dollar
OTC	Over-the-Counter
RB	Revenue Bonds
REMICS	Real Estate Mortgage Investment Conduits
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal Securities
USD	U.S. Dollar

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1,312	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	288,066,000	$(381,570)
52	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	6,185,563	113
745	10-Year Australian T-Bond	Sydney Futures Exchange	June 2014	USD	79,833,657	301,802
788	Euro-Bund Future	Eurex	June 2014	USD	155,651,587	632,583
342	U.S. Long Bond	Chicago Board of Trade	June 2014	USD	45,560,812	(14,947)
959	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	238,982,800	16,620
(548)	10-Year Canada Bond Future	Montreal	June 2014	USD	64,406,730	(207,784)
(1,639)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	202,416,500	620,967
(377)	U.K. Long Gilt Bond	NYSE Liffe	June 2014	USD	68,841,314	6,875
(373)	Ultra Long-Term U.S. Treasury Bond	Chicago Board of Trade	June 2014	USD	53,886,844	(465,328)
(959)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	236,980,888	451,357
Total						$960,688

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	107

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,239,000	USD	3,887,057	Barclays Bank PLC	6/11/14	$25,436
AUD	10,937,000	USD	9,802,341	Citibank N.A.	6/11/14	292,242
AUD	7,779,120	USD	6,977,778	Credit Suisse International	6/11/14	202,160
AUD	8,084,561	USD	7,251,755	Credit Suisse International	6/11/14	210,098
AUD	8,520,000	USD	7,607,849	Credit Suisse International	6/11/14	255,903
AUD	16,896,000	USD	15,232,150	Credit Suisse International	6/11/14	362,445
AUD	5,585,000	USD	5,048,946	HSBC Bank PLC	6/11/14	105,872
AUD	1,325,000	USD	1,199,334	JPMorgan Chase Bank N.A.	6/11/14	23,608
AUD	348,000	USD	314,995	JPMorgan Chase Bank N.A.	6/11/14	6,200
AUD	310,000	USD	284,983	JPMorgan Chase Bank N.A.	6/11/14	1,139
AUD	2,124,000	USD	1,949,269	UBS AG	6/11/14	11,131
AUD	5,462,000	USD	5,031,840	UBS AG	6/11/14	9,452
AUD	10,524,000	USD	9,392,828	UBS AG	6/11/14	320,566
AUD	4,235,000	USD	3,877,092	Westpac Banking Corp.	6/11/14	31,710
AUD	5,590,000	USD	5,044,830	Westpac Banking Corp.	6/11/14	114,603
CAD	5,575,000	USD	4,955,564	Citibank N.A.	6/11/14	79,005
CAD	2,629,000	USD	2,328,774	Deutsche Bank AG	6/11/14	45,375
CAD	1,999,000	USD	1,783,189	Goldman Sachs International	6/11/14	22,031
CAD	14,937,000	USD	13,448,639	Royal Bank of Canada	6/11/14	40,394
CAD	7,666,000	USD	6,902,140	Royal Bank of Canada	6/11/14	20,731
CAD	433,000	USD	387,918	State Street Bank and Trust Co.	6/11/14	3,107
EUR	30,972,000	USD	42,522,636	Deutsche Bank AG	6/11/14	141,095
EUR	6,026,000	USD	8,327,149	Goldman Sachs International	6/11/14	(26,372)
EUR	2,334,000	USD	3,215,106	HSBC Bank PLC	6/11/14	(36)
EUR	3,928,000	USD	5,413,275	JPMorgan Chase Bank N.A.	6/11/14	(2,480)
EUR	829,000	USD	1,140,465	JPMorgan Chase Bank N.A.	6/11/14	1,477
EUR	5,740,000	USD	7,965,737	JPMorgan Chase Bank N.A.	6/11/14	(58,924)
EUR	5,617,000	USD	7,754,325	UBS AG	6/11/14	(16,943)
GBP	3,961,000	USD	6,584,370	Goldman Sachs International	6/11/14	15,749
GBP	8,598,000	USD	14,351,653	HSBC Bank PLC	6/11/14	(25,011)
GBP	3,971,000	USD	6,616,814	HSBC Bank PLC	6/11/14	(31)
GBP	224,000	USD	373,641	HSBC Bank PLC	6/11/14	(395)
GBP	2,216,000	USD	3,696,379	HSBC Bank PLC	6/11/14	(3,911)
GBP	17,381,000	USD	28,862,106	UBS AG	6/11/14	99,439
JPY	1,173,500,000	USD	11,500,730	Barclays Bank PLC	6/11/14	(127,054)
JPY	599,550,000	USD	5,838,844	Barclays Bank PLC	6/11/14	(27,947)
JPY	599,550,000	USD	5,838,838	BNP Paribas S.A.	6/11/14	(27,941)
JPY	197,800,000	USD	1,921,412	Citibank N.A.	6/11/14	(4,316)
JPY	1,570,500,000	USD	15,271,059	Credit Suisse International	6/11/14	(49,620)
JPY	647,250,000	USD	6,300,856	Credit Suisse International	6/11/14	(27,645)
JPY	596,300,000	USD	5,829,789	Deutsche Bank AG	6/11/14	(50,392)
JPY	143,200,000	USD	1,391,369	Goldman Sachs International	6/11/14	(3,461)
JPY	358,200,000	USD	3,532,409	Goldman Sachs International	6/11/14	(60,699)
JPY	681,900,000	USD	6,737,210	Goldman Sachs International	6/11/14	(128,169)
JPY	647,250,000	USD	6,295,471	Goldman Sachs International	6/11/14	(22,261)
JPY	161,000,000	USD	1,587,710	Goldman Sachs International	6/11/14	(27,282)
JPY	681,900,000	USD	6,737,923	HSBC Bank PLC	6/11/14	(128,881)
JPY	147,800,000	USD	1,449,031	JPMorgan Chase Bank N.A.	6/11/14	(16,539)
JPY	590,050,000	USD	5,826,883	JPMorgan Chase Bank N.A.	6/11/14	(108,061)
JPY	596,300,000	USD	5,808,834	UBS AG	6/11/14	(29,436)
NOK	47,206,000	USD	7,889,099	Barclays Bank PLC	6/11/14	(26,692)
NOK	2,447,000	USD	408,524	Barclays Bank PLC	6/11/14	(964)

108	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	2,252,000	USD	374,461	Deutsche Bank AG	6/11/14	$621
NOK	4,640,000	USD	773,359	HSBC Bank PLC	6/11/14	(543)
NOK	26,735,000	USD	4,484,196	JPMorgan Chase Bank N.A.	6/11/14	(31,342)
NZD	5,175,000	USD	4,403,744	Barclays Bank PLC	6/11/14	62,230
NZD	3,194,000	USD	2,668,331	HSBC Bank PLC	6/11/14	88,059
NZD	20,833,000	USD	17,404,305	HSBC Bank PLC	6/11/14	574,370
NZD	3,172,000	USD	2,690,300	Westpac Banking Corp.	6/11/14	47,105
NZD	9,441,000	USD	8,023,018	Westpac Banking Corp.	6/11/14	124,472
SEK	2,598,000	USD	406,132	BNP Paribas S.A.	6/11/14	(5,172)
SEK	20,456,000	USD	3,182,389	Deutsche Bank AG	6/11/14	(25,330)
SEK	12,328,000	USD	1,939,585	Deutsche Bank AG	6/11/14	(36,953)
SEK	21,984,000	USD	3,461,406	Deutsche Bank AG	6/11/14	(68,524)
SEK	11,528,000	USD	1,783,947	Deutsche Bank AG	6/11/14	(4,783)
SEK	237,643,000	USD	36,786,130	HSBC Bank PLC	6/11/14	(109,704)
SEK	17,184,000	USD	2,688,109	HSBC Bank PLC	6/11/14	(36,031)
SEK	69,749,000	USD	10,755,021	JPMorgan Chase Bank N.A.	6/11/14	9,631
SEK	14,141,000	USD	2,223,987	UBS AG	6/11/14	(41,548)
USD	4,452,743	AUD	4,848,000	Bank of America N.A.	6/11/14	(21,843)
USD	3,953,366	AUD	4,403,000	Barclays Bank PLC	6/11/14	(110,496)
USD	3,845,115	AUD	4,185,000	Barclays Bank PLC	6/11/14	(17,537)
USD	4,297,179	AUD	4,672,000	BNP Paribas S.A.	6/11/14	(14,962)
USD	756,042	AUD	835,000	Deutsche Bank AG	6/11/14	(14,642)
USD	3,795,846	AUD	4,195,000	Deutsche Bank AG	6/11/14	(76,037)
USD	3,794,699	AUD	4,191,000	Deutsche Bank AG	6/11/14	(73,491)
USD	4,378,916	AUD	4,881,000	Royal Bank of Canada	6/11/14	(126,128)
USD	6,997,554	AUD	7,586,000	UBS AG	6/11/14	(4,138)
USD	14,815,279	AUD	16,618,000	UBS AG	6/11/14	(522,728)
USD	32,512,843	AUD	36,469,000	UBS AG	6/11/14	(1,147,151)
USD	3,210,732	CAD	3,555,000	Royal Bank of Canada	6/11/14	348
USD	390,861	CAD	433,000	State Street Bank and Trust Co.	6/11/14	(165)
USD	1,691,891	EUR	1,224,000	Bank of America N.A.	6/11/14	5,839
USD	10,335,968	EUR	7,458,000	Barclays Bank PLC	6/11/14	62,621
USD	870,275	EUR	631,000	Barclays Bank PLC	6/11/14	1,077
USD	2,643,071	EUR	1,914,000	Citibank N.A.	6/11/14	6,549
USD	1,532,885	EUR	1,116,500	Deutsche Bank AG	6/11/14	(5,086)
USD	395,346	EUR	288,000	Deutsche Bank AG	6/11/14	(1,372)
USD	10,329,690	EUR	7,460,000	Deutsche Bank AG	6/11/14	53,588
USD	3,859,472	EUR	2,772,000	Deutsche Bank AG	6/11/14	41,060
USD	3,478,210	EUR	2,525,000	HSBC Bank PLC	6/11/14	39
USD	7,576,632	EUR	5,509,000	JPMorgan Chase Bank N.A.	6/11/14	(11,980)
USD	3,553,045	EUR	2,550,000	Royal Bank of Scotland PLC	6/11/14	40,436
USD	19,946,286	EUR	14,391,000	UBS AG	6/11/14	122,776
USD	4,253,588	EUR	3,086,000	UBS AG	6/11/14	2,643
USD	1,156,630	EUR	842,000	UBS AG	6/11/14	(3,219)
USD	8,853,278	GBP	5,320,000	Deutsche Bank AG	6/11/14	(11,311)
USD	8,009,976	GBP	4,821,000	Deutsche Bank AG	6/11/14	(23,141)
USD	4,208,015	GBP	2,521,000	HSBC Bank PLC	6/11/14	7,333
USD	8,003,008	GBP	4,820,000	HSBC Bank PLC	6/11/14	(28,443)
USD	4,274,577	GBP	2,574,000	HSBC Bank PLC	6/11/14	(14,417)
USD	370,345	GBP	223,000	HSBC Bank PLC	6/11/14	(1,234)
USD	2,715,020	GBP	1,640,000	State Street Bank and Trust Co.	6/11/14	(17,673)
USD	3,870,369	GBP	2,331,000	State Street Bank and Trust Co.	6/11/14	(13,721)
USD	807,030	GBP	486,000	UBS AG	6/11/14	(2,780)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	109

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	44,040,869	JPY	4,508,085,000	BNP Paribas S.A.	6/11/14	$348,069
USD	16,889,667	JPY	1,728,850,000	BNP Paribas S.A.	6/11/14	133,485
USD	8,238,436	JPY	841,300,000	Citibank N.A.	6/11/14	84,474
USD	728,562	JPY	74,400,000	Citibank N.A.	6/11/14	7,470
USD	3,765,168	JPY	385,700,000	Credit Suisse International	6/11/14	26,926
USD	11,527,861	JPY	1,192,850,000	Deutsche Bank AG	6/11/14	(33,358)
USD	11,533,813	JPY	1,192,850,000	Deutsche Bank AG	6/11/14	(27,406)
USD	3,852,134	JPY	393,950,000	Deutsche Bank AG	6/11/14	33,932
USD	3,847,995	JPY	393,950,000	Deutsche Bank AG	6/11/14	29,793
USD	1,560,452	JPY	158,600,000	HSBC Bank PLC	6/11/14	23,286
USD	6,747,036	JPY	686,550,000	JPMorgan Chase Bank N.A.	6/11/14	92,926
USD	1,937,398	JPY	197,800,000	State Street Bank and Trust Co.	6/11/14	20,301
USD	7,773,068	JPY	795,900,000	UBS AG	6/11/14	59,128
USD	6,934,488	JPY	705,700,000	UBS AG	6/11/14	94,775
USD	1,551,814	JPY	158,600,000	UBS AG	6/11/14	14,647
USD	26,447,921	NOK	159,256,000	BNP Paribas S.A.	6/11/14	(77,000)
USD	3,455,455	NOK	20,807,000	BNP Paribas S.A.	6/11/14	(10,060)
USD	780,705	NOK	4,727,000	Deutsche Bank AG	6/11/14	(6,601)
USD	1,574,959	NOK	9,542,000	JPMorgan Chase Bank N.A.	6/11/14	(14,311)
USD	397,411	NOK	2,385,000	UBS AG	6/11/14	177
USD	3,150,427	NZD	3,751,000	Barclays Bank PLC	6/11/14	(86,649)
USD	1,947,710	NZD	2,276,000	Barclays Bank PLC	6/11/14	(16,456)
USD	186,456	NZD	222,000	Barclays Bank PLC	6/11/14	(5,128)
USD	16,079,090	NZD	19,130,000	Credit Suisse International	6/11/14	(429,912)
USD	13,919,252	NZD	16,360,000	Credit Suisse International	6/11/14	(199,268)
USD	787,850	NZD	926,000	Credit Suisse International	6/11/14	(11,279)
USD	3,917,922	NZD	4,620,000	Royal Bank of Canada	6/11/14	(69,093)
USD	184,976	NZD	220,000	UBS AG	6/11/14	(4,882)
USD	3,153,000	NZD	3,750,000	UBS AG	6/11/14	(83,213)
USD	3,920,506	NZD	4,625,000	Westpac Banking Corp.	6/11/14	(70,823)
USD	12,515,409	SEK	80,205,000	Deutsche Bank AG	6/11/14	137,040
USD	1,543,778	SEK	9,973,000	HSBC Bank PLC	6/11/14	4,604
USD	4,988,894	SEK	31,892,000	HSBC Bank PLC	6/11/14	66,870
USD	2,757,225	SEK	17,645,000	JPMorgan Chase Bank N.A.	6/11/14	33,999
USD	9,775,324	SEK	62,561,000	JPMorgan Chase Bank N.A.	6/11/14	120,026
USD	3,512,699	SEK	22,502,000	JPMorgan Chase Bank N.A.	6/11/14	39,873
Total						$293,039

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Eurodollar 1-Year Mid-Curve Options	Put	USD 98.50	6/13/14	407	$2,544

110	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Eurodollar 1-Year Mid-Curve Options	Put	USD 98.25	6/13/14	407	$(2,544)

•	Centrally cleared credit default swaps – sold protection outstanding as of March 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America High Yield Series 20, Version 1	5.00%	Chicago Mercantile	6/20/18	B+	USD 16,200	$901,013
Dow Jones CDX North America High Yield Series 21, Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD 56,700	14,178
Total						$915,191

[1] Using Standard and Poor’s rating of the underlying securities of the index.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.27%[3]	3-Month LIBOR	Chicago Mercantile	N/A	11/15/20	USD 51,153	$(5,137)
2.38%[3]	3-Month LIBOR	Chicago Mercantile	6/30/14[5]	2/15/21	USD 51,930	101,495
1.73%[3]	6-Month EURIBOR	Chicago Mercantile	6/10/14[5]	2/15/23	EUR 22,340	(170,448)
1.71%[3]	6-Month EURIBOR	Chicago Mercantile	6/10/14[5]	2/15/23	EUR 10,320	(53,558)
4.20%[4]	3-Month LIBOR	Chicago Mercantile	2/07/19[5]	2/07/24	USD 22,400	169,811
4.23%[4]	3-Month LIBOR	Chicago Mercantile	2/11/19[5]	2/11/24	USD 22,700	196,829
4.07%[4]	3-Month LIBOR	Chicago Mercantile	3/18/19[5]	3/18/24	USD 22,700	29,462
3.63%[4]	3-Month LIBOR	Chicago Mercantile	N/A	8/15/39	USD 19,632	473,652
3.65%[3]	3-Month LIBOR	Chicago Mercantile	N/A	2/07/44	USD 5,400	(117,561)
3.67%[3]	3-Month LIBOR	Chicago Mercantile	N/A	2/10/44	USD 5,850	(150,213)
3.56%[3]	3-Month LIBOR	Chicago Mercantile	N/A	3/18/44	USD 5,850	(17,680)
Total						$456,652

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Appreciation
2.84%[3]	3-Month LIBOR	Royal Bank of Scotland PLC	2/08/19[5]	2/08/24	USD 32,100	$87,494	—	$87,494
[3] Master Portfolio pays the floating rate and receives the fixed rate.
[4] Master Portfolio pays the fixed rate and receives the floating rate.
[5] Forward swap.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	111

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$432,790,095	$13,271,017	$446,061,112
Corporate Bonds	—	1,180,184,686	—	1,180,184,686
Foreign Agency Obligations	—	16,921,152	—	16,921,152
Municipal Bonds	—	26,631,662	—	26,631,662
Non-Agency Mortgage-Backed Securities	—	333,009,048	—	333,009,048
U.S. Government Sponsored Agency Securities	—	1,500,814,184	—	1,500,814,184
U.S. Treasury Obligations	—	493,863,213	—	493,863,213
Preferred Securities	$5,125,400	8,890,698	—	14,016,098
Short-Term Securities	16,745,229	—	—	16,745,229
Options Purchased:
Interest Rate Contracts	2,544	—	—	2,544
Liabilities:
Investments:
TBA Sale Commitments	—	(348,054,781)	—	(348,054,781)

Total	$21,873,173	$3,645,049,957	$13,271,017	$3,680,194,147

112	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$915,191	—	$915,191
Forward foreign currency exchange contracts	—	5,063,566	—	5,063,566
Interest rate contracts	$2,030,317	1,058,743	—	3,089,060
Liabilities:
Forward foreign currency exchange contracts	—	(4,770,527)	—	(4,770,527)
Interest rate contracts	(1,072,173)	(514,597)	—	(1,586,770)

Total	$958,144	$1,752,376	—	$2,710,520

[1]   Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,246,015	—	—	$5,246,015
Cash pledged for financial futures contracts	11,848,000	—	—	11,848,000
Cash pledged for centrally cleared swaps	5,054,000	—	—	5,054,000
Liabilities:
Bank overdraft	—	$(18,091,913)	—	(18,091,913)
Cash received as collateral for TBA transactions	—	(530,000)	—	(530,000)

Total	$22,148,015	$(18,621,913)	—	$3,526,102

There were no transfers between levels during the period ended March 31, 2014.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	113

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 38.1%
Active Stock Master Portfolio	$251,652,607	$251,652,607
BlackRock Commodity Strategies Fund	5,883,628	57,424,205
BlackRock Emerging Markets Fund, Inc.	1,657,600	32,273,480
International Tilts Master Portfolio	$104,317,162	104,317,162
iShares MSCI Canada ETF (b)	328,995	9,721,802
iShares MSCI EAFE Small-Cap ETF	305,069	15,924,602
Master Small Cap Index Series	$71,208,574	71,208,574
Russell 1000® Index Master Portfolio	$55,249,579	55,249,579

		597,772,011
Fixed Income Funds — 61.7%
CoreAlpha Bond Master Portfolio	$819,845,594	819,845,594
iShares TIPS Bond ETF	1,335,136	149,668,746

		969,514,340
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	2,828,149	2,828,149
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	6,869,927	6,869,927

		9,698,076
Total Affiliated Investment Companies (Cost — $1,457,754,113*) — 100.4%		1,576,984,427
Liabilities in Excess of Other Assets — (0.4)%		(6,593,416)

Net Assets — 100.0%		$1,570,391,011

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,459,289,765

Gross unrealized appreciation	$122,789,595
Gross unrealized depreciation	(5,094,933)

Net unrealized appreciation	$117,694,662

114	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Notes to Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$301,116,371	—		$(49,463,764)[1]	$251,652,607	$251,652,607	$1,229,617	$31,600,918
ACWI ex-US Index Master Portfolio	$21,332,804	—		$(21,332,804)[1]	—	—	$158,363	$3,675,324
BlackRock Cash Funds:
Institutional, SL Agency Shares	24,241,785	—		(21,413,636)[1]	2,828,149	$2,828,149	$1,180	—
BlackRock Cash Funds:
Prime, SL Agency Shares	3,861,905	3,008,022	[2]	—	6,869,927	$6,869,927	$10,008	—
BlackRock Commodity Strategies Fund	6,117,587	4,128		(238,087)	5,883,628	$57,424,205	—	$(234,520)
BlackRock Emerging Markets Fund, Inc.	779,979	877,621		—	1,657,600	$32,273,480	—	—
CoreAlpha Bond Master Portfolio	$829,309,521	—		$(9,463,927)[1]	$819,845,594	$819,845,594	$5,425,015	$494,634
International Tilts Master Portfolio	$52,994,384	$51,322,778	[2]	—	$104,317,162	$104,317,162	939,994	—
iShares MSCI Canada ETF	300,512	28,483		—	328,995	$9,721,802	—	—
iShares MSCI EAFE ETF	515,589	—		(515,589)	—	—	—	$12,245,156
iShares MSCI EAFE Small-Cap ETF	316,636	580		(12,147)	305,069	$15,924,602	—	$87,765
iShares MSCI Emerging Markets ETF	282,562	—		(282,562)	_	_	—	$3,708,467
iShares TIPS Bond ETF	1,368,622	2,706		(36,192)	1,335,136	$149,668,746	—	$(128,139)
Master Small Cap Index Series	$74,174,910	—		$(2,966,336)[1]	$71,208,574	$71,208,574	$188,649	$1,999,240
Russell 1000® Index Master Portfolio	$11,344,510	$43,905,069	[2]	—	$55,249,579	$55,249,579	$147,031	$64,178
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	115

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$274,710,911	$1,302,273,516	—	$1,576,984,427

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(7,161,000) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March31, 2014.

116	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 50.9%
Active Stock Master Portfolio	$630,406,268	$630,406,268
BlackRock Commodity Strategies Fund	10,617,930	103,630,997
BlackRock Emerging Markets Fund, Inc. (b)	4,132,253	80,454,960
International Tilts Master Portfolio	$263,094,428	263,094,428
iShares Cohen & Steers REIT ETF (b)	433,112	35,619,131
iShares International Developed Real Estate ETF	1,195,893	35,936,585
iShares MSCI Canada ETF (b)	840,072	24,824,128
iShares MSCI EAFE Small-Cap ETF	744,278	38,851,311
Master Small Cap Index Series	$112,607,935	112,607,935
Russell 1000® Index Master Portfolio	$104,401,839	104,401,839

		1,429,827,582
Fixed Income Funds — 49.0%
CoreAlpha Bond Master Portfolio	$1,186,977,106	1,186,977,106

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds
iShares TIPS Bond ETF	1,698,926	$190,449,605

		1,377,426,711
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	2,936,827	2,936,827
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	27,266,122	27,266,122

		30,202,949
Total Affiliated Investment Companies (Cost — $2,558,066,600*) — 101.0%		2,837,457,242
Liabilities in Excess of Other Assets — (1.0)%		(27,398,245)

Net Assets — 100.0%		$2,810,058,997

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,573,039,799

Gross unrealized appreciation	$285,410,042
Gross unrealized depreciation	(20,992,599)

Net unrealized appreciation	$264,417,443

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$734,517,624	—		$(104,111,356)[1]	$630,406,268	$630,406,268	$3,026,579	$72,953,056
ACWI ex-US Index Master Portfolio	$31,390,459	—		$(31,390,459)[1]	—	—	230,421	$5,120,287
BlackRock Cash Funds: Institutional, SL Agency Shares	40,527,090	—		(37,590,263)[1]	2,936,827	$2,936,827	$2,461	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,350,735	20,915,387	[2]	—	27,266,122	$27,266,122	$27,105	—
BlackRock Commodity Strategies Fund	$11,033,370	40,423		(455,863)	10,617,930	$103,630,997	—	$(464,721)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	117

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014		Income	Realized Gain (Loss)
BlackRock Emerging Markets Fund, Inc.	$1,998,897	2,133,356		—	4,132,253		$80,454,960	—	—
CoreAlpha Bond Master Portfolio	$1,188,795,466	—		$(1,818,360)[1]	$1,186,977,106		$1,186,977,106	$7,759,316	$542,387
International Tilts Master Portfolio	$133,430,820	$129,663,608	[2]	—	$263,094,428		$263,094,428	$2,359.036	(979,633)
iShares Cohen & Steers REIT ETF	440,037	17,265		(24,190)	433,112		$35,619,131	$267,172	$86,436
iShares International Developed Real Estate ETF	1,210,918	20,275		(35,300)	1,195,893		$35,936,585	$223,467	$68,212
iShares MSCI Canada ETF	851,740	4,363		(16,031)	840,072		$24,824,128	—	$(80,001)
iShares MSCI EAFE ETF	1,555,425	—		(1,555,425)			$—	—	$34,762,048
iShares MSCI EAFE Small-Cap ETF	754,858	3,954		(14,534)	744,278		$38,851,312	—	$102,472
iShares MSCI Emerging Markets ETF	811,846	—		(811,846)		$		—	$6,723,393
iShares TIPS Bond ETF	1,738,491	9,378		(48,943)	1,698,926		$190,449,605	—	$(486,752)
Master Small Cap Index Series	$115,162,753	—		$(2,554,818)[1]	$112,607,935		$112,607,935	$292,579	$2,472,103
Russell 1000® Index Master Portfolio	$18,841,005	$85,560,834	[2]	—	$104,401,839		$104,401,839	$276,434	$140,340

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

118	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Lifepath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$539,969,666	$2,297,487,576	—	$2,837,457,242

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(28,421,364) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	119

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 59.6%
Active Stock Master Portfolio	$16,371,860	$16,371,860
BlackRock Commodity Strategies Fund	245,870	2,399,687
BlackRock Emerging Markets Fund, Inc.	111,085	2,162,834
International Tilts Master Portfolio	$6,993,719	6,993,719
iShares Cohen & Steers REIT ETF	16,711	1,374,313
iShares International Developed Real Estate ETF	46,179	1,387,679
iShares MSCI Canada ETF (b)	21,303	629,504
iShares MSCI EAFE Small-Cap ETF	20,525	1,071,405
Master Small Cap Index Series	$2,261,676	2,261,676
Russell 1000 Index Master Portfolio	$3,033,458	3,033,458

		37,686,135
Fixed Income Funds — 40.2%
CoreAlpha Bond Master Portfolio	$22,305,347	22,305,347
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds
iShares TIPS Bond ETF	28,086	$3,148,441

		25,453,788
Short-Term Securities — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	182,166	182,166
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	576,821	576,821

		758,987
Total Affiliated Investment Companies (Cost — $58,848,721*) — 101.0%		63,898,910
Liabilities in Excess of Other Assets — (1.0)%		(641,017)

Net Assets — 100.0%		$63,257,893

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$58,865,812

Gross unrealized appreciation	$5,235,898
Gross unrealized depreciation	(202,800)

Net unrealized appreciation	$5,033,098

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$16,200,209	$171,651	[1]	—	$16,371,860	$16,371,860	$70,924	$202,264
ACWI ex-US Index Master Portfolio	$3,441,408	—		$(3,441,408)[2]	—	—	$23,031	$310,256
BlackRock Cash Funds: Institutional, SL Agency Shares	878,780	—		(696,614)	182,166	$182,166	$69	—
BlackRock Cash Funds: Prime, SL Agency Shares	139,240	437,581	[1]	—	576,821	$576,821	$297	—
BlackRock Commodity Strategies Fund	230,922	18,813		(3,865)	245,870	$2,399,687	—	$(3,005)

120	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
BlackRock Emerging Markets Fund, Inc.	51,487	59,598		—	111,085	$2,162,834	—	—
CoreAlpha Bond Master Portfolio	$20,623,592	$1,681,755	[1]	—	$22,305,347	$22,305,347	$155,755	$(11,869)
International Tilts Master Portfolio	$3,511,358	$3,482,361	[1]	—	$6,993,719	$6,993,719	$66,842	—
iShares Cohen & Steers REIT ETF	15,153	2,074		(516)	16,711	$1,374,313	$9,865	$(222)
iShares International Developed Real Estate ETF	41,657	6,201		(1,679)	46,179	$1,387,679	$8,199	$(5,810)
iShares MSCI Canada ETF	20,187	1,116		—	21,303	$629,504	—	$—
iShares MSCI EAFE ETF	4,629	—		(4,629)	—	$—	—	$77,884
iShares MSCI EAFE Small-Cap ETF	18,607	2,005		(87)	20,525	$1,071,405	—	$721
iShares MSCI Emerging Markets ETF	3,183	—		(3,183)	—	—	—	$3,782
iShares TIPS Bond ETF	26,539	2,613		(1,066)	28,086	$3,148,441	—	$(11,539)
Master Small Cap Index Series	$2,253,163	$8,513	[1]	—	$2,261,676	$2,261,676	$5,578	$14,828
Russell 1000 Index Master Portfolio	$1,991,780	$1,041,678	[1]	—	$3,033,458	$3,033,458	$14,566	$6,464
[1] Represents net shares/beneficial interest purchased. [2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	121

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,932,850	$50,966,060	—	$63,898,910

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(601,260) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

122	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 66.9%
Active Stock Master Portfolio	$749,004,944	$749,004,944
BlackRock Commodity Strategies Fund	10,281,657	100,348,968
BlackRock Emerging Markets Fund, Inc.	5,227,951	101,788,215
International Tilts Master Portfolio	$330,862,585	330,862,585
iShares Cohen & Steers REIT ETF (b)	954,819	78,524,315
iShares International Developed Real Estate ETF	2,514,652	75,565,293
iShares MSCI Canada ETF (b)	1,042,382	30,802,388
iShares MSCI EAFE Small-Cap ETF	970,927	50,682,389
Master Small Cap Index Series	$85,088,437	85,088,437
Russell 1000® Index Master Portfolio	$159,794,042	159,794,042

		1,762,461,576
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 32.9%
CoreAlpha Bond Master Portfolio	772,439,461	772,439,461
Fixed Income Funds
iShares TIPS Bond ETF	842,882	$94,487,072

		866,926,533
Short-Term Securities — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	$5,555,041	5,555,041
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	$27,117,927	27,117,927

		32,672,968
Total Affiliated Investment Companies (Cost — $2,349,554,328*) — 101.0%		2,662,061,077
Liabilities in Excess of Other Assets — (1.0)%		(25,987,329)

Net Assets — 100.0%		$2,636,073,748

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,367,847,710

Gross unrealized appreciation	$317,581,069
Gross unrealized depreciation	(23,367,702)

Net unrealized appreciation	$294,213,367

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$883,697,843	—		$(134,692,899)[1]	$749,004,944	$749,004,944	$3,601,645	$89,356,626
ACWI ex-US Index Master Portfolio	$52,940,137	—		$(52,940,137)[1]	—	—	$379,077	$6,882,068
BlackRock Cash Funds: Institutional, SL Agency Shares	59,018,753	—		(53,463,712)[1]	$5,555,041	$5,555,041	$2,928	$—
BlackRock Cash Funds: Prime, SL Agency Shares	9,641,041	17,476,886	[2]	—	$27,117,927	$27,117,927	$28,309	$—
BlackRock Commodity Strategies Fund	10,830,777	84,350		(633,470)	10,281,657	$100,348,968	$—	$(627,312)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	123

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
BlackRock Emerging Markets Fund, Inc.	2,516,085	2,711,866		—	5,227,951	$101,788,215	$—	$—
CoreAlpha Bond Master Portfolio	$777,088,211	—		$(4,648,750)[1]	$772,439,461	$772,439,461	$5,053,212	$264,441
International Tilts Master Portfolio	$165,412,631	$165,449,954	[2]	—	$330,862,585	$330,862,585	$2,919,376	$(1,210,719)
iShares Cohen & Steers REIT ETF	951,541	43,930		(40,652)	954,819	$78,524,315	$587,260	$35,895
iShares International Developed Real Estate ETF	2,422,429	148,843		(56,620)	2,514,652	$75,565,293	$452,463	$(172,149)
iShares MSCI Canada ETF	1,012,839	57,321		(27,778)	1,042,382	$30,802,388	$—	$(138,623)
iShares MSCI EAFE ETF	1,843,415	—		(1,843,415)	—	$—	$—	$40,465,200
iShares MSCI EAFE Small-Cap ETF	973,793	24,341		(27,207)	970,927	$50,682,389	$—	$192,033
iShares MSCI Emerging Markets ETF	954,459	—		(954,459)	—	$—	$—	$6,364,747
iShares TIPS Bond ETF	863,157	9,272		(29,547)	842,882	$94,487,072	$—	$(309,290)
Master Small Cap Index Series	$87,580,909	—		$(2,492,472)[1]	$85,088,437	$85,088,437	$219,927	$1,968,074
Russell 1000® Index Master Portfolio	$48,110,697	$111,683,345	[2]	—	$159,794,042	$159,794,042	$471,977	$244,311
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

124	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$564,871,608	$2,097,189,469	—	$2,662,061,077

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(28,266,890) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	125

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.6%
Active Stock Master Portfolio	$15,851,163	$15,851,163
BlackRock Commodity Strategies Fund	206,424	2,014,698
BlackRock Emerging Markets Fund, Inc.	114,619	2,231,641
International Tilts Master Portfolio	$7,163,977	7,163,977
iShares Cohen & Steers REIT ETF (b)	22,886	1,882,145
iShares International Developed Real Estate ETF	63,190	1,898,859
iShares MSCI Canada ETF	21,991	649,834
iShares MSCI EAFE Small-Cap ETF	21,255	1,109,511
Master Small Cap Index Series	$1,500,735	1,500,735
Russell 1000 Index Master Portfolio	$3,853,940	3,853,940

		38,156,503
Fixed Income Funds — 26.2%
CoreAlpha Bond Master Portfolio	$12,516,310	12,516,310
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
iShares TIPS Bond ETF	9,752	$1,093,199

		13,609,509
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	139,718	139,718
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	384,509	384,509

		524,227
Total Affiliated Investment Companies (Cost — $47,749,917*) — 100.8%		52,290,239
Liabilities in Excess of Other Assets — (0.8)%		(415,550)

Net Assets — 100.0%		$51,874,689
* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$47,768,219

Gross unrealized appreciation		$4,681,303
Gross unrealized depreciation		(159,283)

Net unrealized appreciation		$4,522,020

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$15,692,296	$158,867	[1]	—	$15,851,163	$15,851,163	$67,257	$1,167,126
ACWI ex-US Index Master Portfolio	$3,491,240	—		$(3,491,240)[2]	—	—	$23,959	$400,451
BlackRock Cash Funds: Institutional, SL Agency Shares	197,195	—		(57,477)[2]	139,718	$139,718	$41	—
BlackRock Cash Funds: Prime, SL Agency Shares	22,990	361,519	[1]	—	384,509	$384,509	$356	—
BlackRock Commodity Strategies Fund	185,770	24,420		(3,766)	206,424	$2,014,698	—	$(3,038)

126	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
BlackRock Emerging Markets Fund, Inc.	49,659	64,960		—	114,619	$2,231,641	—	—
CoreAlpha Bond Master Portfolio	$10,906,911	$1,609,399	[1]	—	$12,516,310	$12,516,310	$77,518	$3,146
International Tilts Master Portfolio	$3,382,020	$3,781,957	[1]	—	$7,163,977	$7,163,977	$60,477	$(27,190)
iShares Cohen & Steers REIT ETF	19,728	3,783		(625)	22,886	$1,882,145	$13,632	$(291)
iShares International Developed Real Estate ETF	55,507	10,220		(2,537)	63,190	$1,898,859	$11,457	$(8,555)
iShares MSCI Canada ETF	19,860	2,131		—	21,991	$649,834	$—	$—
iShares MSCI EAFE ETF	2,162	—		(2,162)	—	—	—	$36,763
iShares MSCI EAFE Small-Cap ETF	17,921	3,395		(61)	21,255	$1,109,511	—	$537
iShares MSCI Emerging Markets ETF	2,166	—		(2,166)	—	—	—	$3,010
iShares TIPS Bond ETF	8,983	835		(66)	9,752	$1,093,199	$—	$(725)
Master Small Cap Index Series	$1,350,347	$150,388	[1]	—	$1,500,735	$1,500,735	$3,458	$9,143
Russell 1000 Index Master Portfolio	$1,842,488	$2,011,452	[1]	—	$3,853,940	$3,853,940	$16,092	$9,018
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	127

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,404,114	$40,886,125	—	$52,290,239

The carrying value for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(400,800) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

128	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 79.6%
Active Stock Master Portfolio	$663,469,638	$663,469,638
BlackRock Commodity Strategies Fund	8,125,239	79,302,333
BlackRock Emerging Markets Fund, Inc.	4,855,757	94,541,580
International Tilts Master Portfolio	$305,418,395	305,418,395
iShares Cohen & Steers REIT ETF (b)	1,065,517	87,628,118
iShares International Developed Real Estate ETF	2,870,276	86,251,794
iShares MSCI Canada ETF (b)	954,139	28,194,807
iShares MSCI EAFE Small-Cap ETF	898,535	46,903,527
Master Small Cap Index Series	$52,587,364	52,587,364
Russell 1000® Index Master Portfolio	$177,687,937	177,687,937

		1,621,985,493
Fixed Income Funds — 20.2%
CoreAlpha Bond Master Portfolio	$394,137,068	394,137,068
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
iShares TIPS Bond ETF	153,891	$17,251,181

		411,388,249
Short-Term Securities — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	6,675,060	6,675,060
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	49,994,976	49,994,976

		56,670,036
Total Affiliated Investment Companies (Cost — $1,820,031,279*) — 102.6%		2,090,043,778
Liabilities in Excess of Other Assets — (2.6)%		(53,325,481)

Net Assets — 100.0%		$2,036,718,297
* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$1,842,064,871

Gross unrealized appreciation		$273,717,456
Gross unrealized depreciation		(25,738,549)

Net unrealized appreciation		$247,978,907

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$799,127,066	—		$(135,657,428)[1]	$663,469,638	$663,469,638	$3,212,741	$83,737,864
ACWI ex-US Index Master Portfolio	$46,818,008	—		$(46,818,008)[1]	—	—	$344,364	$5,248,956
BlackRock Cash Funds: Institutional, SL Agency Shares	33,479,740	—		(26,804,680)[2]	6,675,060	$6,675,060	$2,779	—
BlackRock Cash Funds: Prime, SL Agency Shares	5,267,073	44,727,903	[2]	—	49,994,976	$49,994,976	$32,745	—
BlackRock Commodity Strategies Fund	8,674,420	77,116		(626,297)	8,125,239	$79,302,333	—	$(628,671)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	129

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
BlackRock Emerging Markets Fund, Inc.	2,360,437	2,495,320		—	4,855,757	$94,541,580	—	—
CoreAlpha Bond Master Portfolio	$401,864,037	—		$(7,726,969)	$394,137,068	$394,137,068	$2,597,792	$92,607
International Tilts Master Portfolio	$154,522,993	$150,895,402		—	$305,418,395	$305,418,395	$2,452,853	$(1,121,869)
iShares Cohen & Steers REIT ETF	1,112,408	72,620		(119,511)	1,065,517	$87,628,118	$640,026	$450,266
iShares International Developed Real Estate ETF	2,633,592	305,913		(69,229)	2,870,276	$86,251,794	$517,728	$(264,212)
iShares MSCI Canada ETF	958,137	30,237		(34,235)	954,139	$28,194,807	—	$(170,846)
iShares MSCI EAFE ETF	1,749,865	—		(1,749,865)	—	—	—	$37,379,682
iShares MSCI EAFE Small-Cap ETF	901,955	27,644		(31,064)	898,535	$46,903,527	—	$219,018
iShares MSCI Emerging Markets ETF	896,775	—		(896,775)	—	—	—	$5,281,800
iShares TIPS Bond ETF	165,134	1,477		(12,720)	153,891	$17,251,181	—	$(129,507)
Master Small Cap Index Series	$54,999,126	—		$(2,411,762)[2]	$52,587,364	$52,587,364	$137,093	$1,507,397
Russell 1000® Index Master Portfolio	$66,301,350	$111,386,587	[1]	—	$177,687,937	$177,687,937	$532,618	$285,936
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

130	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$496,743,376	$1,593,300,402	—	$2,090,043,778

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(52,113,220) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	131

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.4%
Active Stock Master Portfolio	$10,181,719	$10,181,719
BlackRock Commodity Strategies Fund	115,251	1,124,850
BlackRock Emerging Markets Fund, Inc.	75,867	1,477,132
International Tilts Master Portfolio	$4,797,795	4,797,795
iShares Cohen & Steers REIT ETF (b)	17,026	1,400,218
iShares International Developed Real Estate ETF	47,013	1,412,741
iShares MSCI Canada ETF (b)	14,842	438,581
iShares MSCI EAFE Small-Cap ETF	13,982	729,860
Master Small Cap Index Series	$681,855	681,855
Russell 1000 Index Master Portfolio	$2,907,021	2,907,021

		25,151,772
Fixed Income Fund — 15.0%
CoreAlpha Bond Master Portfolio	$4,417,268	4,417,268

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	97,383	$97,383
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	239,311	239,311

		336,694
Total Affiliated Investment Companies (Cost — $27,181,052*) — 101.5%		29,905,734
Liabilities in Excess of Other Assets — (1.5)%		(442,742)
Net Assets — 100.0%		$29,462,992
* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$27,184,953

Gross unrealized appreciation		$2,793,112
Gross unrealized depreciation		(72,331)

Net unrealized appreciation		$2,720,781

Notes to Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$9,802,020	$379,699	[1]	—	$10,181,719	$10,181,719	$43,190	$105,406
ACWI ex-US Index Master Portfolio	$2,401,366	—		$(2,401,366)[2]	—	—	$17,968	$226,924
BlackRock Cash Funds: Institutional, SL Agency Shares	265,609	—		(168,226)[2]	97,383	$97,383	$61	—
BlackRock Cash Funds: Prime, SL Agency Shares	35,707	203,604	[1]	—	239,311	$239,311	$343	—
BlackRock Commodity Strategies Fund	104,395	12,321		(1,465)	115,251	$1,124,850	—	$(1,322)
BlackRock Emerging Markets Fund, Inc.	32,449	43,418		—	75,867	$1,477,132	—	—
CoreAlpha Bond Master Portfolio	$3,788,075	$629,193	[1]	—	$4,417,268	$4,417,268	$28,721	$(1,888)
International Tilts Master Portfolio	$2,238,771	$2,559,024	[1]	—	$4,797,795	$4,797,795	$43,136	—
iShares Cohen & Steers REIT ETF	14,280	2,904		(158)	17,026	$1,400,218	$9,988	$(176)

132	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	40,655	6,930		(572)	47,013	$1,412,741	$8,480	$(1,979)
iShares MSCI Canada ETF	12,795	2,047		—	14,842	$438,581	—	—
iShares MSCI EAFE ETF	966	—		(966)	—	—	—	$15,564
iShares MSCI EAFE Small-Cap ETF	10,610	3,372		—	13,982	$729,860	—	—
iShares MSCI Emerging Markets ETF	855	—		(855)	—	—	—	$1,640
Master Small Cap Index Series	$585,447	$96,408	[1]	—	$681,855	$681,855	$1,515	$4,025
Russell 1000 Index Master Portfolio	$1,631,516	$1,275,505	[1]	—	$2,907,021	$2,907,021	$12,191	$1,711
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	133

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,920,076	$22,985,658	—	$29,905,734

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(249,450) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

134	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 90.0%
Active Stock Master Portfolio	$136,795,071	$136,795,071
BlackRock Commodity Strategies Fund	1,469,543	14,342,741
BlackRock Emerging Markets Fund, Inc.	1,042,777	20,302,877
International Tilts Master Portfolio	$65,075,761	65,075,761
iShares Cohen & Steers REIT ETF	245,496	20,189,591
iShares International Developed Real Estate ETF	677,824	20,368,611
iShares MSCI Canada ETF (b)	204,998	6,057,691
iShares MSCI EAFE Small-Cap ETF	192,424	10,044,533
Master Small Cap Index Series	$7,739,437	7,739,437
Russell 1000® Index Master Portfolio	$41,597,208	41,597,208

		342,513,521
Fixed Income Fund — 9.7%
CoreAlpha Bond Master Portfolio	$37,158,161	37,158,161

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	947,069	$947,069
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	4,281,343	4,281,343

		5,228,412
Total Affiliated Investment Companies (Cost — $337,832,562*) — 101.1%		384,900,094
Liabilities in Excess of Other Assets — (1.1)%		(4,301,319)

Net Assets — 100.0%		$380,598,775
* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$338,982,011

Gross unrealized appreciation		$47,507,342
Gross unrealized depreciation		(1,589,259)

Net unrealized appreciation		$45,918,083

Notes to Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$176,775,516	—		$(39,980,445)[1]	$136,795,071	$136,795,071	$644,073	$19,181,609
ACWI ex-US Index Master Portfolio	$27,522,238	—		$(27,522,238)[1]	—	—	$194,766	$2,865,385
BlackRock Cash Funds: Institutional, SL Agency Shares	5,872,036	—		(4,924,967)[1]	947,069	$947,069	$477	—
BlackRock Cash Funds: Prime, SL Agency Shares	859,378	3,421,965	[2]	—	4,281,343	$4,281,343	$4,030	—
BlackRock Commodity Strategies Fund	1,705,352	13,903		(249,712)	1,469,543	$14,342,741	$—	$(306,637)
BlackRock Emerging Markets Fund, Inc.	539,560	503,217		—	1,042,777	$20,302,877	—	—
CoreAlpha Bond Master Portfolio	$40,230,315	—		$(3,072,154)[1]	$37,158,161	$37,158,161	$246,977	$(22,769)
International Tilts Master Portfolio	$36,382,911	$28,692,850	[2]	—	$65,075,761	$65,075,761	—	—

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	135

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

iShares Cohen & Steers REIT ETF	260,332	43,784		(58,620)	245,496	$20,189,591	$140,720	$(44,353)
iShares International Developed Real Estate ETF	725,825	45,569		(93,570)	677,824	$20,368,611	$125,000	$(253,635)
iShares MSCI Canada ETF	209,515	25,655		(30,172)	204,998	$6,057,691	—	$(53,558)
iShares MSCI EAFE ETF	211,392	—		(211,392)	—	$—	—	$3,846,398
iShares MSCI EAFE Small-Cap ETF	203,079	16,678		(27,333)	192,424	$10,044,533	—	$230,463
iShares MSCI Emerging Markets ETF	113,169	—		(113,169)	—	—	—	$452,035
Master Small Cap Index Series	8,543,922	—		$(804,485)[1]	$7,739,437	$7,739,437	$19,648	$394,091
Russell 1000® Index Master Portfolio	21,543,179	$20,054,029	[2]	—	$41,597,208	$41,597,208	—	$(2,321)
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securitis.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$96,534,456	$288,365,638	—	$384,900,094

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(4,462,740) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

136	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 95.2%
Active Stock Master Portfolio	$4,010,853	$4,010,853
BlackRock Commodity Strategies Fund	45,049	439,674
BlackRock Emerging Markets Fund, Inc.	31,383	611,022
International Tilts Master Portfolio	$1,983,884	1,983,884
iShares Cohen & Steers REIT ETF	7,929	652,081
iShares International Developed Real Estate ETF	21,893	657,885
iShares MSCI Canada ETF	6,166	182,205
iShares MSCI EAFE Small-Cap ETF	5,776	301,507
Master Small Cap Index Series	$221,469	221,469
Russell 1000 Index Master Portfolio	$1,266,137	1,266,137

		10,326,717
Fixed Income Fund — 4.5%
CoreAlpha Bond Master Portfolio	$484,755	484,755

Affiliated Investment Companies (a)	Shares	Value
Short-Term Security — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10% (b)	55,305	$55,305
Total Affiliated Investment Companies (Cost — $9,982,730*) — 100.2%		10,866,777
Liabilities in Excess of Other Assets — (0.2)%		(17,107)

Net Assets — 100.0%		$10,849,670

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,985,510

Gross unrealized appreciation	$925,258
Gross unrealized depreciation	(43,991)

Net unrealized appreciation	$881,267

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$3,613,769	$397,084	[1]	—	$4,010,853	$4,010,853	$16,377	$55,249
ACWI ex-US Index Master Portfolio	$873,314	—		$(873,314)[2]	—	—	$5,653	$83,224
BlackRock Cash Funds: Institutional, SL Agency Shares	—	55,305	[1]	—	55,305	$55,305	$161	—
BlackRock Cash Funds: Prime, SL Agency Shares	460	—		(460)[2]	—	—	—	—
BlackRock Commodity Strategies Fund	39,004	7,384	[1]	(1,339)[2]	45,049	$439,674	—	$(1,174)
BlackRock Emerging Markets Fund, Inc.	14,149	17,234	[1]	—	31,383	$611,022	—	—
CoreAlpha Bond Master Portfolio	$405,498	$79,257	[1]	—	$484,755	$484,755	$3,201	$(166)
International Tilts Master Portfolio	$941,978	$1,041,906	[1]	—	$1,983,884	$1,983,884	$18,889	—

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	137

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
iShares Cohen & Steers REIT ETF	6,422	1,570		(63)	7,929	$652,081	$4,615	$(76)
iShares International Developed Real Estate ETF	18,191	4,344		(642)	21,893	$657,885	$3,922	$(2,591)
iShares MSCI Canada ETF	4,965	1,201		—	6,166	$182,205	—	—
iShares MSCI EAFE Small-Cap ETF	4,611	1,165		—	5,776	$301,507	—	—
Master Small Cap Index Series	$185,783	$35,686	[1]	—	$221,469	$221,469	$488	$1,289
Russell 1000 Index Master Portfolio	$843,407	$422,730	[1]	—	$1,266,137	$1,266,137	$5,692	$1,019

1 Represents net shares/beneficial interest purchased.

2 Represents net shares/beneficial interest sold.

(b)	Represents the current yield as of report date.

138	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,899,679	$7,967,098	—	$10,866,777

There were no transfers between levels during the period ended March 31, 2014.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	139

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest		Value
Equity Funds — 38.2%
ACWI ex-US Index Master Portfolio		$28,817,564	$28,817,564
iShares Cohen & Steers REIT ETF		3,384	278,300
iShares Core MSCI Total International Stock ETF (b)		170,532	9,856,750
iShares International Developed Real Estate ETF		11,850	356,093
iShares MSCI EAFE Small-Cap ETF		76,962	4,017,416
Master Small Cap Index Series		$15,726,198	15,726,198
Russell 1000 Index Master Portfolio		$73,364,984	73,364,984

			132,417,305
Fixed Income Funds — 61.6%
Bond Index Master Portfolio		182,192,348	182,192,348
iShares TIPS Bond ETF		277,178	31,071,654

			213,264,002
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	USD	796,339	796,339
Affiliated Investment Companies (a)	Shares/ Beneficial Interest		Value
Short-Term Securities
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)		95,571	$95,571

			891,910
Total Investments (Cost — $316,402,981*) — 100.1%			346,573,217
Liabilities in Excess of Other Assets — (0.1)%			(222,966)

Net Assets — 100.0%			$346,350,251

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$316,542,111

Gross unrealized appreciation	$31,738,041
Gross unrealized depreciation	(1,706,935)

Net unrealized appreciation	$30,031,106

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$30,353,814	—		$(1,536,250)[1]	$28,817,564	$28,817,564	$328,036	$1,324,866
BlackRock Cash Funds: Institutional, SL Agency Shares	—	796,339	[2]	—	796,339	$796,339	$409	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	95,571	[2]	—	95,571	$95,571	$2,602	—
Bond Index Master Portfolio	$169,273,201	$12,919,147	[2]	—	$182,192,348	$182,192,348	$766,051	$348,488
iShares Cohen & Steers REIT ETF	3,384	—		—	3,384	$278,300	$2,160	—
iShares Core MSCI Total International Stock ETF	83,874	88,470		(1,812)	170,532	$9,856,750	—	$(2,476)

140	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

iShares International Developed Real Estate ETF	11,591	259		—	11,850	$356,093	$2,242	—
iShares MSCI EAFE Small-Cap ETF	68,691	9,714		(1,443)	76,962	$4,017,416	—	$12,570
iShares TIPS Bond ETF	257,137	29,649		(9,608)	277,178	$31,071,654	—	$(94,603)
Master Small Cap Index Series	$14,746,591	$979,607	[2]	—	$15,726,198	$15,726,198	$37,087	$98,430
Russell 1000 Index Master Portfolio	$68,706,189	$4,658,795	[2]	—	$73,364,984	$73,364,984	$325,067	$174,437
[1] Represents beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$46,472,123	$300,101,094	—	$346,573,217

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	141

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

Certain of the LifePath Index Master Portfolio’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(99,620) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

142	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 50.9%
ACWI ex-US Index Master Portfolio	$76,911,626	$76,911,626
iShares Cohen & Steers REIT ETF (b)	120,610	9,918,966
iShares Core MSCI Total International Stock ETF	399,995	23,119,711
iShares International Developed Real Estate ETF	332,952	10,005,208
iShares MSCI EAFE Small-Cap ETF	198,733	10,373,863
Master Small Cap Index Series	$26,923,454	26,923,454
Russell 1000 Index Master Portfolio	$193,075,377	193,075,377

		350,328,205
Fixed Income Funds — 49.1%
Bond Index Master Portfolio	$291,213,331	291,213,331
iShares TIPS Bond ETF	417,725	46,826,973

		338,040,304
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	2,005,094	$2,005,094
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	1,025,356	1,025,356

		3,030,450
Total Affiliated Investment Companies (Cost — $623,381,179*) — 100.4%		691,398,959
Liabilities in Excess of Other Assets — (0.4)%		(2,895,957)

Net Assets — 100.0%		$688,503,002

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$623,467,929

Gross unrealized appreciation	$70,509,122
Gross unrealized depreciation	(2,578,092)

Net unrealized appreciation	$67,931,030

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$77,124,004	—		$(212,378)[1]	$76,911,626	$76,911,626	$861,843	$3,596,106
BlackRock Cash Funds: Institutional, SL Agency Shares	9,967,374	—		(7,962,280)[1]	2,005,094	$2,005,094	$908	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,438,693	—		(413,337)	1,025,356	$1,025,356	$4,321	—
Bond Index Master Portfolio	$257,871,235	$33,342,096	[2]	—	$291,213,331	$291,213,331	$1,201,667	$521,342
iShares Cohen & Steers REIT ETF	108,921	11,689		—	120,610	$9,918,966	$75,438	—
iShares Core MSCI Total International Stock ETF	193,241	206,754		—	399,995	$23,119,711	—	—
iShares International Developed Real Estate ETF	289,005	43,947		—	332,952	$10,005,208	$59,644	—

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	143

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

iShares MSCI EAFE Small-Cap ETF	178,968	19,765		—	198,733	$10,373,863	—	—
iShares TIPS Bond ETF	369,942	47,783		—	417,725	$46,826,973	—	—
Master Small Cap Index Series	$24,216,498	$2,706,956	[2]	—	$26,923,454	$26,923,454	$67,330	$275,349
Russell 1000 Index Master Portfolio	$176,902,400	$16,172,977	[2]	—	$193,075,377	$193,075,377	$867,333	$2,319,822
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$103,275,171	$588,123,788	—	$691,398,959

The carrying amount for certain of the LifePath Index Master Portfolio’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(1,068,800) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

144	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 59.4%
ACWI ex-US Index Master Portfolio	$33,025,318	$33,025,318
iShares Cohen & Steers REIT ETF	98,305	8,084,603
iShares Core MSCI Total International Stock ETF (b)	416,163	24,054,222
iShares International Developed Real Estate ETF	271,434	8,156,592
iShares MSCI EAFE Small-Cap ETF	114,412	5,972,306
Master Small Cap Index Series	$11,794,859	11,794,859
Russell 1000 Index Master Portfolio	$111,673,841	111,673,841

		202,761,741
Fixed Income Funds — 40.5%
Bond Index Master Portfolio	$119,626,490	119,626,490
iShares TIPS Bond ETF	165,774	18,583,265

		138,209,755
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	1,509,507	1,509,507
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	1,056,900	$1,056,900

		2,566,407
Total Affiliated Investment Companies (Cost — $310,121,909*) — 100.6%		343,537,903
Liabilities in Excess of Other Assets — (0.6)%		(1,911,787)

Net Assets — 100.0%		$341,626,116

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$310,148,484

Gross unrealized appreciation	$34,343,789
Gross unrealized depreciation	(954,370)

Net unrealized appreciation	$33,389,419

(a)	Investments in issuers considered to be an affiliate of the Lifepath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$34,070,416	—		$(1,045,098)[1]	$33,025,318	$33,025,318	$379,968	$1,531,897
BlackRock Cash Funds: Institutional, SL Agency Shares	1,693,531	—		(184,024)[1]	1,509,507	$1,509,507	$679	$—
BlackRock Cash Funds: Prime, SL Agency Shares	152,872	904,028	[2]	—	1,056,900	$1,056,900	$4,911	$—
Bond Index Master Portfolio	$97,116,958	$22,509,532	[2]	—	$119,626,490	$119,626,490	$477,352	$218,718
iShares Cohen & Steers REIT ETF	75,900	22,596		(191)	98,305	$8,084,603	$58,593	$(331)
iShares Core MSCI Total International Stock ETF	203,485	212,678		—	416,163	$24,054,222	$—	$—
iShares International Developed Real Estate ETF	212,927	59,038		(531)	271,434	$8,156,592	$48,985	$(2,474)

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	145

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

iShares MSCI EAFE Small-Cap ETF	91,119	23,293		—	114,412	$5,972,306	$—	$—
iShares TIPS Bond ETF	133,346	32,763		(335)	165,774	$18,583,265	$—	$(3,677)
Master Small Cap Index Series	$9,807,944	$1,986,915	[2]	—	$11,794,859	$11,794,859	$26,682	$69,618
Russell 1000 Index Master Portfolio	$93,120,930	$18,552,911	[2]	—	$111,673,841	$111,673,841	$482,453	$257,198
[1] Represents net shares / beneficial interest sold.
[2] Represents net shares / beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$67,417,395	$276,120,508	—	$343,537,903

The carrying amount for certain of the LifePath Index Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(1,101,680) is categorized as level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

146	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 66.9%
ACWI ex-US Index Master Portfolio	$84,317,428	$84,317,428
iShares Cohen & Steers REIT ETF (b)	232,899	19,153,614
iShares Core MSCI Total International Stock ETF	500,867	28,950,113
iShares International Developed Real Estate ETF	643,025	19,322,901
iShares MSCI EAFE Small-Cap ETF	226,926	11,845,537
Master Small Cap Index Series	$18,660,106	18,660,106
Russell 1000 Index Master Portfolio	$222,767,579	222,767,579

		405,017,278
Fixed Income Funds — 33.0%
Bond Index Master Portfolio	$174,227,237	174,227,237
iShares TIPS Bond ETF	$226,652	25,407,689

		199,634,926
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	4,358,092	$4,358,092
BlackRock Cash Funds: Prime, SL Agency Shares, 0.11% (c)(d)	5,591,397	5,591,397

		9,949,489
Total Affiliated Investment Companies (Cost — $544,495,980*) — 101.5%		614,601,693
Liabilities in Excess of Other Assets — (1.5)%		(8,842,225)

Net Assets — 100.0%		$605,759,468

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$544,552,381

Gross unrealized appreciation	$71,915,606
Gross unrealized depreciation	(1,866,294)

Net unrealized appreciation	$70,049,312

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$83,164,979	$1,152,449	[1]	—	$84,317,428	$84,317,428	$932,628	$3,760,187
BlackRock Cash Funds: Institutional, SL Agency Shares	7,986,051	—		(3,627,959)[2]	4,358,092	$4,358,092	$1,052	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,186,223	4,405,174	[1]	—	5,591,397	$5,591,397	$5,958	—
Bond Index Master Portfolio	$151,754,457	$22,472,780	[1]	—	$174,227,237	$174,227,237	$712,190	$324,088
iShares Cohen & Steers REIT ETF	191,736	41,163			232,899	$19,153,614	$137,100	—
iShares Core MSCI Total International Stock ETF	233,547	267,320		—	500,867	$28,950,113	—	—
iShares International Developed Real Estate ETF	541,466	101,559		—	643,025	$19,322,901	$114,321	—

See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	147

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

iShares MSCI EAFE Small-Cap ETF	196,792	30,134		—	226,926	$11,845,537	—	—
iShares TIPS Bond ETF	195,508	31,144		—	226,652	$25,407,689	—	—
Master Small Cap Index Series	$16,591,741	$2,068,365	[1]	—	$18,660,106	$18,660,106	$42,775	$113,213
Russell 1000 Index Master Portfolio	$198,522,223	$24,245,356	[1]	—	$222,767,579	$222,767,579	$979,196	$522,405
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$114,629,343	$499,972,350	—	$614,601,693

The carrying amount for certain of the LifePath Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(5,828,300) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

See Notes to Financial Statements.

148	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.5%
ACWI ex-US Index Master Portfolio	$31,239,844	$31,239,844
iShares Cohen & Steers REIT ETF	124,203	10,214,455
iShares Core MSCI Total International Stock ETF	393,925	22,768,865
iShares International Developed Real Estate ETF (b)	342,990	10,306,850
iShares MSCI EAFE Small-Cap ETF	109,607	5,721,485
Master Small Cap Index Series	$7,275,738	7,275,738
Russell 1000 Index Master Portfolio	$106,965,305	106,965,305

		194,492,542
Fixed Income Funds — 26.3%
Bond Index Master Portfolio	$61,545,572	61,545,572
iShares TIPS Bond ETF	71,585	8,024,679

		69,570,251
Short-Term Securities — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	3,154,232	3,154,232
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	3,414,673	$3,414,673

		6,568,905
Total Affiliated Investment Companies (Cost — $241,352,516*) — 102.3%		270,631,698
Liabilities in Excess of Other Assets — (2.3)%		(6,154,248)

Net Assets — 100.0%		$264,477,450

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$241,373,844

Gross unrealized appreciation	$29,886,702
Gross unrealized depreciation	(628,848)

Net unrealized appreciation	$29,257,854

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$31,482,192	—		$(242,348)[1]	$31,239,844	$31,239,844	$351,800	$1,420,712
BlackRock Cash Funds: Institutional, SL Agency Shares	2,983,691	170,541	[2]	—	3,154,232	$3,154,232	$690	—
BlackRock Cash Funds: Prime, SL Agency Shares	422,661	2,992,012	[2]	—	3,414,673	$3,414,673	$5,656	—
Bond Index Master Portfolio	$48,306,107	$13,239,465	[2]	—	$61,545,572	$61,545,572	$239,827	$109,756
iShares Cohen & Steers REIT ETF	91,219	34,329		(1,345)	124,203	$10,214,455	$71,195	$(956)
iShares Core MSCI Total International Stock ETF	174,457	219,468		—	393,925	$22,768,865	—	—

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	149

Schedule of Investment (concluded)	LifePath Index 2035 Master Portfolio

iShares International Developed Real Estate ETF	255,720	88,017		(747)	342,990	$10,306,850	$60,000	$(3,589)
iShares MSCI EAFE Small-Cap ETF	79,972	29,635		—	109,607	$5,721,485	—	—
iShares TIPS Bond ETF	54,523	17,225		(163)	71,585	$8,024,679	—	$(1,893)
Master Small Cap Index Series	$5,780,864	$1,494,874	[2]	—	$7,275,738	$7,275,738	$15,730	$41,420
Russell 1000 Index Master Portfolio	$85,615,886	$21,349,419	[2]	—	$106,965,305	$106,965,305	$447,007	$239,618
[1] Represents net shares sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$63,605,239	$207,026,459	—	$270,631,698

The carrying amount for certain of the LifePath Index Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(3,559,350) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

150	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 79.5%
ACWI ex-US Index Master Portfolio	$58,666,289	$58,666,289
iShares Cohen & Steers REIT ETF (b)	208,708	17,164,146
iShares Core MSCI Total International Stock ETF	439,318	25,392,580
iShares International Developed Real Estate ETF	576,232	17,315,772
iShares MSCI EAFE Small-Cap ETF	166,976	8,716,147
Master Small Cap Index Series	$9,359,243	9,359,243
Russell 1000 Index Master Portfolio	$166,988,091	166,988,091

		303,602,268
Fixed Income Funds — 20.3%
Bond Index Master Portfolio	$70,443,980	70,443,980
iShares TIPS Bond ETF	63,073	7,070,483

		77,514,463
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	2,128,754	$2,128,754
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	1,626,151	1,626,151

		3,754,905
Total Affiliated Investment Companies (Cost — $623,381,179*) — 100.8%		384,871,636
Liabilities in Excess of Other Assets — (0.8)%		(3,048,102)

Net Assets — 100.0%		$381,823,534

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$337,181,723

Gross unrealized appreciation	$48,746,690
Gross unrealized depreciation	(1,056,777)

Net unrealized appreciation	$47,689,913

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$58,103,694	$562,595	[1]	—	$58,666,289	$58,666,289	$650,097	$2,624,958
BlackRock Cash Funds: Institutional, SL Agency Shares	9,901,805	—		(7,773,051)[2]	2,128,754	$2,128,754	$592	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,601,109	25,042	[1]	—	1,626,151	$1,626,151	$2,349	—
Bond Index Master Portfolio	$60,291,643	$10,152,337	[1]	—	$70,443,980	$70,443,980	$285,231	$130,171
iShares Cohen & Steers REIT ETF	168,092	42,339		(1,723)	208,708	$17,164,146	$122,518	$(940)
iShares Core MSCI Total International Stock ETF	219,153	220,165		—	439,318	$25,392,580	—	—
iShares International Developed Real Estate ETF	473,164	103,068		—	576,232	$17,315,772	$103,105	—

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	151

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

iShares MSCI EAFE Small-Cap ETF	136,704	30,272		—	166,976	$8,716,147	—	—
iShares TIPS Bond ETF	52,135	10,938		—	63,073	$7,070,483	—	—
Master Small Cap Index Series	$8,099,953	$1,259,290	[1]	—	$9,359,243	$9,359,243	$21,071	$55,710
Russell 1000 Index Master Portfolio	$146,029,644	$20,958,447	[1]	—	$166,988,091	$166,988,091	$725,302	$388,372
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$79,414,034	$305,457,602	—	$384,871,636

The carrying amount for certain of the LifePath Index Master Portfolio’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(1,695,050) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

152	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.0%
ACWI ex-US Index Master Portfolio	$16,237,583	$16,237,583
iShares Cohen & Steers REIT ETF	84,389	6,940,151
iShares Core MSCI Total International Stock ETF (b)	274,187	15,848,009
iShares International Developed Real Estate ETF	233,081	7,004,084
iShares MSCI EAFE Small-Cap ETF	63,580	3,318,876
Master Small Cap Index Series	$2,947,517	2,947,517
Russell 1000 Index Master Portfolio	$63,861,921	63,861,921

		116,158,141
Fixed Income Fund — 14.8%
Bond Index Master Portfolio	$20,298,050	20,298,050
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	771,606	771,606
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities (concluded)
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	320,443	$320,443

		1,092,049
Total Affiliated Investment Companies (Cost — $122,405,426*) — 100.6%		137,548,240
Liabilities in Excess of Other Assets — (0.6)%		(832,799)

Net Assets — 100.0%		$136,715,441

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$122,430,111

Gross unrealized appreciation	$15,427,101
Gross unrealized depreciation	(308,972)

Net unrealized appreciation	$15,118,129

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$16,417,020	—		$(179,437)[1]	$16,237,583	$16,237,583	$182,896	$738,689
BlackRock Cash Funds: Institutional, SL Agency Shares	1,287,557	—		(515,951)[1]	771,606	$771,606	$477	—
BlackRock Cash Funds: Prime, SL Agency Shares	130,390	190,053	[2]	—	320,443	$320,443	$5,191	—
Bond Index Master Portfolio	$15,395,190	$4,902,860	[2]	—	$20,298,050	$20,298,050	$77,606	$35,417
iShares Cohen & Steers REIT ETF	60,986	24,966		(1,563)	84,389	$6,940,151	$48,967	$(269)
iShares Core MSCI Total International Stock ETF	135,389	138,798		—	274,187	$15,848,009	—	—
iShares International Developed Real Estate ETF	171,773	63,145		(1,837)	233,081	$7,004,084	$41,497	$(5,595)
iShares MSCI EAFE Small-Cap ETF	45,315	18,265		—	63,580	$3,318,876	—	—

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	153

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Master Small Cap Index Series	$2,236,711	$710,806	[2]	—	$2,947,517	$2,947,517	$6,308	$16,392
Russell 1000 Index Master Portfolio	$50,080,549	$13,781,372	[2]	—	$63,861,921	$63,861,921	$265,046	$141,626
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$34,203,169	$103,345,071	—	$137,548,240

The carrying amount for certain of the LifePath Index Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(334,020) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

154	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 90.2%
ACWI ex-US Index Master Portfolio	$16,877,410	$16,877,410
iShares Cohen & Steers REIT ETF	90,499	7,442,638
iShares Core MSCI Total International Stock ETF (b)	275,808	15,941,702
iShares International Developed Real Estate ETF	249,994	7,512,320
iShares MSCI EAFE Small-Cap ETF	65,112	3,398,846
Master Small Cap Index Series	$2,472,879	2,472,879
Russell 1000 Index Master Portfolio	$65,550,370	65,550,370

		119,196,165
Fixed Income Fund — 9.6%
Bond Index Master Portfolio	$12,773,632	12,773,632
Short-Term Securities — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	686,311	686,311
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	2,994,961	$2,994,961

		3,681,272
Total Affiliated Investment Companies (Cost — $121,039,560*) — 102.6%		135,651,069
Liabilities in Excess of Other Assets — (2.6)%		(3,459,023)

Net Assets — 100.0%		$132,192,046

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$121,058,670

Gross unrealized appreciation	$14,971,207
Gross unrealized depreciation	(378,808)

Net unrealized appreciation	$14,592,399

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$16,802,884	$74,526	[1]	—	$16,877,410	$16,877,410	$188,557	$763,072
BlackRock Cash Funds: Institutional, SL Agency Shares	6,512,071	—		(5,825,760)[2]	686,311	$686,311	$440	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,066,024	1,928,937	[1]	—	2,994,961	$2,994,961	$4,878	—
Bond Index Master Portfolio	$9,824,212	$2,949,420	[1]	—	$12,773,632	$12,773,632	$49,523	$22,855
iShares Cohen & Steers REIT ETF	67,415	23,084		—	90,499	$7,442,638	$53,616	—
iShares Core MSCI Total International Stock ETF	150,119	125,689		—	275,808	$15,941,702	—	—
iShares International Developed Real Estate ETF	189,671	60,323		—	249,994	$7,512,320	$44,799	—
iShares MSCI EAFE Small-Cap ETF	47,447	17,665		—	65,112	$3,398,846	—	—

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	155

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

Master Small-Cap Index Series	$1,960,716	$512,163	[1]	—	$2,472,879	$2,472,879	$5,382	$14,091
Russell 1000 Index Master Portfolio	$52,721,354	$12,829,016	[1]	—	$65,550,370	$65,550,370	$275,763	$148,218
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$37,976,778	$97,674,291	—	$135,651,069

Certain of the LifePath Index Master Portfolio’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(3,121,855) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

156	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 95.2%
ACWI ex-US Index Master Portfolio	$3,489,115	$3,489,115
iShares Cohen & Steers REIT ETF	24,144	1,985,603
iShares Core MSCI Total International Stock ETF (b)	80,636	4,660,761
iShares International Developed Real Estate ETF	66,519	1,998,896
iShares MSCI EAFE Small-Cap ETF	16,171	844,126
Master Small Cap Index Series	$572,741	572,741
Russell 1000 Index Master Portfolio	$16,137,303	16,137,303

		29,688,545
Fixed Income Fund — 4.5%
Bond Index Master Portfolio	$1,413,629	1,413,629
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	140,654	140,654
Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	22,487	$22,487

		163,141
Total Affiliated Investment Companies (Cost — $28,251,111*) — 100.2%		31,265,315
Liabilities in Excess of Other Assets — (0.2)%		(72,043)

Net Assets — 100.0%		$31,193,272

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,259,485

Gross unrealized appreciation	$3,109,773
Gross unrealized depreciation	(103,943)

Net unrealized appreciation	$3,005,830

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	157

Schedule of Investments (continued)	LifePath Index 2055 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$3,512,892	—		$(23,777)[1]	$3,489,115	$3,489,115	$39,374	$159,537
BlackRock Cash Funds: Institutional, SL Agency Shares	692,770	—		(552,116)[1]	140,654	$140,654	$102	—
BlackRock Cash Funds: Prime, SL Agency Shares	95,386	—		(72,899)[1]	22,487	$22,487	$968	—
Bond Index Master Portfolio	$1,044,823	$368,806	[2]	—	$1,413,629	$1,413,629	$5,366	$2,484
iShares Cohen & Steers REIT ETF	17,432	6,774		(62)	24,144	$1,985,603	$13,857	$(151)
iShares Core MSCI Total International Stock ETF	46,664	33,972		—	80,636	$4,660,761	—	—
iShares International Developed Real Estate ETF	49,144	17,689		(314)	66,519	$1,998,896	$11,803	$(1,435)
iShares MSCI EAFE Small-Cap ETF	11,583	4,588		—	16,171	$844,126	—	—
Master Small Cap Index Series	$445,733	$127,008	[2]	—	$572,741	$572,741	$1,242	$3,233
Russell 1000 Index Master Portfolio	$12,722,972	$3,414,331	[2]	—	$16,137,303	$16,137,303	$67,215	$36,276
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

158	MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,652,527	$21,612,788	—	$31,265,315

The carrying amount for certain of the LifePath Index Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(23,440) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

MASTER INVESTMENT PORTFOLIOS	MARCH 31, 2014	159

Schedule of Investments March 31, 2014 (Unaudited)	Government Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.06%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,000,002, collateralized by a U.S. Treasury obligation, 0.00%, due 5/08/14, original par and fair values of $1,020,100 and $1,020,065, respectively)	$1,000	$1,000,000
Total Value of Barclays Capital, Inc. (collateral value of $1,020,065)		1,000,000
BNP Paribas Securities Corp., 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,000,001, collateralized by a U.S. Treasury obligation, 0.13%, due 4/15/18, original par and fair value of $985,900 and $1,020,028, respectively)	1,000	1,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,020,028)		1,000,000
Citigroup Global Markets, Inc., 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,500,002, collateralized by a U.S. Treasury obligation, 0.25%, due 10/31/14, original par and fair value of $1,527,000 and $1,530,025, respectively)	1,500	1,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,530,025)		1,500,000
Deutsche Bank Securities, Inc., 0.12%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,000,003, collateralized by a U.S. Treasury obligation, 1.75%, due 5/15/23, original par and fair value of $1,092,400, and $1,020,042, respectively)	1,000	1,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,020,042)		1,000,000
Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.08%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,000,002, collateralized by a U.S. Government Agency obligation, 4.59%, due 3/20/41, original par and fair value of $5,477,588 and $1,070,000, respectively)	$1,000	$1,000,000
Total Value of Goldman Sachs & Co. (collateral value of $1,070,000)		1,000,000
HSBC Securities (USA) Inc., 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,509,002, collateralized by a U.S. Treasury obligation, 3.13%, due 5/15/19, original par and fair value of $1,430,000 and $1,541,855, respectively)	1,509	1,509,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,541,855)		1,509,000
Morgan Stanley & Co. LLC, 0.06%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,900,003, collateralized by a U.S. Treasury obligation, 1.38%, due 6/30/18, original par and fair value of $1,941,600 and $1,938,083, respectively)	1,900	1,900,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $1,938,083)		1,900,000
SG Americas Securities LLC, 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $300,000, collateralized by a U.S. Treasury obligation, 3.13%, due 1/31/17, original par and fair value of $286,400, and $306,051, respectively)	300	300,000
Total Value of SG Americas Securities LLC (collateral value of $306,051)		300,000

160	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Government Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.06%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,000,002, collateralized by a U.S. Treasury obligation, 2.38%, due 2/28/15, original par and fair value of $997,700, and $1,020,079, respectively)	$1,000	$1,000,000
Total Value of TD Securities (USA) LLC (collateral value of $1,020,079)		1,000,000
Total Investments (Cost — $10,209,000*) — 100.3%		10,209,000
Liabilities in Excess of Other Assets — (0.3)%		(27,877)

Net Assets — 100.0%		$10,181,123

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	161

Schedule of Investments (concluded)	Government Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$10,209,000	—	$10,209,000

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master’s LLC’s assets approximates fair value for financial statement purposes. As of March 31, 2014, cash of $255 is categorized as Level 1 within the disclosure hierachy

There were no transfers between levels during the period ended March 31, 2014.

162	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 0.8%
National Australia Bank Ltd., London, 0.22%, 10/23/14 (a)	$340,000	$340,000,023
Yankee (b) — 37.0%
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (a)	137,000	137,000,000
Bank of America N.A., 0.25%, 9/02/14	200,000	200,000,000
Bank of Montreal, Chicago (a):
0.22%, 9/05/14	250,000	250,000,000
0.22%, 10/09/14	100,000	100,000,000
0.23%, 10/21/14	200,000	200,000,000
0.21%, 12/15/14	150,000	150,000,000
0.23%, 2/20/15	110,000	110,000,000
Bank of Nova Scotia, Houston:
0.26%, 6/19/14	50,000	49,999,452
0.28%, 8/08/14 (a)	185,000	185,000,000
0.21%, 9/10/14 (a)	150,000	150,000,000
0.25%, 11/10/14 (a)	142,700	142,838,090
0.26%, 11/18/14 (a)	200,000	200,000,000
0.26%, 11/25/14 (a)	75,000	74,999,864
0.26%, 12/05/14 (a)	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.25%, 7/11/14	150,000	150,000,000
BNP Paribas SA, New York:
0.30%, 7/24/14	300,000	300,000,000
0.30%, 8/04/14	200,000	200,000,000
0.29%, 8/25/14 (a)	200,000	200,000,000
0.30%, 9/05/14 (a)	252,000	252,000,000
0.29%, 9/18/14	150,000	150,000,000
Canadian Imperial Bank of Commerce, New York, 0.29%, 9/02/14 (a)	553,015	553,015,000
Credit Industriel Et Commercial, New York:
0.25%, 4/07/14	470,000	470,000,000
0.25%, 7/15/14	75,000	75,000,000
0.25%, 7/16/14	155,000	155,000,000
Credit Suisse, New York:
0.26%, 4/22/14	400,000	400,000,000
0.31%, 6/06/14 (a)	162,000	162,000,000
Deutsche Bank AG, New York:
0.25%, 4/30/14 (a)	173,000	173,000,000
0.27%, 5/29/14	200,000	200,000,000
0.30%, 8/22/14 (a)	207,000	207,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 7/07/14	275,000	275,000,000
0.26%, 9/10/14	500,000	500,000,000
Mizuho Bank Ltd., New York:
0.26%, 4/21/14	250,000	250,000,000
0.20%, 6/23/14	47,750	47,749,999
0.21%, 7/15/14	150,000	149,999,999

Certificates of Deposit (b)	Par (000)	Value
Yankee (continued)
Mizuho Bank Ltd., New York (concluded):
0.25%, 8/29/14	$200,000	$200,000,000
National Australia Bank Ltd., New York (a):
0.29%, 4/11/14	244,900	244,900,000
0.23%, 8/08/14	250,000	250,004,136
0.24%, 8/13/14	190,000	190,000,000
0.23%, 8/14/14	165,000	165,005,951
0.25%, 12/24/14	265,000	265,000,000
National Bank of Canada, New York, 0.26%, 12/19/14	146,350	146,350,000
Natixis, New York:
0.27%, 5/02/14	304,450	304,450,000
0.29%, 9/08/14 (a)	206,200	206,191,010
Nordea Bank Finland PLC, 0.20%, 6/23/14 (a)	100,000	100,214,794
Norinchukin Bank, New York:
0.10%, 4/01/14	490,000	490,000,000
0.10%, 4/02/14	450,000	450,000,000
0.15%, 4/24/14	100,000	100,000,000
Oversea-Chinese Banking Corp. Ltd., New York, 0.23%, 5/07/14	100,000	100,000,000
Rabobank Nederland, New York (a):
0.26%, 8/28/14	329,000	329,000,000
0.25%, 11/14/14	225,000	225,000,000
0.28%, 3/17/15	511,000	511,000,000
Royal Bank of Canada, New York (a):
0.23%, 4/08/14	55,000	55,000,000
0.25%, 10/31/14	150,000	150,000,000
0.24%, 1/15/15	75,000	75,000,000
0.25%, 1/21/15	82,500	82,500,000
0.24%, 3/13/15	300,000	300,000,000
0.25%, 3/23/15	200,000	200,000,000
Skandinaviska Enskilda Bankem, New York:
0.25%, 7/23/14	300,000	300,000,000
0.26%, 8/26/14	150,000	149,996,941
0.26%, 9/05/14	150,000	149,999,994
Societe Generale, New York:
0.29%, 5/02/14	152,800	152,800,000
0.33%, 9/19/14 (a)	225,000	225,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 7/16/14	200,000	200,000,000
0.25%, 8/25/14	175,000	175,000,000
0.25%, 9/10/14	400,000	400,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.26%, 5/19/14	300,000	300,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	163

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (b)	Par (000)	Value
Yankee (concluded)
Sumitomo Mitsui Trust Bank Ltd., New York (concluded):
0.25%, 7/02/14	$200,000	$200,000,000
0.26%, 8/21/14	200,000	200,000,000
Toronto-Dominion Bank, New York:
0.32%, 4/02/14	190,000	190,000,000
0.25%, 8/12/14	235,000	235,000,000
0.26%, 9/05/14	225,000	225,000,000
0.24%, 10/03/14	150,000	150,000,000
0.25%, 10/10/14	100,000	100,000,000
0.25%, 11/06/14	133,000	133,000,000
UBS AG, Stamford, 0.21%, 3/05/15 (a)	358,000	358,000,000
Wells Fargo Bank NA (a):
0.23%, 12/04/14	150,000	150,000,000
0.25%, 2/12/15	100,000	100,000,000
0.25%, 2/17/15	150,000	150,000,000
Westpac Banking Corp., New York (a):
0.27%, 4/14/14	277,000	277,000,000
0.28%, 4/28/14	300,000	300,000,000

		16,955,015,230
Total Certificates of Deposit — 37.8%		17,295,015,253

Commercial Paper
ANZ New Zealand International Ltd., 0.23%, 12/04/14 (a)	125,000	125,012,827
Australia & New Zealand Banking Group Ltd. (a):
0.36%, 5/02/14	300,000	300,000,000
0.24%, 8/15/14	145,000	145,000,000
0.22%, 3/05/15	91,000	91,000,000
Australia & New Zealand Banking International Group Ltd., London, 0.29%, 6/04/14 (c)	200,000	199,896,889
Bank of Nova Scotia, 0.27%, 4/04/14 (c)	50,000	49,998,896
Barclays Bank PLC (c):
0.25%, 6/24/14	100,000	99,941,667
0.25%, 7/01/14	50,000	49,968,403
0.25%, 7/02/14	125,000	124,920,139
Bedford Row Funding Corp.:
0.27%, 7/01/14 (c)	37,750	37,724,236
0.30%, 8/13/14 (c)	50,000	49,944,167
0.32%, 1/05/15 (c)	101,650	101,397,908
0.30%, 2/12/15 (c)	85,000	84,775,458
0.25%, 3/12/15 (a)	62,500	62,500,000
BNP Paribas Finance, Inc. (c):
0.33%, 6/06/14	111,200	111,132,724
Commercial Paper	Par (000)	Value
BNP Paribas Finance, Inc. (c) (concluded):
0.20%, 6/19/14	$15,000	$14,993,417
0.28%, 7/10/14	100,000	99,922,222
BPCE SA (c):
0.34%, 6/02/14	200,000	199,884,611
0.30%, 8/01/14	200,000	199,800,055
Cafco LLC, 0.24%, 8/11/14 (c)	75,000	74,934,000
Charta LLC (c):
0.24%, 8/07/14	75,000	74,936,000
0.24%, 8/11/14	50,000	49,956,000
Ciesco LLC (c):
0.24%, 8/14/14	75,000	74,932,500
0.24%, 8/15/14	150,000	149,864,000
Collateralized Commercial Paper Co. LLC (c):
0.28%, 4/17/14	100,000	99,987,555
0.28%, 6/17/14	100,000	99,940,111
0.28%, 7/07/14	200,000	199,849,111
0.28%, 8/01/14	150,000	149,857,667
0.28%, 8/04/14	200,000	199,805,556
0.28%, 9/24/14	100,000	99,863,111
Commonwealth Bank of Australia (a):
0.26%, 4/04/14	250,000	250,000,000
0.23%, 9/11/14	300,000	300,000,000
0.23%, 9/19/14	197,000	197,000,000
0.23%, 9/22/14	100,000	100,000,000
0.18%, 11/14/14	65,000	65,000,000
0.23%, 3/19/15 (d)	180,000	179,983,038
CRC Funding LLC (c):
0.24%, 8/05/14	100,000	99,916,000
0.24%, 8/11/14	50,000	49,956,000
Credit Suisse, New York (c):
0.28%, 8/04/14	100,000	99,902,778
0.29%, 10/03/14	100,000	99,850,972
DBS Bank Ltd.:
0.23%, 8/19/14 (c)	25,000	24,977,639
0.26%, 9/30/14 (a)	100,000	99,993,062
Deutsche Bank Financial LLC (c):
0.27%, 6/27/14	200,000	199,869,500
0.27%, 7/30/14	100,000	99,910,000
0.32%, 9/03/14	100,000	99,862,222
DNB Bank ASA (c):
0.24%, 8/25/14	250,000	249,761,736
0.24%, 8/27/14	150,000	149,855,083
0.24%, 9/29/14	200,000	199,758,667
HSBC Bank PLC (a):
0.29%, 5/02/14	175,000	175,000,000
0.29%, 5/07/14	100,000	100,000,000
0.26%, 6/20/14 (d)	232,500	232,500,000
0.28%, 8/06/14	30,000	30,000,000
0.25%, 9/10/14	66,000	66,000,000
0.25%, 9/19/14 (d)	194,000	194,000,000

164	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
HSBC Bank PLC (a) (concluded):
0.24%, 10/22/14 (d)	$75,000	$75,000,000
0.25%, 11/19/14	242,500	242,500,000
ING (US) Funding LLC (c):
0.28%, 6/02/14	194,000	193,906,449
0.27%, 6/09/14	200,000	199,896,500
0.27%, 6/16/14	97,750	97,694,282
0.24%, 7/24/14	200,000	199,851,167
0.28%, 8/01/14	293,500	293,221,501
Kells Funding LLC (a):
0.19%, 4/28/14	100,000	100,000,000
0.24%, 10/22/14 (d)	150,000	150,000,000
0.24%, 12/12/14 (d)	75,000	74,994,516
0.25%, 1/07/15 (d)	175,000	174,997,605
0.25%, 1/15/15 (d)	100,000	100,000,000
0.24%, 1/27/15 (d)	100,000	99,995,675
Mitsubishi UFJ Trust and Banking Corp., 0.21%, 5/30/14 (c)	50,000	49,982,792
Mizuho Funding LLC (c):
0.21%, 5/05/14	14,000	13,997,289
0.22%, 7/14/14	300,000	299,813,667
Nederlandse Waterschapsbank NV (a):
0.20%, 6/24/14 (d)	72,000	72,000,000
0.25%, 7/07/14	230,000	230,006,413
0.25%, 7/08/14	100,000	100,003,349
0.26%, 7/28/14	65,000	65,004,256
0.26%, 7/30/14	65,000	65,004,329
0.23%, 10/29/14	50,000	50,000,177
0.23%, 10/31/14	125,000	125,000,000
Northern Pines Funding LLC (c):
0.31%, 8/11/14	215,700	215,454,821
0.32%, 8/29/14	80,000	79,893,333
Old Line Funding LLC (c):
0.23%, 8/06/14	88,939	88,866,836
0.25%, 8/21/14	150,000	149,852,077
0.23%, 9/15/14	42,700	42,654,441
Oversea-Chinese Banking Corp. Ltd., 0.25%, 6/09/14 (c)	197,000	196,905,604
Skandinaviska Enskilda Banken AB (c):
0.27%, 4/01/14	24,320	24,320,000
0.26%, 6/13/14	100,000	99,946,264
0.30%, 7/02/14	45,000	44,965,500
0.26%, 7/10/14	84,000	83,939,333
Societe Generale North America, Inc., 0.27%, 5/02/14 (c)	375,000	374,911,198
Sumitomo Mitsui Banking Corp., 0.25%, 7/16/14 (c)	200,000	199,852,778
Sumitomo Mitsui Trust Bank Ltd., 0.26%, 5/01/14 (c)	200,000	199,956,667
United Overseas Bank Ltd., 0.23%, 7/07/14 (c)	94,000	93,941,746
Commercial Paper	Par (000)	Value
Westpac Banking Corp. (a):
0.27%, 7/09/14	$273,245	$273,245,000
0.23%, 9/19/14 (d)	44,000	43,998,006
0.22%, 9/23/14	150,000	150,000,890
0.22%, 9/26/14 (d)	150,000	150,000,630
Westpac Securities NZ Ltd., 0.25%, 1/29/15 (a)	100,000	100,000,000
Total Commercial Paper — 27.3%		12,470,411,018

Corporate Notes
Bank of Nova Scotia, 3.40%, 1/22/15	75,750	77,608,890
National Australia Bank Ltd., 3.75%, 3/02/15 (d)	22,982	23,704,848
Rabobank Nederland NV Medium Term Notes, 0.59%, 4/14/14 (a)	51,920	51,926,646
Svenska Handelsbanken AB, 0.27%, 9/15/14 (a)(d)	295,800	295,800,000
Toyota Motor Credit Corp. Medium Term Notes:
0.32%, 8/22/14 (a)	86,800	86,834,241
1.25%, 11/17/14	68,800	69,218,167
Total Corporate Notes — 1.3%		605,092,792

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.06%, 4/01/14	1,800,000	1,800,000,000
Total Time Deposits — 3.9%		1,800,000,000

US Government Sponsored Agency Obligations
Fannie Mae, 0.27%, 2/04/16 (a)	50,000	50,082,283
Federal Farm Credit Bank (a):
0.12%, 5/23/14	50,000	49,998,952
0.14%, 7/17/15	100,000	99,986,889
0.17%, 2/05/16	100,000	99,981,277
0.19%, 2/16/16 — 3/29/16	195,800	195,779,777
0.20%, 2/24/16 — 3/30/16	167,550	167,629,849
Federal Home Loan Bank:
0.14%, 9/18/14 (c)	50,000	49,965,764
0.14%, 12/09/14 (a)	200,000	200,000,000
0.13%, 6/05/15 — 9/08/15 (a)	200,000	199,978,170
0.15%, 7/16/15 (a)	140,000	140,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	165

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank (concluded):
0.13%, 9/17/15 (a)	$100,000	$99,977,266
Total US Government Sponsored Agency Obligations — 3.0%		1,353,380,227

US Treasury Obligations
US Treasury Bills (c):
0.11%, 4/24/14	640,000	639,953,451
0.10%, 5/15/14	440,000	439,948,306
0.10%, 5/29/14	100,000	99,983,889
0.11%, 6/05/14	200,000	199,962,083
0.10%, 6/12/14	200,000	199,961,200
0.11%, 8/14/14	200,000	199,917,500
US Treasury Notes:
0.25%, 4/30/14	200,000	200,022,408
0.25%, 5/31/14	200,000	200,044,755
0.75%, 6/15/14	300,000	300,372,001
0.63%, 7/15/14	20,000	20,031,175
0.50%, 8/15/14	100,000	100,152,036
0.25%, 8/31/14	100,000	100,063,231
0.38%, 11/15/14	200,000	200,305,332
Total US Treasury Obligations — 6.3%		2,900,717,367

Repurchase Agreements
Bank of New York, 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $5,400,007,500, collateralized by various U.S. Treasury Obligations, 3.13% to 3.88%, due 5/15/18 to 2/15/42, original par and fair value of $5,510,917,400 and $5,400,007,599, respectively)	5,400,000	5,400,000,000
Total Value of Bank of New York (collateral value of $5,400,007,599)		5,400,000,000
Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.14%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $165,238,700, collateralized by various Corporate/Debt Obligations, 0.57% to 8.13%, due 4/01/15 to 3/15/44, original par and fair value of $153,828,556 and $173,277,195, respectively)	$165,000	$165,000,000
Total Value BNP Paribas Securities Corp. (collateral value of 173,277,195)		165,000,000
Citigroup Global Markets, Inc., 0.08%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $75,000,167, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 5.02%, due 8/01/28 to 1/20/44, original par and fair value of $131,581,405 and $76,748,248, respectively)	75,000	75,000,000
Citigroup Global Markets, Inc., 0.39%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $95,382,850, collateralized by various U.S. Government Sponsored Agency Obligations and various U.S. Treasury Obligations, 0.35% to 5.50%, due 8/13/14 to 7/01/33, original par and fair value of $96,737,000 and $96,900,068, respectively)	95,000	95,000,000
Citigroup Global Markets, Inc., 0.45%, 5/02/14, (Purchased on 3/25/13 to be repurchased at $130,654,875, collateralized by various Corporate/Debt Obligations, a U.S. Treasury Obligation and a U.S. Government Sponsored Agency Obligation, 0.60% to 7.88%, due 4/11/14 to 1/23/45, original par and fair value of $133,838,040 and $135,783,157, respectively) (e)	130,000	130,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $309,431,473)		300,000,000

166	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.11%, 4/01/14, (Purchased on 3/03/14 to be repurchased at $44,003,899, collateralized by various Corporate/Debt Obligations, 0.40% to 2.40%, due 1/30/35 to 12/09/48, original par and fair value of $368,675,000 and $55,000,388, respectively)	$44,000	$44,000,000
Credit Suisse Securities (USA) LLC, 0.49%, 5/05/14, (Purchased on 3/25/13 to be repurchased at $150,828,917, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.01% to 6.63%, due 11/25/17 to 12/25/59, original par and fair value of $1,660,582,396 and $169,566,269, respectively) (e)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.49%, 5/05/14, (Purchased on 3/25/13 to be repurchased at $251,381,528, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.01% to 15.40%, due 11/15/17 to 12/25/59, original par and fair value of $1,790,413,921 and $285,393,714, respectively) (e)	250,000	250,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $509,960,371)		444,000,000
Goldman Sachs & Co., 0.15%, 4/03/14, (Purchased on 3/27/14 to be repurchased at $711,020,738, collateralized by a Corporate/Debt Obligation and various U.S. Government Sponsored Agency Obligations, 0.00% to 38.97%, due 10/15/19 to 10/15/49, original par and fair value of $16,345,945,543 and $770,099,302, respectively)	711,000	711,000,000
Total Value of Goldman Sachs & Co. (collateral value of $770,099,302)		711,000,000
Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $82,158,115, collateralized by various U.S. Treasury Obligations, 0.25% to 5.50%, due 5/15/15 to 8/15/28, original par and fair value of $76,151,000 and $83,803,608, respectively)	$82,158	$82,158,000
HSBC Securities (USA) Inc., 0.24%, 4/01/14, (Purchased on 3/11/14 to be repurchased at $20,002,800, collateralized by various Corporate/Debt Obligations and various Municipal Bond Obligations, 3.50% to 8.50%, due 6/01/14 to 6/15/34, original par and fair value of $18,909,587 and $21,003,988, respectively)	20,000	20,000,000
HSBC Securities (USA), Inc., 0.12%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $40,049,600, collateralized by various Corporate/Debt Obligations, 5.25% to 7.88%, due 12/15/19 to 6/15/24, original par and fair value of $40,072,000 and $42,001,263, respectively)	40,000	40,000,000
HSBC Securities (USA), Inc., 0.16%, 4/01/14, (Purchased on 1/08/14 to be repurchased at $40,014,756, collateralized by various Corporate/Debt Obligations, 3.50% to 6.50%, due 9/15/16 to 1/15/22, original par and fair value of $40,620,000 and $42,002,233, respectively)	40,000	40,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $188,811,092 )		182,158,000
J.P. Morgan Securities LLC, 0.39%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $60,241,800, collateralized by various Corporate/Debt Obligations, 0.10% to 6.19%, due 7/25/18 to 1/12/45, original par and fair value of $1,744,704,159 and $70,754,009, respectively)	60,000	60,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	167

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.29%, 5/15/14, (Purchased on 3/25/13 to be repurchased at $200,670,222, collateralized by various Corporate/Debt Obligations, 0.44% to 7.30%, due 5/20/14 to 11/02/43, original par and fair value of $210,363,362 and $210,176,569, respectively) (e)	$200,000	$200,000,000
J.P. Morgan Securities LLC, 0.59%, 6/23/14, (Purchased on 3/24/14 to be repurchased at $500,745,694, collateralized by various Corporate/Debt Obligations, 0.24% to 8.16%, due 4/15/17 to 2/15/51, original par and fair value of $1,419,101,503 and $617,731,472, respectively)	500,000	500,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $898,662,050)		760,000,000
Morgan Stanley & Co. LLC, 0.12%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $100,000,333, collateralized by various U.S. Government Sponsored Agency Obligations, 2.03% to 6.19%, due 6/01/27 to 9/01/42, original par and fair value of $407,439,850 and $103,000,001, respectively)	100,000	100,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $103,000,001)		100,000,000
RBC Capital Markets LLC, 0.11%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $196,000,599, collateralized by various Corporate/Debt Obligations, 0.25% to 12.50%, due 4/15/14 to 6/29/49, original par and fair value of $195,285,862 and $205,800,000, respectively)	196,000	196,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.12%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $51,000,170, collateralized by various Corporate/Debt Obligations, 0.00% to 1.35%, due 4/21/14 to 1/31/18, original par and fair value of $53,644,092 and $53,550,000, respectively)	$51,000	$51,000,000
RBC Capital Markets LLC, 0.12%, 4/01/14, (Purchased on 3/28/14 to be repurchased at $72,000,960, collateralized by a Corporate/Debt Obligation, 0.00%, due 7/10/14, original par and fair value of $75,979,900 and $75,600,001, respectively)	72,000	72,000,000
Total Value of RBC Capital Markets LLC (collateral value of $334,950,001)		319,000,000
SG Americas Securities, LLC, 0.28%, 4/01/14, (Purchased on 12/16/13 to be repurchased at $50,041,222, collateralized by various Corporate/Debt Obligations, 0.38% to 14.75%, due 6/15/15 to 10/01/77, original par and fair value of $48,962,896 and $55,370,431, respectively)	50,000	50,000,000
Total Value of SG Americas Securities, LLC (collateral value of $55,370,431)		50,000,000
Wells Fargo Securities, LLC, 0.38%, 5/07/14, (Purchased on 2/06/14 to be repurchased at $183,173,850, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 8.02%, due 5/15/14 to 8/25/58, original par and fair value of $573,848,868 and $208,694,328, respectively)	183,000	183,000,000

168	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.19%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $320,628,267, collateralized by various Corporate/Debt Obligations, various U.S. Government Sponsored Agency Obligations and various Municipal Bond Obligations, 0.00% to 9.88%, due 5/07/14 to 2/10/51, original par and fair value of $2,013,033,052 and $335,236,057, respectively)	$320,000	$320,000,000
Wells Fargo Securities, LLC, 0.47%, 4/14/14, (Purchased on 1/03/14 to be repurchased at $93,137,651, collateralized by various Corporate/Debt Obligations, various U.S. Government Sponsored Agency Obligations and various Municipal Bonds Obligations, 0.00% to 8.75%, due 5/01/14 to 2/15/51, original par and fair value of $114,451,948 and $96,913,647, respectively)	93,015	93,015,000
Wells Fargo Securities, LLC, 0.47%, 4/16/14, (Purchased on 1/07/14 to be repurchased at $187,742,344, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 9.25%, due 4/04/14 to 11/25/49, original par and fair value of $384,775,586 and $195,413,275, respectively)	187,500	187,500,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.38%, 5/08/14, (Purchased on 2/06/14 to be repurchased at $135,129,675, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 12.25%, due 4/15/14 to 6/11/50, original par and fair value of $168,904,934 and $141,131,112, respectively)	$135,000	$135,000,000
Wells Fargo Securities, LLC, 0.48%, 5/13/14, (Purchased on 3/13/14 to be repurchased at $88,071,573, collateralized by various Corporate/Debt Obligations, 0.00% to 7.63%, due 9/26/14 to 5/15/46, original par and fair value of $127,918,298 and $95,531,395, respectively)	88,000	88,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $1,072,919,814)		1,006,515,000
Total Repurchase Agreements — 20.6%		9,437,673,000
Total Investments (Cost — $45,862,289,657*) — 100.2%		45,862,289,657
Liabilities in Excess of Other Assets — (0.2)%		(86,880,856)

Net Assets — 100.0%		$45,775,408,801

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	169

Schedule of Investments (concluded)	Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$45,862,289,657	—	$45,862,289,657

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, bank overdraft of $(94,820,930) is categorized as Level 2 within the disclosure hierarchy

There were no transfers between levels during the period ended March 31, 2014.

170	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 27.4%
Australia & New Zealand Banking Group Ltd, 0.22%, 3/09/15	$100,000	$99,995,229
Bank of Montreal, Chicago (b):
0.22%, 8/14/14	127,500	127,500,000
0.22%, 9/05/14	50,000	50,000,000
0.22%, 10/09/14	50,000	50,000,000
0.21%, 12/15/14	50,000	50,000,000
0.23%, 2/20/15	40,000	40,000,000
Bank of Nova Scotia, Houston (b):
0.26%, 5/14/14	100,000	100,000,000
0.26%, 6/03/14	100,000	100,000,000
0.28%, 8/08/14	65,000	65,000,000
0.21%, 9/10/14	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.25%, 7/11/14	50,000	50,000,000
Canadian Imperial Bank of Commerce, New York, 0.29%, 4/01/14 (b)	162,470	162,470,000
Credit Industriel Et Commercial, New York:
0.25%, 4/07/14	127,000	127,000,000
0.25%, 7/16/14	150,000	150,000,000
Credit Suisse, New York, 0.31%, 6/06/14	54,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 7/08/14	100,000	100,000,000
0.25%, 8/06/14	100,000	100,000,000
0.26%, 9/10/14	50,000	50,000,000
Mizuho Bank Ltd., New York:
0.22%, 4/24/14	100,000	100,000,000
0.21%, 7/15/14	50,000	50,000,000
National Australia Bank Ltd., New York, 0.24%, 8/08/14 (b)	50,000	50,000,000
National Bank of Canada, New York:
0.26%, 12/19/14	47,400	47,400,000
0.25%, 12/24/14 (b)	70,000	70,000,000
Natixis, New York:
0.27%, 5/02/14	75,000	75,000,000
0.28%, 9/08/14 (b)	70,000	69,996,948
Norinchukin Bank, New York:
0.10%, 4/01/14	160,000	160,000,000
0.10%, 4/02/14	150,000	150,000,000
0.15%, 4/24/14	200,000	200,000,000
Oversea Chinese Banking, Corp. Ltd., New York:
0.20%, 7/18/14	75,000	75,002,247
0.24%, 9/02/14	50,000	49,998,931
Rabobank Nederland, New York:
0.25%, 7/15/14	100,000	100,000,000
0.28%, 7/23/14 (b)	75,000	75,000,000
Certificates of Deposit	Par (000)	Value
Rabobank Nederland, New York (concluded):
0.25%, 11/14/14 (b)	$75,000	$75,000,000
0.35%, 1/12/15	15,000	15,000,000
Royal Bank of Canada, New York:
0.24%, 10/23/14	75,000	75,000,000
0.25%, 10/31/14 (b)	53,000	53,000,000
0.25%, 12/05/14 (b)	43,000	43,000,000
0.25%, 1/21/15 (b)	40,000	40,000,000
0.24%, 3/13/15 (b)	50,000	50,000,000
Societe Generale, New York, 0.27%, 5/02/14 (b)	75,000	75,000,000
Sumitomo Mitsui Trust Bank Corp. Ltd.:
0.21%, 6/11/14	150,000	150,000,000
Sumitomo Mitsui Banking Corp., New York:
0.22%, 5/19/14	50,000	50,000,332
0.25%, 5/27/14	100,000	100,000,000
0.25%, 8/25/14	125,000	125,000,000
0.25%, 9/19/14	100,000	100,000,000
Svenska Handelsbanken., New York, 0.19%, 5/14/14	108,000	108,000,644
Toronto-Dominion Bank, New York:
0.32%, 4/02/14	60,000	60,000,000
0.25%, 8/12/14	75,000	75,000,000
0.24%, 9/04/14	75,000	75,000,000
0.26%, 9/05/14	75,000	75,000,000
0.24%, 10/03/14	150,000	150,000,000
UBS AG, Stamford, 0.21%, 3/05/15 (b)	123,000	123,000,000
Wells Fargo Bank NA,
0.23%, 12/04/14 (b)	50,000	50,000,000
0.25%, 2/12/15	50,000	50,000,000
Westpac Banking Corp., New York (b):
0.23%, 4/15/14	50,000	50,000,973
0.24%, 9/26/14	50,000	50,000,000

Total Certificates of Deposit — 27.4%		4,615,365,304

Commercial Paper — 30.0%
Antalis US Funding Corp., 0.24%, 5/09/14 (c)	59,500	59,484,927
Australia & New Zealand Banking Group Ltd., 0.24%, 12/04/14 (b)	75,000	75,007,696
Australia & New Zealand Banking International Group Ltd., London, 0.29%, 6/04/14 (c)	100,000	99,948,445
Bank of Nova Scotia, New York, 0.26%, 6/27/14 (c)	63,700	63,660,745

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	171

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Bedford Row Funding Corp. (c):
0.27%, 7/01/14	$30,000	$29,979,525
0.30%, 8/13/14	50,000	49,944,167
0.30%, 11/25/14	25,000	24,950,417
Cafco LLC, 0.24%, 8/11/14 (c)	50,000	49,956,000
Chariot Funding LLC (c):
0.25%, 4/09/14	25,000	24,998,611
0.24%, 4/15/14	50,000	49,995,333
0.23%, 5/07/14	25,000	24,994,250
0.23%, 6/11/14	45,200	45,179,497
Ciesco LLC (c):
0.24%, 8/12/14	50,000	49,955,667
0.23%, 8/14/14	100,000	99,915,625
Commonwealth Bank of Australia:
0.23%, 5/15/14	140,000	140,002,488
0.18%, 11/14/14 (b)	85,000	85,000,000
0.24%, 11/24/14 (b)	48,500	48,500,000
CPPIB Capital, Inc. (c):
0.30%, 2/09/15	78,100	77,895,638
0.30%, 3/26/15	38,550	38,434,671
CRC Funding LLC, 0.24%, 8/12/14 (c)	50,000	49,955,667
Credit Suisse, New York (c):
0.26%, 6/16/14	25,000	24,986,278
0.28%, 7/24/14	75,000	74,933,500
DBS Bank Ltd.:
0.23%, 4/01/14 (c)	50,000	50,000,000
0.23%, 4/09/14 (b)	74,900	74,900,501
0.23%, 8/26/14 (c)	76,000	75,928,623
0.26%, 9/15/14 (c)	148,825	148,664,616
DNB NOR Bank ASA, 0.24%, 9/24/14 (c)	84,260	84,161,135
HSBC Bank PLC, 0.23%, 9/19/14	50,000	49,997,734
0.28%, 8/06/14 (b)	70,000	70,000,000
0.25%, 9/19/14 (d)	50,000	50,000,000
0.25%, 11/19/14 (b)	50,000	50,000,000
Jupiter Securitization Co. LLC (c):
0.23%, 5/05/14	48,500	48,489,465
0.23%, 5/07/14	25,000	24,994,250
0.23%, 6/02/14	42,000	41,983,363
0.23%, 6/17/14	14,700	14,692,768
0.23%, 6/18/14	25,000	24,987,542
Kells Funding LLC:
0.19%, 4/07/14	50,000	49,999,914
0.25%, 4/17/14 (c)	75,000	74,991,667
0.21%, 6/04/14 (b)	75,000	75,000,000
0.24%, 10/22/14 (d)	50,000	50,000,000
0.23%, 11/21/14 (d)	50,000	49,999,257
0.25%, 1/07/15 (d)	75,000	74,998,973
0.25%, 1/08/15 (d)	50,000	49,997,657
0.23%, 2/20/15 (b)(d)	75,000	75,003,300
Commercial Paper	Par (000)	Value
Matchpoint Master Trust, 0.22%, 6/17/14 (c)	$37,300	$37,282,448
Mitsubishi UFJ Trust and Banking Corp., 0.21%, 5/30/14 (c)	25,000	24,991,396
Mont Blanc Capital Corp., 0.23%, 5/12/14 (c)	83,715	83,693,071
National Australia Funding Delaware (b):
0.22%, 3/10/15 (d)	40,000	40,000,000
0.22%, 3/11/15	75,000	74,993,595
Nederlandse Waterschapsbank NV (b):
0.27%, 6/02/14	125,000	125,003,215
0.20%, 7/01/14 (d)	50,000	50,000,300
0.27%, 7/28/14	21,000	21,001,375
0.27%, 7/30/14	21,000	21,001,399
0.23%, 10/31/14	50,000	50,000,000
0.24%, 11/03/14	25,000	25,000,000
0.24%, 12/23/14	50,000	50,000,009
Nordea Bank AB (c):
0.19%, 5/02/14	88,850	88,835,463
0.18%, 5/08/14	50,000	49,990,750
Northern Pines Funding LLC (c):
0.23%, 5/29/14	75,000	74,972,208
0.24%, 6/26/14	50,000	49,971,333
Old Line Funding LLC (c):
0.25%, 4/14/14	25,000	24,997,743
0.25%, 8/21/14	50,000	49,950,692
0.24%, 9/12/14	80,000	79,912,533
0.23%, 9/15/14	40,000	39,957,322
Oversea-Chinese Banking Corp. Ltd. (c):
0.23%, 8/06/14	50,000	49,959,431
0.23%, 8/19/14	50,000	49,955,278
0.24%, 9/10/14	50,000	49,946,000
0.23%, 9/22/14	50,000	49,944,417
PSP Capital, Inc., 0.25%, 8/14/14 (c)	90,000	89,915,625
Sheffield Receivable Corp. (c):
0.24%, 7/11/14	70,000	69,952,867
0.24%, 7/24/14	31,300	31,276,212
Skandinaviska Enskilda Banken AB (c):
0.27%, 6/13/14	25,000	24,986,566
0.25%, 9/23/14	26,350	26,317,977
Societe Generale North America, Inc., 0.28%, 5/02/14 (c)	75,000	74,982,240
Thunder Bay Funding LLC (c):
0.25%, 4/14/14	50,000	49,995,486
0.23%, 4/22/14	34,142	34,137,419
0.20%, 5/27/14 (d)	100,000	99,968,854

172	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
United Overseas Bank Ltd. (c):
0.24%, 7/22/14	$86,575	$86,510,357
0.23%, 8/19/14	42,500	42,461,986
0.23%, 9/04/14	50,000	49,950,167
0.23%, 9/10/14	40,220	40,178,372
0.24%, 9/23/14	75,000	74,912,500
Versailles Commercial Paper LLC (c):
0.21%, 5/20/14	85,500	85,476,045
0.21%, 5/21/14	40,000	39,988,333
0.21%, 6/02/14	63,000	62,977,215
Westpac Banking Corp. (b):
0.20%, 8/07/14	90,000	90,000,000
0.24%, 12/12/14 (d)	25,000	24,998,172
Westpac Securities NZ Ltd., 0.25%, 1/29/15 (b)	100,000	100,000,000

Total Commercial Paper — 30.0%		5,056,816,283

Corporate Notes — 2.4%
Erste Abwicklungsanstalt, 0.54%, 10/15/14 (b)	20,000	20,032,983
National Australia Bank Ltd. (d):
0.96%, 4/11/14 (b)	28,900	28,905,621
2.25%, 4/11/14	12,300	12,306,606
1.19%, 7/25/14 (b)	66,945	67,150,947
0.45%, 10/02/14 (b)	42,725	42,770,581
Nederlandse Waterschapsbank NV, 1.38%, 5/16/14	30,000	30,042,173
Province of Quebec Canada, 4.88%, 5/05/14	24,379	24,483,593
Svenska Handelsbanken AB, 0.27%, 5/15/14 (b)(d)	108,200	108,200,000
Toyota Motor Credit Corp.:
0.32%, 8/22/14 (b)	50,000	50,019,724
1.25%, 11/17/14	20,000	20,121,560

Total Corporate Notes — 2.4%		404,033,788

Time Deposits — 4.2%
Credit Agricole Corporate & Investment Bank, 0.06%, 4/01/14	700,000	700,000,000
US Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank, 0.10%, 4/09/14 (b)	$120,000	$120,000,430
Federal Home Loan Bank (b):
0.09%, 4/25/14	25,000	25,000,090
0.13%, 6/03/14	100,000	100,008,469
0.12%, 6/09/14	100,000	100,000,000
0.13%, 6/16/14	100,000	100,000,000
0.13%, 6/25/14	149,900	149,916,056
0.08%, 6/27/14	35,000	35,000,131
0.14%, 8/01/14	50,000	50,000,000
0.10%, 8/21/14	70,000	70,000,000
0.09%, 8/22/14	100,000	99,996,072
0.11%, 9/11/14	100,000	100,000,000

Total US Government Sponsored Agency Obligations — 5.7%		949,921,248

US Treasury Obligations — 4.0%
US Treasury Bills (c):
0.12%, 4/24/14	260,000	259,980,807
0.09%, 5/08/14	75,000	74,993,294
0.10%, 5/15/14	160,000	159,981,202
0.10%, 5/22/14	75,000	74,989,375
US Treasury Notes:
0.25%, 4/30/14	50,000	50,005,580
0.25%, 5/31/14	50,000	50,011,189

Total US Treasury Obligations — 4.0%		669,961,447

Repurchase Agreements — 24.1%
Federal Reserve Bank of New York, 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $2,500,003,472, collateralized by a U.S. Treasury obligation, 4.38%, due 5/15/40, original par and fair value of $2,128,457,000 and $2,500,003,570, respectively)	2,500,000	2,500,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $2,500,003,570)		2,500,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	173

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.06%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $1,000,002, collateralized by a U.S. Treasury Obligation, 3.63%, due 2/15/44, original par and fair value of $1,000,900 and $1,020,011, respectively)	$1,000	$1,000,000
Total Value of Barclays Capital, Inc. (collateral value of $1,020,011)		1,000,000
BNP Paribas Securities Corp., 0.14%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $85,122,967, collateralized by various corporate debt obligations, 2.35% to 7.25%, due 5/16/14 to 3/1/22, original par and fair value of $84,802,558 and $89,250,001, respectively) (b)	85,000	85,000,000
BNP Paribas Securities Corp., 0.08%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $69,000,153, collateralized by various U.S. Government Sponsored Agency obligations, 2.05% to 5.93%, due 7/1/34 to 8/1/43, original par and fair value of $197,281,624 and $71,070,000, respectively)	69,000	69,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $160,320,001)		154,000,000
Credit Suisse Securities (USA) LLC, 0.49%, 5/05/14, (Purchased on 3/25/13 to be repurchased at $50,276,306, collateralized by various corporate debt obligations and various U.S. Government Sponsored Agency obligations, 0.25% to 6.63%, due 2/15/29 to 12/15/59, original par and fair value of $224,866,894 and $55,989,417, respectively) (e)	50,000	50,000,000
Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC (concluded), 0.34%, 4/30/14, (Purchased on 1/30/14 to be repurchased at $106,090,100, collateralized by various U.S. Government Sponsored Agency obligations, 0.00% to 38.07%, due 5/25/21 to 12/15/43, original par and fair value of $631,697,964 and $113,420,584, respectively)	$106,000	$106,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $169,410,001)		156,000,000
Deutsche Bank Securities, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $25,000,035, collateralized by a U.S. Treasury Obligation, 1.75%, due 5/15/23, original par and fair value of $27,308,900 and $25,500,029, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.12%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $75,000,250, collateralized by various U.S. Government Sponsored Agency obligations, 1.75% to 4.50%, due 10/24/22 to 9/20/42, original par and fair value of $91,906,116 and $76,504,258, respectively)	75,000	75,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $102,004,287 )		100,000,000
HSBC Securities (USA) Inc., 0.08%, 4/01/14 (Purchased on 1/27/14 to be repurchased at $35,004,978, collateralized by various U.S. Government Sponsored Agency obligations, 2.50% to 4.00%, due 8/1/28 to 5/1/42, original par and fair value of $42,151,092 and $35,702,955, respectively) (b)	35,000	35,000,000

174	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc. (concluded), 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $50,000,069, collateralized by various U.S. Treasury obligations, 0.50% to 3.13%, due 7/31/17 to 5/15/19, original par and fair value of $49,489,900 and $51,001,867, respectively)	$50,000	$50,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $86,704,822)		85,000,000
J.P. Morgan Securities LLC, 0.59%, 6/23/14 (Purchased on 3/24/14 to be repurchased at $90,134,225, collateralized by various corporate debt obligations, 0.22% to 6.77%, due 11/25/31 to 8/28/47, original par and fair value of $503,982,766 and $112,503,659, respectively)	90,000	90,000,000
J.P. Morgan Securities LLC, 0.39%, 4/04/14, (Purchased on 3/25/13 to be repurchased at $30,120,900, collateralized by various corporate debt obligations, 0.60% to 9.00%, due 5/27/14 to 6/20/38, original par and fair value of $34,453,602 and $31,580,999, respectively) (b)	30,000	30,000,000
J.P. Morgan Securities LLC, 0.29%, 5/05/14, (Purchased on 3/25/13 to be repurchased at $50,163,528, collateralized by various corporate debt obligations, 0.51% to 8.00%, due 12/20/14 to 8/15/35, original par and fair value of $47,203,000 and $52,500,965, respectively) (e)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.59%, 6/23/14, (Purchased on 3/24/14 to be repurchased at $75,111,854, collateralized by various corporate debt obligations, 0.33% to 6.28%, due 7/15/19 to 2/12/51, original par and fair value of $108,116,072 and $90,001,768, respectively)	75,000	75,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC (concluded), 0.19%, 4/04/14, (Purchased on 3/25/13 to be repurchased at $50,098,167, collateralized by various corporate debt obligations, 4.07% to 5.08%, due 11/15/45 to 3/15/47, original par and fair value of $58,531,000 and $53,501,596, respectively) (b)	$50,000	$50,000,000
J.P. Morgan Securities LLC, 0.53%, 5/05/14, (Purchased on 3/25/14 to be repurchased at $60,356,942, collateralized by various Corporate Debt obligations, 0.00% to 5.91%, due 11/15/30 to 2/15/47, original par and fair value of $68,964,000 and $64,202,656, respectively) (e)	60,000	60,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $404,291,643)		355,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $5,000,007, collateralized by a U.S. Treasury obligation, 2.00%, due 2/15/22, original par and fair value of $5,258,200 and $5,100,091, respectively)	5,000	5,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith Inc. (collateral value of $5,100,091)		5,000,000
Morgan Stanley & Co. LLC, 0.12%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $75,000,250, collateralized by various U.S. Government Sponsored Agency obligations, 2.20% to 4.00%, due 6/1/27 to 9/1/43, original par and fair value of $89,436,398 and $77,250,001, respectively)	75,000	75,000,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	175

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC (concluded), 0.06%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $50,000,083, collateralized by various U.S. Treasury obligations, 0.00% to 3.75%, due 9/11/14 to 11/15/43, original par and fair value of $49,145,100 and $51,000,007, respectively)	$50,000	$50,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $128,250,008)		125,000,000
RBC Capital Markets, LLC, 0.12%, 4/01/14 (Purchased on 3/28/14 to be repurchased at $25,000,333, collateralized by a corporate debt obligation, 0.00%, due 7/10/14, original par and fair value of $26,381,910 and $26,250,000, respectively) (b)	25,000	25,000,000
RBC Capital Markets, LLC, 0.12%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $16,000,053, collateralized by various corporate debt obligations, 0.00% to 0.65%, due 5/27/14 to 4/16/15, original par and fair value of $16,842,849 and $16,800,001, respectively)	16,000	16,000,000
RBC Capital Markets, LLC, 0.11%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $63,000,193, collateralized by various corporate debt obligations, 0.00% - 8.63%, due 5/5/14 to 3/11/44, original par and fair value of $58,354,058 and $66,150,001, respectively)	63,000	63,000,000
RBC Capital Markets, LLC, 0.15%, 4/07/14, (Purchased on 3/31/14 to be repurchased at $100,002,917, collateralized by various corporate debt obligations, 0.36% to 12.00%, due 4/25/14 to 3/15/44, original par and fair value of $98,213,586 and $105,000,000, respectively)	100,000	100,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $214,200,002)		204,000,000
Repurchase Agreements	Par (000)	Value
SG Americas Securities, LLC, 0.28%, 4/01/14, (Purchased on 03/25/13 to be repurchased at $18,854,395, collateralized by various corporate debt obligations, 0.73% to 14.75%, due 6/25/30 to 10/1/77, original par and fair value of $19,023,988 and $21,263,503, respectively) (b)	$18,800	$18,800,000
Total Value of SG Americas Securities, LLC (collateral value of $21,263,503)		18,800,000
Wells Fargo Securities, LLC, 0.47%, 4/14/14 (Purchased on 1/3/14 to be repurchased at $30,084,618, collateralized by various corporate debt obligations, 0.00% to 8.25%, due 5/14/14 to 5/15/47, original par and fair value of $62,357,769 and $31,408,631, respectively)	30,045	30,045,000
Wells Fargo Securities, LLC, 0.38%, 5/07/14 (Purchased on 2/6/14 to be repurchased at $67,063,650, collateralized by various corporate debt obligations, 0.00% to 7.45, due 5/14/14 to 2/10/51, original par and fair value of $131,306,703 and $70,204,455, respectively)	67,000	67,000,000
Wells Fargo Securities, LLC, 0.38%, 5/08/14 (Purchased on 2/7/14 to be repurchased at $52,049,400, collateralized by various corporate debt obligations, 0.52% to 10.00%, due 5/1/14 to 3/15/34, original par and fair value of $50,224,874 and $53,868,743, respectively)	52,000	52,000,000
Wells Fargo Securities, LLC, 0.48%, 5/13/14 (Purchased on 3/14/14 to be repurchased at $30,024,000, collateralized by various corporate debt obligations, 0.00% to 8.45%, due 4/1/14 to 10/25/45, original par and fair value of $33,457,728 and $32,370,967, respectively)	30,000	30,000,000

176	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC (concluded), 0.19%, 4/1/14, (Purchased on 3/25/13 to be repurchased at $193,105,250, collateralized by various corporate debt obligations, 0.29% to 7.75%, due 11/15/14 to 12/10/49, original par and fair value of $593,846,026 and $188,226,012, respectively) (b)	$180,000	$180,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $376,078,808)		359,045,000
Total Repurchase Agreements — 24.1%		4,062,845,000
		Value
Total Investments (Cost — $16,458,943,070*) — 97.8%		$16,458,943,070
Other Assets Less Liabilities — 2.2%		374,504,650

Net Assets — 100.0%		$16,833,447,720

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	177

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$16,458,943,070	—	$16,458,943,070
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, cash of $446,731,170 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

178	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.	2,641	$375,418
BE Aerospace, Inc. (a)	8,101	703,086
The Boeing Co.	62,236	7,809,996
Exelis, Inc.	15,589	296,347
General Dynamics Corp.	24,502	2,668,758
Hexcel Corp. (a)	8,227	358,203
Honeywell International, Inc.	64,542	5,986,916
Huntington Ingalls Industries, Inc.	4,115	420,800
L-3 Communications Holdings, Inc.	7,383	872,301
Lockheed Martin Corp.	21,296	3,476,359
Northrop Grumman Corp.	18,211	2,246,873
Precision Castparts Corp.	12,005	3,034,384
Raytheon Co.	26,630	2,630,778
Rockwell Collins, Inc.	11,131	886,807
Spirit Aerosystems Holdings, Inc., Class A (a)	9,961	280,800
Textron, Inc.	22,796	895,655
TransDigm Group, Inc.	4,299	796,175
Triumph Group, Inc.	4,308	278,211
United Technologies Corp.	75,412	8,811,138

		42,829,005
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc. (b)	12,441	651,784
Expeditors International of Washington, Inc.	16,951	671,768
FedEx Corp.	24,241	3,213,387
United Parcel Service, Inc., Class B	59,421	5,786,417

		10,323,356
Airlines — 0.4%
Alaska Air Group, Inc. (b)	5,769	538,305
American Airlines Group, Inc. (a)	16,162	591,529
Copa Holdings SA, Class A	2,730	396,369
Delta Air Lines, Inc. (b)	70,256	2,434,371
Southwest Airlines Co.	59,256	1,399,034
United Continental Holdings, Inc. (a)	29,198	1,303,107

		6,662,715
Auto Components — 0.5%
Allison Transmission Holdings, Inc.	2,833	84,820
BorgWarner, Inc.	18,961	1,165,533
Delphi Automotive PLC (b)	25,648	1,740,473
Gentex Corp.	11,782	371,486
The Goodyear Tire & Rubber Co.	20,159	526,755
Johnson Controls, Inc.	56,193	2,659,053
Lear Corp.	6,617	553,975
TRW Automotive Holdings Corp. (a)	8,830	720,705
Common Stocks	Shares	Value
Auto Components (concluded)
Visteon Corp. (a)	4,092	$361,896

		8,184,696
Automobiles — 0.7%
Ford Motor Co.	316,672	4,940,083
General Motors Co.	101,931	3,508,465
Harley-Davidson, Inc.	18,388	1,224,825
Tesla Motors, Inc. (a)(b)	6,860	1,429,967
Thor Industries, Inc.	3,596	219,572

		11,322,912
Beverages — 1.9%
Beam, Inc.	13,199	1,099,477
Brown-Forman Corp., Class B	12,408	1,112,874
The Coca-Cola Co.	313,758	12,129,884
Coca-Cola Enterprises, Inc.	21,301	1,017,336
Constellation Brands, Inc., Class A (a)	12,616	1,071,982
Dr Pepper Snapple Group, Inc.	16,741	911,715
Keurig Green Mountain, Inc.	12,239	1,292,316
Molson Coors Brewing Co., Class B (b)	11,463	674,712
Monster Beverage Corp. (a)	11,010	764,644
PepsiCo, Inc.	126,855	10,592,392

		30,667,332
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	16,009	2,435,449
Alkermes PLC (a)	11,103	489,531
Amgen, Inc.	61,522	7,588,124
Ariad Pharmaceuticals, Inc. (a)(b)	9,366	75,490
Biogen Idec, Inc. (a)	19,473	5,956,207
BioMarin Pharmaceutical, Inc. (a)	11,405	777,935
Celgene Corp. (a)	34,218	4,776,833
Cubist Pharmaceuticals, Inc. (a)	5,351	391,426
Gilead Sciences, Inc. (a)	125,128	8,866,570
Incyte Corp. Ltd. (a)	8,444	451,923
Medivation, Inc. (a)	6,152	396,004
Myriad Genetics, Inc. (a)(b)	6,060	207,191
Pharmacyclics, Inc. (a)	4,796	480,655
Regeneron Pharmaceuticals, Inc. (a)	6,571	1,973,140
Seattle Genetics, Inc. (a)	8,238	375,323
Theravance, Inc. (a)	6,376	197,273
United Therapeutics Corp. (a)	3,817	358,913
Vertex Pharmaceuticals, Inc. (a)	19,099	1,350,681

		37,148,668
Building Products — 0.2%
Allegion PLC	8,175	426,490
AO Smith Corp.	6,415	295,218
Armstrong World Industries, Inc. (a)	2,005	106,766

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	179

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Products (concluded)
Fortune Brands Home & Security, Inc.	13,539	$569,721
Lennox International, Inc.	4,135	375,913
Masco Corp.	29,280	650,309
Owens Corning	9,755	421,123

		2,845,540
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	4,327	865,616
American Capital Ltd. (a)	23,218	366,612
Ameriprise Financial, Inc.	15,635	1,720,944
Ares Capital Corp.	24,251	427,303
Artisan Partners Asset Management, Inc.	1,087	69,840
The Bank of New York Mellon Corp.	95,212	3,360,031
BlackRock, Inc. (c)	10,711	3,368,395
The Charles Schwab Corp.	90,066	2,461,504
E*Trade Financial Corp. (a)	23,535	541,776
Eaton Vance Corp.	9,849	375,838
Federated Investors, Inc., Class B (b)	7,548	230,516
Franklin Resources, Inc.	33,703	1,826,028
The Goldman Sachs Group, Inc.	37,612	6,162,726
Invesco Ltd.	36,478	1,349,686
Lazard Ltd., Class A	10,512	495,010
Legg Mason, Inc. (b)	9,119	447,196
LPL Financial Holdings, Inc.	4,290	225,397
Morgan Stanley	124,914	3,893,569
Northern Trust Corp.	19,627	1,286,746
Raymond James Financial, Inc.	10,003	559,468
SEI Investments Co.	11,828	397,539
State Street Corp.	35,409	2,462,696
T. Rowe Price Group, Inc. (b)	21,275	1,751,996
TD Ameritrade Holding Corp.	19,106	648,649
Waddell & Reed Financial, Inc., Class A	7,051	519,095

		35,814,176
Chemicals — 2.5%
Air Products & Chemicals, Inc.	17,091	2,034,513
Airgas, Inc.	5,374	572,385
Albemarle Corp.	6,677	443,486
Ashland, Inc.	6,484	645,028
Cabot Corp.	5,301	313,077
Celanese Corp., Series A	13,099	727,125
CF Industries Holdings, Inc.	4,550	1,185,912
Cytec Industries, Inc.	3,036	296,344
The Dow Chemical Co.	99,226	4,821,391
E.I. du Pont de Nemours & Co.	75,508	5,066,587
Eastman Chemical Co.	12,703	1,095,126
Ecolab, Inc.	21,511	2,322,973
FMC Corp.	11,168	855,022
Huntsman Corp.	15,856	387,203
Common Stocks	Shares	Value
Chemicals (concluded)
International Flavors & Fragrances, Inc.	6,686	$639,650
Kronos Worldwide, Inc.	1,603	26,738
LyondellBasell Industries NV, Class A	31,627	2,812,905
Monsanto Co.	43,792	4,982,216
The Mosaic Co.	24,617	1,230,850
NewMarket Corp. (b)	788	307,935
PPG Industries, Inc.	11,702	2,263,869
Praxair, Inc.	24,261	3,177,463
Rockwood Holdings, Inc.	6,004	446,698
RPM International, Inc.	10,873	454,926
The Scotts Miracle-Gro Co., Class A	3,504	214,725
The Sherwin-Williams Co.	7,266	1,432,347
Sigma-Aldrich Corp.	9,872	921,847
The Valspar Corp. (b)	7,089	511,259
Westlake Chemical Corp.	3,306	218,791
WR Grace & Co. (a)	6,230	617,829

		41,026,220
Commercial Banks — 2.9%
Associated Banc-Corp	13,586	245,363
Bank of Hawaii Corp. (b)	3,646	220,984
BankUnited, Inc.	5,296	184,142
BB&T Corp.	57,563	2,312,306
BOK Financial Corp.	2,214	152,877
CapitalSource, Inc.	15,850	231,252
CIT Group, Inc.	16,511	809,369
City National Corp.	3,881	305,512
Comerica, Inc.	15,313	793,213
Commerce Bancshares, Inc.	6,703	311,153
Cullen/Frost Bankers, Inc. (b)	4,296	333,069
East West Bancorp, Inc.	11,564	422,086
Fifth Third Bancorp	71,753	1,646,731
First Citizens BancShares, Inc., Class A	634	152,636
First Horizon National Corp.	19,517	240,840
First Niagara Financial Group, Inc.	28,505	269,372
First Republic Bank	9,551	515,658
Fulton Financial Corp.	15,930	200,399
Huntington Bancshares, Inc.	68,816	686,096
KeyCorp	75,519	1,075,391
M&T Bank Corp. (b)	10,584	1,283,839
The PNC Financial Services Group, Inc. (c)	43,429	3,778,323
Popular, Inc. (a)	8,341	258,488
Regions Financial Corp.	115,951	1,288,216
Signature Bank (a)	3,878	487,038
SunTrust Banks, Inc.	44,314	1,763,254
SVB Financial Group (a)	3,699	476,357
Synovus Financial Corp.	81,570	276,522
TCF Financial Corp.	13,321	221,928
U.S. Bancorp	151,730	6,503,148

180	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Valley National Bancorp (b)	16,544	$172,223
Wells Fargo & Co.	396,045	19,699,278
Zions Bancorp	15,118	468,356

		47,785,419
Commercial Services & Supplies — 0.4%
The ADT Corp. (b)	15,041	450,478
Cintas Corp. (b)	8,454	503,943
Clean Harbors, Inc. (a)	4,895	268,197
Copart, Inc. (a)	9,207	335,043
Covanta Holding Corp.	8,913	160,880
Iron Mountain, Inc.	13,980	385,428
KAR Auction Services, Inc.	6,232	189,141
Pitney Bowes, Inc. (b)	16,532	429,667
Republic Services, Inc.	22,184	757,805
Rollins, Inc.	5,332	161,240
RR Donnelley & Sons Co.	16,084	287,904
Stericycle, Inc. (a)	7,079	804,316
Waste Connections, Inc.	10,127	444,170
Waste Management, Inc.	38,313	1,611,828

		6,790,040
Communications Equipment — 1.6%
Brocade Communications Systems, Inc. (a)	36,415	386,363
Cisco Systems, Inc.	438,404	9,824,634
CommScope Holding Co., Inc. (a)	3,486	86,034
EchoStar Corp., Class A (a)	3,378	160,658
F5 Networks, Inc. (a)	5,554	592,223
Harris Corp.	8,991	657,781
JDS Uniphase Corp. (a)	18,733	262,262
Juniper Networks, Inc. (a)	41,533	1,069,890
Knowles Corp. (a)	6,949	219,380
Motorola Solutions, Inc.	18,562	1,193,351
Palo Alto Networks, Inc. (a)	2,931	201,067
Polycom, Inc. (a)	12,580	172,598
QUALCOMM, Inc.	141,737	11,177,380
Riverbed Technology, Inc. (a)	13,648	269,002

		26,272,623
Computers & Peripherals — 3.5%
3D Systems Corp. (a)(b)	8,254	488,224
Apple, Inc.	76,999	41,328,443
Diebold, Inc. (b)	5,225	208,425
EMC Corp.	172,338	4,723,785
Hewlett-Packard Co.	159,473	5,160,546
Lexmark International, Inc., Class A (b)	5,122	237,097
NCR Corp. (a)	13,489	493,023
NetApp, Inc.	27,901	1,029,547
Nimble Storage, Inc. (a)	758	28,721
SanDisk Corp.	18,532	1,504,613
Stratasys Ltd. (a)	2,911	308,828
Common Stocks	Shares	Value
Computers & Peripherals (concluded)
Western Digital Corp.	17,331	$1,591,333

		57,102,585
Construction & Engineering — 0.2%
AECOM Technology Corp. (a)	8,304	267,140
Chicago Bridge & Iron Co. NV	8,252	719,162
Fluor Corp.	13,362	1,038,628
Jacobs Engineering Group, Inc. (a)	10,731	681,418
KBR, Inc.	12,188	325,176
Quanta Services, Inc. (a)	17,150	632,835
URS Corp.	6,305	296,713

		3,961,072
Construction Materials — 0.1%
Eagle Materials, Inc.	4,064	360,314
Martin Marietta Materials, Inc. (b)	3,779	485,035
Vulcan Materials Co.	10,662	708,490

		1,553,839
Consumer Finance — 0.9%
American Express Co.	77,724	6,997,492
Capital One Financial Corp.	47,921	3,697,584
Discover Financial Services	40,232	2,341,100
Santander Consumer USA Holdings, Inc. (a)	7,107	171,137
SLM Corp.	36,446	892,198

		14,099,511
Containers & Packaging — 0.3%
Aptargroup, Inc.	5,476	361,964
Avery Dennison Corp.	8,171	414,025
Ball Corp.	11,834	648,621
Bemis Co., Inc.	8,488	333,069
Crown Holdings, Inc. (a)	11,802	528,021
Greif, Inc., Class A	2,665	139,886
MeadWestvaco Corp.	14,519	546,495
Owens-Illinois, Inc. (a)	13,497	456,603
Packaging Corp. of America	8,046	566,197
Rock-Tenn Co., Class A	5,903	623,180
Sealed Air Corp.	16,069	528,188
Silgan Holdings, Inc.	3,631	179,807
Sonoco Products Co.	8,329	341,656

		5,667,712
Distributors — 0.1%
Genuine Parts Co.	12,713	1,104,124
LKQ Corp. (a)	24,500	645,575

		1,749,699
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc., Class A (a)	7,855	268,955
DeVry Education Group, Inc. (b)	5,116	216,868

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	181

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Consumer Services (concluded)
H&R Block, Inc.	22,343	$674,535
Service Corp. International	17,449	346,886
Weight Watchers International, Inc. (b)	1,985	40,772

		1,548,016
Diversified Financial Services — 3.3%
Bank of America Corp.	884,328	15,210,441
CBOE Holdings, Inc.	7,161	405,313
Citigroup, Inc.	249,612	11,881,531
CME Group, Inc.	25,998	1,924,112
Interactive Brokers Group, Inc., Class A	3,858	83,603
IntercontinentalExchange Group, Inc.	9,365	1,852,678
JPMorgan Chase & Co.	310,051	18,823,196
Leucadia National Corp.	24,272	679,616
McGraw-Hill Financial, Inc.	22,486	1,715,682
Moody’s Corp.	15,953	1,265,392
MSCI, Inc. (a)	9,906	426,156
The NASDAQ OMX Group, Inc.	9,151	338,038

		54,605,758
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	441,328	15,477,373
CenturyLink, Inc. (b)	47,410	1,556,944
Frontier Communications Corp. (b)	81,868	466,648
Intelsat SA (a)(b)	1,690	31,637
Level 3 Communications, Inc. (a)	14,146	553,674
tw telecom, Inc. (a)	11,540	360,740
Verizon Communications, Inc.	338,542	16,104,443
Windstream Holdings, Inc. (b)	48,640	400,794

		34,952,253
Electric Utilities — 1.6%
American Electric Power Co., Inc.	39,873	2,019,966
Duke Energy Corp.	57,894	4,123,211
Edison International	26,729	1,513,129
Entergy Corp.	14,618	977,213
Exelon Corp.	70,209	2,356,214
FirstEnergy Corp.	34,310	1,167,569
Great Plains Energy, Inc.	12,662	342,380
Hawaiian Electric Industries, Inc. (b)	8,029	204,097
ITC Holdings Corp.	12,882	481,143
NextEra Energy, Inc.	34,835	3,330,923
Northeast Utilities	25,811	1,174,401
OGE Energy Corp.	16,265	597,901
Pepco Holdings, Inc. (b)	20,397	417,731
Pinnacle West Capital Corp.	9,021	493,088
PPL Corp.	51,822	1,717,381
The Southern Co.	71,401	3,137,360
Westar Energy, Inc. (b)	10,434	366,859
Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	40,793	$1,238,476

		25,659,042
Electrical Equipment — 0.7%
AMETEK, Inc.	19,980	1,028,770
The Babcock & Wilcox Co.	9,301	308,793
Eaton Corp. PLC	38,810	2,915,407
Emerson Electric Co.	58,971	3,939,263
Hubbell, Inc., Class B	4,870	583,767
Regal-Beloit Corp.	3,761	273,462
Rockwell Automation, Inc.	11,457	1,426,970
Roper Industries, Inc.	8,123	1,084,502
SolarCity Corp. (a)(b)	1,981	124,050

		11,684,984
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	13,112	1,201,715
Arrow Electronics, Inc. (a)	8,588	509,784
Avnet, Inc.	11,245	523,230
AVX Corp.	3,507	46,222
CDW Corp.	2,362	64,813
Corning, Inc.	114,203	2,377,706
Dolby Laboratories, Inc., Class A (a)(b)	3,770	167,765
FLIR Systems, Inc.	11,642	419,112
Ingram Micro, Inc., Class A (a)	12,500	369,500
IPG Photonics Corp. (a)(b)	2,661	189,144
Jabil Circuit, Inc.	16,794	302,292
National Instruments Corp.	7,802	223,839
Tech Data Corp. (a)	3,108	189,464
Trimble Navigation Ltd. (a)	20,986	815,726
Vishay Intertechnology, Inc. (b)	11,024	164,037

		7,564,349
Energy Equipment & Services — 1.7%
Atwood Oceanics, Inc. (a)	4,648	234,213
Baker Hughes, Inc.	36,245	2,356,650
Cameron International Corp. (a)	18,166	1,122,114
Diamond Offshore Drilling, Inc. (b)	5,547	270,472
Dresser-Rand Group, Inc. (a)	6,250	365,063
Dril-Quip, Inc. (a)	3,331	373,405
FMC Technologies, Inc. (a)	19,459	1,017,511
Frank’s International NV	2,949	73,076
Halliburton Co.	69,583	4,097,743
Helmerich & Payne, Inc. (b)	7,783	837,139
McDermott International, Inc. (a)(b)	19,723	154,234
Nabors Industries Ltd.	24,173	595,864
National Oilwell Varco, Inc.	35,052	2,729,499
Oceaneering International, Inc.	8,877	637,901
Oil States International, Inc. (a)	4,510	444,686
Patterson-UTI Energy, Inc.	12,053	381,839
Rowan Cos. PLC, Class A (a)	10,227	344,445
RPC, Inc.	5,124	104,632

182	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Schlumberger Ltd.	109,057	$10,633,058
Seadrill Ltd.	28,993	1,019,394
Superior Energy Services, Inc.	13,093	402,741
Tidewater, Inc.	4,041	196,473
Unit Corp. (a)	3,965	259,232

		28,651,384
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	35,797	3,997,809
CVS Caremark Corp.	100,439	7,518,863
The Fresh Market, Inc. (a)(b)	3,276	110,074
The Kroger Co.	42,664	1,862,284
Safeway, Inc.	19,773	730,415
Sprouts Farmers Market, Inc. (a)	1,794	64,638
Sysco Corp.	48,687	1,759,061
Wal-Mart Stores, Inc.	132,099	10,096,326
Walgreen Co.	77,725	5,132,182
Whole Foods Market, Inc.	30,427	1,542,953

		32,814,605
Food Products — 1.5%
Archer-Daniels-Midland Co.	54,063	2,345,794
Bunge Ltd.	12,067	959,447
Campbell Soup Co. (b)	14,392	645,913
ConAgra Foods, Inc.	34,195	1,061,071
Dean Foods Co.	7,427	114,821
Flowers Foods, Inc.	14,213	304,869
General Mills, Inc.	52,884	2,740,449
The Hershey Co.	12,305	1,284,642
Hillshire Brands Co.	10,099	376,289
Hormel Foods Corp.	11,002	542,068
Ingredion, Inc.	6,357	432,785
The J.M. Smucker Co.	8,800	855,712
Kellogg Co.	21,313	1,336,538
Kraft Foods Group, Inc.	48,767	2,735,829
McCormick & Co., Inc. (b)	10,822	776,370
Mead Johnson Nutrition Co.	16,611	1,381,038
Mondelez International, Inc., Class A	146,383	5,057,533
Pinnacle Foods, Inc.	2,798	83,548
Tyson Foods, Inc., Class A	22,977	1,011,218
WhiteWave Foods Co., Class A (a)	11,434	326,326

		24,372,260
Gas Utilities — 0.2%
AGL Resources, Inc.	9,697	474,765
Atmos Energy Corp.	8,120	382,696
National Fuel Gas Co. (b)	6,037	422,832
ONE Gas, Inc. (a)	4,337	155,828
ONEOK, Inc.	16,909	1,001,858
Questar Corp.	14,399	342,408
Common Stocks	Shares	Value
Gas Utilities (concluded)
UGI Corp.	9,341	$426,043

		3,206,430
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	127,878	4,924,582
Alere, Inc. (a)	6,571	225,714
Baxter International, Inc.	44,458	3,271,220
Becton Dickinson & Co.	15,936	1,865,787
Boston Scientific Corp. (a)	110,676	1,496,339
C.R. Bard, Inc.	6,603	977,112
CareFusion Corp. (a)	17,097	687,641
The Cooper Cos., Inc.	3,964	544,495
Covidien PLC	38,595	2,842,908
DENTSPLY International, Inc.	11,756	541,246
Edwards Lifesciences Corp. (a)	8,986	666,492
Hill-Rom Holdings, Inc.	4,906	189,077
Hologic, Inc. (a)	22,097	475,085
IDEXX Laboratories, Inc. (a)	4,439	538,895
Intuitive Surgical, Inc. (a)	3,123	1,367,843
Medtronic, Inc.	83,346	5,129,113
ResMed, Inc. (b)	11,689	522,381
Sirona Dental Systems, Inc. (a)	4,533	338,479
St. Jude Medical, Inc.	23,246	1,520,056
Stryker Corp.	27,226	2,218,102
Teleflex, Inc. (b)	3,380	362,471
Varian Medical Systems, Inc. (a)	8,896	747,175
Zimmer Holdings, Inc.	13,812	1,306,339

		32,758,552
Health Care Providers & Services — 2.1%
Aetna, Inc.	31,029	2,326,244
AmerisourceBergen Corp.	18,943	1,242,471
Brookdale Senior Living, Inc. (a)	8,302	278,200
Cardinal Health, Inc.	28,042	1,962,379
Catamaran Corp. (a)	16,893	756,131
Cigna Corp.	23,407	1,959,868
Community Health Systems, Inc. (a)	9,212	360,834
DaVita HealthCare Partners, Inc. (a)	15,112	1,040,461
Envision Healthcare Holdings, Inc. (a)	4,088	138,297
Express Scripts Holding Co. (a)	63,660	4,780,230
HCA Holdings, Inc. (a)	21,954	1,152,585
Health Net, Inc. (a)	6,442	219,093
Henry Schein, Inc. (a)	7,149	853,376
Humana, Inc.	12,921	1,456,455
Laboratory Corp. of America Holdings (a)	7,171	704,264
LifePoint Hospitals, Inc. (a)	3,854	210,236
McKesson Corp.	18,590	3,282,436
MEDNAX, Inc. (a)(b)	8,240	510,715
Patterson Cos., Inc.	7,258	303,094

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	183

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Premier, Inc., Class A (a)	2,652	$87,383
Quest Diagnostics, Inc. (b)	11,932	691,102
Tenet Healthcare Corp. (a)	8,243	352,883
UnitedHealth Group, Inc.	83,673	6,860,349
Universal Health Services, Inc.	7,444	610,929
VCA Antech, Inc. (a)	7,178	231,347
WellPoint, Inc.	23,172	2,306,773

		34,678,135
Health Care Technology — 0.1%
Cerner Corp. (a)	24,328	1,368,450
Veeva Systems, Inc., Class A (a)(b)	1,126	30,064

		1,398,514
Hotels, Restaurants & Leisure — 1.9%
ARAMARK Holdings Corp.	3,324	96,130
Bally Technologies, Inc. (a)	3,141	208,154
Brinker International, Inc.	5,508	288,895
Burger King Worldwide, Inc.	8,151	216,409
Carnival Corp.	34,270	1,297,462
Chipotle Mexican Grill, Inc. (a)	2,536	1,440,575
Choice Hotels International, Inc.	2,207	101,522
Darden Restaurants, Inc.	10,651	540,645
Domino’s Pizza, Inc.	4,616	355,294
Dunkin’ Brands Group, Inc.	8,747	438,924
Hilton Worldwide Holdings, Inc. (a)	11,103	246,931
Hyatt Hotels Corp., Class A (a)	3,672	197,590
International Game Technology	20,365	286,332
Las Vegas Sands Corp.	32,066	2,590,291
Marriott International, Inc., Class A	19,105	1,070,262
McDonald’s Corp.	82,241	8,062,085
MGM Resorts International (a)	30,498	788,678
Norwegian Cruise Line Holdings Ltd. (a)	2,273	73,350
Panera Bread Co., Class A (a)	2,168	382,587
Penn National Gaming, Inc. (a)	5,774	71,136
Royal Caribbean Cruises Ltd.	13,401	731,159
SeaWorld Entertainment, Inc.	2,515	76,028
Six Flags Entertainment Corp.	5,362	215,284
Starbucks Corp.	61,418	4,506,853
Starwood Hotels & Resorts Worldwide, Inc.	15,962	1,270,575
The Wendy’s Co.	22,991	209,678
Wyndham Worldwide Corp.	10,513	769,867
Wynn Resorts Ltd.	6,615	1,469,522
Yum! Brands, Inc.	36,902	2,782,042

		30,784,260
Household Durables — 0.5%
D.R. Horton, Inc. (b)	23,139	500,959
Garmin Ltd. (b)	10,061	555,971
Harman International Industries, Inc.	5,575	593,180
Common Stocks	Shares	Value
Household Durables (concluded)
Jarden Corp. (a)	10,430	$624,027
Leggett & Platt, Inc. (b)	11,725	382,704
Lennar Corp., Class A (b)	13,566	537,485
Mohawk Industries, Inc. (a)	4,976	676,636
Newell Rubbermaid, Inc.	23,670	707,733
NVR, Inc. (a)	386	442,742
PulteGroup, Inc. (b)	31,794	610,127
Taylor Morrison Home Corp., Class A (a)	2,782	65,377
Tempur Sealy International, Inc. (a)	4,871	246,814
Toll Brothers, Inc. (a)	14,580	523,422
Tupperware Brands Corp.	4,344	363,853
Whirlpool Corp.	6,495	970,743

		7,801,773
Household Products — 1.7%
Church & Dwight Co., Inc.	11,338	783,116
The Clorox Co. (b)	10,802	950,684
Colgate-Palmolive Co.	76,515	4,963,528
Energizer Holdings, Inc.	5,107	514,479
Kimberly-Clark Corp.	31,550	3,478,388
The Procter & Gamble Co.	224,829	18,121,217

		28,811,412
Independent Power Producers & Energy Traders — 0.1%
The AES Corp.	50,939	727,409
Calpine Corp. (a)	30,081	628,994
NRG Energy, Inc.	26,458	841,364

		2,197,767
Industrial Conglomerates — 2.0%
3M Co.	56,618	7,680,798
Carlisle Cos., Inc.	5,218	413,996
Danaher Corp.	49,106	3,682,950
General Electric Co.	848,211	21,960,183

		33,737,927
Insurance — 4.1%
ACE Ltd.	27,906	2,764,368
Aflac, Inc.	38,247	2,411,091
Alleghany Corp. (a)	1,378	561,370
Allied World Assurance Co. Holdings AG	2,879	297,084
The Allstate Corp.	38,445	2,175,218
American Financial Group, Inc.	6,377	368,017
American International Group, Inc.	121,108	6,056,611
American National Insurance Co.	622	70,317
Aon PLC	25,359	2,137,256
Arch Capital Group Ltd. (a)	10,919	628,279
Arthur J. Gallagher & Co.	10,400	494,832
Aspen Insurance Holdings Ltd.	5,403	214,499
Assurant, Inc.	5,967	387,616
Assured Guaranty Ltd.	13,841	350,454

184	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Axis Capital Holdings Ltd.	9,195	$421,591
Berkshire Hathaway, Inc., Class B (a)	147,628	18,449,071
Brown & Brown, Inc.	9,792	301,202
The Chubb Corp.	20,111	1,795,912
Cincinnati Financial Corp. (b)	13,409	652,482
CNA Financial Corp.	2,161	92,318
Endurance Specialty Holdings Ltd.	3,537	190,397
Erie Indemnity Co., Class A	2,079	145,031
Everest Re Group Ltd.	3,975	608,374
Fidelity National Financial, Inc., Class A	22,540	708,658
Genworth Financial, Inc., Class A (a)	40,456	717,285
The Hanover Insurance Group, Inc.	3,580	219,955
Hartford Financial Services Group, Inc.	37,400	1,319,098
HCC Insurance Holdings, Inc.	8,239	374,792
ING US, Inc.	6,086	220,739
Kemper Corp.	3,956	154,957
Lincoln National Corp.	22,025	1,116,007
Loews Corp.	25,195	1,109,840
Markel Corp. (a)	1,132	674,785
Marsh & McLennan Cos., Inc.	45,225	2,229,592
MBIA, Inc. (a)	11,718	163,935
Mercury General Corp.	1,182	53,285
MetLife, Inc.	73,341	3,872,405
Old Republic International Corp.	21,369	350,452
PartnerRe Ltd.	4,439	459,436
Principal Financial Group, Inc.	24,072	1,107,071
ProAssurance Corp.	5,011	223,140
The Progressive Corp.	49,484	1,198,502
Protective Life Corp.	6,463	339,889
Prudential Financial, Inc.	38,063	3,222,033
Reinsurance Group of America, Inc.	5,949	473,719
RenaissanceRe Holdings Ltd.	3,432	334,963
StanCorp Financial Group, Inc.	3,579	239,077
Torchmark Corp. (b)	7,588	597,176
The Travelers Cos., Inc.	28,999	2,467,815
Unum Group	21,900	773,289
Validus Holdings Ltd.	7,556	284,937
W.R. Berkley Corp.	8,641	359,638
White Mountains Insurance Group Ltd.	514	308,349
XL Group PLC	23,219	725,594

		67,973,803
Internet & Catalog Retail — 1.2%
Amazon.com, Inc. (a)	30,161	10,149,780
Expedia, Inc.	8,744	633,940
Groupon, Inc. (a)	34,936	273,898
HomeAway, Inc. (a)	4,918	185,261
Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
Liberty Interactive Corp., Series A (a)	40,850	$1,179,340
Liberty Ventures, Series A (a)	3,018	393,336
Netflix, Inc. (a)	4,122	1,451,068
priceline.com, Inc. (a)	4,232	5,044,078
TripAdvisor, Inc. (a)	9,194	832,884
zulily, Inc., Class A (a)	987	49,538

		20,193,123
Internet Software & Services — 2.8%
Akamai Technologies, Inc. (a)	14,579	848,644
AOL, Inc. (a)	6,456	282,579
eBay, Inc. (a)	106,461	5,880,906
Equinix, Inc. (a)(b)	4,049	748,417
Facebook, Inc. (a)	139,757	8,418,962
Google, Inc., Class A (a)	22,122	24,655,190
IAC/InterActiveCorp	6,127	437,406
LinkedIn Corp. (a)	7,941	1,468,609
Pandora Media, Inc. (a)	11,639	352,894
Rackspace Hosting, Inc. (a)	9,333	306,309
Twitter, Inc. (a)(b)	6,635	309,655
VeriSign, Inc. (a)	10,637	573,441
Yahoo!, Inc. (a)	73,371	2,634,019

		46,917,031
IT Services — 3.2%
Accenture PLC, Class A	52,719	4,202,759
Alliance Data Systems Corp. (a)	4,036	1,099,608
Amdocs Ltd.	13,207	613,597
Automatic Data Processing, Inc.	39,805	3,075,334
Booz Allen Hamilton Holding Corp.	2,755	60,610
Broadridge Financial Solutions, Inc.	9,947	369,432
Cognizant Technology Solutions Corp., Class A (a)	49,486	2,504,486
Computer Sciences Corp.	12,325	749,607
CoreLogic, Inc. (a)	7,699	231,278
DST Systems, Inc.	2,729	258,682
Fidelity National Information Services, Inc.	24,046	1,285,259
Fiserv, Inc. (a)	21,849	1,238,620
FleetCor Technologies, Inc. (a)	5,571	641,222
Gartner, Inc. (a)	7,692	534,132
Genpact Ltd. (a)	13,621	237,278
Global Payments, Inc.	5,901	419,620
International Business Machines Corp.	80,201	15,437,890
Jack Henry & Associates, Inc.	7,066	394,000
Leidos Holdings, Inc.	5,881	208,011
Mastercard, Inc., Class A	95,863	7,160,966
NeuStar, Inc., Class A (a)	2,856	92,849
Paychex, Inc.	26,689	1,136,951

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	185

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Science Applications International Corp.	3,561	$133,146
Teradata Corp. (a)	13,406	659,441
Total System Services, Inc.	13,405	407,646
Vantiv, Inc., Class A (a)	7,089	214,230
VeriFone Systems, Inc. (a)	9,053	306,172
Visa, Inc., Class A	42,858	9,251,328
The Western Union Co. (b)	45,708	747,783

		53,671,937
Leisure Equipment & Products — 0.1%
Hasbro, Inc. (b)	9,416	523,718
Mattel, Inc.	28,336	1,136,557
Polaris Industries, Inc.	5,314	742,419

		2,402,694
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	28,480	1,592,602
Bio-Rad Laboratories, Inc., Class A (a)	1,664	213,192
Bruker Corp. (a)	8,905	202,945
Charles River Laboratories International, Inc. (a)	3,969	239,489
Covance, Inc. (a)	4,585	476,381
Illumina, Inc. (a)(b)	10,204	1,516,927
Mettler-Toledo International, Inc. (a)	2,477	583,779
PerkinElmer, Inc.	9,185	413,876
QIAGEN NV (a)	19,203	404,991
Quintiles Transnational Holdings, Inc. (a)	2,162	109,765
Techne Corp. (b)	3,080	262,940
Thermo Fisher Scientific, Inc.	32,072	3,856,337
Waters Corp. (a)	7,030	762,122

		10,635,346
Machinery — 2.0%
AGCO Corp.	7,985	440,453
Caterpillar, Inc.	53,953	5,361,310
Colfax Corp. (a)	8,537	608,944
Crane Co.	4,040	287,446
Cummins, Inc.	15,565	2,319,029
Deere & Co.	31,833	2,890,436
Donaldson Co., Inc.	12,043	510,623
Dover Corp.	14,037	1,147,525
Flowserve Corp.	11,731	919,007
Graco, Inc.	5,027	375,718
Harsco Corp.	6,721	157,473
IDEX Corp.	6,747	491,789
Illinois Tool Works, Inc.	29,226	2,376,951
Ingersoll-Rand PLC	22,810	1,305,644
ITT Corp.	7,435	317,921
Joy Global, Inc. (b)	8,454	490,332

Common Stocks	Shares	Value
Machinery (concluded)
Kennametal, Inc.	6,555	$290,387
Lincoln Electric Holdings, Inc.	6,816	490,820
The Manitowoc Co., Inc.	10,990	345,635
Navistar International Corp. (a)	4,641	157,191
Nordson Corp.	5,269	371,412
Oshkosh Corp.	7,220	425,041
PACCAR, Inc.	29,018	1,956,974
Pall Corp.	9,131	816,951
Parker Hannifin Corp.	12,244	1,465,729
Pentair Ltd., Registered Shares	16,761	1,329,818
Snap-on, Inc.	4,781	542,548
SPX Corp.	3,840	377,510
Stanley Black & Decker, Inc.	13,284	1,079,192
Terex Corp.	9,125	404,237
Timken Co.	7,086	416,515
The Toro Co.	4,793	302,870
Trinity Industries, Inc.	6,499	468,383
Valmont Industries, Inc. (b)	2,212	329,234
WABCO Holdings, Inc. (a)	4,790	505,632
Wabtec Corp. (b)	7,893	611,707
Xylem, Inc.	15,203	553,693

		33,242,080
Marine — 0.0%
Kirby Corp. (a)	4,657	471,521
Media — 3.7%
AMC Networks, Inc., Class A (a)	4,929	360,261
Cablevision Systems Corp., New York Group, Class A (b)	16,256	274,239
CBS Corp., Class B	50,335	3,110,703
Charter Communications, Inc., Class A (a)(b)	5,431	669,099
Cinemark Holdings, Inc.	9,611	278,815
Clear Channel Outdoor Holdings, Inc., Class A	3,214	29,280
Comcast Corp., Class A	215,247	10,766,655
DIRECTV (a)	40,290	3,078,962
Discovery Communications, Inc., Class A (a)	20,076	1,660,285
DISH Network Corp., Class A (a)	17,106	1,064,164
DreamWorks Animation SKG, Inc., Class A (a)	6,102	162,008
Gannett Co., Inc.	18,780	518,328
Graham Holdings Co., Class B	353	248,424
The Interpublic Group of Cos., Inc.	35,149	602,454
John Wiley & Sons, Inc., Class A (b)	3,700	213,268
Lamar Advertising Co., Class A (a)	6,481	330,466
Liberty Global PLC (a)	32,138	1,308,338
Liberty Global PLC, Class A (a)	32,138	1,336,941
Liberty Media Corp., Class A (a)	7,852	1,026,492
Lions Gate Entertainment Corp. (b)	6,644	177,594
Madison Square Garden Co., Class A (a)	5,093	289,180

186	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Morningstar, Inc.	1,744	$137,811
News Corp., Class A (a)	40,761	701,904
Omnicom Group, Inc.	21,213	1,540,064
Regal Entertainment Group, Class A	6,987	130,517
Scripps Networks Interactive, Inc., Class A (b)	8,997	682,962
Sirius XM Holdings, Inc. (a)	253,058	809,786
Starz, Class A (a)	8,975	289,713
Thomson Reuters Corp.	30,628	1,047,478
Time Warner Cable, Inc.	23,869	3,274,349
Time Warner, Inc.	76,469	4,995,720
Twenty-First Century Fox, Inc., Class A (b)	163,021	5,211,781
Viacom, Inc., Class B	36,586	3,109,444
The Walt Disney Co.	147,734	11,829,061

		61,266,546
Metals & Mining — 0.6%
Alcoa, Inc.	87,733	1,129,124
Allegheny Technologies, Inc. (b)	8,937	336,746
Carpenter Technology Corp. (b)	3,756	248,046
Cliffs Natural Resources, Inc. (b)	12,384	253,377
Compass Minerals International, Inc.	2,699	222,721
Freeport-McMoRan Copper & Gold, Inc.	84,849	2,805,956
Newmont Mining Corp.	40,390	946,742
Nucor Corp.	26,070	1,317,578
Reliance Steel & Aluminum Co.	6,293	444,663
Royal Gold, Inc. (b)	5,276	330,383
Southern Copper Corp.	12,952	377,033
Steel Dynamics, Inc.	18,221	324,152
Tahoe Resources, Inc. (a)(b)	7,068	149,488
United States Steel Corp. (b)	11,958	330,160

		9,216,169
Multi-Utilities — 1.1%
Alliant Energy Corp.	9,101	517,028
Ameren Corp.	19,906	820,127
CenterPoint Energy, Inc.	35,158	832,893
CMS Energy Corp.	21,892	640,998
Consolidated Edison, Inc.	24,029	1,289,156
Dominion Resources, Inc.	47,389	3,364,145
DTE Energy Co.	14,271	1,060,193
Integrys Energy Group, Inc.	6,493	387,307
MDU Resources Group, Inc.	15,493	531,565
NiSource, Inc.	25,600	909,568
PG&E Corp.	36,274	1,567,037
Public Service Enterprise Group, Inc.	41,508	1,583,115
SCANA Corp.	11,445	587,357
Sempra Energy	19,982	1,933,458
Common Stocks	Shares	Value
Multi-Utilities (concluded)
TECO Energy, Inc. (b)	18,040	$309,386
Vectren Corp.	6,637	261,431
Wisconsin Energy Corp. (b)	18,765	873,511

		17,468,275
Multiline Retail — 0.6%
Big Lots, Inc. (a)	4,822	182,609
Dillard’s, Inc., Class A	2,202	203,465
Dollar General Corp. (a)	26,844	1,489,305
Dollar Tree, Inc. (a)	17,072	890,817
Family Dollar Stores, Inc.	7,900	458,279
JC Penney Co., Inc. (a)(b)	14,677	126,516
Kohl’s Corp. (b)	17,660	1,003,088
Macy’s, Inc.	31,477	1,866,271
Nordstrom, Inc. (b)	11,899	743,092
Sears Holdings Corp. (a)(b)	3,593	171,602
Target Corp.	52,641	3,185,307

		10,320,351
Office Electronics — 0.1%
Xerox Corp.	100,737	1,138,328
Zebra Technologies Corp., Class A (a)	4,230	293,604

		1,431,932
Oil, Gas & Consumable Fuels — 7.4%
Anadarko Petroleum Corp.	41,138	3,486,857
Antero Resources Corp. (a)	3,092	193,559
Apache Corp.	32,146	2,666,511
Cabot Oil & Gas Corp.	34,579	1,171,537
Cheniere Energy, Inc. (a)	19,798	1,095,819
Chesapeake Energy Corp.	47,532	1,217,770
Chevron Corp.	159,018	18,908,830
Cimarex Energy Co.	7,093	844,847
Cobalt International Energy, Inc. (a)	22,595	413,940
Concho Resources, Inc. (a)	8,592	1,052,520
ConocoPhillips	100,297	7,055,894
CONSOL Energy, Inc. (b)	18,757	749,342
Continental Resources, Inc. (a)	3,505	435,566
CVR Energy, Inc. (b)	1,163	49,137
Denbury Resources, Inc.	30,618	502,135
Devon Energy Corp.	33,306	2,229,171
Energen Corp.	5,926	478,880
EOG Resources, Inc.	22,319	4,378,318
EP Energy Corp., Class A (a)	2,894	56,636
EQT Corp.	12,342	1,196,804
Exxon Mobil Corp.	364,740	35,627,803
Golar LNG Ltd. (b)	3,694	154,003
Gulfport Energy Corp. (a)	6,979	496,765
Hess Corp.	23,851	1,976,771
HollyFrontier Corp.	16,663	792,826
Kinder Morgan, Inc.	54,332	1,765,247
Kosmos Energy Ltd. (a)	8,274	91,014

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	187

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Laredo Petroleum, Inc. (a)(b)	3,473	$89,812
Marathon Oil Corp.	58,148	2,065,417
Marathon Petroleum Corp.	24,695	2,149,453
Murphy Oil Corp.	15,191	954,906
Newfield Exploration Co. (a)	11,161	350,009
Noble Energy, Inc.	29,420	2,089,997
Oasis Petroleum, Inc. (a)	8,263	344,815
Occidental Petroleum Corp.	66,089	6,297,621
PBF Energy, Inc.	1,749	45,124
Peabody Energy Corp.	22,125	361,522
Phillips 66	48,205	3,714,677
Pioneer Natural Resources Co.	11,204	2,096,717
QEP Resources, Inc.	14,709	433,033
Range Resources Corp.	13,378	1,109,973
SandRidge Energy, Inc. (a)(b)	39,868	244,790
SM Energy Co.	5,438	387,675
Southwestern Energy Co. (a)	28,838	1,326,836
Spectra Energy Corp.	54,898	2,027,932
Teekay Corp.	3,127	175,862
Tesoro Corp.	11,143	563,724
The Williams Cos., Inc.	56,005	2,272,683
Ultra Petroleum Corp. (a)(b)	12,619	339,325
Valero Energy Corp.	44,739	2,375,641
Whiting Petroleum Corp. (a)	9,667	670,793
World Fuel Services Corp. (b)	5,850	257,985
WPX Energy, Inc. (a)	16,637	299,965

		122,134,789
Paper & Forest Products — 0.1%
Domtar Corp.	2,736	307,034
International Paper Co.	36,494	1,674,345

		1,981,379
Personal Products — 0.2%
Avon Products, Inc.	35,536	520,247
Coty, Inc., Class A (b)	4,866	72,893
The Estee Lauder Cos., Inc., Class A	19,001	1,270,787
Herbalife Ltd. (b)	6,995	400,603
Nu Skin Enterprises, Inc., Class A	4,793	397,100

		2,661,630
Pharmaceuticals — 5.4%
AbbVie, Inc.	129,917	6,677,734
Actavis PLC (a)	14,229	2,929,040
Allergan, Inc.	24,315	3,017,491
Bristol-Myers Squibb Co.	134,742	6,999,847
Eli Lilly & Co.	81,316	4,786,260
Endo International PLC (a)	11,022	756,660
Forest Laboratories, Inc. (a)	21,876	2,018,499
Hospira, Inc. (a)	13,578	587,248
Jazz Pharmaceuticals PLC (a)	4,255	590,083
Johnson & Johnson	230,416	22,633,764
Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Mallinckrodt PLC (a)	4,824	$305,890
Merck & Co., Inc.	247,703	14,062,099
Mylan, Inc. (a)	31,264	1,526,621
Omnicare, Inc.	8,609	513,699
Perrigo Co. PLC	10,342	1,599,494
Pfizer, Inc.	548,633	17,622,092
Salix Pharmaceuticals Ltd. (a)	5,030	521,158
Zoetis, Inc.	41,016	1,187,003

		88,334,682
Professional Services — 0.3%
The Dun & Bradstreet Corp.	3,196	317,523
Equifax, Inc.	9,890	672,817
IHS, Inc., Class A (a)	5,393	655,249
Manpower, Inc.	6,329	498,915
Nielsen Holdings NV	17,920	799,770
Robert Half International, Inc.	11,450	480,328
Towers Watson & Co., Class A	5,349	610,053
Verisk Analytics, Inc., Class A (a)	12,418	744,583

		4,779,238
Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	5,861	425,274
American Campus Communities, Inc.	8,653	323,190
American Capital Agency Corp.	29,225	628,045
American Homes 4 Rent, Class A	4,324	72,254
American Tower Corp.	32,443	2,656,108
Annaly Capital Management, Inc.	77,724	852,632
Apartment Investment & Management Co., Class A	11,973	361,824
AvalonBay Communities, Inc.	10,614	1,393,830
BioMed Realty Trust, Inc.	15,418	315,915
Boston Properties, Inc.	12,449	1,425,784
Brandywine Realty Trust	12,851	185,825
BRE Properties, Inc.	6,324	397,021
Brixmor Property Group, Inc.	3,918	83,571
Camden Property Trust	6,961	468,754
CBL & Associates Properties, Inc.	13,203	234,353
Chimera Investment Corp.	82,768	253,270
CommonWealth REIT	9,528	250,586
Corporate Office Properties Trust	7,040	187,546
Corrections Corp. of America	9,536	298,668
DDR Corp.	24,322	400,827
Digital Realty Trust, Inc. (b)	10,536	559,251
Douglas Emmett, Inc.	11,781	319,736
Duke Realty Corp.	26,394	445,531
Equity Lifestyle Properties, Inc.	6,949	282,477
Equity Residential	29,544	1,713,257
Essex Property Trust, Inc.	3,118	530,216
Extra Space Storage, Inc.	9,106	441,732
Federal Realty Investment Trust	5,353	614,096

188	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Gaming and Leisure Properties, Inc.	7,972	$290,659
General Growth Properties, Inc.	45,967	1,011,274
Hatteras Financial Corp.	8,204	154,645
HCP, Inc.	37,285	1,446,285
Health Care REIT, Inc.	23,344	1,391,302
Healthcare Trust of America, Inc., Class A	9,897	112,727
Home Properties, Inc.	4,737	284,788
Hospitality Properties Trust	12,272	352,452
Host Hotels & Resorts, Inc.	61,096	1,236,583
Kilroy Realty Corp.	6,682	391,432
Kimco Realty Corp.	33,536	733,768
Liberty Property Trust (b)	10,629	392,848
The Macerich Co.	11,281	703,145
Mack-Cali Realty Corp.	7,298	151,725
MFA Financial, Inc.	29,276	226,889
Mid-America Apartment Communities, Inc.	6,124	418,085
National Retail Properties, Inc. (b)	9,745	334,448
Omega Healthcare Investors, Inc. (b)	10,062	337,278
Piedmont Office Realty Trust, Inc., Class A (b)	12,737	218,440
Plum Creek Timber Co., Inc.	14,515	610,211
Post Properties, Inc.	4,432	217,611
Prologis, Inc.	40,873	1,668,845
Public Storage	11,746	1,979,084
Rayonier, Inc.	10,338	474,618
Realty Income Corp. (b)	16,911	690,983
Regency Centers Corp.	7,517	383,818
Retail Properties of America, Inc., Class A	11,138	150,809
Senior Housing Properties Trust	15,455	347,274
Simon Property Group, Inc.	25,434	4,171,176
SL Green Realty Corp.	6,602	664,293
Spirit Realty Capital, Inc.	30,524	335,153
Starwood Property Trust, Inc.	16,009	377,652
Starwood Waypoint Residential Trust (a)	3,221	92,733
Tanger Factory Outlet Centers	7,890	276,150
Taubman Centers, Inc.	5,231	370,302
Two Harbors Investment Corp.	30,238	309,939
UDR, Inc.	20,573	531,401
Ventas, Inc.	24,049	1,456,648
Vornado Realty Trust	15,336	1,511,516
Weingarten Realty Investors	10,094	302,820
Weyerhaeuser Co.	47,768	1,401,991
WP Carey, Inc.	4,772	286,654

		44,922,027
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	22,893	627,955
Common Stocks	Shares	Value
Real Estate Management & Development (concluded)
Forest City Enterprises, Inc., Class A (a)	12,747	$243,468
The Howard Hughes Corp. (a)	3,241	462,523
Jones Lang LaSalle, Inc.	3,618	428,733
Realogy Holdings Corp. (a)	9,856	428,243
The St. Joe Co. (a)(b)	2,168	41,734

		2,232,656
Road & Rail — 1.0%
Amerco, Inc.	618	143,450
Avis Budget Group, Inc. (a)	8,841	430,557
Con-way, Inc.	4,625	189,995
CSX Corp.	83,836	2,428,729
Genesee & Wyoming, Inc., Class A (a)	3,559	346,362
Hertz Global Holdings, Inc. (a)	28,414	756,949
JB Hunt Transport Services, Inc.	7,503	539,616
Kansas City Southern	9,040	922,622
Landstar System, Inc.	3,781	223,911
Norfolk Southern Corp.	25,848	2,511,650
Old Dominion Freight Line, Inc. (a)	5,867	332,894
Ryder System, Inc.	4,282	342,217
Union Pacific Corp.	38,291	7,185,689

		16,354,641
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc. (a)(b)	49,737	199,445
Altera Corp.	26,265	951,844
Analog Devices, Inc.	25,281	1,343,432
Applied Materials, Inc.	98,574	2,012,881
Atmel Corp. (a)	35,669	298,193
Avago Technologies Ltd.	20,189	1,300,373
Broadcom Corp., Class A	46,843	1,474,618
Cree, Inc. (a)	9,676	547,275
Fairchild Semiconductor International, Inc. (a)	10,661	147,015
First Solar, Inc. (a)	5,568	388,591
Freescale Semiconductor Ltd. (a)	5,569	135,939
Intel Corp.	407,779	10,524,776
KLA-Tencor Corp.	13,609	940,926
Lam Research Corp. (a)	13,350	734,250
Linear Technology Corp.	19,137	931,781
LSI Corp.	45,092	499,168
Marvell Technology Group Ltd.	32,373	509,875
Maxim Integrated Products, Inc.	23,881	790,939
Microchip Technology, Inc. (b)	16,174	772,470
Micron Technology, Inc. (a)	84,506	1,999,412
NVIDIA Corp.	47,414	849,185
ON Semiconductor Corp. (a)	37,048	348,251
Silicon Laboratories, Inc. (a)	3,487	182,196
Skyworks Solutions, Inc. (a)	15,687	588,576
Teradyne, Inc. (a)	15,780	313,864
Texas Instruments, Inc.	90,987	4,290,037

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	189

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Xilinx, Inc.	21,647	$1,174,783

		34,250,095
Software — 3.6%
Activision Blizzard, Inc.	21,838	446,369
Adobe Systems, Inc. (a)	41,176	2,706,910
Allscripts Healthcare Solutions, Inc. (a)	14,857	267,872
ANSYS, Inc. (a)	7,647	588,972
Autodesk, Inc. (a)	18,410	905,404
CA, Inc.	26,903	833,186
Cadence Design Systems, Inc. (a)	23,225	360,916
Citrix Systems, Inc. (a)	15,352	881,665
Compuware Corp.	17,519	183,949
Concur Technologies, Inc. (a)	3,829	379,339
Electronic Arts, Inc. (a)	24,829	720,289
FactSet Research Systems, Inc. (b)	3,609	389,086
FireEye, Inc. (a)	1,386	85,336
Fortinet, Inc. (a)	10,935	240,898
Informatica Corp. (a)	8,883	335,600
Intuit, Inc.	24,358	1,893,347
MICROS Systems, Inc. (a)	6,461	341,981
Microsoft Corp.	685,049	28,080,159
NetSuite, Inc. (a)	2,907	275,671
Nuance Communications, Inc. (a)(b)	21,479	368,794
Oracle Corp.	275,678	11,277,987
Red Hat, Inc. (a)	15,555	824,104
Rovi Corp. (a)	8,417	191,739
Salesforce.com, Inc. (a)	48,395	2,762,871
ServiceNow, Inc. (a)	6,806	407,816
SolarWinds, Inc. (a)	5,292	225,598
Solera Holdings, Inc.	5,653	358,061
Splunk, Inc. (a)	9,254	661,568
Symantec Corp.	57,152	1,141,325
Synopsys, Inc. (a)	12,616	484,581
Tableau Software, Inc., Class A (a)	933	70,983
TIBCO Software, Inc. (a)	13,658	277,531
VMware, Inc., Class A (a)	7,015	757,760
Workday, Inc., Class A (a)	3,332	304,645
Zynga, Inc., Class A (a)	50,489	217,103

		60,249,415
Specialty Retail — 2.2%
Aaron’s, Inc.	5,875	177,660
Abercrombie & Fitch Co., Class A (b)	6,306	242,781
Advance Auto Parts, Inc.	5,986	757,229
American Eagle Outfitters, Inc.	15,621	191,201
Ascena Retail Group, Inc. (a)	10,480	181,094
AutoNation, Inc. (a)	4,124	219,521
AutoZone, Inc. (a)	2,736	1,469,506
Bed Bath & Beyond, Inc. (a)	17,933	1,233,790
Common Stocks	Shares	Value
Specialty Retail (concluded)
Best Buy Co., Inc.	22,406	$591,742
Cabela’s, Inc. (a)	3,833	251,100
CarMax, Inc. (a)	18,424	862,243
Chico’s FAS, Inc.	13,174	211,179
CST Brands, Inc.	5,049	157,731
Dick’s Sporting Goods, Inc. (b)	8,107	442,723
DSW, Inc., Class A	5,774	207,056
Foot Locker, Inc.	12,318	578,700
GameStop Corp., Class A (b)	9,753	400,848
The Gap, Inc.	22,905	917,574
GNC Holdings, Inc., Class A	8,068	355,153
Guess?, Inc. (b)	4,980	137,448
The Home Depot, Inc.	119,831	9,482,227
L Brands, Inc.	19,691	1,117,858
Lowe’s Cos., Inc.	84,491	4,131,610
Murphy USA, Inc. (a)	3,998	162,279
O’Reilly Automotive, Inc. (a)	9,063	1,344,859
PetSmart, Inc.	8,477	583,981
Ross Stores, Inc.	18,032	1,290,190
Sally Beauty Holdings, Inc. (a)	13,931	381,709
Signet Jewelers Ltd.	6,636	702,487
Staples, Inc. (b)	54,472	617,713
Tiffany & Co.	9,165	789,565
TJX Cos., Inc.	59,045	3,581,079
Tractor Supply Co.	11,451	808,784
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,224	509,236
Urban Outfitters, Inc. (a)	8,884	323,999
Williams-Sonoma, Inc.	8,016	534,186

		35,948,041
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc. (b)	4,485	348,260
Coach, Inc.	23,052	1,144,762
Deckers Outdoor Corp. (a)	2,804	223,563
Fossil Group, Inc. (a)	3,971	463,058
Hanesbrands, Inc.	8,085	618,341
Michael Kors Holdings Ltd. (a)	16,531	1,541,846
NIKE, Inc., Class B	58,105	4,291,635
PVH Corp.	6,649	829,596
Ralph Lauren Corp.	4,922	792,098
Under Armour, Inc., Class A (a)(b)	6,870	787,577
VF Corp.	28,732	1,777,936

		12,818,672
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc. (b)	43,359	426,219
Nationstar Mortgage Holdings, Inc. (a)(b)	1,908	61,934
New York Community Bancorp, Inc. (b)	36,171	581,268
Ocwen Financial Corp. (a)	8,552	335,067
People’s United Financial, Inc. (b)	25,404	377,757

190	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
TFS Financial Corp. (a)	6,597	$82,001
Washington Federal, Inc.	8,552	199,262

		2,063,508
Tobacco — 1.2%
Altria Group, Inc.	164,775	6,167,528
Lorillard, Inc.	30,990	1,675,939
Philip Morris International, Inc.	134,163	10,983,925
Reynolds American, Inc.	25,856	1,381,228

		20,208,620
Trading Companies & Distributors — 0.3%
Air Lease Corp.	5,705	212,740
Fastenal Co. (b)	24,338	1,200,350
GATX Corp.	3,780	256,587
HD Supply Holdings, Inc. (a)	4,896	128,030
MRC Global, Inc. (a)	6,815	183,732
MSC Industrial Direct Co., Inc., Class A	3,894	336,909
United Rentals, Inc. (a)	7,731	733,981
W.W. Grainger, Inc.	4,838	1,222,369
WESCO International, Inc. (a)	3,656	304,252

		4,578,950
Water Utilities — 0.1%
American Water Works Co., Inc.	14,580	661,932
Aqua America, Inc.	14,436	361,911

		1,023,843
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.	27,406	2,022,015
SBA Communications Corp., Class A (a)	10,468	952,169
Sprint Corp. (a)	69,813	641,581
T-Mobile US, Inc. (a)	15,616	515,797
Common Stocks	Shares	Value
Wireless Telecommunication Services (concluded)
Telephone & Data Systems, Inc.	7,735	$202,734
United States Cellular Corp.	953	39,083

		4,373,379
Total Common Stocks — 95.9%		1,583,160,914

Investment Companies — 2.2%
iShares Russell 1000 ETF (c)	341,542	35,783,355
Total Long-Term Investments (Cost — $1,377,875,593) — 98.1%		1,618,944,269

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)(e)	57,264,927	57,264,927
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)(e)	28,111,963	28,111,963
Total Short-Term Securities (Cost — $85,376,890) — 5.2%		85,376,890
Total Investments (Cost — $1,463,252,483*) — 103.3%		1,704,321,159
Liabilities in Excess of Other Assets — (3.3)%		(53,944,225)

Net Assets — 100.0%		$1,650,376,934

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,468,043,004

Gross unrealized appreciation	$246,150,392
Gross unrealized depreciation	(9,872,237)

Net unrealized appreciation	$236,278,155

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	191

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased		Shares Sold	Shares at March 31, 2014	Value at March 31, 2014	Income	Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	94,674,911	—		(37,409,984)[1]	57,264,927	$57,264,927	$16,971	—
BlackRock Cash Funds: Prime, SL Agency Shares	10,668,379	17,443,584	[2]	—	28,111,963	$28,111,963	$61,363	—
BlackRock, Inc.	7,512	3,199		—	10,711	$3,368,395	$19,501	—
iShares Russell 1000 ETF	99,042	592,500		(350,000)	341,542	$35,783,355	$68,034	$1,213,548
The PNC Financial Services Group, Inc.	30,459	12,970		—	43,429	$3,778,323	$13,708	—

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

Portfolio Abbreviation

S&P	Standard and Poor’s

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
339	S&P 500 E-Mini Index	Chicago Mercantile	June 2014	$	31,604,970	$79,343
30	S&P MidCap 400 E-Mini Index	Chicago Mercantile	June 2014	$	4,124,700	5,074
Total						$84,417

192	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Russell 1000® Index Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$1,583,160,914	—	—	$1,583,160,914
Investment Companies	35,783,355	—	—	35,783,355
Short-Term Securities:
Short-Term Securities	85,376,890	—	—	85,376,890

Total	$1,704,321,159	—	—	$1,704,321,159

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$84,417	—	—	$84,417
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	193

Schedule of Investments (concluded)	Russell 1000® Index Master Portfolio

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,751,000	—	—	$1,751,000
Liabilities:
Collateral on securities loaned at value	—	$(29,303,043)	—	(29,303,043)

Total	$1,751,000	$(29,303,043)	—	$(27,552,043)

There were no transfers between levels during the period ended March 31, 2014.

194	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	218,721	$27,447,298
General Dynamics Corp.	103,997	11,327,353
Honeywell International, Inc.	250,710	23,255,859
L-3 Communications Holdings, Inc.	27,480	3,246,762
Lockheed Martin Corp.	86,322	14,091,203
Northrop Grumman Corp.	69,331	8,554,059
Precision Castparts Corp.	46,430	11,735,647
Raytheon Co.	100,601	9,938,373
Rockwell Collins, Inc.	43,201	3,441,824
Textron, Inc.	90,278	3,547,023
United Technologies Corp.	269,224	31,456,132

		148,041,533
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	47,538	2,490,516
Expeditors International of Washington, Inc.	64,887	2,571,472
FedEx Corp.	88,835	11,775,967
United Parcel Service, Inc., Class B	227,268	22,131,358

		38,969,313
Airlines — 0.3%
Delta Air Lines, Inc.	271,697	9,414,301
Southwest Airlines Co.	224,380	5,297,612

		14,711,913
Auto Components — 0.4%
BorgWarner, Inc.	72,853	4,478,274
Delphi Automotive PLC	89,180	6,051,755
The Goodyear Tire & Rubber Co.	79,244	2,070,646
Johnson Controls, Inc.	212,402	10,050,862

		22,651,537
Automobiles — 0.7%
Ford Motor Co.	1,260,935	19,670,586
General Motors Co.	416,786	14,345,774
Harley-Davidson, Inc.	70,417	4,690,476

		38,706,836
Beverages — 2.2%
Beam, Inc.	52,880	4,404,904
Brown-Forman Corp., Class B	51,809	4,646,749
The Coca-Cola Co.	1,211,531	46,837,789
Coca-Cola Enterprises, Inc.	76,065	3,632,864
Constellation Brands, Inc., Class A (a)	53,456	4,542,156
Dr Pepper Snapple Group, Inc.	63,145	3,438,877
Keurig Green Mountain, Inc.	41,278	4,358,544
Molson Coors Brewing Co., Class B	50,597	2,978,139
Monster Beverage Corp. (a)	43,254	3,003,990
Common Stocks	Shares	Value
Beverages (concluded)
PepsiCo, Inc.	486,863	$40,653,061

		118,497,073
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	63,246	9,621,614
Amgen, Inc.	241,403	29,774,646
Biogen Idec, Inc. (a)	75,583	23,118,572
Celgene Corp. (a)	129,851	18,127,200
Gilead Sciences, Inc. (a)	491,842	34,851,924
Regeneron Pharmaceuticals, Inc. (a)	25,176	7,559,849
Vertex Pharmaceuticals, Inc. (a)	75,363	5,329,672

		128,383,477
Building Products — 0.1%
Allegion PLC	28,654	1,494,879
Masco Corp.	113,907	2,529,875

		4,024,754
Capital Markets — 2.1%
Ameriprise Financial, Inc.	61,065	6,721,425
The Bank of New York Mellon Corp.	363,042	12,811,752
BlackRock, Inc. (b)	40,184	12,637,064
The Charles Schwab Corp.	373,629	10,211,281
E*Trade Financial Corp. (a)	92,093	2,119,981
Franklin Resources, Inc.	129,059	6,992,417
The Goldman Sachs Group, Inc.	134,625	22,058,306
Invesco Ltd.	138,601	5,128,237
Legg Mason, Inc.	33,588	1,647,155
Morgan Stanley	448,468	13,978,748
Northern Trust Corp.	71,382	4,679,804
State Street Corp.	138,070	9,602,768
T. Rowe Price Group, Inc.	83,774	6,898,789

		115,487,727
Chemicals — 2.6%
Air Products & Chemicals, Inc.	67,667	8,055,080
Airgas, Inc.	21,266	2,265,042
CF Industries Holdings, Inc.	17,749	4,626,099
The Dow Chemical Co.	388,729	18,888,342
E.I. du Pont de Nemours & Co.	296,397	19,888,239
Eastman Chemical Co.	48,793	4,206,444
Ecolab, Inc.	86,536	9,345,023
FMC Corp.	42,444	3,249,513
International Flavors & Fragrances, Inc.	25,960	2,483,593
LyondellBasell Industries NV, Class A	138,102	12,282,792
Monsanto Co.	167,815	19,092,313
The Mosaic Co.	108,427	5,421,350
PPG Industries, Inc.	44,307	8,571,632
Praxair, Inc.	93,985	12,309,215
The Sherwin-Williams Co.	27,277	5,377,115

BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014	195

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Sigma-Aldrich Corp.	38,174	$3,564,688

		139,626,480
Commercial Banks — 3.0%
BB&T Corp.	227,260	9,129,034
Comerica, Inc.	58,252	3,017,454
Fifth Third Bancorp	272,409	6,251,787
Huntington Bancshares, Inc.	265,576	2,647,793
KeyCorp	284,632	4,053,160
M&T Bank Corp.	41,881	5,080,165
The PNC Financial Services Group, Inc. (b)	170,747	14,854,989
Regions Financial Corp.	453,723	5,040,862
SunTrust Banks, Inc.	170,913	6,800,628
US Bancorp	582,726	24,975,636
Wells Fargo & Co.	1,531,047	76,154,278
Zions Bancorporation	59,049	1,829,338

		159,835,124
Commercial Services & Supplies — 0.3%
The ADT Corp. (c)	58,732	1,759,024
Cintas Corp.	32,156	1,916,819
Iron Mountain, Inc.	54,426	1,500,525
Pitney Bowes, Inc.	64,681	1,681,059
Republic Services, Inc.	86,421	2,952,141
Stericycle, Inc. (a)	27,252	3,096,372
Waste Management, Inc.	138,309	5,818,660

		18,724,600
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,647,322	36,916,486
F5 Networks, Inc. (a)	24,154	2,575,541
Harris Corp.	34,121	2,496,292
Juniper Networks, Inc. (a)	160,366	4,131,028
Motorola Solutions, Inc.	72,298	4,648,039
QUALCOMM, Inc.	540,710	42,640,391

		93,407,777
Computers & Peripherals — 3.9%
Apple, Inc.	285,227	153,092,740
EMC Corp.	647,836	17,757,185
Hewlett-Packard Co.	606,088	19,613,008
NetApp, Inc.	106,020	3,912,138
SanDisk Corp.	72,081	5,852,256
Seagate Technology PLC	105,082	5,901,405
Western Digital Corp.	67,212	6,171,406

		212,300,138
Construction & Engineering — 0.2%
Fluor Corp.	51,318	3,988,948
Jacobs Engineering Group, Inc. (a)	42,145	2,676,208
Common Stocks	Shares	Value
Construction & Engineering (concluded)
Quanta Services, Inc. (a)	69,571	$2,567,170

		9,232,326
Construction Materials — 0.1%
Vulcan Materials Co.	41,718	2,772,161
Consumer Finance — 1.0%
American Express Co.	292,235	26,309,917
Capital One Financial Corp.	183,208	14,136,329
Discover Financial Services	150,632	8,765,276
SLM Corp.	137,216	3,359,048

		52,570,570
Containers & Packaging — 0.2%
Avery Dennison Corp.	30,769	1,559,065
Ball Corp.	45,002	2,466,560
Bemis Co., Inc.	32,609	1,279,577
MeadWestvaco Corp.	55,914	2,104,603
Owens-Illinois, Inc. (a)	52,546	1,777,631
Sealed Air Corp.	62,672	2,060,029

		11,247,465
Distributors — 0.1%
Genuine Parts Co.	49,158	4,269,372
Diversified Consumer Services — 0.1%
H&R Block, Inc.	87,613	2,645,036
Diversified Financial Services — 3.9%
Bank of America Corp.	3,379,443	58,126,420
Citigroup, Inc.	970,890	46,214,364
CME Group, Inc.	100,874	7,465,685
IntercontinentalExchange Group, Inc.	36,750	7,270,253
JPMorgan Chase & Co.	1,210,833	73,509,671
Leucadia National Corp.	100,055	2,801,540
McGraw-Hill Financial, Inc.	86,628	6,609,716
Moody’s Corp.	60,174	4,773,002
The NASDAQ OMX Group, Inc.	37,326	1,378,822

		208,149,473
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,665,036	58,392,813
CenturyLink, Inc.	184,915	6,072,609
Frontier Communications Corp.	319,285	1,819,924
Verizon Communications, Inc.	1,324,119	62,988,341
Windstream Holdings, Inc. (c)	190,439	1,569,217

		130,842,904
Electric Utilities — 1.7%
American Electric Power Co., Inc.	155,928	7,899,313
Duke Energy Corp.	225,864	16,086,034
Edison International	104,141	5,895,422
Entergy Corp.	57,065	3,814,795

196	BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Exelon Corp.	274,100	$9,198,796
FirstEnergy Corp.	133,828	4,554,167
NextEra Energy, Inc.	139,195	13,309,826
Northeast Utilities	100,816	4,587,128
Pepco Holdings, Inc.	80,000	1,638,400
Pinnacle West Capital Corp.	35,197	1,923,868
PPL Corp.	201,612	6,681,422
The Southern Co.	283,878	12,473,599
Xcel Energy, Inc.	159,262	4,835,194

		92,897,964
Electrical Equipment — 0.7%
AMETEK, Inc.	78,323	4,032,851
Eaton Corp. PLC	151,952	11,414,634
Emerson Electric Co.	224,753	15,013,500
Rockwell Automation, Inc.	44,359	5,524,914
Roper Industries, Inc.	31,816	4,247,754

		40,233,653
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	50,563	4,634,099
Corning, Inc.	445,322	9,271,604
FLIR Systems, Inc.	45,113	1,624,068
Jabil Circuit, Inc.	59,893	1,078,074
TE Connectivity Ltd.	131,138	7,895,819

		24,503,664
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	139,851	9,093,112
Cameron International Corp. (a)	69,372	4,285,109
Diamond Offshore Drilling, Inc. (c)	22,166	1,080,814
Ensco PLC, Class A	74,638	3,939,394
FMC Technologies, Inc. (a)	75,445	3,945,019
Halliburton Co.	272,035	16,020,141
Helmerich & Payne, Inc.	34,365	3,696,299
Nabors Industries Ltd.	83,345	2,054,454
National Oilwell Varco, Inc.	136,997	10,667,956
Noble Corp. PLC	81,194	2,658,292
Rowan Cos. PLC, Class A (a)	39,603	1,333,829
Schlumberger Ltd.	418,067	40,761,533
Transocean Ltd.	108,462	4,483,819

		104,019,771
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	140,586	15,700,644
CVS Caremark Corp.	378,137	28,307,336
The Kroger Co.	165,241	7,212,770
Safeway, Inc.	73,729	2,723,549
Sysco Corp.	186,991	6,755,985
Wal-Mart Stores, Inc.	517,304	39,537,545
Walgreen Co.	279,488	18,454,593
Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Whole Foods Market, Inc.	118,902	$6,029,520

		124,721,942
Food Products — 1.5%
Archer-Daniels-Midland Co.	210,471	9,132,337
Campbell Soup Co.	57,184	2,566,418
ConAgra Foods, Inc.	134,357	4,169,098
General Mills, Inc.	199,768	10,351,978
The Hershey Co.	47,928	5,003,683
Hormel Foods Corp.	43,007	2,118,955
The J.M. Smucker Co.	33,191	3,227,493
Kellogg Co.	82,079	5,147,174
Kraft Foods Group, Inc.	190,638	10,694,792
McCormick & Co., Inc.	41,981	3,011,717
Mead Johnson Nutrition Co.	64,457	5,358,955
Mondelez International, Inc., Class A	544,001	18,795,234
Tyson Foods, Inc., Class A	86,041	3,786,664

		83,364,498
Gas Utilities — 0.1%
AGL Resources, Inc.	37,977	1,859,354
ONEOK, Inc.	66,415	3,935,089

		5,794,443
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	493,357	18,999,178
Baxter International, Inc.	173,658	12,777,756
Becton Dickinson & Co.	61,750	7,229,690
Boston Scientific Corp. (a)	423,681	5,728,167
C.R. Bard, Inc.	24,806	3,670,792
CareFusion Corp. (a)	66,716	2,683,318
Covidien PLC	144,178	10,620,152
DENTSPLY International, Inc.	45,431	2,091,643
Edwards Lifesciences Corp. (a)	34,337	2,546,775
Intuitive Surgical, Inc. (a)	12,201	5,343,916
Medtronic, Inc.	319,984	19,691,815
St. Jude Medical, Inc.	90,800	5,937,412
Stryker Corp.	94,220	7,676,103
Varian Medical Systems, Inc. (a)	33,152	2,784,437
Zimmer Holdings, Inc.	54,176	5,123,966

		112,905,120
Health Care Providers & Services — 2.1%
Aetna, Inc.	116,022	8,698,169
AmerisourceBergen Corp.	73,259	4,805,058
Cardinal Health, Inc.	109,613	7,670,718
Cigna Corp.	87,517	7,327,798
DaVita HealthCare Partners, Inc. (a)	56,553	3,893,674
Express Scripts Holding Co. (a)	248,187	18,636,362
Humana, Inc.	49,283	5,555,180

BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014	197

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Laboratory Corp. of America Holdings (a)	27,310	$2,682,115
McKesson Corp.	73,574	12,990,961
Patterson Cos., Inc.	26,334	1,099,708
Quest Diagnostics, Inc.	46,204	2,676,136
Tenet Healthcare Corp. (a)	31,096	1,331,220
UnitedHealth Group, Inc.	316,345	25,937,126
WellPoint, Inc.	90,353	8,994,641

		112,298,866
Health Care Technology — 0.1%
Cerner Corp. (a)(c)	94,548	5,318,325
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	140,084	5,303,580
Chipotle Mexican Grill, Inc. (a)	9,917	5,633,352
Darden Restaurants, Inc.	41,930	2,128,367
International Game Technology	79,268	1,114,508
Marriott International, Inc., Class A	70,767	3,964,367
McDonald’s Corp.	316,558	31,032,181
Starbucks Corp.	241,678	17,734,332
Starwood Hotels & Resorts Worldwide, Inc.	61,343	4,882,903
Wyndham Worldwide Corp.	41,021	3,003,968
Wynn Resorts Ltd.	25,882	5,749,686
Yum! Brands, Inc.	141,677	10,681,029

		91,228,273
Household Durables — 0.4%
D.R. Horton, Inc.	90,955	1,969,176
Garmin Ltd.	39,274	2,170,281
Harman International Industries, Inc.	21,655	2,304,092
Leggett & Platt, Inc.	44,520	1,453,133
Lennar Corp., Class A	56,163	2,225,178
Mohawk Industries, Inc. (a)	19,514	2,653,514
Newell Rubbermaid, Inc.	89,296	2,669,950
PulteGroup, Inc.	109,794	2,106,947
Whirlpool Corp.	24,792	3,705,412

		21,257,683
Household Products — 2.0%
The Clorox Co.	41,517	3,653,911
Colgate-Palmolive Co.	279,202	18,111,834
Kimberly-Clark Corp.	121,348	13,378,617
The Procter & Gamble Co.	866,968	69,877,621

		105,021,983
Independent Power Producers & Energy Traders — 0.1%
The AES Corp.	210,498	3,005,911
Common Stocks	Shares	Value
Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc.	103,921	$3,304,688

		6,310,599
Industrial Conglomerates — 2.4%
3M Co.	201,332	27,312,699
Danaher Corp.	192,049	14,403,675
General Electric Co.	3,208,310	83,063,146
Tyco International Ltd.	147,268	6,244,163

		131,023,683
Insurance — 4.2%
ACE Ltd.	107,684	10,667,177
Aflac, Inc.	145,804	9,191,484
The Allstate Corp.	143,025	8,092,354
American International Group, Inc.	468,216	23,415,482
Aon PLC	96,255	8,112,371
Assurant, Inc.	22,961	1,491,546
Berkshire Hathaway, Inc., Class B (a)	575,607	71,933,607
The Chubb Corp.	78,572	7,016,480
Cincinnati Financial Corp.	46,958	2,284,976
Genworth Financial, Inc., Class A (a)	158,276	2,806,233
Hartford Financial Services Group, Inc.	142,662	5,031,689
Lincoln National Corp.	84,280	4,270,468
Loews Corp.	97,814	4,308,707
Marsh & McLennan Cos., Inc.	175,305	8,642,536
MetLife, Inc.	359,221	18,966,869
Principal Financial Group, Inc.	87,836	4,039,578
The Progressive Corp.	175,264	4,244,894
Prudential Financial, Inc.	148,024	12,530,232
Torchmark Corp.	28,360	2,231,932
The Travelers Cos., Inc.	112,700	9,590,770
Unum Group	83,031	2,931,825
XL Group PLC	88,384	2,762,000

		224,563,210
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	118,946	40,027,708
Expedia, Inc.	32,729	2,372,852
Netflix, Inc. (a)	19,119	6,730,462
priceline.com, Inc. (a)	16,671	19,869,998
TripAdvisor, Inc. (a)	35,454	3,211,778

		72,212,798
Internet Software & Services — 3.2%
Akamai Technologies, Inc. (a)	57,083	3,322,802
eBay, Inc. (a)	372,543	20,579,275
Facebook, Inc. (a)	546,221	32,904,353
Google, Inc., Class A (a)	90,261	100,596,787
VeriSign, Inc. (a)	40,240	2,169,338

198	BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Yahoo!, Inc. (a)	300,256	$10,779,191

		170,351,746
IT Services — 3.5%
Accenture PLC, Class A	203,658	16,235,616
Alliance Data Systems Corp. (a)	16,995	4,630,288
Automatic Data Processing, Inc.	154,041	11,901,208
Cognizant Technology Solutions Corp., Class A (a)	194,187	9,827,804
Computer Sciences Corp.	46,640	2,836,645
Fidelity National Information Services, Inc.	92,905	4,965,772
Fiserv, Inc. (a)	81,433	4,616,437
International Business Machines Corp.	313,017	60,252,642
Mastercard, Inc., Class A	326,333	24,377,075
Paychex, Inc.	103,629	4,414,595
Teradata Corp. (a)	50,980	2,507,706
Total System Services, Inc.	52,972	1,610,878
Visa, Inc., Class A	162,099	34,990,690
The Western Union Co.	175,416	2,869,806

		186,037,162
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	37,227	2,070,566
Mattel, Inc.	108,779	4,363,125

		6,433,691
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	106,577	5,959,786
PerkinElmer, Inc.	36,040	1,623,962
Thermo Fisher Scientific, Inc.	125,306	15,066,794
Waters Corp. (a)	27,217	2,950,595

		25,601,137
Machinery — 1.7%
Caterpillar, Inc.	203,927	20,264,226
Cummins, Inc.	55,493	8,267,902
Deere & Co.	118,254	10,737,463
Dover Corp.	54,339	4,442,213
Flowserve Corp.	44,039	3,450,015
Illinois Tool Works, Inc.	125,029	10,168,609
Ingersoll-Rand PLC	82,740	4,736,038
Joy Global, Inc.	32,081	1,860,698
PACCAR, Inc.	113,259	7,638,187
Pall Corp.	35,140	3,143,976
Parker Hannifin Corp.	47,668	5,706,336
Pentair Ltd., Registered Shares	63,150	5,010,321
Snap-on, Inc.	18,567	2,106,983
Stanley Black & Decker, Inc.	49,730	4,040,065
Common Stocks	Shares	Value
Machinery (concluded)
Xylem, Inc.	58,996	$2,148,635

		93,721,667
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A	68,480	1,155,258
CBS Corp., Class B	176,508	10,908,194
Comcast Corp., Class A	833,424	41,687,868
DIRECTV (a)	151,550	11,581,451
Discovery Communications, Inc., Class A (a)	71,157	5,884,684
Gannett Co., Inc.	72,578	2,003,153
Graham Holdings Co., Class B	1,394	981,027
The Interpublic Group of Cos., Inc.	135,469	2,321,939
News Corp., Class A (a)	159,107	2,739,823
Omnicom Group, Inc.	82,534	5,991,968
Scripps Networks Interactive, Inc., Class A	35,057	2,661,177
Time Warner Cable, Inc.	88,742	12,173,628
Time Warner, Inc.	285,486	18,650,800
Twenty-First Century Fox, Inc., Class A	620,694	19,843,587
Viacom, Inc., Class B	127,462	10,832,995
The Walt Disney Co.	520,993	41,715,910

		191,133,462
Metals & Mining — 0.5%
Alcoa, Inc.	344,423	4,432,724
Allegheny Technologies, Inc.	34,429	1,297,285
Cliffs Natural Resources, Inc. (c)	48,825	998,960
Freeport-McMoRan Copper & Gold, Inc.	331,976	10,978,446
Newmont Mining Corp.	159,128	3,729,960
Nucor Corp.	101,758	5,142,849
United States Steel Corp. (c)	46,268	1,277,460

		27,857,684
Multi-Utilities — 1.2%
Ameren Corp.	77,533	3,194,360
CenterPoint Energy, Inc.	137,039	3,246,454
CMS Energy Corp.	85,214	2,495,066
Consolidated Edison, Inc.	93,618	5,022,606
Dominion Resources, Inc.	185,904	13,197,325
DTE Energy Co.	56,595	4,204,442
Integrys Energy Group, Inc.	25,533	1,523,043
NiSource, Inc.	100,342	3,565,151
PG&E Corp.	146,295	6,319,944
Public Service Enterprise Group, Inc.	161,793	6,170,785
SCANA Corp.	45,091	2,314,070
Sempra Energy	72,657	7,030,291
TECO Energy, Inc.	65,420	1,121,953

BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014	199

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Wisconsin Energy Corp. (c)	72,252	$3,363,331

		62,768,821
Multiline Retail — 0.7%
Dollar General Corp. (a)	94,176	5,224,884
Dollar Tree, Inc. (a)	66,501	3,470,022
Family Dollar Stores, Inc.	30,613	1,775,860
Kohl’s Corp.	64,327	3,653,774
Macy’s, Inc.	117,790	6,983,769
Nordstrom, Inc.	45,719	2,855,152
Target Corp.	202,080	12,227,861

		36,191,322
Office Electronics — 0.1%
Xerox Corp.	356,480	4,028,224
Oil, Gas & Consumable Fuels — 8.1%
Anadarko Petroleum Corp.	161,058	13,651,276
Apache Corp.	126,260	10,473,267
Cabot Oil & Gas Corp.	134,952	4,572,174
Chesapeake Energy Corp.	161,816	4,145,726
Chevron Corp.	610,490	72,593,366
ConocoPhillips	392,026	27,579,029
CONSOL Energy, Inc.	73,225	2,925,339
Denbury Resources, Inc.	114,040	1,870,256
Devon Energy Corp.	122,421	8,193,638
EOG Resources, Inc.	87,321	17,129,761
EQT Corp.	48,229	4,676,766
Exxon Mobil Corp.	1,381,788	134,973,052
Hess Corp.	87,421	7,245,452
Kinder Morgan, Inc.	214,267	6,961,535
Marathon Oil Corp.	222,791	7,913,536
Marathon Petroleum Corp.	94,226	8,201,431
Murphy Oil Corp.	55,116	3,464,592
Newfield Exploration Co. (a)	43,558	1,365,979
Noble Energy, Inc.	115,051	8,173,223
Occidental Petroleum Corp.	254,163	24,219,192
Peabody Energy Corp.	86,618	1,415,338
Phillips 66	187,941	14,482,733
Pioneer Natural Resources Co.	45,688	8,550,052
QEP Resources, Inc.	57,331	1,687,825
Range Resources Corp.	52,316	4,340,658
Southwestern Energy Co. (a)	112,806	5,190,204
Spectra Energy Corp.	214,236	7,913,878
Tesoro Corp.	42,207	2,135,252
Valero Energy Corp.	170,337	9,044,895
The Williams Cos., Inc.	218,798	8,878,823

		433,968,248
Paper & Forest Products — 0.1%
International Paper Co.	140,385	6,440,864
Personal Products — 0.1%
Avon Products, Inc.	138,620	2,029,397
Common Stocks	Shares	Value
Personal Products (concluded)
The Estee Lauder Cos., Inc., Class A	81,696	$5,463,828

		7,493,225
Pharmaceuticals — 6.1%
AbbVie, Inc.	507,903	26,106,214
Actavis PLC (a)	55,692	11,464,198
Allergan, Inc.	95,422	11,841,870
Bristol-Myers Squibb Co.	525,659	27,307,985
Eli Lilly & Co.	315,131	18,548,611
Forest Laboratories, Inc. (a)	76,235	7,034,204
Hospira, Inc. (a)	53,179	2,299,992
Johnson & Johnson	904,542	88,853,161
Merck & Co., Inc.	940,251	53,378,049
Mylan, Inc. (a)	118,986	5,810,086
Perrigo Co. PLC	42,755	6,612,488
Pfizer, Inc.	2,041,100	65,560,132
Zoetis, Inc.	159,812	4,624,959

		329,441,949
Professional Services — 0.2%
The Dun & Bradstreet Corp.	12,056	1,197,764
Equifax, Inc.	38,995	2,652,830
Nielsen Holdings NV	90,812	4,052,939
Robert Half International, Inc.	44,019	1,846,597

		9,750,130
Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	126,284	10,338,871
Apartment Investment & Management Co., Class A	46,694	1,411,093
AvalonBay Communities, Inc.	38,883	5,106,116
Boston Properties, Inc.	48,906	5,601,204
Equity Residential	107,340	6,224,647
General Growth Properties, Inc.	166,869	3,671,118
HCP, Inc.	146,127	5,668,266
Health Care REIT, Inc. (c)	92,684	5,523,966
Host Hotels & Resorts, Inc.	241,870	4,895,449
Kimco Realty Corp.	130,932	2,864,792
The Macerich Co.	44,908	2,799,116
Plum Creek Timber Co., Inc. (c)	56,577	2,378,497
Prologis, Inc.	159,704	6,520,714
Public Storage	46,219	7,787,439
Simon Property Group, Inc.	100,474	16,477,736
Ventas, Inc.	94,064	5,697,457
Vornado Realty Trust	55,672	5,487,032
Weyerhaeuser Co.	186,846	5,483,930

		103,937,443
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	89,089	2,443,711

200	BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail — 1.0%
CSX Corp.	322,305	$9,337,176
Kansas City Southern	35,232	3,595,778
Norfolk Southern Corp.	99,013	9,621,093
Ryder System, Inc.	17,049	1,362,556
Union Pacific Corp.	145,527	27,309,597

		51,226,200
Semiconductors & Semiconductor Equipment — 2.1%
Altera Corp.	101,638	3,683,361
Analog Devices, Inc.	99,893	5,308,314
Applied Materials, Inc.	387,142	7,905,440
Broadcom Corp., Class A	176,423	5,553,796
First Solar, Inc. (a)(c)	22,562	1,574,602
Intel Corp.	1,589,754	41,031,551
KLA-Tencor Corp.	53,234	3,680,599
Lam Research Corp. (a)	51,863	2,852,465
Linear Technology Corp.	75,394	3,670,934
LSI Corp.	178,343	1,974,257
Microchip Technology, Inc.	63,631	3,039,016
Micron Technology, Inc. (a)	339,138	8,024,005
NVIDIA Corp.	177,407	3,177,359
Texas Instruments, Inc.	346,761	16,349,781
Xilinx, Inc.	85,356	4,632,270

		112,457,750
Software — 3.6%
Adobe Systems, Inc. (a)	148,498	9,762,258
Autodesk, Inc. (a)	72,604	3,570,665
CA, Inc.	103,194	3,195,918
Citrix Systems, Inc. (a)	58,812	3,377,573
Electronic Arts, Inc. (a)	98,925	2,869,814
Intuit, Inc.	90,634	7,044,981
Microsoft Corp.	2,415,431	99,008,517
Oracle Corp.	1,107,413	45,304,266
Red Hat, Inc. (a)	60,571	3,209,052
Salesforce.com, Inc. (a)	179,442	10,244,344
Symantec Corp.	221,296	4,419,281

		192,006,669
Specialty Retail — 2.1%
AutoNation, Inc. (a)	20,243	1,077,535
AutoZone, Inc. (a)	10,785	5,792,623
Bed Bath & Beyond, Inc. (a)	68,135	4,687,688
Best Buy Co., Inc.	87,324	2,306,227
CarMax, Inc. (a)(c)	71,334	3,338,431
GameStop Corp., Class A	37,095	1,524,605
The Gap, Inc.	84,652	3,391,159
The Home Depot, Inc.	450,266	35,629,549
L Brands, Inc.	77,933	4,424,256
Lowe’s Cos., Inc.	334,370	16,350,693
O’Reilly Automotive, Inc. (a)	34,034	5,050,305
PetSmart, Inc.	33,137	2,282,808
Ross Stores, Inc.	68,768	4,920,350
Common Stocks	Shares	Value
Specialty Retail (concluded)
Staples, Inc.	208,372	$2,362,938
Tiffany & Co.	35,190	3,031,619
TJX Cos., Inc.	227,377	13,790,415
Tractor Supply Co.	44,597	3,149,886
Urban Outfitters, Inc. (a)	34,763	1,267,807

		114,378,894
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	88,827	4,411,149
Fossil Group, Inc. (a)	15,399	1,795,677
Michael Kors Holdings Ltd. (a)	57,349	5,348,941
NIKE, Inc., Class B	237,881	17,569,891
PVH Corp.	26,082	3,254,251
Ralph Lauren Corp.	18,927	3,045,922
VF Corp.	112,621	6,968,988

		42,394,819
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	151,578	1,490,012
People’s United Financial, Inc.	99,436	1,478,613

		2,968,625
Tobacco — 1.4%
Altria Group, Inc.	637,174	23,849,423
Lorillard, Inc.	115,884	6,267,007
Philip Morris International, Inc.	506,922	41,501,704
Reynolds American, Inc.	99,646	5,323,089

		76,941,223
Trading Companies & Distributors — 0.2%
Fastenal Co.	87,263	4,303,811
W.W. Grainger, Inc.	19,593	4,950,367

		9,254,178
Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.	106,792	7,879,114
Total Long-Term Investments (Cost — $3,120,417,856) — 99.1%		5,339,882,022

Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (b)(d)(e)	42,700,503	42,700,503
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (b)(d)(e)	7,580,553	7,580,553
Total Short-Term Securities (Cost — $50,281,056) — 0.9%		50,281,056

BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014	201

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Total Investments (Cost — $3,170,698,912*) — 100.0%		5,390,163,078
Liabilities in Excess of Other Assets — (0.0)%		(1,272,126)

Net Assets — 100.0%		$5,388,890,952

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,816,584,137

Gross unrealized appreciation	$2,667,366,255
Gross unrealized depreciation	(93,787,314)

Net unrealized appreciation	$2,573,578,941

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased	Shares Sold	Shares Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain
BlackRock, Inc.	40,465	—	(281)	40,184	$12,637,064	$78,097	$16,569
BlackRock Cash Funds Institutional, SL Agency Shares	92,138,359	—	(49,437,856)[1]	42,700,503	$42,700,503	$13,448	—
BlackRock Cash Funds: Prime, SL Agency Shares	11,657,294	—	(4,076,741)[1]	7,580,553	$7,580,553	$26,613	—
The PNC Financial Services Group, Inc.	169,461	1,286	—	170,747	$14,854,989	$74,563	—
[1] Represents net shares sold.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Masters Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
526	S&P 500 E-Mini Index	Chicago Mercantile	June 2014	USD	49,038,980	$132,534

202	BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$5,339,882,022	—	—	$5,339,882,022
Short-Term Securities:
Money Market Funds	50,281,056	—	—	50,281,056

Total	$5,390,163,078	—	—	$5,390,163,078

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$132,534	—	—	$132,534

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014	203

Schedule of Investments (concluded)	S&P 500 Stock Master Fund

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,282,000	—	—	$2,282,000
Liabilities:
Bank overdraft	—	$(96,321)	—	(96,321)
Collateral on securities loaned at value	—	(7,901,735)	—	(7,901,735)

Total	$2,282,000	$(7,998,056)	—	$(5,716,056)

There were no transfers between levels during the period ended March 31, 2014.

204	BLACKROCK S&P 500 STOCK FUND	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.13%, 4/24/14	$64,000	$63,994,909
0.08%, 5/08/14	85,979	85,971,902
0.10%, 5/15/14	204,000	203,975,103
0.10%, 5/22/14	35,000	34,995,042
0.10%, 6/05/14	74,250	74,236,594
0.09%, 6/19/14	25,000	24,995,063
0.09%, 7/03/14	125,000	124,971,350
0.08%, 8/28/14	50,000	49,983,444
0.09%, 9/11/14	50,000	49,980,191
0.08%, 9/25/14	75,000	74,970,500
0.07%, 10/02/14	50,000	49,982,938
0.12%, 3/05/15	76,075	75,989,289
U.S. Treasury Notes:
0.25%, 4/30/14	140,747	140,760,301
0.63%, 7/15/14	47,170	47,233,608
0.50%, 8/15/14	70,000	70,101,702
0.25%, 11/30/14	15,890	15,904,968
0.25%, 1/15/15	65,360	65,422,290
0.10%, 1/31/16 (b)	32,900	32,885,323
Total U.S. Treasury Obligations — 41.2%		1,286,354,517

Repurchase Agreements
Barclays Capital, Inc. 0.05%, 4/01/14 (Purchased on 3/25/14 to be repurchased at $40,148,390, collateralized by U.S. Treasury obligation, 0.63%, due 9/30/17, par and fair value of $41,760,100 and $40,950,998, respectively)	40,148	40,148,000
Barclays Capital, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $240,000,333, collateralized by U.S. Treasury obligations, 1.38% to 2.00%, due 9/30/17 to 2/28/21, par and fair value of $248,609,300 and $244,800,002, respectively)	240,000	240,000,000
Barclays Capital, Inc., 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $120,000,200, collateralized by U.S. Treasury obligation, 2.25%, due 3/31/21, par and fair value of $122,822,200 and $122,400,060, respectively)	120,000	120,000,000
Total Value of Barclays Capital, Inc. (collateral value of $408,151,060)		400,148,000
Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.05%, 4/07/14 (Purchased on 3/04/14 to be repurchased at $62,337,944, collateralized by U.S. Treasury obligations, 0.00% to 2.38%, due 8/15/24 to 5/15/43, par and fair value of $139,966,052 and $63,581,773, respectively) (c)	$62,335	$62,335,000
BNP Paribas Securities Corp., 0.05%, 4/07/14 (Purchased on 1/06/14 to be repurchased at $69,298,757, collateralized by U.S. Treasury obligations, 0.00%, due 8/15/25 to 5/15/43, par and fair value of $156,456,825 and $70,675,801, respectively) (c)	69,290	69,290,000
Total Value of BNP Paribas Securities Corp. (collateral value of $134,257,574)		131,625,000
Citigroup Global Markets, Inc., 0.05%, 4/01/14 (Purchased on 3/25/14 to be repurchased at $19,392,189 collateralized by U.S. Treasury obligations, 0.88% to 2.00%, due 2/28/17 to 9/30/20, par and fair value of $19,805,900 and $19,779,937, respectively)	19,392	19,392,000
Citigroup Global Markets, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $47,114,065 collateralized by U.S. Treasury obligations, 0.25% to 0.63%, due 10/31/14 to 9/30/17, par and fair value of $48,583,100 and $48,056,285, respectively)	47,114	47,114,000
Citigroup Global Markets, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $240,272,334 collateralized by U.S. Treasury obligations, 0.25% to 3.63%, due 9/15/14 to 8/15/43, par and fair value of $243,023,100 and $245,077,478, respectively)	240,272	240,272,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $312,913,700 )		306,778,000

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	205

Schedule of Investments (continued)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $50,000,069, collateralized by U.S. Treasury obligation, 1.00%, due 10/31/16, par and fair value of $50,455,000 and $51,000,486, respectively)	$50,000	$50,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $51,000,486)		50,000,000
Deutsche Bank Securities, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $100,000,139, collateralized by U.S. Treasury obligations, 0.00% to 2.13%, due 6/05/14 to 8/15/21, par and fair value of $99,146,900 and $102,000,021, respectively)	100,000	100,000,000
Deutsche Bank Securities, Inc., 0.05%, 4/07/14 (Purchased on 3/04/14 to be repurchased at $68,573,238, collateralized by U.S. Treasury obligations, 0.00% to 8.75%, due 7/24/14 to 1/15/29, par and fair value of $64,111,200 and $69,941,480, respectively) (c)	68,570	68,570,000
Deutsche Bank Securities, Inc., 0.06%, 4/07/14 (Purchased on 1/15/14 to be repurchased at $31,904,360, collateralized by U.S. Treasury obligations, 0.00% to 2.75%, due 8/14/14 to 2/15/24, par and fair value of $32,510,100 and $32,538,074, respectively) (c)	31,900	31,900,000
Deutsche Bank Securities, Inc., 0.06%, 4/07/14 (Purchased on 1/21/14 to be repurchased at $65,923,349, collateralized by U.S. Treasury obligations, 0.25% to 2.38%, due 4/30/14 to 2/15/17, par and fair value of $66,329,300 and $67,233,344, respectively) (c)	65,915	65,915,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $271,712,919)		266,385,000
Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $53,000,074, collateralized by U.S. Treasury obligations, 0.25% to 6.50%, due 12/15/14 to 11/15/43, par and fair value of $50,347,700 and $54,061,159, respectively)	$53,000	$53,000,000
HSBC Securities (USA), Inc., 0.05%, 4/01/14 (Purchased on 1/27/14 to be repurchased at $200,017,778, collateralized by U.S. Treasury obligations, 0.50% to 8.13%, due 8/15/14 to 5/15/43, par and fair value of $186,290,100 and $204,004,706, respectively)	200,000	200,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $258,065,865 )		253,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $87,000,121, collateralized by a U.S. Treasury obligation, 2.38% due 9/30/14, original par and fair value of $87,736,300 and $88,740,003, respectively)	87,000	87,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $88,740,003 )		87,000,000
Morgan Stanley & Co. LLC, 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $125,000,208, collateralized by a U.S. Treasury obligation, 0.38%, due 3/31/16, original par and fair value of $127,699,500 and $127,500,033, respectively)	125,000	125,000,000
Morgan Stanley & Co. LLC, 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $90,000,150, collateralized by a U.S. Treasury obligation, 0.25% , due 11/30/15, original par and fair value of $91,813,700 and $91,800,024, respectively)	90,000	90,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $219,300,057)		215,000,000

206	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Schedule of Investments (continued)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets, LLC, 0.04%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $10,000,011, collateralized by U.S. Treasury obligations, 0.00% to 0.75%, due 3/31/18 to 2/15/26, par and fair value of $14,608,967 and $10,200,090, respectively)	$10,000	$10,000,000
Total Value of RCB Capital Markets, LLC (collateral value of $10,200,090)		10,000,000
SG Americas Securities LLC, 0.05%, 4/01/14(Purchased on 3/31/14 to be repurchased at $100,000,139, collateralized by U.S. Treasury obligations, 0.00% to 9.00%, due 6/12/14 to 1/15/26, par and fair value of $99,417,837 and $102,000,122, respectively)	100,000	100,000,000
Total Value of SG Americas Securities LLC (collateral value of $102,000,122)		100,000,000
Repurchase Agreements	Par (000)	Value
TD Securities (USA), LLC, 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $13,000,022, collateralized by a U.S. Treasury obligations, 0.00% to 2.38%, due 1/08/15 to 2/28/15, original par and fair value of $13,134,200 and $13,260,053, respectively)	$13,000	$13,000,000
Total Value of TD Securities (USA), LLC (collateral value of $13,260,053)		13,000,000
Wells Fargo Securities LLC, 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $50,000,083, collateralized by a U.S. Treasury obligations, 0.13% to 7.13%, due 5/31/17 to 8/15/42, original par and fair value of $53,305,665 and $51,000,000, respectively)	50,000	50,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $51,000,000 )		50,000,000
Total Repurchase Agreements — 60.4%		$1,882,936,000
Total Investments (Cost — $3,169,290,517*) — 101.6%		3,169,290,517
Liabilities in Excess of Other Assets — (1.6)%		(49,821,000)

Net Assets — 100.0%		$3,119,469,517

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable Rate security. Rate shown is as of report date.

(c)	Maturity shown is the date the principal owed can be recovered through demand.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014	207

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,169,290,517	—	$3,169,290,517

[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended March 31, 2014.

208	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date:	May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date:	May 23, 2014